UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

September 30, 2017 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (49.6%)
3M Co. (Industrial Conglomerates)	1,200	$251,880
A.O. Smith Corp. (Building Products)	300	17,829
Abbott Laboratories (Health Care Equipment & Supplies)	3,525	188,093
AbbVie, Inc. (Biotechnology)	3,225	286,573
Accenture PLC - Class A (IT Services)	1,250	168,838
Activision Blizzard, Inc. (Software)	1,525	98,378
Acuity Brands, Inc. (Electrical Equipment)	75	12,846
Adobe Systems, Inc.* (Software)	1,000	149,179
Advance Auto Parts, Inc. (Specialty Retail)	150	14,880
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,625	20,719
Aetna, Inc. (Health Care Providers & Services)	675	107,331
Affiliated Managers Group, Inc. (Capital Markets)	125	23,729
Aflac, Inc. (Insurance)	800	65,112
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	41,730
Air Products & Chemicals, Inc. (Chemicals)	450	68,049
Akamai Technologies, Inc.* (Internet Software & Services)	350	17,052
Alaska Air Group, Inc. (Airlines)	250	19,068
Albemarle Corp. (Chemicals)	225	30,670
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	200	23,794
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	63,131
Align Technology, Inc.* (Health Care Equipment & Supplies)	150	27,941
Allegion PLC (Building Products)	200	17,294
Allergan PLC (Pharmaceuticals)	675	138,341
Alliance Data Systems Corp. (IT Services)	100	22,155
Alliant Energy Corp. (Electric Utilities)	475	19,746
Alphabet, Inc.* - Class A (Internet Software & Services)	600	584,232
Alphabet, Inc.* - Class C (Internet Software & Services)	625	599,443
Altria Group, Inc. (Tobacco)	3,900	247,338
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	800	769,080
Ameren Corp. (Multi-Utilities)	500	28,920
American Airlines Group, Inc. (Airlines)	875	41,554
American Electric Power Co., Inc. (Electric Utilities)	1,000	70,240
American Express Co. (Consumer Finance)	1,500	135,690
American International Group, Inc. (Insurance)	1,825	112,036
American Tower Corp. (Equity Real Estate Investment Trusts)	875	119,594
American Water Works Co., Inc. (Water Utilities)	350	28,319
Ameriprise Financial, Inc. (Capital Markets)	300	44,553
AmerisourceBergen Corp. (Health Care Providers & Services)	325	26,894
AMETEK, Inc. (Electrical Equipment)	475	31,369
Amgen, Inc. (Biotechnology)	1,475	275,014
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	625	52,900
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,150	56,178
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	750	64,628
Andeavor (Oil, Gas & Consumable Fuels)	300	30,945
ANSYS, Inc.* (Software)	175	21,478
Anthem, Inc. (Health Care Providers & Services)	525	99,687
Aon PLC (Insurance)	525	76,703
Apache Corp. (Oil, Gas & Consumable Fuels)	775	35,495
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	325	14,255
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,500	1,618,260
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,175	113,296
Archer-Daniels-Midland Co. (Food Products)	1,150	48,887
Arconic, Inc. (Aerospace & Defense)	800	19,904
Arthur J. Gallagher & Co. (Insurance)	375	23,081
Assurant, Inc. (Insurance)	100	9,552
AT&T, Inc. (Diversified Telecommunication Services)	12,475	488,645
Autodesk, Inc.* (Software)	450	50,517
Automatic Data Processing, Inc. (IT Services)	900	98,388
AutoZone, Inc.* (Specialty Retail)	50	29,756
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	49,066
Avery Dennison Corp. (Containers & Packaging)	175	17,210
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	875	32,043
Ball Corp. (Containers & Packaging)	725	29,943
Bank of America Corp. (Banks)	19,925	504,899
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	48,075
Baxter International, Inc. (Health Care Equipment & Supplies)	1,025	64,319
BB&T Corp. (Banks)	1,650	77,451
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	450	88,178
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,900	714,948
Best Buy Co., Inc. (Specialty Retail)	550	31,328
Biogen, Inc.* (Biotechnology)	425	133,076
BlackRock, Inc. - Class A (Capital Markets)	250	111,773
BorgWarner, Inc. (Auto Components)	400	20,492
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	325	39,936
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,775	80,947
Brighthouse Financial, Inc.* (Insurance)	200	12,160

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,325	$211,936
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	825	200,095
Brown-Forman Corp. - Class B (Beverages)	400	21,720
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	20,928
CA, Inc. (Software)	650	21,697
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	950	25,413
Cadence Design Systems, Inc.* (Software)	575	22,695
Campbell Soup Co. (Food Products)	400	18,728
Capital One Financial Corp. (Consumer Finance)	975	82,544
Cardinal Health, Inc. (Health Care Providers & Services)	650	43,498
CarMax, Inc.* (Specialty Retail)	375	28,429
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	825	53,270
Caterpillar, Inc. (Machinery)	1,200	149,651
CBOE Holdings, Inc. (Capital Markets)	225	24,217
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	600	22,728
CBS Corp. - Class B (Media)	750	43,500
Celgene Corp.* (Biotechnology)	1,600	233,312
Centene Corp.* (Health Care Providers & Services)	350	33,870
CenterPoint Energy, Inc. (Multi-Utilities)	875	25,559
CenturyLink, Inc. (Diversified Telecommunication Services)	1,125	21,263
Cerner Corp.* (Health Care Technology)	650	46,358
CF Industries Holdings, Inc. (Chemicals)	475	16,701
Charter Communications, Inc.* - Class A (Media)	400	145,368
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,850	7,955
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,850	452,374
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	15,392
Chubb, Ltd. (Insurance)	950	135,422
Church & Dwight Co., Inc. (Household Products)	500	24,225
Cigna Corp. (Health Care Providers & Services)	500	93,470
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	22,734
Cincinnati Financial Corp. (Insurance)	300	22,971
Cintas Corp. (Commercial Services & Supplies)	175	25,249
Cisco Systems, Inc. (Communications Equipment)	10,150	341,345
Citigroup, Inc. (Banks)	5,525	401,889
Citizens Financial Group, Inc. (Banks)	1,025	38,817
Citrix Systems, Inc.* (Software)	300	23,046
CME Group, Inc. (Capital Markets)	700	94,976
CMS Energy Corp. (Multi-Utilities)	575	26,634
Coach, Inc. (Textiles, Apparel & Luxury Goods)	575	23,161
Cognizant Technology Solutions Corp. (IT Services)	1,200	87,048
Colgate-Palmolive Co. (Household Products)	1,800	131,130
Comcast Corp. - Class A (Media)	9,550	367,483
Comerica, Inc. (Banks)	350	26,691
ConAgra Foods, Inc. (Food Products)	850	28,679
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	300	39,516
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,475	123,873
Consolidated Edison, Inc. (Multi-Utilities)	625	50,425
Constellation Brands, Inc. - Class A (Beverages)	350	69,808
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,825	54,604
Costco Wholesale Corp. (Food & Staples Retailing)	900	147,861
Coty, Inc. (Personal Products)	950	15,704
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	825	82,483
CSRA, Inc. (IT Services)	325	10,488
CSX Corp. (Road & Rail)	1,850	100,381
Cummins, Inc. (Machinery)	325	54,610
CVS Health Corp. (Food & Staples Retailing)	2,075	168,739
D.R. Horton, Inc. (Household Durables)	700	27,951
Danaher Corp. (Health Care Equipment & Supplies)	1,250	107,224
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	19,695
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	300	17,817
Deere & Co. (Machinery)	650	81,634
Delphi Automotive PLC (Auto Components)	550	54,120
Delta Air Lines, Inc. (Airlines)	1,350	65,096
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	475	28,410
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,075	39,463
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	425	50,290
Discover Financial Services (Consumer Finance)	750	48,360
Discovery Communications, Inc.* - Class A (Media)	325	6,919
Discovery Communications, Inc.* - Class C (Media)	425	8,611
Dish Network Corp.* - Class A (Media)	450	24,404
Dollar General Corp. (Multiline Retail)	525	42,551
Dollar Tree, Inc.* (Multiline Retail)	475	41,240
Dominion Resources, Inc. (Multi-Utilities)	1,300	100,009
Dover Corp. (Machinery)	325	29,702
DowDupont, Inc.* (Chemicals)	4,750	328,842
Dr. Pepper Snapple Group, Inc. (Beverages)	375	33,176
DTE Energy Co. (Multi-Utilities)	375	40,260
Duke Energy Corp. (Electric Utilities)	1,425	119,585
Duke Realty Corp. (Equity Real Estate Investment Trusts)	725	20,895
DXC Technology Co. (IT Services)	575	49,381
E*TRADE Financial Corp.* (Capital Markets)	550	23,986
Eastman Chemical Co. (Chemicals)	300	27,147

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Eaton Corp. PLC (Electrical Equipment)	900	$69,111
eBay, Inc.* (Internet Software & Services)	2,025	77,882
Ecolab, Inc. (Chemicals)	525	67,520
Edison International (Electric Utilities)	650	50,161
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	46,457
Electronic Arts, Inc.* (Software)	625	73,788
Eli Lilly & Co. (Pharmaceuticals)	1,975	168,942
Emerson Electric Co. (Electrical Equipment)	1,300	81,692
Entergy Corp. (Electric Utilities)	375	28,635
Envision Healthcare Corp.* (Health Care Providers & Services)	250	11,238
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,175	113,669
EQT Corp. (Oil, Gas & Consumable Fuels)	350	22,834
Equifax, Inc. (Professional Services)	250	26,498
Equinix, Inc. (Equity Real Estate Investment Trusts)	150	66,944
Equity Residential (Equity Real Estate Investment Trusts)	750	49,448
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	31,754
Everest Re Group, Ltd. (Insurance)	75	17,129
Eversource Energy (Electric Utilities)	650	39,286
Exelon Corp. (Electric Utilities)	1,950	73,457
Expedia, Inc. (Internet & Direct Marketing Retail)	250	35,985
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	22,448
Express Scripts Holding Co.* (Health Care Providers & Services)	1,175	74,401
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	250	19,980
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,600	705,027
F5 Networks, Inc.* (Communications Equipment)	125	15,070
Facebook, Inc.* - Class A (Internet Software & Services)	4,825	824,447
Fastenal Co. (Trading Companies & Distributors)	575	26,208
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	150	18,632
FedEx Corp. (Air Freight & Logistics)	500	112,790
Fidelity National Information Services, Inc. (IT Services)	675	63,038
Fifth Third Bancorp (Banks)	1,500	41,970
First Horizon National Corp. (Banks)	1	11
FirstEnergy Corp. (Electric Utilities)	900	27,747
Fiserv, Inc.* (IT Services)	425	54,808
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	10,700
Flowserve Corp. (Machinery)	275	11,712
Fluor Corp. (Construction & Engineering)	275	11,578
FMC Corp. (Chemicals)	275	24,560
Foot Locker, Inc. (Specialty Retail)	275	9,686
Ford Motor Co. (Automobiles)	7,950	95,162
Fortive Corp. (Machinery)	625	44,244
Fortune Brands Home & Security, Inc. (Building Products)	325	21,850
Franklin Resources, Inc. (Capital Markets)	675	30,044
Freeport-McMoRan, Inc.* (Metals & Mining)	2,725	38,259
Garmin, Ltd. (Household Durables)	225	12,143
Gartner, Inc.* (IT Services)	175	21,772
General Dynamics Corp. (Aerospace & Defense)	575	118,209
General Electric Co. (Industrial Conglomerates)	17,575	424,964
General Mills, Inc. (Food Products)	1,175	60,818
General Motors Co. (Automobiles)	2,675	108,016
Genuine Parts Co. (Distributors)	300	28,695
GGP, Inc. (Equity Real Estate Investment Trusts)	1,275	26,482
Gilead Sciences, Inc. (Biotechnology)	2,650	214,703
Global Payments, Inc. (IT Services)	300	28,509
H & R Block, Inc. (Diversified Consumer Services)	425	11,254
Halliburton Co. (Energy Equipment & Services)	1,750	80,553
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	750	18,480
Harley-Davidson, Inc. (Automobiles)	350	16,874
Harris Corp. (Communications Equipment)	250	32,920
Hartford Financial Services Group, Inc. (Insurance)	750	41,573
Hasbro, Inc. (Leisure Products)	225	21,976
HCA Holdings, Inc.* (Health Care Providers & Services)	575	45,764
HCP, Inc. (Equity Real Estate Investment Trusts)	950	26,439
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	11,725
Henry Schein, Inc.* (Health Care Providers & Services)	325	26,647
Hess Corp. (Oil, Gas & Consumable Fuels)	550	25,790
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,325	48,911
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	425	29,516
Hologic, Inc.* (Health Care Equipment & Supplies)	575	21,097
Honeywell International, Inc. (Industrial Conglomerates)	1,550	219,697
Hormel Foods Corp. (Food Products)	550	17,677
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,500	27,735
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,400	67,864
Humana, Inc. (Health Care Providers & Services)	300	73,089
Huntington Bancshares, Inc. (Banks)	2,225	31,061
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	175	27,211
IHS Markit, Ltd.* (Professional Services)	750	33,059
Illinois Tool Works, Inc. (Machinery)	625	92,475
Illumina, Inc.* (Life Sciences Tools & Services)	300	59,760
Incyte Corp.* (Biotechnology)	350	40,859
Ingersoll-Rand PLC (Machinery)	525	46,814
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,550	363,663
Intercontinental Exchange, Inc. (Capital Markets)	1,200	82,440

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
International Business Machines Corp. (IT Services)	1,750	$253,890
International Flavors & Fragrances, Inc. (Chemicals)	150	21,437
International Paper Co. (Containers & Packaging)	850	48,296
Intuit, Inc. (Software)	500	71,070
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	78,441
Invesco, Ltd. (Capital Markets)	825	28,908
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	525	20,423
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	19,439
Jacobs Engineering Group, Inc. (Construction & Engineering)	250	14,567
Johnson & Johnson (Pharmaceuticals)	5,450	708,554
Johnson Controls International PLC (Building Products)	1,900	76,550
JPMorgan Chase & Co. (Banks)	7,150	682,896
Juniper Networks, Inc. (Communications Equipment)	775	21,568
Kansas City Southern Industries, Inc. (Road & Rail)	225	24,453
Kellogg Co. (Food Products)	500	31,185
KeyCorp (Banks)	2,200	41,404
Kimberly-Clark Corp. (Household Products)	725	85,318
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	875	17,106
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,900	74,802
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	34,450
Kohl’s Corp. (Multiline Retail)	350	15,978
L Brands, Inc. (Specialty Retail)	500	20,805
L3 Technologies, Inc. (Aerospace & Defense)	150	28,265
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	30,194
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	60,138
Leggett & Platt, Inc. (Household Durables)	275	13,126
Lennar Corp. - Class A (Household Durables)	425	22,440
Leucadia National Corp. (Diversified Financial Services)	650	16,413
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	600	31,974
Lincoln National Corp. (Insurance)	450	33,066
LKQ Corp.* (Distributors)	625	22,494
Lockheed Martin Corp. (Aerospace & Defense)	500	155,145
Loews Corp. (Insurance)	550	26,323
Lowe’s Cos., Inc. (Specialty Retail)	1,725	137,896
LyondellBasell Industries N.V. - Class A (Chemicals)	650	64,383
M&T Bank Corp. (Banks)	300	48,312
Macy’s, Inc. (Multiline Retail)	625	13,638
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,725	23,391
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,025	57,482
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	626	69,005
Marsh & McLennan Cos., Inc. (Insurance)	1,050	88,001
Martin Marietta Materials, Inc. (Construction Materials)	125	25,779
Masco Corp. (Building Products)	650	25,357
MasterCard, Inc. - Class A (IT Services)	1,900	268,280
Mattel, Inc. (Leisure Products)	700	10,836
McCormick & Co., Inc. (Food Products)	250	25,660
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,650	258,522
McKesson Corp. (Health Care Providers & Services)	425	65,284
Medtronic PLC (Health Care Equipment & Supplies)	2,750	213,867
Merck & Co., Inc. (Pharmaceuticals)	5,550	355,366
MetLife, Inc. (Insurance)	2,150	111,692
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	31,308
MGM Resorts International (Hotels, Restaurants & Leisure)	1,050	34,220
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	300	14,355
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	475	42,646
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,250	88,493
Microsoft Corp. (Software)	15,650	1,165,768
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	225	24,048
Mohawk Industries, Inc.* (Household Durables)	125	30,939
Molson Coors Brewing Co. - Class B (Beverages)	375	30,615
Mondelez International, Inc. - Class A (Food Products)	3,050	124,012
Monsanto Co. (Chemicals)	900	107,837
Monster Beverage Corp.* (Beverages)	850	46,963
Moody’s Corp. (Capital Markets)	325	45,243
Morgan Stanley (Capital Markets)	2,875	138,488
Motorola Solutions, Inc. (Communications Equipment)	325	27,583
Mylan N.V.* (Pharmaceuticals)	1,100	34,507
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	27,691
Navient Corp. (Consumer Finance)	550	8,261
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	550	24,068
Netflix, Inc.* (Internet & Direct Marketing Retail)	875	158,681
Newell Rubbermaid, Inc. (Household Durables)	1,000	42,670
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	11,868
Newmont Mining Corp. (Metals & Mining)	1,075	40,323
News Corp. - Class A (Media)	775	10,277
News Corp. - Class B (Media)	250	3,413
NextEra Energy, Inc. (Electric Utilities)	950	139,222
Nielsen Holdings PLC (Professional Services)	675	27,979

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,675	$138,698
NiSource, Inc. (Multi-Utilities)	650	16,634
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,000	28,360
Nordstrom, Inc. (Multiline Retail)	225	10,609
Norfolk Southern Corp. (Road & Rail)	575	76,038
Northern Trust Corp. (Capital Markets)	425	39,070
Northrop Grumman Corp. (Aerospace & Defense)	350	100,702
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	600	15,354
Nucor Corp. (Metals & Mining)	650	36,426
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,225	218,992
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,550	99,526
Omnicom Group, Inc. (Media)	475	35,183
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	775	42,943
Oracle Corp. (Software)	6,125	296,143
O’Reilly Automotive, Inc.* (Specialty Retail)	175	37,689
PACCAR, Inc. (Machinery)	725	52,447
Packaging Corp. of America (Containers & Packaging)	200	22,936
Parker-Hannifin Corp. (Machinery)	275	48,131
Patterson Cos., Inc. (Health Care Providers & Services)	175	6,764
Paychex, Inc. (IT Services)	650	38,974
PayPal Holdings, Inc.* (IT Services)	2,300	147,269
Pentair PLC (Machinery)	325	22,087
People’s United Financial, Inc. (Banks)	700	12,698
PepsiCo, Inc. (Beverages)	2,900	323,146
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	15,518
Perrigo Co. PLC (Pharmaceuticals)	275	23,279
Pfizer, Inc. (Pharmaceuticals)	12,125	432,862
PG&E Corp. (Electric Utilities)	1,050	71,495
Philip Morris International, Inc. (Tobacco)	3,150	349,682
Phillips 66 (Oil, Gas & Consumable Fuels)	875	80,159
Pinnacle West Capital Corp. (Electric Utilities)	225	19,026
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	51,639
PNC Financial Services Group, Inc. (Banks)	975	131,401
PPG Industries, Inc. (Chemicals)	525	57,047
PPL Corp. (Electric Utilities)	1,375	52,181
Praxair, Inc. (Chemicals)	575	80,351
Principal Financial Group, Inc. (Insurance)	550	35,387
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,075	68,219
Prudential Financial, Inc. (Insurance)	875	93,030
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	47,406
Public Storage (Equity Real Estate Investment Trusts)	300	64,197
PulteGroup, Inc. (Household Durables)	575	15,715
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	18,909
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	17,670
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,000	155,520
Quanta Services, Inc.* (Construction & Engineering)	300	11,211
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	25,751
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	300	28,521
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	100	8,829
Range Resources Corp. (Oil, Gas & Consumable Fuels)	450	8,807
Raymond James Financial, Inc. (Capital Markets)	250	21,083
Raytheon Co. (Aerospace & Defense)	600	111,948
Realty Income Corp. (Equity Real Estate Investment Trusts)	550	31,455
Red Hat, Inc.* (Software)	350	38,801
Regency Centers Corp. (Equity Real Estate Investment Trusts)	300	18,612
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	67,068
Regions Financial Corp. (Banks)	2,425	36,933
Republic Services, Inc. - Class A (Commercial Services & Supplies)	475	31,379
ResMed, Inc. (Health Care Equipment & Supplies)	300	23,088
Robert Half International, Inc. (Professional Services)	250	12,585
Rockwell Automation, Inc. (Electrical Equipment)	250	44,553
Rockwell Collins, Inc. (Aerospace & Defense)	325	42,481
Roper Technologies, Inc. (Industrial Conglomerates)	200	48,680
Ross Stores, Inc. (Specialty Retail)	800	51,655
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	41,489
S&P Global, Inc. (Capital Markets)	525	82,063
Salesforce.com, Inc.* (Software)	1,375	128,453
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	250	36,013
SCANA Corp. (Multi-Utilities)	300	14,547
Schlumberger, Ltd. (Energy Equipment & Services)	2,825	197,071
Scripps Networks Interactive, Inc. - Class A (Media)	200	17,178
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	575	19,073
Sealed Air Corp. (Containers & Packaging)	375	16,020
Sempra Energy (Multi-Utilities)	500	57,065
Signet Jewelers, Ltd. (Specialty Retail)	125	8,319
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	625	100,630
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	38,213
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	200	20,264
Snap-on, Inc. (Machinery)	125	18,626
Southwest Airlines Co. (Airlines)	1,125	62,978
Stanley Black & Decker, Inc. (Machinery)	300	45,291
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,925	157,102
State Street Corp. (Capital Markets)	750	71,655

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Commercial Services & Supplies)	175	$12,534
Stryker Corp. (Health Care Equipment & Supplies)	650	92,313
SunTrust Banks, Inc. (Banks)	975	58,276
Symantec Corp. (Software)	1,250	41,013
Synchrony Financial (Consumer Finance)	1,525	47,351
Synopsys, Inc.* (Software)	300	24,159
Sysco Corp. (Food & Staples Retailing)	975	52,601
T. Rowe Price Group, Inc. (Capital Markets)	500	45,325
Target Corp. (Multiline Retail)	1,100	64,910
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	60,219
TechnipFMC PLC* (Energy Equipment & Services)	900	25,128
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,000	179,280
Textron, Inc. (Aerospace & Defense)	550	29,634
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,350	14,877
The Allstate Corp. (Insurance)	725	66,635
The Bank of New York Mellon Corp. (Capital Markets)	2,100	111,342
The Boeing Co. (Aerospace & Defense)	1,125	285,985
The Charles Schwab Corp. (Capital Markets)	2,425	106,070
The Clorox Co. (Household Products)	250	32,978
The Coca-Cola Co. (Beverages)	7,800	351,077
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	23,711
The Estee Lauder Cos., Inc. - Class A (Personal Products)	450	48,528
The Gap, Inc. (Specialty Retail)	450	13,289
The Goldman Sachs Group, Inc. (Capital Markets)	725	171,962
The Goodyear Tire & Rubber Co. (Auto Components)	500	16,625
The Hershey Co. (Food Products)	275	30,022
The Home Depot, Inc. (Specialty Retail)	2,400	392,543
The Interpublic Group of Cos., Inc. (Media)	800	16,632
The JM Smucker Co. - Class A (Food Products)	225	23,609
The Kraft Heinz Co. (Food Products)	1,200	93,060
The Kroger Co. (Food & Staples Retailing)	1,825	36,610
The Macerich Co. (Equity Real Estate Investment Trusts)	225	12,368
The Mosaic Co. (Chemicals)	725	15,653
The NASDAQ OMX Group, Inc. (Capital Markets)	225	17,453
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	100	183,082
The Procter & Gamble Co. (Household Products)	5,175	470,821
The Progressive Corp. (Insurance)	1,175	56,894
The Sherwin-Williams Co. (Chemicals)	175	62,657
The Southern Co. (Electric Utilities)	2,025	99,508
The TJX Cos., Inc. (Specialty Retail)	1,300	95,848
The Travelers Cos., Inc. (Insurance)	550	67,386
The Walt Disney Co. (Media)	3,125	308,030
The Western Union Co. (IT Services)	950	18,240
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,675	50,267
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	825	156,090
Tiffany & Co. (Specialty Retail)	200	18,356
Time Warner, Inc. (Media)	1,575	161,358
Torchmark Corp. (Insurance)	225	18,020
Total System Services, Inc. (IT Services)	350	22,925
Tractor Supply Co. (Specialty Retail)	250	15,823
TransDigm Group, Inc. (Aerospace & Defense)	100	25,565
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	225	9,119
Twenty-First Century Fox, Inc. - Class A (Media)	2,125	56,058
Twenty-First Century Fox, Inc. - Class B (Media)	900	23,211
Tyson Foods, Inc. - Class A (Food Products)	575	40,509
U.S. Bancorp (Banks)	3,225	172,828
UDR, Inc. (Equity Real Estate Investment Trusts)	550	20,917
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	28,258
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	375	6,180
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	375	5,633
Union Pacific Corp. (Road & Rail)	1,625	188,451
United Continental Holdings, Inc.* (Airlines)	525	31,962
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,400	168,125
United Rentals, Inc.* (Trading Companies & Distributors)	175	24,280
United Technologies Corp. (Aerospace & Defense)	1,500	174,119
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,975	386,803
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	175	19,415
Unum Group (Insurance)	450	23,009
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	42,910
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	900	69,237
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	175	17,511
Ventas, Inc. (Equity Real Estate Investment Trusts)	725	47,219
VeriSign, Inc.* (Internet Software & Services)	175	18,618
Verisk Analytics, Inc.* - Class A (Professional Services)	325	27,037
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,275	409,530
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	76,020
Viacom, Inc. - Class B (Media)	725	20,184
Visa, Inc. - Class A (IT Services)	3,725	392,018
Vornado Realty Trust (Equity Real Estate Investment Trusts)	350	26,908
Vulcan Materials Co. (Construction Materials)	275	32,890

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	$17,975
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,875	144,788
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,975	232,466
Waste Management, Inc. (Commercial Services & Supplies)	825	64,572
Waters Corp.* (Life Sciences Tools & Services)	150	26,928
WEC Energy Group, Inc. (Multi-Utilities)	650	40,807
Wells Fargo & Co. (Banks)	9,075	500,485
Welltower, Inc. (Equity Real Estate Investment Trusts)	750	52,710
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	600	51,840
WestRock Co. (Containers & Packaging)	525	29,783
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,525	51,896
Whirlpool Corp. (Household Durables)	150	27,666
Willis Towers Watson PLC (Insurance)	275	42,413
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	200	21,082
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	150	22,338
Xcel Energy, Inc. (Electric Utilities)	1,025	48,503
Xerox Corp. (Technology Hardware, Storage & Peripherals)	425	14,148
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	500	35,415
XL Group, Ltd. (Insurance)	525	20,711
Xylem, Inc. (Machinery)	375	23,486
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	700	51,527
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	400	46,836
Zions Bancorp (Banks)	400	18,872
Zoetis, Inc. (Pharmaceuticals)	1,000	63,760
TOTAL COMMON STOCKS (Cost $12,775,849)		43,793,457

	Principal Amount	Value
Repurchase Agreements (40.2%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $35,535,792	$35,533,000	$35,533,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,533,000)		35,533,000

TOTAL INVESTMENT SECURITIES (Cost $48,308,849) - 89.8%		79,326,457
Net other assets (liabilities) - 10.2%		9,001,452

NET ASSETS - 100.0%		$88,327,909

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $1,870,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	157	12/18/17	$19,318,769	$19,748,638	$429,869

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/17	1.76%	$8,314,110	$8,354,967	$42,009
S&P 500	UBS AG	10/27/17	1.61%	16,357,384	16,396,596	40,419
				$24,671,494	$24,751,563	$82,428

(1)	Agreements may be terminated at will by either party without penalty.

(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,091,957	1.2%
Air Freight & Logistics	324,291	0.4%
Airlines	220,658	0.2%
Auto Components	91,237	0.1%
Automobiles	220,052	0.2%
Banks	2,826,894	3.1%
Beverages	876,505	1.0%
Biotechnology	1,389,756	1.6%
Building Products	158,880	0.2%
Capital Markets	1,314,380	1.5%
Chemicals	972,854	1.1%
Commercial Services & Supplies	133,734	0.2%
Communications Equipment	438,486	0.5%
Construction & Engineering	37,356	NM
Construction Materials	58,669	0.1%
Consumer Finance	322,206	0.4%
Containers & Packaging	164,188	0.2%
Distributors	51,189	0.1%
Diversified Consumer Services	11,254	NM
Diversified Financial Services	731,361	0.8%
Diversified Telecommunication Services	951,412	1.1%
Electric Utilities	858,792	1.0%
Electrical Equipment	239,571	0.3%
Electronic Equipment, Instruments & Components	178,423	0.2%
Energy Equipment & Services	374,211	0.4%
Equity Real Estate Investment Trusts	1,280,712	1.5%
Food & Staples Retailing	783,065	0.9%
Food Products	542,846	0.6%
Health Care Equipment & Supplies	1,223,719	1.4%
Health Care Providers & Services	1,187,917	1.3%
Health Care Technology	46,358	0.1%
Hotels, Restaurants & Leisure	773,158	0.9%
Household Durables	192,650	0.2%
Household Products	744,472	0.8%
Independent Power & Renewable Electricity Producers	30,231	NM
Industrial Conglomerates	945,221	1.1%
Insurance	1,198,306	1.4%
Internet & Direct Marketing Retail	1,155,947	1.3%
Internet Software & Services	2,121,674	2.4%
IT Services	1,746,021	2.0%
Leisure Products	32,812	NM
Life Sciences Tools & Services	359,855	0.4%
Machinery	720,910	0.8%
Media	1,247,809	1.5%
Metals & Mining	115,008	0.1%
Multiline Retail	188,926	0.2%
Multi-Utilities	448,266	0.5%
Oil, Gas & Consumable Fuels	2,299,747	2.6%
Personal Products	64,232	0.1%
Pharmaceuticals	2,137,547	2.4%
Professional Services	127,158	0.1%
Real Estate Management & Development	22,728	NM
Road & Rail	408,762	0.5%
Semiconductors & Semiconductor Equipment	1,633,218	1.8%
Software	2,226,185	2.5%
Specialty Retail	934,560	1.1%
Technology Hardware, Storage & Peripherals	1,844,164	2.1%
Textiles, Apparel & Luxury Goods	277,155	0.3%
Tobacco	597,020	0.7%
Trading Companies & Distributors	68,463	0.1%
Water Utilities	28,319	NM
Other**	44,534,452	50.4%
Total	$88,327,909	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (98.7%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $15,353,206	$15,352,000	$15,352,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,352,000)		15,352,000

TOTAL INVESTMENT SECURITIES (Cost $15,352,000) - 98.7%		15,352,000
Net other assets (liabilities) - 1.3%		198,073

NET ASSETS - 100.0%		$15,550,073

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $1,141,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	33	12/18/17	$5,669,960	$5,923,170	$253,210

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/17	1.66%	$6,867,305	$6,889,478	$25,314
S&P MidCap 400	UBS AG	10/27/17	1.66%	2,723,588	2,732,382	10,040
				$9,590,893	$9,621,860	$35,354

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (46.4%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	150	$1,478
2U, Inc.* (Internet Software & Services)	125	7,005
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	325	4,352
8x8, Inc.* (Software)	300	4,050
A. Schulman, Inc. (Chemicals)	100	3,415
A10 Networks, Inc.* (Software)	225	1,701
AAON, Inc. (Building Products)	125	4,309
AAR Corp. (Aerospace & Defense)	100	3,778
Aaron’s, Inc. (Specialty Retail)	200	8,725
Abeona Therapeutics, Inc.* (Biotechnology)	225	3,836
Abercrombie & Fitch Co. - Class A (Specialty Retail)	250	3,610
ABM Industries, Inc. (Commercial Services & Supplies)	175	7,299
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	800	1,504
Acacia Research Corp.* (Professional Services)	325	1,479
Acadia Realty Trust (Equity Real Estate Investment Trusts)	250	7,155
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,245
Acceleron Pharma, Inc.* (Biotechnology)	100	3,732
ACCO Brands Corp.* (Commercial Services & Supplies)	350	4,165
Accuray, Inc.* (Health Care Equipment & Supplies)	400	1,600
Aceto Corp. (Health Care Providers & Services)	125	1,404
Achaogen, Inc.* (Biotechnology)	100	1,595
Achillion Pharmaceuticals, Inc.* (Biotechnology)	500	2,245
ACI Worldwide, Inc.* (Software)	350	7,973
Acorda Therapeutics, Inc.* (Biotechnology)	150	3,548
Actua Corp.* (Internet Software & Services)	125	1,913
Actuant Corp. - Class A (Machinery)	200	5,120
Acxiom Corp.* (IT Services)	250	6,160
Adtalem Global Education, Inc. (Diversified Consumer Services)	175	6,274
ADTRAN, Inc. (Communications Equipment)	175	4,200
Aduro Biotech, Inc.* (Biotechnology)	175	1,864
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	100	2,519
Advanced Drainage Systems, Inc. (Building Products)	125	2,531
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	10,094
AdvanSix, Inc.* (Chemicals)	100	3,975
Advaxis, Inc.* (Biotechnology)	200	836
Aegion Corp.* (Construction & Engineering)	125	2,910
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	4,860
Aerohive Networks, Inc.* (Communications Equipment)	250	1,023
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	225	7,877
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,405
Agenus, Inc.* (Biotechnology)	425	1,874
Agree Realty Corp. (Equity Real Estate Investment Trusts)	75	3,681
Aimmune Therapeutics, Inc.* (Biotechnology)	125	3,099
Air Transport Services Group, Inc.* (Air Freight & Logistics)	175	4,260
Aircastle, Ltd. (Trading Companies & Distributors)	150	3,344
AK Steel Holding Corp.* (Metals & Mining)	975	5,450
Akebia Therapeutics, Inc.* (Biotechnology)	150	2,951
Albany International Corp. - Class A (Machinery)	100	5,740
Alder Biopharmaceuticals, Inc.* (Biotechnology)	175	2,144
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	6,949
Allegheny Technologies, Inc.* (Metals & Mining)	325	7,767
ALLETE, Inc. (Electric Utilities)	150	11,594
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	550	7,827
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	200	2,222
Altra Industrial Motion Corp. (Machinery)	100	4,810
AMAG Pharmaceuticals, Inc.* (Biotechnology)	150	2,768
Ambac Financial Group, Inc.* (Insurance)	175	3,021
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,901
AMC Entertainment Holdings, Inc. - Class A (Media)	175	2,573
Amedisys, Inc.* (Health Care Providers & Services)	100	5,596
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	4,971
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	275	4,835
American Eagle Outfitters, Inc. (Specialty Retail)	500	7,150
American Equity Investment Life Holding Co. (Insurance)	275	7,997
American Outdoor Brands Corp.* (Leisure Products)	175	2,669
American Software, Inc. - Class A (Software)	150	1,704
American States Water Co. (Water Utilities)	125	6,156
American Vanguard Corp. (Chemicals)	125	2,863
Ameris Bancorp (Banks)	125	6,000
Amicus Therapeutics, Inc.* (Biotechnology)	475	7,162
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	350	3,693
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	6,855
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,681

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amplify Snack Brands, Inc.* (Food Products)	175	$1,241
AmTrust Financial Services, Inc. (Insurance)	275	3,702
Anavex Life Sciences Corp.* (Biotechnology)	225	932
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	150	2,564
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	8,500
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	650	2,106
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	375	2,254
Apogee Enterprises, Inc. (Building Products)	100	4,826
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	300	5,432
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	8,224
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	375	941
Aratana Therapeutics, Inc.* (Pharmaceuticals)	225	1,379
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	300	1,227
ArcBest Corp. (Road & Rail)	100	3,345
Archrock, Inc. (Energy Equipment & Services)	250	3,138
Ardelyx, Inc.* (Biotechnology)	250	1,400
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	175	1,444
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	3,825
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125	1,664
Argo Group International Holdings, Ltd. (Insurance)	100	6,150
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	175	2,417
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	125	3,363
Armstrong Flooring, Inc.* (Building Products)	100	1,575
Array BioPharma, Inc.* (Biotechnology)	550	6,764
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,890
Ascena Retail Group, Inc.* (Specialty Retail)	775	1,899
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	150	1,425
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	325	2,168
Aspen Technology, Inc.* (Software)	225	14,131
Asterias Biotherapeutics, Inc.* (Biotechnology)	275	935
Atara Biotherapeutics, Inc.* (Biotechnology)	125	2,069
Athersys, Inc.* (Biotechnology)	775	1,597
Atkore International Group, Inc.* (Electrical Equipment)	125	2,439
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	600	1,470
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	4,935
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	2,796
Atwood Oceanics, Inc.* (Energy Equipment & Services)	275	2,582
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,135
Avis Budget Group, Inc.* (Road & Rail)	225	8,563
Avista Corp. (Multi-Utilities)	200	10,354
AVX Corp. (Electronic Equipment, Instruments & Components)	175	3,190
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,735
AxoGen, Inc.* (Health Care Equipment & Supplies)	125	2,419
Axon Enterprise, Inc.* (Aerospace & Defense)	175	3,967
Axovant Sciences, Ltd.* (Biotechnology)	125	860
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	225	2,059
AZZ, Inc. (Electrical Equipment)	75	3,653
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	200	5,694
B&G Foods, Inc. - Class A (Food Products)	200	6,370
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	200	666
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	100	4,900
Balchem Corp. (Chemicals)	100	8,128
Banc of California, Inc. (Banks)	150	3,113
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	100	2,944
BancorpSouth, Inc. (Banks)	250	8,013
Bank Mutual Corp. (Thrifts & Mortgage Finance)	200	2,030
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	175	6,412
Bankrate, Inc.* (Internet Software & Services)	200	2,790
Banner Corp. (Banks)	100	6,128
Barnes & Noble Education, Inc.* (Specialty Retail)	175	1,139
Barnes & Noble, Inc. (Specialty Retail)	275	2,090
Barnes Group, Inc. (Machinery)	150	10,565
Barracuda Networks, Inc.* (Software)	100	2,423
Bazaarvoice, Inc.* (Internet Software & Services)	375	1,856
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175	8,968
Beazer Homes USA, Inc.* (Household Durables)	150	2,811
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	10,065
Bellicum Pharmaceutials, Inc.* (Biotechnology)	150	1,733
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300	4,095
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	150	5,123
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	225	3,735
Berkshire Hills Bancorp, Inc. (Banks)	125	4,844

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Big Lots, Inc. (Multiline Retail)	125		$6,696
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	400		1,716
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	350		1,834
BioScrip, Inc.* (Health Care Providers & Services)	625		1,719
Biostage, Inc.* (Biotechnology)	—	(a)	—	(b)
BioTelemetry, Inc.* (Health Care Providers & Services)	100		3,300
BioTime, Inc.* (Biotechnology)	425		1,207
Black Hills Corp. (Multi-Utilities)	150		10,331
Blackbaud, Inc. (Software)	125		10,974
Blackhawk Network Holdings, Inc.* (IT Services)	175		7,665
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	300		5,280
Blucora, Inc.* (Internet Software & Services)	150		3,795
Blue Hills Bancorp, Inc. (Banks)	100		1,920
Bluebird Bio, Inc.* (Biotechnology)	125		17,168
Blueprint Medicines Corp.* (Biotechnology)	125		8,708
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	200		4,270
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	150		3,206
Boise Cascade Co.* (Paper & Forest Products)	125		4,363
Boston Private Financial Holdings, Inc. (Banks)	275		4,551
Bottomline Technologies, Inc.* (Software)	125		3,979
Box, Inc.* - Class A (Internet Software & Services)	250		4,830
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	250		6,513
Brady Corp. - Class A (Commercial Services & Supplies)	150		5,693
Briggs & Stratton Corp. (Machinery)	150		3,525
Brightcove, Inc.* (Internet Software & Services)	200		1,440
Brinker International, Inc. (Hotels, Restaurants & Leisure)	150		4,779
Bristow Group, Inc. (Energy Equipment & Services)	200		1,870
BroadSoft, Inc.* (Software)	100		5,030
Brookline Bancorp, Inc. (Banks)	250		3,875
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	225		6,831
Builders FirstSource, Inc.* (Building Products)	300		5,397
C&J Energy Services, Inc.* (Energy Equipment & Services)	150		4,496
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75		5,995
CACI International, Inc.* - Class A (IT Services)	75		10,451
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	175		3,754
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	225		3,004
CalAmp Corp.* (Communications Equipment)	125		2,906
Caleres, Inc. (Specialty Retail)	150		4,578
Calgon Carbon Corp. (Chemicals)	175		3,745
California Resources Corp.* (Oil, Gas & Consumable Fuels)	175		1,831
California Water Service Group (Water Utilities)	150		5,723
Calithera Biosciences, Inc.* (Biotechnology)	150		2,363
Calix, Inc.* (Communications Equipment)	225		1,136
Callaway Golf Co. (Leisure Products)	300		4,328
Callidus Software, Inc.* (Software)	200		4,930
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	600		6,743
Cal-Maine Foods, Inc.* (Food Products)	100		4,110
Cambrex Corp.* (Life Sciences Tools & Services)	100		5,500
Cantel Medical Corp. (Health Care Equipment & Supplies)	100		9,416
Capital Bank Financial Corp. - Class A (Banks)	100		4,105
Capital Senior Living Corp.* (Health Care Providers & Services)	125		1,569
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400		5,880
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325		3,136
Cara Therapeutics, Inc.* (Biotechnology)	125		1,711
Carbonite, Inc.* (Internet Software & Services)	100		2,200
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100		2,815
Cardtronics PLC* - Class A (IT Services)	150		3,452
Career Education Corp.* (Diversified Consumer Services)	250		2,598
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	225		4,284
Carpenter Technology Corp. (Metals & Mining)	150		7,204
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	200		3,426
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150		1,635
Cars.com, Inc.* (Internet Software & Services)	225		5,987
Cascadian Therapeutics, Inc.* (Biotechnology)	325		1,329
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	150		2,820
Castle Brands, Inc.* (Beverages)	675		905
Castlight Health, Inc.* - Class B (Health Care Technology)	375		1,613
Catalent, Inc.* (Pharmaceuticals)	350		13,971
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	525		1,323
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	175		2,207
Cathay General Bancorp, Inc. (Banks)	225		9,045
CBIZ, Inc.* (Professional Services)	175		2,844
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	550		4,615
CECO Environmental Corp. (Commercial Services & Supplies)	150		1,269
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	375		2,108

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celldex Therapeutics, Inc.* (Biotechnology)	650	$1,859
Cempra, Inc.* (Pharmaceuticals)	325	1,056
CenterState Banks, Inc. (Banks)	175	4,690
Central European Media Enterprises, Ltd.* - Class A (Media)	400	1,620
Central Garden & Pet Co.* - Class A (Household Products)	125	4,649
Central Pacific Financial Corp. (Banks)	100	3,218
Century Aluminum Co.* (Metals & Mining)	175	2,902
Cerus Corp.* (Health Care Equipment & Supplies)	600	1,638
ChannelAdvisor Corp.* (Internet Software & Services)	125	1,438
Chart Industries, Inc.* (Machinery)	100	3,923
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	150	3,198
Chegg, Inc.* (Diversified Consumer Services)	275	4,081
Chemical Financial Corp. (Banks)	200	10,451
ChemoCentryx, Inc.* (Biotechnology)	175	1,299
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	200	5,394
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	325	5,460
Chico’s FAS, Inc. (Specialty Retail)	425	3,804
Chimerix, Inc.* (Biotechnology)	275	1,444
Ciena Corp.* (Communications Equipment)	400	8,788
Cimpress N.V.* (Internet Software & Services)	75	7,324
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	150	2,978
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	175	9,331
Citizens, Inc.* (Insurance)	225	1,654
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	150	2,066
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	675	1,674
Clear Channel Outdoor Holdings, Inc. (Media)	300	1,395
Cleveland- Cliffs, Inc.* (Metals & Mining)	925	6,614
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	425	1,556
Clovis Oncology, Inc.* (Biotechnology)	125	10,299
CNO Financial Group, Inc. (Insurance)	500	11,669
CoBiz Financial, Inc. (Banks)	150	2,946
Codexis, Inc.* (Chemicals)	275	1,829
Coeur Mining, Inc.* (Metals & Mining)	575	5,284
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	6,112
Coherus Biosciences, Inc.* (Biotechnology)	150	2,003
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	2,980
Columbia Banking System, Inc. (Banks)	175	7,369
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	100	6,158
Comfort Systems USA, Inc. (Construction & Engineering)	125	4,463
CommerceHub, Inc.* — Series C (Internet Software & Services)	125	2,669
Commercial Metals Co. (Metals & Mining)	350	6,661
Commercial Vehicle Group, Inc.* (Machinery)	150	1,103
Community Bank System, Inc. (Banks)	150	8,288
Community Health Systems, Inc.* (Health Care Providers & Services)	350	2,688
CommVault Systems, Inc.* (Software)	125	7,600
Compass Minerals International, Inc. (Metals & Mining)	100	6,490
Conatus Pharmaceuticals, Inc.* (Biotechnology)	225	1,235
ConforMIS, Inc.* (Health Care Equipment & Supplies)	275	968
CONMED Corp. (Health Care Equipment & Supplies)	100	5,247
ConnectOne Bancorp, Inc. (Banks)	125	3,075
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	3,338
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	175	880
Continental Building Products, Inc.* (Building Products)	125	3,250
Control4 Corp.* (Electronic Equipment, Instruments & Components)	100	2,946
Convergys Corp. (IT Services)	275	7,120
Cooper Tire & Rubber Co. (Auto Components)	175	6,545
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	250	1,788
Corcept Therapeutics, Inc.* (Pharmaceuticals)	325	6,273
Core-Mark Holding Co., Inc. (Distributors)	150	4,821
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	725	1,102
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	6,092
Costamare, Inc. (Marine)	200	1,236
Cotiviti Holdings, Inc.* (Health Care Technology)	100	3,598
Coupa Software, Inc.* (Internet Software & Services)	100	3,115
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,200	11,207
Covanta Holding Corp. (Commercial Services & Supplies)	375	5,569
Cowen Group, Inc.* - Class A (Capital Markets)	125	2,225
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	150	2,918
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	300	8,457
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	300	2,910
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	150	2,135
CryoLife, Inc.* (Health Care Equipment & Supplies)	125	2,838
CSG Systems International, Inc. (IT Services)	100	4,010
CTS Corp. (Electronic Equipment, Instruments & Components)	125	3,013
Cubic Corp. (Aerospace & Defense)	75	3,825
Curis, Inc.* (Biotechnology)	750	1,118

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Curtiss-Wright Corp. (Aerospace & Defense)	125	$13,067
Customers Bancorp, Inc.* (Banks)	100	3,262
CVB Financial Corp. (Banks)	300	7,251
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	500	4,320
Cytokinetics, Inc.* (Biotechnology)	175	2,538
Cytomx Therapeutics, Inc.* (Biotechnology)	125	2,271
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	175	1,850
Dana Holding Corp. (Auto Components)	425	11,882
Darling Ingredients, Inc.* (Food Products)	500	8,760
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	6,560
Dean Foods Co. (Food Products)	275	2,992
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	6,841
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	150	2,301
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	200	5,346
Deluxe Corp. (Commercial Services & Supplies)	150	10,943
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,550	2,077
Denny’s Corp.* (Hotels, Restaurants & Leisure)	250	3,113
Depomed, Inc.* (Pharmaceuticals)	225	1,303
Dermira, Inc.* (Pharmaceuticals)	125	3,375
DHI Group, Inc.* (Internet Software & Services)	425	1,105
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	400	1,592
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	225	3,263
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	600	6,570
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	225	5,140
Digi International, Inc.* (Communications Equipment)	150	1,590
DigitalGlobe, Inc.* (Aerospace & Defense)	200	7,050
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,688
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	3,741
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	175	3,624
Donnelley Financial Solutions, Inc.* (Capital Markets)	100	2,156
Dorman Products, Inc.* (Auto Components)	75	5,372
Dril-Quip, Inc.* (Energy Equipment & Services)	125	5,518
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	400	1,444
DSW, Inc. - Class A (Specialty Retail)	225	4,833
Durect Corp.* (Pharmaceuticals)	950	1,682
Dycom Industries, Inc.* (Construction & Engineering)	100	8,588
Dynavax Technologies Corp.* (Biotechnology)	225	4,838
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	400	3,916
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	225	1,636
Eagle Bancorp, Inc.* (Banks)	100	6,705
Eagle Bulk Shipping, Inc.* (Marine)	250	1,133
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	125	2,584
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	8,812
Ebix, Inc. (Software)	75	4,894
Echo Global Logistics, Inc.* (Air Freight & Logistics)	125	2,356
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	525	1,313
Editas Medicine, Inc.* (Biotechnology)	150	3,602
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	225	8,084
El Paso Electric Co. (Electric Utilities)	125	6,906
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	150	3,848
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	175	2,436
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	6,401
Ellie Mae, Inc.* (Software)	100	8,213
EMCOR Group, Inc. (Construction & Engineering)	175	12,141
EMCORE Corp.* (Communications Equipment)	150	1,230
Emergent BioSolutions, Inc.* (Biotechnology)	125	5,056
Employers Holdings, Inc. (Insurance)	100	4,545
Encore Capital Group, Inc.* (Consumer Finance)	75	3,323
Endologix, Inc.* (Health Care Equipment & Supplies)	375	1,673
Endurance International Group Holdings, Inc.* (Internet Software & Services)	250	2,050
Energy Recovery, Inc.* (Machinery)	200	1,580
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	100	1,034
EnerSys (Electrical Equipment)	125	8,645
Ennis, Inc. (Commercial Services & Supplies)	100	1,965
Enova International, Inc.* (Consumer Finance)	150	2,018
Ensco PLCADR - Class A (Energy Equipment & Services)	950	5,671
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	425	12,260
Entercom Communications Corp. - Class A (Media)	150	1,718
Entravision Communications Corp. - Class A (Media)	300	1,710
Envestnet, Inc.* (Internet Software & Services)	125	6,375
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	175	1,832
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	275	897
EPAM Systems, Inc.* (IT Services)	150	13,189
Epizyme, Inc.* (Biotechnology)	175	3,334
Eros International PLC* (Media)	150	2,145
ESCO Technologies, Inc. (Machinery)	75	4,496

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Essendant, Inc. (Commercial Services & Supplies)	150	$1,976
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	225	9,112
Esterline Technologies Corp.* (Aerospace & Defense)	75	6,761
Ethan Allen Interiors, Inc. (Household Durables)	100	3,240
Etsy, Inc.* (Internet & Direct Marketing Retail)	375	6,329
Evercore Partners, Inc. - Class A (Capital Markets)	125	10,031
Everi Holdings, Inc.* (IT Services)	275	2,087
EVERTEC, Inc. (IT Services)	200	3,170
Evolent Health, Inc.* (Health Care Technology)	125	2,225
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,260
Exact Sciences Corp.* (Biotechnology)	325	15,313
ExlService Holdings, Inc.* (IT Services)	100	5,832
Exponent, Inc. (Professional Services)	75	5,543
Express, Inc.* (Specialty Retail)	325	2,197
Exterran Corp.* (Energy Equipment & Services)	125	3,951
Extreme Networks, Inc.* (Communications Equipment)	375	4,459
EZCORP, Inc.* - Class A (Consumer Finance)	225	2,138
Fabrinet* (Electronic Equipment, Instruments & Components)	125	4,633
Fair Isaac Corp. (Software)	100	14,049
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	575	2,749
Farmers National Banc Corp. (Banks)	125	1,881
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	175	1,582
Fate Therapeutics, Inc.* (Biotechnology)	350	1,386
FCB Financial Holdings, Inc.* - Class A (Banks)	100	4,830
Federal Signal Corp. (Machinery)	200	4,256
Ferro Corp.* (Chemicals)	275	6,133
FibroGen, Inc.* (Biotechnology)	175	9,414
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,900
Financial Engines, Inc. (Capital Markets)	175	6,081
Finisar Corp.* (Communications Equipment)	325	7,205
First Bancorp (Banks)	100	3,441
First BanCorp.* (Banks)	575	2,944
First Busey Corp. (Banks)	100	3,136
First Commonwealth Financial Corp. (Banks)	325	4,592
First Financial Bancorp (Banks)	200	5,230
First Financial Bankshares, Inc. (Banks)	200	9,040
First Foundation, Inc.* (Banks)	125	2,236
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	10,531
First Interstate Bancsys (Banks)	100	3,825
First Merchants Corp. (Banks)	125	5,366
First Midwest Bancorp, Inc. (Banks)	300	7,026
First of Long Island Corp. (The) (Banks)	100	3,045
FirstCash, Inc. (Consumer Finance)	150	9,472
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	625	4,350
Five Below, Inc.* (Specialty Retail)	150	8,232
Five Prime Therapeutics, Inc.* (Biotechnology)	100	4,091
Five9, Inc.* (Internet Software & Services)	175	4,183
Flexion Therapeutics, Inc.* (Biotechnology)	125	3,023
Flotek Industries, Inc.* (Chemicals)	225	1,046
Fluidigm Corp.* (Life Sciences Tools & Services)	275	1,386
Flushing Financial Corp. (Banks)	100	2,972
FNFV Group* (Diversified Financial Services)	225	3,859
Forestar Group, Inc.*+ (Real Estate Management & Development)	150	2,414
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	250	4,213
Fortress Biotech, Inc.* (Biotechnology)	275	1,216
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	225	3,578
Forward Air Corp. (Air Freight & Logistics)	100	5,722
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	1,866
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	4,984
Fox Factory Holding Corp.* (Auto Components)	125	5,388
Francesca’s Holdings Corp.* (Specialty Retail)	175	1,288
Franklin Electric Co., Inc. (Machinery)	150	6,728
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	350	3,717
Frank’s International NV (Energy Equipment & Services)	225	1,737
Fred’s, Inc. - Class A (Multiline Retail)	175	1,127
Fresh Del Monte Produce, Inc. (Food Products)	100	4,546
Freshpet, Inc.* (Food Products)	125	1,956
Frontier Communications Corp. (Diversified Telecommunication Services)	250	2,948
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	350	2,114
FTI Consulting, Inc.* (Professional Services)	125	4,435
Fulton Financial Corp. (Banks)	500	9,374
FutureFuel Corp. (Chemicals)	125	1,968
GAIN Capital Holdings, Inc. (Capital Markets)	225	1,438
Gannett Co., Inc. (Media)	400	3,600
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150	2,618
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,125	990
GATX Corp. (Trading Companies & Distributors)	125	7,695
GCP Applied Technologies, Inc.* (Chemicals)	225	6,908
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	275	1,240
Generac Holdings, Inc.* (Electrical Equipment)	175	8,037
General Cable Corp. (Electrical Equipment)	175	3,299
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	100	4,078

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Genesis Healthcare, Inc.* (Health Care Providers & Services)	525	$609
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175	1,685
Genocea Biosciences, Inc.* (Biotechnology)	225	329
Gentherm, Inc.* (Auto Components)	125	4,644
Genworth Financial, Inc.* - Class A (Insurance)	1,550	5,968
Geron Corp.* (Biotechnology)	675	1,472
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	2,861
Gibraltar Industries, Inc.* (Building Products)	100	3,115
Gigamon, Inc.* (Software)	125	5,269
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	150	4,353
Glacier Bancorp, Inc. (Banks)	225	8,496
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	100	2,227
Glaukos Corp.* (Health Care Equipment & Supplies)	100	3,300
Global Blood Therapeutics, Inc.* (Biotechnology)	125	3,881
Global Eagle Entertainment, Inc.* (Media)	400	1,368
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	4,925
Globalstar, Inc.* (Diversified Telecommunication Services)	1,550	2,527
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	225	6,687
Glu Mobile, Inc.* (Software)	575	2,162
Gms, Inc.* (Trading Companies & Distributors)	75	2,655
GNC Holdings, Inc. - Class A (Specialty Retail)	275	2,431
Gogo, Inc.* (Internet Software & Services)	225	2,657
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	300	6,782
Gold Resource Corp. (Metals & Mining)	325	1,219
GoPro, Inc.* - Class A (Household Durables)	375	4,129
Government Properties Income Trust (Equity Real Estate Investment Trusts)	225	4,223
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	425	12,855
Grand Canyon Education, Inc.* (Diversified Consumer Services)	125	11,352
Granite Construction, Inc. (Construction & Engineering)	125	7,244
Gray Television, Inc.* (Media)	225	3,533
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	325	1,576
Great Western Bancorp, Inc. (Banks)	175	7,224
Green Dot Corp.* - Class A (Consumer Finance)	150	7,436
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125	2,519
Greenhill & Co., Inc. (Capital Markets)	100	1,660
Greenlight Capital Re, Ltd.* - Class A (Insurance)	125	2,706
Greif, Inc. - Class A (Containers & Packaging)	75	4,391
Griffon Corp. (Building Products)	100	2,220
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,150	5,980
GrubHub, Inc.* (Internet Software & Services)	250	13,164
GTT Communications, Inc.* (Internet Software & Services)	100	3,165
Guaranty BanCorp (Banks)	100	2,780
GUESS?, Inc. (Specialty Retail)	225	3,832
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125	3,650
H.B. Fuller Co. (Chemicals)	150	8,708
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	6,731
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	300	2,040
Halozyme Therapeutics, Inc.* (Biotechnology)	350	6,079
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150	6,755
Hancock Holding Co. (Banks)	250	12,112
Hanmi Financial Corp. (Banks)	100	3,095
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	175	4,265
Harmonic, Inc.* (Communications Equipment)	350	1,068
Harsco Corp.* (Machinery)	250	5,225
Hawaiian Holdings, Inc.* (Airlines)	150	5,633
HC2 Holdings, Inc. (Construction & Engineering)	225	1,188
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	10,510
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	10,793
HealthEquity, Inc.* (Health Care Providers & Services)	150	7,587
HealthSouth Corp. (Health Care Providers & Services)	250	11,587
HealthStream, Inc.* (Health Care Technology)	100	2,337
Heartland Express, Inc. (Road & Rail)	175	4,389
Heartland Financial USA, Inc. (Banks)	75	3,705
Hecla Mining Co. (Metals & Mining)	1,200	6,024
Helen of Troy, Ltd.* (Household Durables)	75	7,267
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	500	3,695
Herc Holdings, Inc.* (Trading Companies & Distributors)	75	3,685
Heritage Commerce Corp. (Banks)	150	2,135
Heritage Financial Corp. (Banks)	100	2,950
Heritage Insurance Holdings, Inc. (Insurance)	125	1,651
Herman Miller, Inc. (Commercial Services & Supplies)	175	6,283
Heron Therapeutics, Inc.* (Biotechnology)	175	2,826
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	150	2,801
Hertz Global Holdings, Inc.* (Road & Rail)	225	5,031
HFF, Inc. - Class A (Real Estate Management & Development)	125	4,945
Hill International, Inc.* (Professional Services)	250	1,188

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hillenbrand, Inc. (Machinery)	200	$7,770
Hilltop Holdings, Inc. (Banks)	225	5,850
HMS Holdings Corp.* (Health Care Technology)	275	5,462
HNI Corp. (Commercial Services & Supplies)	125	5,184
Home BancShares, Inc. (Banks)	375	9,457
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,700
Hope Bancorp, Inc. (Banks)	400	7,084
Horace Mann Educators Corp. (Insurance)	125	4,919
Horizon Global Corp.* (Auto Components)	125	2,205
Horizon Pharma PLC* (Pharmaceuticals)	500	6,340
Hortonworks, Inc.* (Internet Software & Services)	175	2,966
Hostess Brands, Inc.* (Food Products)	250	3,415
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	325	3,916
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	675	1,303
HRG Group, Inc.* (Household Products)	350	5,463
HSN, Inc. (Internet & Direct Marketing Retail)	100	3,905
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,295
Hubspot, Inc.* (Software)	100	8,405
Hudson Technologies, Inc.* (Commercial Services & Supplies)	200	1,562
Huttig Building Products, Inc.* (Trading Companies & Distributors)	175	1,236
IBERIABANK Corp. (Banks)	150	12,322
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	250	1,423
IDACORP, Inc. (Electric Utilities)	150	13,189
Idera Pharmaceuticals, Inc.* (Biotechnology)	750	1,673
Ignyta, Inc.* (Biotechnology)	225	2,779
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	7,201
ILG, Inc. (Hotels, Restaurants & Leisure)	325	8,686
IMAX Corp.* (Media)	175	3,964
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	175	1,430
ImmunoGen, Inc.* (Biotechnology)	400	3,060
Immunomedics, Inc.* (Biotechnology)	375	5,243
Impax Laboratories, Inc.* (Pharmaceuticals)	250	5,075
Imperva, Inc.* (Software)	100	4,340
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	150	7,845
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	275	1,045
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	275	2,797
Independent Bank Corp. (Banks)	75	5,599
Infinera Corp.* (Communications Equipment)	450	3,992
Information Services Group, Inc.* (IT Services)	275	1,106
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	3,356
Ingevity Corp.* (Chemicals)	125	7,809
InnerWorkings, Inc.* (Commercial Services & Supplies)	200	2,250
Innospec, Inc. (Chemicals)	75	4,624
Innoviva, Inc.* (Pharmaceuticals)	275	3,883
Inovalon Holdings, Inc.* (Health Care Technology)	225	3,836
Inovio Pharmaceuticals, Inc.* (Biotechnology)	275	1,744
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	4,961
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	5,740
Insmed, Inc.* (Biotechnology)	225	7,021
Insulet Corp.* (Health Care Equipment & Supplies)	175	9,638
Insys Therapeutics, Inc.* (Biotechnology)	125	1,110
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	5,115
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	175	8,834
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	10,631
Intelsat S.A.* (Diversified Telecommunication Services)	325	1,528
InterDigital, Inc. (Communications Equipment)	100	7,375
Interface, Inc. (Commercial Services & Supplies)	200	4,380
Internap Corp.* (Internet Software & Services)	450	1,958
International Bancshares Corp. (Banks)	175	7,018
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	125	2,463
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	100	3,600
Intersect ENT, Inc.* (Pharmaceuticals)	100	3,115
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	175	2,762
Intrepid Potash, Inc.* (Chemicals)	550	2,398
Invacare Corp. (Health Care Equipment & Supplies)	150	2,363
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,995
Investment Technology Group, Inc. (Capital Markets)	125	2,768
Investors Bancorp, Inc. (Banks)	750	10,229
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	450	2,750
Invitae Corp.* (Biotechnology)	175	1,640
Iovance Biotherapeutics, Inc.* (Biotechnology)	275	2,131
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	3,090
iRobot Corp.* (Household Durables)	75	5,780
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	400	6,307
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	250	2,950
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	200	1,330
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	7,745

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	125	$2,963
J.C. Penney Co., Inc.* (Multiline Retail)	1,000	3,810
j2 Global, Inc. (Internet Software & Services)	125	9,234
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	10,191
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	2,049
John Bean Technologies Corp. (Machinery)	100	10,109
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	525	1,008
K12, Inc.* (Diversified Consumer Services)	125	2,230
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	150	3,182
Kaman Corp. - Class A (Trading Companies & Distributors)	75	4,184
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	5,910
Karyopharm Therapeutics, Inc.* (Biotechnology)	175	1,922
KB Home (Household Durables)	250	6,030
KBR, Inc. (Construction & Engineering)	450	8,046
Keane Group, Inc.* (Energy Equipment & Services)	125	2,085
Kearny Financial Corp. (Thrifts & Mortgage Finance)	275	4,221
Kelly Services, Inc. - Class A (Professional Services)	125	3,136
KEMET Corp.* (Electronic Equipment, Instruments & Components)	175	3,698
Kemper Corp. (Insurance)	125	6,625
Kennametal, Inc. (Machinery)	225	9,077
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	275	5,101
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	325	2,308
Kforce, Inc. (Professional Services)	100	2,020
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	2,706
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	2,966
Kindred Healthcare, Inc. (Health Care Providers & Services)	300	2,040
Kite Pharma, Inc.* (Biotechnology)	150	26,971
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	250	5,063
Klondex Mines, Ltd.* (Metals & Mining)	675	2,457
KLX, Inc.* (Aerospace & Defense)	150	7,940
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	225	9,348
Knoll, Inc. (Commercial Services & Supplies)	175	3,500
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	4,199
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	375	1,564
Korn/Ferry International (Professional Services)	150	5,915
Kraton Performance Polymers, Inc.* (Chemicals)	100	4,044
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	250	3,270
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	275	4,813
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	250	3,445
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	575	1,656
Lakeland Bancorp, Inc. (Banks)	150	3,060
Lakeland Financial Corp. (Banks)	75	3,654
Landec Corp.* (Food Products)	125	1,619
Lannett Co., Inc.* (Pharmaceuticals)	125	2,306
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	125	2,225
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	325	9,431
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	2,345
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	150	2,183
La-Z-Boy, Inc. (Household Durables)	150	4,035
LCI Industries (Auto Components)	75	8,688
LegacyTexas Financial Group, Inc. (Banks)	150	5,988
LendingClub Corp.* (Consumer Finance)	975	5,937
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	150	1,844
Lexington Realty Trust (Equity Real Estate Investment Trusts)	650	6,643
Liberty Braves Group* - Class C (Media)	125	3,159
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	250	3,088
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	275	1,229
Limelight Networks, Inc.* (Internet Software & Services)	450	1,787
Liquidity Services, Inc.* (Internet Software & Services)	175	1,033
Lithia Motors, Inc. - Class A (Specialty Retail)	75	9,022
LivaNova PLC* (Health Care Equipment & Supplies)	150	10,508
LivePerson, Inc.* (Internet Software & Services)	200	2,710
Louisiana-Pacific Corp.* (Paper & Forest Products)	425	11,508
LSC Communications, Inc. (Commercial Services & Supplies)	125	2,064
LSI Industries, Inc. (Electrical Equipment)	150	992
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	5,873
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	3,898
Lumentum Holdings, Inc.* (Communications Equipment)	175	9,510
Luminex Corp. (Life Sciences Tools & Services)	150	3,050
M.D.C. Holdings, Inc. (Household Durables)	125	4,151
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	5,576
M/I Homes, Inc.* (Household Durables)	100	2,673
Macatawa Bank Corp. (Banks)	150	1,539

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	$6,520
MacroGenics, Inc.* (Biotechnology)	125	2,310
Magellan Health, Inc.* (Health Care Providers & Services)	75	6,473
Maiden Holdings, Ltd. (Insurance)	250	1,988
MainSource Financial Group, Inc. (Banks)	100	3,586
ManTech International Corp. - Class A (IT Services)	100	4,415
MarineMax, Inc.* (Specialty Retail)	100	1,655
Marten Transport, Ltd. (Road & Rail)	175	3,596
Masimo Corp.* (Health Care Equipment & Supplies)	125	10,819
Masonite International Corp.* (Building Products)	100	6,920
MasTec, Inc.* (Construction & Engineering)	200	9,279
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	275	7,465
Matinas BioPharma Holdings, Inc.* (Biotechnology)	450	594
Matrix Service Co.* (Energy Equipment & Services)	150	2,280
Matson, Inc. (Marine)	150	4,226
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	6,225
MAXIMUS, Inc. (IT Services)	175	11,287
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	200	4,750
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	225	1,154
MB Financial, Inc. (Banks)	225	10,129
MBIA, Inc.* (Insurance)	425	3,698
McDermott International, Inc.* (Energy Equipment & Services)	875	6,360
McGrath RentCorp (Commercial Services & Supplies)	75	3,281
MDC Partners, Inc.* - Class A (Media)	250	2,750
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	150	1,763
MediciNova, Inc.* (Biotechnology)	225	1,433
Medidata Solutions, Inc.* (Health Care Technology)	150	11,708
Mercury Systems, Inc.* (Aerospace & Defense)	150	7,782
Meredith Corp. (Media)	125	6,937
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,264
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,145
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	6,353
Meritage Homes Corp.* (Household Durables)	125	5,550
Meritor, Inc.* (Machinery)	275	7,153
Merrimack Pharmaceuticals, Inc. (Biotechnology)	100	1,454
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	5,294
MGE Energy, Inc. (Electric Utilities)	100	6,460
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,075	13,469
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	600	1,668
Milacron Holdings Corp.* (Machinery)	150	2,529
MiMedx Group, Inc.* (Biotechnology)	325	3,861
Mindbody, Inc.* (Internet Software & Services)	125	3,231
Minerals Technologies, Inc. (Chemicals)	100	7,065
Minerva Neurosciences, Inc.* (Biotechnology)	150	1,140
Mitek System, Inc.* (Software)	175	1,663
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	150	14,167
Mobile Mini, Inc. (Commercial Services & Supplies)	150	5,168
MobileIron, Inc.* (Software)	275	1,018
Model N, Inc.* (Software)	125	1,869
Modine Manufacturing Co.* (Auto Components)	175	3,369
Moelis & Co. (Capital Markets)	75	3,229
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	8,594
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	4,625
MoneyGram International, Inc.* (IT Services)	125	2,014
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	225	3,643
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	13,318
Monotype Imaging Holdings, Inc. (Software)	150	2,888
Monro Muffler Brake, Inc. (Specialty Retail)	100	5,605
Moog, Inc.* - Class A (Aerospace & Defense)	100	8,343
MRC Global, Inc.* (Trading Companies & Distributors)	275	4,810
MSA Safety, Inc. (Commercial Services & Supplies)	100	7,951
MSG Networks, Inc.* - Class A (Media)	200	4,240
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	175	3,395
Mueller Industries, Inc. (Machinery)	175	6,116
Mueller Water Products, Inc. - Class A (Machinery)	475	6,080
Myriad Genetics, Inc.* (Biotechnology)	200	7,235
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,880
Nantkwest, Inc.* (Biotechnology)	225	1,233
Natera, Inc.* (Biotechnology)	150	1,934
National Bank Holdings Corp. (Banks)	100	3,569
National CineMedia, Inc. (Media)	275	1,920
National General Holdings Corp. (Insurance)	175	3,344
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,660
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	3,636
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	125	2,321
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,750
Nautilus, Inc.* (Leisure Products)	125	2,113
Navigant Consulting, Inc.* (Professional Services)	175	2,961

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	725	$885
Navios Maritime Holdings, Inc.* (Marine)	850	1,420
Navistar International Corp.* (Machinery)	150	6,611
NBT Bancorp, Inc. (Banks)	125	4,590
NCI Building Systems, Inc.* (Building Products)	150	2,340
Nektar Therapeutics* (Pharmaceuticals)	450	10,799
Neogen Corp.* (Health Care Equipment & Supplies)	100	7,746
NeoGenomics, Inc.* (Life Sciences Tools & Services)	250	2,783
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	175	973
NETGEAR, Inc.* (Communications Equipment)	100	4,760
NetScout Systems, Inc.* (Communications Equipment)	250	8,088
Nevro Corp.* (Health Care Equipment & Supplies)	75	6,816
New Jersey Resources Corp. (Gas Utilities)	250	10,538
New Media Investment Group, Inc. (Media)	200	2,958
New Relic, Inc.* (Internet Software & Services)	100	4,980
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	300	2,745
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	425	2,614
Newpark Resources, Inc.* (Energy Equipment & Services)	325	3,250
NewStar Financial, Inc. (Diversified Financial Services)	150	1,761
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	150	1,095
Nexstar Broadcasting Group, Inc. - Class A (Media)	125	7,787
NIC, Inc. (Internet Software & Services)	200	3,430
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	225	2,790
NN, Inc. (Machinery)	100	2,900
Noble Corp. PLC* (Energy Equipment & Services)	850	3,910
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	400	2,136
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,603
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	200	2,562
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	300	5,181
Northwest Natural Gas Co. (Gas Utilities)	100	6,440
NorthWestern Corp. (Multi-Utilities)	150	8,541
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	4,360
Novavax, Inc.* (Biotechnology)	1,475	1,682
Novocure, Ltd.* (Health Care Equipment & Supplies)	200	3,970
NOW, Inc.* (Trading Companies & Distributors)	325	4,488
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	125	2,371
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	225	4,343
Nutanix, Inc.* (Internet Software & Services)	125	2,799
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	5,590
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	8,319
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	5,520
Nymox Pharmaceutical Corp.* (Biotechnology)	275	1,051
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	700	6,383
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	100	2,749
Oclaro, Inc.* (Communications Equipment)	525	4,531
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	550	1,892
Office Depot, Inc. (Specialty Retail)	1,500	6,810
OFG Bancorp (Banks)	200	1,830
Oil States International, Inc.* (Energy Equipment & Services)	175	4,436
Old National Bancorp (Banks)	400	7,320
Old Second Bancorp, Inc. (Banks)	150	2,018
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	150	6,960
OM Asset Management PLC (Capital Markets)	200	2,984
Omeros Corp.* (Pharmaceuticals)	150	3,243
Omnicell, Inc.* (Health Care Technology)	125	6,381
OMNOVA Solutions, Inc.* (Chemicals)	200	2,190
On Assignment, Inc.* (Professional Services)	150	8,051
On Deck Capital, Inc.* (Diversified Financial Services)	300	1,401
ONE Gas, Inc. (Gas Utilities)	150	11,046
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	200	4,500
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,618
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	175	1,783
Organovo Holdings, Inc.* (Biotechnology)	550	1,221
Orion Marine Group, Inc.* (Construction & Engineering)	175	1,148
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,520
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	125	7,630
Otonomy, Inc.* (Biotechnology)	125	406
Otter Tail Corp. (Electric Utilities)	125	5,419
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	400	1,052
Owens & Minor, Inc. (Health Care Providers & Services)	175	5,110
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,918
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	450	2,363
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	225	1,249

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pacific Premier Bancorp, Inc.* (Banks)	125	$4,719
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	4,694
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	75	5,480
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	2,600
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	100	2,510
Park Sterling Corp. (Banks)	200	2,484
Parker Drilling Co.* (Energy Equipment & Services)	900	990
Parkway, Inc. (Equity Real Estate Investment Trusts)	150	3,455
Party City Holdco, Inc.* (Specialty Retail)	125	1,694
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	225	5,423
Paycom Software, Inc.* (Software)	150	11,243
Paylocity Holding Corp.* (Software)	75	3,662
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	200	9,805
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,936
PDL BioPharma, Inc.* (Biotechnology)	750	2,543
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	150	4,352
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	200	7,228
Pegasystems, Inc. (Software)	100	5,765
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	5,848
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	250	2,623
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	225	3,913
Penumbra, Inc.* (Health Care Equipment & Supplies)	100	9,030
Perficient, Inc.* (IT Services)	125	2,459
Performance Food Group Co.* (Food & Staples Retailing)	225	6,356
PGT, Inc.* (Building Products)	200	2,990
PharMerica Corp.* (Health Care Providers & Services)	100	2,930
PHH Corp.* (Thrifts & Mortgage Finance)	200	2,786
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,213
Physicians Realty Trust (Equity Real Estate Investment Trusts)	450	7,979
Pier 1 Imports, Inc. (Specialty Retail)	350	1,467
Pieris Pharmaceuticals, Inc.* (Biotechnology)	275	1,584
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	3,729
Pioneer Energy Services Corp.* (Energy Equipment & Services)	550	1,403
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,060
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	250	6,745
Planet Payment, Inc.* (IT Services)	325	1,394
Plantronics, Inc. (Communications Equipment)	100	4,422
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	5,608
Plug Power, Inc.* (Electrical Equipment)	950	2,480
PNM Resources, Inc. (Electric Utilities)	225	9,068
PolyOne Corp. (Chemicals)	250	10,007
Portland General Electric Co. (Electric Utilities)	250	11,410
Portola Pharmaceuticals, Inc.* (Biotechnology)	150	8,104
Potlatch Corp. (Equity Real Estate Investment Trusts)	125	6,375
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	7,320
PRA Group, Inc.* (Consumer Finance)	150	4,298
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	125	9,520
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	125	2,360
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	7,514
Primerica, Inc. (Insurance)	125	10,193
Primo Water Corp.* (Beverages)	125	1,481
Primoris Services Corp. (Construction & Engineering)	125	3,678
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	2,208
Progress Software Corp. (Software)	150	5,726
Proofpoint, Inc.* (Software)	125	10,902
ProPetro Holding Corp.* (Energy Equipment & Services)	125	1,794
PROS Holdings, Inc.* (Software)	100	2,413
Prothena Corp. PLC* (Biotechnology)	125	8,095
Proto Labs, Inc.* (Machinery)	75	6,023
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	5,334
PTC Therapeutics, Inc.* (Biotechnology)	125	2,501
Puma Biotechnology, Inc.* (Biotechnology)	75	8,980
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	300	4,797
Q2 Holdings, Inc.* (Internet Software & Services)	100	4,165
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150	7,854
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	2,826
Quality Care Properties* (Equity Real Estate Investment Trusts)	300	4,650
Quality Systems, Inc.* (Health Care Technology)	175	2,753
Qualys, Inc.* (Software)	100	5,180
Quanex Building Products Corp. (Building Products)	125	2,869
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	175	1,071
Quidel Corp.* (Health Care Equipment & Supplies)	100	4,386
QuinStreet, Inc.* (Internet Software & Services)	300	2,205
Quotient Technology, Inc.* (Internet Software & Services)	275	4,304

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quotient, Ltd.* (Health Care Equipment & Supplies)	175	$863
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	250	2,575
R1 RCM, Inc.* (Health Care Providers & Services)	450	1,670
Radian Group, Inc. (Thrifts & Mortgage Finance)	625	11,680
Radiant Logistics, Inc.* (Air Freight & Logistics)	250	1,328
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	300	411
Radius Health, Inc.* (Biotechnology)	125	4,819
RadNet, Inc.* (Health Care Providers & Services)	200	2,310
RAIT Financial Trust (Equity Real Estate Investment Trusts)	575	420
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,673
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	275	3,578
Raven Industries, Inc. (Industrial Conglomerates)	125	4,050
Rayonier Advanced Materials, Inc. (Chemicals)	150	2,055
RealNetworks, Inc.* (Internet Software & Services)	225	1,080
RealPage, Inc.* (Software)	175	6,983
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	225	5,211
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	4,073
Regenxbio, Inc.* (Biotechnology)	125	4,119
Regis Corp.* (Diversified Consumer Services)	175	2,497
Renasant Corp. (Banks)	125	5,363
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	175	2,126
Rent-A-Center, Inc. (Specialty Retail)	175	2,009
Repligen Corp.* (Biotechnology)	100	3,832
Republic First Bancorp, Inc.* (Banks)	200	1,850
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	150	1,617
Resources Connection, Inc. (Professional Services)	125	1,738
Restoration Hardware, Inc.* (Specialty Retail)	100	7,032
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	6,178
Retrophin, Inc.* (Biotechnology)	150	3,734
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	200	5,724
Rexnord Corp.* (Machinery)	300	7,623
Rigel Pharmaceuticals, Inc.* (Biotechnology)	625	1,588
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	2,536
RingCentral, Inc.* - Class A (Software)	200	8,350
RLI Corp. (Insurance)	125	7,170
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	375	8,250
Roadrunner Transportation Systems, Inc.* (Road & Rail)	200	1,906
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	225	1,926
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	375	4,819
RPX Corp.* (Professional Services)	175	2,324
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	300	1,365
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	475	1,017
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	3,288
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	100	4,629
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	125	2,619
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	125	7,811
S&T Bancorp, Inc. (Banks)	125	4,948
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	200	4,388
Safe Bulkers, Inc.* (Marine)	450	1,233
Sage Therapeutics, Inc.* (Biotechnology)	100	6,229
Saia, Inc.* (Road & Rail)	75	4,699
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	300	1,446
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	2,511
Sandy Spring Bancorp, Inc. (Banks)	75	3,108
Sangamo BioSciences, Inc.* (Biotechnology)	300	4,500
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	8,359
Sarepta Therapeutics, Inc.* (Biotechnology)	175	7,937
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	3,274
Schneider National, Inc. - Class B (Road & Rail)	125	3,163
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	100	2,815
Scholastic Corp. (Media)	100	3,720
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	4,146
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	200	2,240
Science Applications International Corp. (IT Services)	125	8,356
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	175	8,024
Scorpio Bulkers, Inc.* (Marine)	275	1,939
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	650	2,230
Seacoast Banking Corp. of Florida* (Banks)	150	3,584
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	2,923
Select Comfort Corp.* (Specialty Retail)	125	3,881
Select Income REIT (Equity Real Estate Investment Trusts)	200	4,684
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	6,720
Selective Insurance Group, Inc. (Insurance)	175	9,423
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	200	5,750

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	$7,510
Sensient Technologies Corp. (Chemicals)	125	9,614
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	300	897
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	75	3,455
ServiceSource International, Inc.* (IT Services)	400	1,384
ServisFirst Bancshares, Inc. (Banks)	150	5,828
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	5,580
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	225	3,263
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	4,848
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,418
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	9,987
Silver Spring Networks, Inc.* (Software)	175	2,830
Simmons First National Corp. - Class A (Banks)	100	5,790
Simpson Manufacturing Co., Inc. (Building Products)	125	6,130
Sinclair Broadcast Group, Inc. - Class A (Media)	225	7,210
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	100	5,810
SkyWest, Inc. (Airlines)	150	6,585
Snyder’s-Lance, Inc. (Food Products)	250	9,535
Sonic Automotive, Inc. - Class A (Specialty Retail)	100	2,040
Sonic Corp. (Hotels, Restaurants & Leisure)	125	3,181
Sonus Networks, Inc.* (Communications Equipment)	225	1,721
Sotheby’s* - Class A (Diversified Consumer Services)	125	5,764
South Jersey Industries, Inc. (Gas Utilities)	225	7,769
South State Corp. (Banks)	75	6,754
Southside Bancshares, Inc. (Banks)	100	3,636
Southwest Gas Corp. (Gas Utilities)	125	9,703
Spartan Motors, Inc. (Auto Components)	175	1,934
SpartanNash Co. (Food & Staples Retailing)	125	3,296
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	325	4,573
Spire, Inc. (Gas Utilities)	150	11,197
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	225	1,015
SPX Corp.* (Machinery)	150	4,401
SPX FLOW, Inc.* (Machinery)	125	4,820
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	650	6,285
STAAR Surgical Co.* (Health Care Equipment & Supplies)	200	2,490
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	275	7,554
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	300	10,910
State Bank Financial Corp. (Banks)	125	3,581
State National Cos., Inc. (Insurance)	125	2,624
Steelcase, Inc. - Class A (Commercial Services & Supplies)	275	4,235
Sterling Bancorp (Banks)	375	9,244
Sterling Construction Co., Inc.* (Construction & Engineering)	150	2,285
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	175	7,578
Stifel Financial Corp. (Capital Markets)	200	10,691
Stoneridge, Inc.* (Auto Components)	125	2,476
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,046
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	150	1,770
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	325	5,197
Summit Materials, Inc.* - Class A (Construction Materials)	325	10,410
Sun Hydraulics Corp. (Machinery)	75	4,050
SunCoke Energy, Inc.* (Metals & Mining)	250	2,285
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	250	1,823
Sunrun, Inc.* (Electrical Equipment)	375	2,081
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	650	10,445
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	2,763
Superior Energy Services, Inc.* (Energy Equipment & Services)	475	5,072
Superior Industries International, Inc. (Auto Components)	100	1,665
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	6,000
SUPERVALU, Inc.* (Food & Staples Retailing)	125	2,719
Sykes Enterprises, Inc.* (IT Services)	125	3,645
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,918
Synchronoss Technologies, Inc.* (Software)	175	1,633
Synergy Pharmaceuticals, Inc.* (Biotechnology)	800	2,320
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	75	9,488
Syntel, Inc. (IT Services)	125	2,456
Tailored Brands, Inc. (Specialty Retail)	200	2,888
Taylor Morrison Home Corp.* - Class A (Household Durables)	200	4,410
Team, Inc.* (Commercial Services & Supplies)	100	1,335
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	8,885
Teekay Corp. (Oil, Gas & Consumable Fuels)	275	2,456
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	725	1,175
Teladoc, Inc.* (Health Care Providers & Services)	175	5,801
Telenav, Inc.* (Software)	175	1,111
Teligent, Inc.* (Pharmaceuticals)	200	1,342
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	225	2,403
Tenet Healthcare Corp.* (Health Care Providers & Services)	250	4,108
Tenneco, Inc. (Auto Components)	150	9,100

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	400	$1,900
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	275	3,636
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	150	5,427
Tesco Corp.* (Energy Equipment & Services)	275	1,499
Tetra Tech, Inc. (Commercial Services & Supplies)	175	8,146
TETRA Technologies, Inc.* (Energy Equipment & Services)	550	1,573
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	200	1,368
Texas Capital Bancshares, Inc.* (Banks)	150	12,869
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	9,827
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	125	2,144
TG Therapeutics, Inc.* (Biotechnology)	200	2,370
The Advisory Board Co.* (Professional Services)	125	6,702
The Andersons, Inc. (Food & Staples Retailing)	100	3,425
The Bancorp, Inc.* (Banks)	250	2,068
The Brink’s Co. (Commercial Services & Supplies)	125	10,531
The Buckle, Inc. (Specialty Retail)	125	2,106
The Cato Corp. - Class A (Specialty Retail)	100	1,323
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	5,265
The E.W. Scripps Co.* - Class A (Media)	200	3,822
The Ensign Group, Inc. (Health Care Providers & Services)	175	3,953
The Finish Line, Inc. - Class A (Specialty Retail)	150	1,805
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	350	9,414
The Greenbrier Cos., Inc. (Machinery)	100	4,815
The Hackett Group, Inc. (IT Services)	125	1,899
The KEYW Holding Corp.* (Aerospace & Defense)	200	1,522
The Manitowoc Co., Inc.* (Machinery)	475	4,275
The Medicines Co.* (Pharmaceuticals)	200	7,408
The Meet Group, Inc.* (Internet Software & Services)	350	1,274
The New York Times Co. - Class A (Media)	375	7,349
The Rubicon Project, Inc.* (Software)	250	973
The St Joe Co.* (Real Estate Management & Development)	175	3,299
TherapeuticsMD, Inc.* (Pharmaceuticals)	600	3,174
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	4,280
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,249
Third Point Reinsurance, Ltd.* (Insurance)	275	4,290
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	175	3,378
Tile Shop Holdings, Inc. (Specialty Retail)	125	1,588
Time, Inc. (Media)	325	4,388
TimkenSteel Corp.* (Metals & Mining)	150	2,475
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	175	1,094
Titan International, Inc. (Machinery)	200	2,030
Tivity Health, Inc.* (Health Care Providers & Services)	125	5,100
TiVo Corp. (Software)	350	6,948
TopBuild Corp.* (Household Durables)	125	8,145
TowneBank (Banks)	175	5,863
Travelport Worldwide, Ltd. (IT Services)	400	6,280
Tredegar Corp. (Chemicals)	125	2,250
Trevena, Inc.* (Biotechnology)	450	1,148
Trex Co., Inc.* (Building Products)	100	9,007
TRI Pointe Group, Inc.* (Household Durables)	475	6,560
TriMas Corp.* (Machinery)	150	4,050
TriNet Group, Inc.* (Professional Services)	125	4,203
Trinseo SA (Chemicals)	125	8,387
Triple-S Management Corp.* (Health Care Providers & Services)	100	2,368
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	150	4,992
Triumph Group, Inc. (Aerospace & Defense)	150	4,463
Tronox, Ltd. - Class A (Chemicals)	225	4,748
TrueBlue, Inc.* (Professional Services)	150	3,368
TrueCar, Inc.* (Internet Software & Services)	200	3,158
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	3,115
Trustmark Corp. (Banks)	200	6,624
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	4,611
Tutor Perini Corp.* (Construction & Engineering)	125	3,550
Twilio, Inc.* (Internet Software & Services)	200	5,970
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	250	7,767
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	3,828
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	600	5,202
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	6,657
UMB Financial Corp. (Banks)	125	9,311
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	125	1,944
Umpqua Holdings Corp. (Banks)	625	12,193
Union Bankshares Corp. (Banks)	125	4,413
Unisys Corp.* (IT Services)	200	1,700
Unit Corp.* (Energy Equipment & Services)	175	3,602
United Bankshares, Inc. (Banks)	300	11,144
United Community Banks, Inc. (Banks)	225	6,422
United Community Financial Corp. (Thrifts & Mortgage Finance)	225	2,160
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,201
United Natural Foods, Inc.* (Food & Staples Retailing)	150	6,239
Universal Corp. (Tobacco)	75	4,298
Universal Insurance Holdings, Inc. (Insurance)	125	2,875
Univest Corp. of Pennsylvania (Banks)	100	3,200

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	900	$1,242
Urban Edge Properties (Equity Real Estate Investment Trusts)	300	7,236
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	125	2,713
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,563
Valhi, Inc. (Chemicals)	300	729
Valley National Bancorp (Banks)	750	9,038
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	3,133
Varex Imaging Corp.* (Health Care Equipment & Supplies)	125	4,230
VASCO Data Security International, Inc.* (Software)	125	1,506
Vector Group, Ltd. (Tobacco)	276	5,644
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	150	3,210
Veracyte, Inc.* (Biotechnology)	150	1,316
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	350	7,098
Verint Systems, Inc.* (Software)	175	7,324
Versartis, Inc.* (Biotechnology)	125	306
Verso Corp.* - Class A (Paper & Forest Products)	275	1,400
ViaSat, Inc.* (Communications Equipment)	150	9,647
Viavi Solutions, Inc.* (Communications Equipment)	675	6,386
ViewRay, Inc.* (Health Care Equipment & Supplies)	200	1,152
VirnetX Holding Corp.* (Software)	275	1,073
Virtu Financial, Inc. - Class A (Capital Markets)	100	1,620
Virtusa Corp.* (IT Services)	100	3,778
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	400	7,520
Vista Outdoor, Inc.* (Leisure Products)	175	4,015
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	300	1,020
Vocera Communications, Inc.* (Health Care Technology)	100	3,137
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	5,290
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	600	1,830
Wabash National Corp. (Machinery)	200	4,564
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	250	5,018
WageWorks, Inc.* (Professional Services)	100	6,069
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	5,233
Washington Federal, Inc. (Thrifts & Mortgage Finance)	250	8,413
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	600	4,998
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	7,371
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	100	1,950
Watts Water Technologies, Inc. - Class A (Machinery)	75	5,190
Web.com Group, Inc.* (Internet Software & Services)	125	3,125
Weight Watchers International, Inc.* (Diversified Consumer Services)	100	4,355
Werner Enterprises, Inc. (Road & Rail)	150	5,483
WesBanco, Inc. (Banks)	125	5,128
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	225	2,115
West Corp. (Commercial Services & Supplies)	150	3,521
Westamerica Bancorp (Banks)	75	4,466
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,832
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	150	1,635
WGL Holdings, Inc. (Gas Utilities)	150	12,629
Whitestone REIT (Equity Real Estate Investment Trusts)	150	1,958
Willbros Group, Inc.* (Energy Equipment & Services)	425	1,369
William Lyon Homes* - Class A (Household Durables)	100	2,299
Windstream Holdings, Inc. (Diversified Telecommunication Services)	675	1,195
Wingstop, Inc. (Hotels, Restaurants & Leisure)	100	3,325
Winnebago Industries, Inc. (Automobiles)	100	4,475
Wintrust Financial Corp. (Banks)	150	11,746
WisdomTree Investments, Inc. (Capital Markets)	400	4,072
WMIH Corp.* (Insurance)	1,175	1,116
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	275	7,933
Woodward, Inc. (Machinery)	150	11,641
Workiva, Inc.* (Software)	100	2,085
World Wrestling Entertainment, Inc. - Class A (Media)	150	3,533
Worthington Industries, Inc. (Metals & Mining)	150	6,900
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	300	7,761
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	4,875
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	225	2,216
Xencor, Inc.* (Biotechnology)	150	3,438
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	6,841
XO Group, Inc.* (Internet Software & Services)	100	1,967
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	3,795
Yelp, Inc.* (Internet Software & Services)	225	9,742
YRC Worldwide, Inc.* (Road & Rail)	150	2,070
ZAGG, Inc.* (Household Durables)	150	2,363
Zendesk, Inc.* (Software)	300	8,732
ZIOPHARM Oncology, Inc.* (Biotechnology)	500	3,070
ZixCorp.* (Software)	275	1,345
Zogenix, Inc.* (Pharmaceuticals)	125	4,381
TOTAL COMMON STOCKS (Cost $3,867,757)		5,398,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(c) (Biotechnology)	493	$—
Dyax Corp.*^+(d) (Biotechnology)	450	500
TOTAL CONTINGENT RIGHTS (Cost $—)		500

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements (53.4%)(e)(f)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $6,220,489	$6,220,000	$6,220,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,220,000)		6,220,000

TOTAL INVESTMENT SECURITIES (Cost $10,087,757) - 99.8%		11,619,377
Net other assets (liabilities) - 0.2%		21,622

NET ASSETS - 100.0%		$11,640,999

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of September 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represented 0.025% of the net assets of the Fund.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(d)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $855,000.

(f)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/17	1.36%	$1,882,719	$1,890,120	$8,284
Russell 2000 Index	UBS AG	10/27/17	1.21%	4,321,155	4,338,762	19,764
				$6,203,874	$6,228,882	$28,048

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$81,760	0.7%
Air Freight & Logistics	22,896	0.2%
Airlines	12,218	0.1%
Auto Components	68,103	0.6%
Automobiles	4,475	NM
Banks	499,856	4.3%
Beverages	2,386	NM
Biotechnology	380,662	3.4%
Building Products	57,479	0.5%
Capital Markets	60,519	0.5%
Chemicals	114,638	1.0%
Commercial Services & Supplies	140,221	1.2%
Communications Equipment	94,037	0.8%
Construction & Engineering	71,556	0.6%
Construction Materials	10,410	0.1%
Consumer Finance	34,622	0.3%
Containers & Packaging	4,391	NM
Distributors	4,821	NM
Diversified Consumer Services	45,250	0.4%
Diversified Financial Services	8,115	0.1%
Diversified Telecommunication Services	35,702	0.3%
Electric Utilities	64,046	0.6%
Electrical Equipment	34,541	0.3%
Electronic Equipment, Instruments & Components	151,355	1.3%
Energy Equipment & Services	95,502	0.8%
Equity Real Estate Investment Trusts	385,952	3.3%
Food & Staples Retailing	22,035	0.2%
Food Products	44,544	0.4%
Gas Utilities	69,322	0.5%
Health Care Equipment & Supplies	197,346	1.7%
Health Care Providers & Services	105,850	0.9%
Health Care Technology	50,877	0.4%
Hotels, Restaurants & Leisure	138,710	1.2%
Household Durables	70,746	0.6%
Household Products	10,112	0.1%
Independent Power & Renewable Electricity Producers	31,709	0.3%
Industrial Conglomerates	4,050	NM
Insurance	107,328	0.9%
Internet & Direct Marketing Retail	31,218	0.3%
Internet Software & Services	156,271	1.3%
IT Services	115,309	1.0%
Leisure Products	13,125	0.1%
Life Sciences Tools & Services	36,524	0.3%
Machinery	178,898	1.6%
Marine	11,187	0.1%
Media	83,399	0.7%
Metals & Mining	72,547	0.6%
Mortgage Real Estate Investment Trusts	59,364	0.5%
Multiline Retail	18,593	0.2%
Multi-Utilities	29,226	0.3%
Oil, Gas & Consumable Fuels	136,668	1.2%
Paper & Forest Products	30,245	0.3%
Pharmaceuticals	120,784	1.0%
Professional Services	61,976	0.5%
Real Estate Management & Development	22,708	0.2%
Road & Rail	51,593	0.4%
Semiconductors & Semiconductor Equipment	199,613	1.7%
Software	215,049	1.8%
Specialty Retail	111,646	1.0%
Technology Hardware, Storage & Peripherals	35,616	0.3%
Textiles, Apparel & Luxury Goods	39,959	0.3%
Thrifts & Mortgage Finance	123,231	1.1%
Tobacco	9,942	0.1%
Trading Companies & Distributors	75,879	0.7%
Water Utilities	11,879	0.1%
Wireless Telecommunication Services	8,786	0.1%
Other**	6,241,622	53.6%
Total	$11,640,999	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (99.9%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $311,024	$311,000	$311,000
TOTAL REPURCHASE AGREEMENTS (Cost $311,000)		311,000

TOTAL INVESTMENT SECURITIES (Cost $311,000) - 99.9%		311,000
Net other assets (liabilities) - 0.1%		455

NET ASSETS - 100.0%		$311,455

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $208,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/17	1.71%	$129,013	$129,384	$360
Dow Jones Industrial Average	UBS AG	10/27/17	1.61%	181,140	181,662	506
				$310,153	$311,046	$866

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (55.9%)
Activision Blizzard, Inc. (Software)	4,650	$299,972
Adobe Systems, Inc.* (Software)	3,060	456,490
Akamai Technologies, Inc.* (Internet Software & Services)	1,050	51,156
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	193,600
Alphabet, Inc.* - Class A (Internet Software & Services)	1,830	1,781,908
Alphabet, Inc.* - Class C (Internet Software & Services)	2,160	2,071,678
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,970	2,855,209
American Airlines Group, Inc. (Airlines)	3,000	142,470
Amgen, Inc. (Biotechnology)	4,500	839,025
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,280	196,468
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,890	4,914,887
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,600	343,794
Autodesk, Inc.* (Software)	1,350	151,551
Automatic Data Processing, Inc. (IT Services)	2,730	298,444
Baidu, Inc.*ADR (Internet Software & Services)	1,710	423,550
Biogen, Inc.* (Biotechnology)	1,320	413,318
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,080	100,516
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,520	611,201
CA, Inc. (Software)	2,610	87,122
Celgene Corp.* (Biotechnology)	4,830	704,311
Cerner Corp.* (Health Care Technology)	2,040	145,493
Charter Communications, Inc.* - Class A (Media)	1,590	577,838
Check Point Software Technologies, Ltd.* (Software)	1,020	116,300
Cintas Corp. (Commercial Services & Supplies)	660	95,225
Cisco Systems, Inc. (Communications Equipment)	30,870	1,038,158
Citrix Systems, Inc.* (Software)	930	71,443
Cognizant Technology Solutions Corp. (IT Services)	3,660	265,496
Comcast Corp. - Class A (Media)	29,040	1,117,459
Costco Wholesale Corp. (Food & Staples Retailing)	2,700	443,583
CSX Corp. (Road & Rail)	5,640	306,026
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,820	148,727
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,410	84,332
Discovery Communications, Inc.* - Class A (Media)	960	20,438
Discovery Communications, Inc.* - Class C (Media)	1,350	27,351
Dish Network Corp.* - Class A (Media)	1,410	76,464
Dollar Tree, Inc.* (Multiline Retail)	1,470	127,625
eBay, Inc.* (Internet Software & Services)	6,600	253,836
Electronic Arts, Inc.* (Software)	1,920	226,675
Expedia, Inc. (Internet & Direct Marketing Retail)	870	125,228
Express Scripts Holding Co.* (Health Care Providers & Services)	3,570	226,053
Facebook, Inc.* - Class A (Internet Software & Services)	14,640	2,501,536
Fastenal Co. (Trading Companies & Distributors)	1,770	80,677
Fiserv, Inc.* (IT Services)	1,290	166,358
Gilead Sciences, Inc. (Biotechnology)	8,070	653,831
Hasbro, Inc. (Leisure Products)	780	76,183
Henry Schein, Inc.* (Health Care Providers & Services)	990	81,170
Hologic, Inc.* (Health Care Equipment & Supplies)	1,740	63,841
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	540	83,965
Illumina, Inc.* (Life Sciences Tools & Services)	900	179,280
Incyte Corp.* (Biotechnology)	1,260	147,092
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,010	1,104,700
Intuit, Inc. (Software)	1,590	226,003
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	251,011
J.B. Hunt Transport Services, Inc. (Road & Rail)	690	76,645
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,670	216,594
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	101,760
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	990	183,190
Liberty Global PLC* - Class A (Media)	1,380	46,796
Liberty Global PLC* - Class C (Media)	3,690	120,663
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	2,610	61,518
Liberty LiLAC Group* - Class A (Media)	300	7,128
Liberty LiLAC Group* - Class C (Media)	750	17,475
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	510	29,351
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,310	254,701
Mattel, Inc. (Leisure Products)	2,130	32,972
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	83,015
Mercadolibre, Inc. (Internet Software & Services)	270	69,911
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,440	129,283
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,870	270,197
Microsoft Corp. (Software)	47,550	3,541,999
Mondelez International, Inc. - Class A (Food Products)	9,300	378,138

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monster Beverage Corp.* (Beverages)	3,510	$193,928
Mylan N.V.* (Pharmaceuticals)	3,300	103,521
Netease.com, Inc.ADR (Internet Software & Services)	480	126,629
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,670	484,205
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,410	76,211
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,720	665,024
O’Reilly Automotive, Inc.* (Specialty Retail)	540	116,300
PACCAR, Inc. (Machinery)	2,160	156,254
Paychex, Inc. (IT Services)	2,220	133,111
PayPal Holdings, Inc.* (IT Services)	7,440	476,384
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,120	472,781
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	295,099
Ross Stores, Inc. (Specialty Retail)	2,400	154,968
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,770	58,711
Shire Pharmaceuticals Group PLCADR (Biotechnology)	450	68,913
Sirius XM Holdings, Inc. (Media)	28,500	157,320
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,140	116,166
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,910	478,555
Symantec Corp. (Software)	3,780	124,022
Tesla Motors, Inc.* (Automobiles)	1,020	347,922
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,120	548,597
The Kraft Heinz Co. (Food Products)	7,530	583,951
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	300	549,245
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,130	316,316
Tractor Supply Co. (Specialty Retail)	780	49,366
Twenty-First Century Fox, Inc. - Class A (Media)	6,510	171,734
Twenty-First Century Fox, Inc. - Class B (Media)	4,920	126,887
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	88,163
Verisk Analytics, Inc.* - Class A (Professional Services)	1,020	84,854
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,560	237,182
Viacom, Inc. - Class B (Media)	2,190	60,970
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,880	81,965
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,600	509,652
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,830	158,112
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	630	93,820
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,530	108,370
TOTAL COMMON STOCKS (Cost $12,425,623)		42,242,611

	Principal Amount	Value
Repurchase Agreements (43.2%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $32,634,564	$32,632,000	$32,632,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,632,000)		32,632,000

TOTAL INVESTMENT SECURITIES (Cost $45,057,623) - 99.1%		74,874,611
Net other assets (liabilities) - 0.9%		698,534

NET ASSETS - 100.0%		$75,573,145

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $2,065,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	98	12/18/17	$11,612,695	$11,722,270	$109,575

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/17	1.76%	$15,316,801	$15,423,816	$106,668
NASDAQ-100 Index	UBS AG	10/27/17	1.61%	6,157,956	6,201,005	42,960
				$21,474,757	$21,624,821	$149,628

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Airlines	$142,470	0.2%
Automobiles	347,922	0.5%
Beverages	193,928	0.3%
Biotechnology	3,652,887	4.9%
Commercial Services & Supplies	95,225	0.1%
Communications Equipment	1,038,158	1.4%
Food & Staples Retailing	953,235	1.3%
Food Products	962,089	1.2%
Health Care Equipment & Supplies	483,149	0.6%
Health Care Providers & Services	307,223	0.4%
Health Care Technology	145,493	0.2%
Hotels, Restaurants & Leisure	903,287	1.2%
Internet & Direct Marketing Retail	4,470,077	6.0%
Internet Software & Services	7,280,204	9.7%
IT Services	1,339,793	1.8%
Leisure Products	109,155	0.1%
Life Sciences Tools & Services	179,280	0.2%
Machinery	156,254	0.2%
Media	2,528,523	3.3%
Multiline Retail	127,625	0.2%
Pharmaceuticals	103,521	0.1%
Professional Services	84,854	0.1%
Road & Rail	382,671	0.5%
Semiconductors & Semiconductor Equipment	4,934,546	6.5%
Software	5,301,577	7.0%
Specialty Retail	408,797	0.5%
Technology Hardware, Storage & Peripherals	5,131,710	6.8%
Trading Companies & Distributors	80,677	0.1%
Wireless Telecommunication Services	398,281	0.5%
Other**	33,330,534	44.1%
Total	$75,573,145	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
3M Co. (Industrial Conglomerates)	402	$84,380
Abbott Laboratories (Health Care Equipment & Supplies)	3,417	182,331
Affiliated Managers Group, Inc. (Capital Markets)	134	25,437
Aflac, Inc. (Insurance)	804	65,438
Agilent Technologies, Inc. (Life Sciences Tools & Services)	201	12,904
Air Products & Chemicals, Inc. (Chemicals)	201	30,395
Alaska Air Group, Inc. (Airlines)	67	5,110
Allegion PLC (Building Products)	67	5,793
Allergan PLC (Pharmaceuticals)	670	137,317
Alliance Data Systems Corp. (IT Services)	67	14,844
Alliant Energy Corp. (Electric Utilities)	268	11,141
Ameren Corp. (Multi-Utilities)	469	27,127
American Airlines Group, Inc. (Airlines)	871	41,364
American Electric Power Co., Inc. (Electric Utilities)	1,005	70,591
American Express Co. (Consumer Finance)	737	66,669
American International Group, Inc. (Insurance)	1,809	111,055
Ameriprise Financial, Inc. (Capital Markets)	134	19,900
AmerisourceBergen Corp. (Health Care Providers & Services)	335	27,721
AMETEK, Inc. (Electrical Equipment)	469	30,973
Amgen, Inc. (Biotechnology)	670	124,922
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	536	26,184
Andeavor (Oil, Gas & Consumable Fuels)	268	27,644
ANSYS, Inc.* (Software)	67	8,223
Anthem, Inc. (Health Care Providers & Services)	536	101,776
Apache Corp. (Oil, Gas & Consumable Fuels)	268	12,274
Archer-Daniels-Midland Co. (Food Products)	1,139	48,419
Arconic, Inc. (Aerospace & Defense)	737	18,337
Assurant, Inc. (Insurance)	134	12,800
AT&T, Inc. (Diversified Telecommunication Services)	12,194	477,639
Autodesk, Inc.* (Software)	134	15,043
Avery Dennison Corp. (Containers & Packaging)	67	6,589
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	469	17,175
Ball Corp. (Containers & Packaging)	670	27,671
Bank of America Corp. (Banks)	19,430	492,355
Baxter International, Inc. (Health Care Equipment & Supplies)	1,005	63,064
BB&T Corp. (Banks)	1,608	75,480
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,819	700,099
Best Buy Co., Inc. (Specialty Retail)	335	19,082
BlackRock, Inc. - Class A (Capital Markets)	134	59,910
BorgWarner, Inc. (Auto Components)	402	20,594
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	134	16,466
Brighthouse Financial, Inc.* (Insurance)	201	12,221
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,474	93,953
Brown-Forman Corp. - Class B (Beverages)	134	7,276
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	134	10,198
CA, Inc. (Software)	603	20,128
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	469	12,546
Cadence Design Systems, Inc.* (Software)	134	5,289
Campbell Soup Co. (Food Products)	134	6,274
Capital One Financial Corp. (Consumer Finance)	938	79,411
Cardinal Health, Inc. (Health Care Providers & Services)	603	40,353
CarMax, Inc.* (Specialty Retail)	201	15,238
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	804	51,914
Caterpillar, Inc. (Machinery)	536	66,844
CBOE Holdings, Inc. (Capital Markets)	67	7,211
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	335	12,690
Centene Corp.* (Health Care Providers & Services)	335	32,418
CenterPoint Energy, Inc. (Multi-Utilities)	335	9,785
CenturyLink, Inc. (Diversified Telecommunication Services)	1,072	20,261
CF Industries Holdings, Inc. (Chemicals)	469	16,490
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	938	4,033
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,752	440,860
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	67	20,625
Chubb, Ltd. (Insurance)	938	133,711
Church & Dwight Co., Inc. (Household Products)	201	9,738
Cigna Corp. (Health Care Providers & Services)	469	87,675
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	67	7,616
Cincinnati Financial Corp. (Insurance)	134	10,260
Cisco Systems, Inc. (Communications Equipment)	9,916	333,474
Citigroup, Inc. (Banks)	5,427	394,760
Citizens Financial Group, Inc. (Banks)	603	22,836
CME Group, Inc. (Capital Markets)	268	36,362
CMS Energy Corp. (Multi-Utilities)	536	24,828
Coach, Inc. (Textiles, Apparel & Luxury Goods)	268	10,795
Cognizant Technology Solutions Corp. (IT Services)	335	24,301

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Colgate-Palmolive Co. (Household Products)	737		$53,690
Comerica, Inc. (Banks)	134		10,219
ConAgra Foods, Inc. (Food Products)	804		27,127
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	134		17,650
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,412		120,721
Consolidated Edison, Inc. (Multi-Utilities)	603		48,650
Costco Wholesale Corp. (Food & Staples Retailing)	871		143,097
Coty, Inc. (Personal Products)	536		8,860
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	268		26,795
CSRA, Inc. (IT Services)	201		6,486
CSX Corp. (Road & Rail)	670		36,354
CVS Health Corp. (Food & Staples Retailing)	2,010		163,453
D.R. Horton, Inc. (Household Durables)	670		26,753
Danaher Corp. (Health Care Equipment & Supplies)	603		51,725
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	335		19,896
Deere & Co. (Machinery)	335		42,072
Delphi Automotive PLC (Auto Components)	536		52,743
Delta Air Lines, Inc. (Airlines)	1,340		64,615
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	469		28,051
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	469		17,217
Dish Network Corp.* - Class A (Media)	201		10,900
Dominion Resources, Inc. (Multi-Utilities)	670		51,543
Dover Corp. (Machinery)	335		30,616
DowDupont, Inc.* (Chemicals)	4,623		320,049
Dr. Pepper Snapple Group, Inc. (Beverages)	134		11,855
DTE Energy Co. (Multi-Utilities)	335		35,966
Duke Energy Corp. (Electric Utilities)	1,407		118,075
DXC Technology Co. (IT Services)	268		23,016
Eastman Chemical Co. (Chemicals)	268		24,251
Eaton Corp. PLC (Electrical Equipment)	871		66,884
eBay, Inc.* (Internet Software & Services)	1,206		46,383
Ecolab, Inc. (Chemicals)	201		25,851
Edison International (Electric Utilities)	670		51,704
Eli Lilly & Co. (Pharmaceuticals)	1,072		91,699
Emerson Electric Co. (Electrical Equipment)	670		42,103
Entergy Corp. (Electric Utilities)	335		25,581
Envision Healthcare Corp.* (Health Care Providers & Services)	134		6,023
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	536		51,853
EQT Corp. (Oil, Gas & Consumable Fuels)	134		8,742
Equity Residential (Equity Real Estate Investment Trusts)	268		17,669
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	67		17,020
Everest Re Group, Ltd. (Insurance)	67		15,302
Eversource Energy (Electric Utilities)	603		36,445
Exelon Corp. (Electric Utilities)	1,876		70,669
Expeditors International of Washington, Inc. (Air Freight & Logistics)	134		8,021
Express Scripts Holding Co.* (Health Care Providers & Services)	1,139		72,121
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,375		686,584
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	67		8,322
Fifth Third Bancorp (Banks)	1,474		41,243
First Horizon National Corp. (Banks)	—	(a)	9
FirstEnergy Corp. (Electric Utilities)	871		26,853
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	67		2,607
Flowserve Corp. (Machinery)	268		11,414
Fluor Corp. (Construction & Engineering)	268		11,283
FMC Corp. (Chemicals)	67		5,984
Foot Locker, Inc. (Specialty Retail)	134		4,719
Ford Motor Co. (Automobiles)	7,772		93,031
Fortune Brands Home & Security, Inc. (Building Products)	67		4,504
Franklin Resources, Inc. (Capital Markets)	670		29,822
Freeport-McMoRan, Inc.* (Metals & Mining)	1,072		15,051
General Electric Co. (Industrial Conglomerates)	9,112		220,327
General Mills, Inc. (Food Products)	536		27,743
General Motors Co. (Automobiles)	2,613		105,513
Genuine Parts Co. (Distributors)	268		25,634
H & R Block, Inc. (Diversified Consumer Services)	402		10,645
Halliburton Co. (Energy Equipment & Services)	737		33,924
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	335		8,254
Hartford Financial Services Group, Inc. (Insurance)	737		40,852
HCA Holdings, Inc.* (Health Care Providers & Services)	268		21,330
HCP, Inc. (Equity Real Estate Investment Trusts)	938		26,105
Helmerich & Payne, Inc. (Energy Equipment & Services)	201		10,474
Henry Schein, Inc.* (Health Care Providers & Services)	338		27,713
Hess Corp. (Oil, Gas & Consumable Fuels)	536		25,133
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,283		48,293
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	67		4,653
Hologic, Inc.* (Health Care Equipment & Supplies)	201		7,375
Honeywell International, Inc. (Industrial Conglomerates)	603		85,469
Hormel Foods Corp. (Food Products)	536		17,227
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,283		65,528
Huntington Bancshares, Inc. (Banks)	2,144		29,930

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
IHS Markit, Ltd.* (Professional Services)	536		$23,627
Illumina, Inc.* (Life Sciences Tools & Services)	67		13,346
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,824		183,698
International Business Machines Corp. (IT Services)	737		106,924
International Flavors & Fragrances, Inc. (Chemicals)	67		9,575
International Paper Co. (Containers & Packaging)	804		45,683
Invesco, Ltd. (Capital Markets)	804		28,172
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	201		7,819
Jacobs Engineering Group, Inc. (Construction & Engineering)	268		15,616
Johnson & Johnson (Pharmaceuticals)	2,077		270,030
Johnson Controls International PLC (Building Products)	1,876		75,585
JPMorgan Chase & Co. (Banks)	6,968		665,513
Juniper Networks, Inc. (Communications Equipment)	335		9,323
Kansas City Southern Industries, Inc. (Road & Rail)	201		21,845
Kellogg Co. (Food Products)	201		12,536
KeyCorp (Banks)	1,072		20,175
Kimberly-Clark Corp. (Household Products)	335		39,423
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,819		73,248
Kohl’s Corp. (Multiline Retail)	335		15,293
L Brands, Inc. (Specialty Retail)	268		11,151
L3 Technologies, Inc. (Aerospace & Defense)	67		12,625
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	67		10,115
Leggett & Platt, Inc. (Household Durables)	134		6,396
Lennar Corp. - Class A (Household Durables)	402		21,226
Leucadia National Corp. (Diversified Financial Services)	603		15,226
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	268		14,282
Lincoln National Corp. (Insurance)	469		34,462
Loews Corp. (Insurance)	536		25,653
Lowe’s Cos., Inc. (Specialty Retail)	603		48,204
LyondellBasell Industries N.V. - Class A (Chemicals)	670		66,364
M&T Bank Corp. (Banks)	268		43,159
Macy’s, Inc. (Multiline Retail)	603		13,157
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,675		22,713
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,005		56,360
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	34
Masco Corp. (Building Products)	268		10,455
Mattel, Inc. (Leisure Products)	268		4,149
McCormick & Co., Inc. (Food Products)	67		6,877
McDonald’s Corp. (Hotels, Restaurants & Leisure)	603		94,479
McKesson Corp. (Health Care Providers & Services)	402		61,751
Medtronic PLC (Health Care Equipment & Supplies)	2,680		208,424
Merck & Co., Inc. (Pharmaceuticals)	2,077		132,990
MetLife, Inc. (Insurance)	2,077		107,900
MGM Resorts International (Hotels, Restaurants & Leisure)	402		13,101
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,211		86,959
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	67		7,161
Mohawk Industries, Inc.* (Household Durables)	67		16,583
Molson Coors Brewing Co. - Class B (Beverages)	335		27,349
Mondelez International, Inc. - Class A (Food Products)	3,015		122,591
Monsanto Co. (Chemicals)	268		32,112
Monster Beverage Corp.* (Beverages)	335		18,509
Morgan Stanley (Capital Markets)	2,814		135,550
Mylan N.V.* (Pharmaceuticals)	1,072		33,629
National Oilwell Varco, Inc. (Energy Equipment & Services)	737		26,333
Navient Corp. (Consumer Finance)	536		8,051
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	201		8,796
Newell Rubbermaid, Inc. (Household Durables)	402		17,153
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	134		3,976
News Corp. - Class A (Media)	737		9,773
News Corp. - Class B (Media)	268		3,658
NextEra Energy, Inc. (Electric Utilities)	469		68,732
Nielsen Holdings PLC (Professional Services)	268		11,109
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,139		59,057
NiSource, Inc. (Multi-Utilities)	670		17,145
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	536		15,201
Nordstrom, Inc. (Multiline Retail)	201		9,477
Norfolk Southern Corp. (Road & Rail)	603		79,741
Northern Trust Corp. (Capital Markets)	134		12,319
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	603		15,431
Nucor Corp. (Metals & Mining)	268		15,019
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	871		55,927
Omnicom Group, Inc. (Media)	134		9,925
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	201		11,137
Oracle Corp. (Software)	2,546		123,099
PACCAR, Inc. (Machinery)	335		24,234
Parker-Hannifin Corp. (Machinery)	67		11,726
Patterson Cos., Inc. (Health Care Providers & Services)	134		5,179
Pentair PLC (Machinery)	335		22,767
People’s United Financial, Inc. (Banks)	670		12,154
PepsiCo, Inc. (Beverages)	1,273		141,850
PerkinElmer, Inc. (Life Sciences Tools & Services)	201		13,863
Perrigo Co. PLC (Pharmaceuticals)	268		22,686
Pfizer, Inc. (Pharmaceuticals)	5,226		186,568

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PG&E Corp. (Electric Utilities)	1,005	$68,430
Philip Morris International, Inc. (Tobacco)	1,407	156,191
Phillips 66 (Oil, Gas & Consumable Fuels)	871	79,792
Pinnacle West Capital Corp. (Electric Utilities)	201	16,997
PNC Financial Services Group, Inc. (Banks)	938	126,414
PPG Industries, Inc. (Chemicals)	268	29,121
PPL Corp. (Electric Utilities)	1,340	50,853
Praxair, Inc. (Chemicals)	268	37,450
Principal Financial Group, Inc. (Insurance)	536	34,486
Prudential Financial, Inc. (Insurance)	871	92,605
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,005	46,481
Public Storage (Equity Real Estate Investment Trusts)	134	28,675
PulteGroup, Inc. (Household Durables)	536	14,649
PVH Corp. (Textiles, Apparel & Luxury Goods)	134	16,892
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	268	18,942
Quest Diagnostics, Inc. (Health Care Providers & Services)	134	12,548
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	134	11,831
Range Resources Corp. (Oil, Gas & Consumable Fuels)	268	5,245
Raymond James Financial, Inc. (Capital Markets)	134	11,300
Raytheon Co. (Aerospace & Defense)	201	37,503
Realty Income Corp. (Equity Real Estate Investment Trusts)	201	11,495
Regency Centers Corp. (Equity Real Estate Investment Trusts)	134	8,313
Regions Financial Corp. (Banks)	2,345	35,714
ResMed, Inc. (Health Care Equipment & Supplies)	67	5,156
Robert Half International, Inc. (Professional Services)	268	13,491
Rockwell Collins, Inc. (Aerospace & Defense)	134	17,515
Roper Technologies, Inc. (Industrial Conglomerates)	67	16,308
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	134	15,884
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	67	9,651
SCANA Corp. (Multi-Utilities)	268	12,995
Schlumberger, Ltd. (Energy Equipment & Services)	1,541	107,500
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	603	20,002
Sealed Air Corp. (Containers & Packaging)	201	8,587
Sempra Energy (Multi-Utilities)	469	53,527
Signet Jewelers, Ltd. (Specialty Retail)	134	8,918
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	201	32,363
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	201	20,365
Snap-on, Inc. (Machinery)	67	9,984
Stanley Black & Decker, Inc. (Machinery)	134	20,230
State Street Corp. (Capital Markets)	737	70,413
Stericycle, Inc.* (Commercial Services & Supplies)	201	14,396
SunTrust Banks, Inc. (Banks)	938	56,064
Symantec Corp. (Software)	603	19,784
Synchrony Financial (Consumer Finance)	1,474	45,768
Sysco Corp. (Food & Staples Retailing)	469	25,303
T. Rowe Price Group, Inc. (Capital Markets)	134	12,147
Target Corp. (Multiline Retail)	1,072	63,259
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	335	27,825
TechnipFMC PLC* (Energy Equipment & Services)	871	24,318
Textron, Inc. (Aerospace & Defense)	536	28,880
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,340	14,767
The Allstate Corp. (Insurance)	737	67,738
The Bank of New York Mellon Corp. (Capital Markets)	2,077	110,123
The Boeing Co. (Aerospace & Defense)	335	85,159
The Clorox Co. (Household Products)	134	17,676
The Coca-Cola Co. (Beverages)	3,752	168,878
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	67	15,886
The Estee Lauder Cos., Inc. - Class A (Personal Products)	201	21,676
The Gap, Inc. (Specialty Retail)	469	13,850
The Goldman Sachs Group, Inc. (Capital Markets)	737	174,810
The Goodyear Tire & Rubber Co. (Auto Components)	469	15,594
The Interpublic Group of Cos., Inc. (Media)	335	6,965
The JM Smucker Co. - Class A (Food Products)	201	21,091
The Kraft Heinz Co. (Food Products)	1,206	93,525
The Kroger Co. (Food & Staples Retailing)	1,809	36,289
The Macerich Co. (Equity Real Estate Investment Trusts)	201	11,049
The Mosaic Co. (Chemicals)	670	14,465
The NASDAQ OMX Group, Inc. (Capital Markets)	134	10,394
The Procter & Gamble Co. (Household Products)	2,546	231,636
The Progressive Corp. (Insurance)	1,139	55,150
The Sherwin-Williams Co. (Chemicals)	67	23,989
The Southern Co. (Electric Utilities)	2,010	98,771
The Travelers Cos., Inc. (Insurance)	536	65,671
The Walt Disney Co. (Media)	1,273	125,479
The Western Union Co. (IT Services)	335	6,432
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	871	26,139
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	335	63,382
Tiffany & Co. (Specialty Retail)	67	6,149
Torchmark Corp. (Insurance)	201	16,098
Tractor Supply Co. (Specialty Retail)	134	8,481

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	67	$2,716
Twenty-First Century Fox, Inc. - Class A (Media)	1,072	28,279
Twenty-First Century Fox, Inc. - Class B (Media)	469	12,096
Tyson Foods, Inc. - Class A (Food Products)	603	42,481
U.S. Bancorp (Banks)	1,407	75,401
Union Pacific Corp. (Road & Rail)	469	54,390
United Technologies Corp. (Aerospace & Defense)	1,474	171,101
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	67	7,433
Unum Group (Insurance)	469	23,980
V.F. Corp. (Textiles, Apparel & Luxury Goods)	670	42,592
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	871	67,006
Ventas, Inc. (Equity Real Estate Investment Trusts)	335	21,819
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,819	189,002
Vertex Pharmaceuticals, Inc.* (Biotechnology)	201	30,560
Viacom, Inc. - Class B (Media)	670	18,653
Vornado Realty Trust (Equity Real Estate Investment Trusts)	201	15,453
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,809	139,691
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,881	225,120
Waters Corp.* (Life Sciences Tools & Services)	67	12,028
WEC Energy Group, Inc. (Multi-Utilities)	268	16,825
Wells Fargo & Co. (Banks)	8,844	487,747
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	603	52,099
WestRock Co. (Containers & Packaging)	536	30,407
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,474	50,160
Whirlpool Corp. (Household Durables)	134	24,715
Willis Towers Watson PLC (Insurance)	268	41,334
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	67	7,062
Xcel Energy, Inc. (Electric Utilities)	1,005	47,557
Xerox Corp. (Technology Hardware, Storage & Peripherals)	402	13,383
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	201	14,237
XL Group, Ltd. (Insurance)	536	21,145
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	134	15,690
Zions Bancorp (Banks)	402	18,966
TOTAL COMMON STOCKS (Cost $11,758,655)		18,996,886

	Principal Amount	Value
Repurchase Agreements (0.7%)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $141,011	$141,000	$141,000
TOTAL REPURCHASE AGREEMENTS (Cost $141,000)		141,000

TOTAL INVESTMENT SECURITIES (Cost $11,899,655) - 100.2%		19,137,886
Net other assets (liabilities) - (0.2)%		(44,199)

NET ASSETS - 100.0%		$19,093,687

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$371,120	1.9%
Air Freight & Logistics	18,219	0.1%
Airlines	111,089	0.6%
Auto Components	88,931	0.5%
Automobiles	198,544	1.0%
Banks	2,608,139	13.7%
Beverages	375,717	2.0%
Biotechnology	155,482	0.8%
Building Products	96,337	0.5%
Capital Markets	743,870	3.9%
Chemicals	636,096	3.3%
Commercial Services & Supplies	14,396	0.1%
Communications Equipment	342,797	1.7%
Construction & Engineering	26,899	0.1%
Consumer Finance	199,899	1.0%
Containers & Packaging	118,937	0.6%
Distributors	25,634	0.1%
Diversified Consumer Services	10,645	0.1%
Diversified Financial Services	715,325	3.7%
Diversified Telecommunication Services	701,184	3.7%
Electric Utilities	762,399	4.0%
Electrical Equipment	139,960	0.7%
Electronic Equipment, Instruments & Components	30,432	0.2%
Energy Equipment & Services	219,724	1.2%
Equity Real Estate Investment Trusts	336,700	1.7%
Food & Staples Retailing	732,953	3.9%
Food Products	425,891	2.2%
Health Care Equipment & Supplies	577,702	3.0%
Health Care Providers & Services	534,052	2.8%
Hotels, Restaurants & Leisure	207,752	1.1%
Household Durables	127,475	0.7%
Household Products	352,163	1.8%
Independent Power & Renewable Electricity Producers	30,198	0.2%
Industrial Conglomerates	406,484	2.1%
Insurance	987,861	5.2%
Internet & Direct Marketing Retail	2,716	NM
Internet Software & Services	46,383	0.2%
IT Services	182,003	1.0%
Leisure Products	4,149	NM
Life Sciences Tools & Services	115,523	0.6%
Machinery	239,887	1.3%
Media	225,728	1.2%
Metals & Mining	30,070	0.2%
Multiline Retail	101,186	0.5%
Multi-Utilities	344,872	1.8%
Oil, Gas & Consumable Fuels	1,875,801	9.8%
Personal Products	30,536	0.2%
Pharmaceuticals	968,872	5.1%
Professional Services	48,227	0.3%
Real Estate Management & Development	12,690	0.1%
Road & Rail	192,330	1.0%
Semiconductors & Semiconductor Equipment	303,836	1.6%
Software	191,566	1.0%
Specialty Retail	135,792	0.7%
Technology Hardware, Storage & Peripherals	208,101	1.1%
Textiles, Apparel & Luxury Goods	149,421	0.8%
Tobacco	156,191	0.8%
Other**	96,801	0.5%
Total	$19,093,687	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
3M Co. (Industrial Conglomerates)	1,066	$223,753
A.O. Smith Corp. (Building Products)	410	24,367
AbbVie, Inc. (Biotechnology)	4,264	378,900
Accenture PLC - Class A (IT Services)	1,640	221,515
Activision Blizzard, Inc. (Software)	2,050	132,246
Acuity Brands, Inc. (Electrical Equipment)	82	14,045
Adobe Systems, Inc.* (Software)	1,312	195,724
Advance Auto Parts, Inc. (Specialty Retail)	164	16,269
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,132	27,183
Aetna, Inc. (Health Care Providers & Services)	902	143,427
Agilent Technologies, Inc. (Life Sciences Tools & Services)	574	36,851
Air Products & Chemicals, Inc. (Chemicals)	328	49,600
Akamai Technologies, Inc.* (Internet Software & Services)	492	23,970
Alaska Air Group, Inc. (Airlines)	246	18,762
Albemarle Corp. (Chemicals)	328	44,710
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	246	29,267
Alexion Pharmaceuticals, Inc.* (Biotechnology)	574	80,526
Align Technology, Inc.* (Health Care Equipment & Supplies)	164	30,548
Allegion PLC (Building Products)	164	14,181
Alliance Data Systems Corp. (IT Services)	82	18,167
Alliant Energy Corp. (Electric Utilities)	328	13,635
Alphabet, Inc.* - Class A (Internet Software & Services)	820	798,450
Alphabet, Inc.* - Class C (Internet Software & Services)	820	786,470
Altria Group, Inc. (Tobacco)	5,166	327,628
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,066	1,024,799
American Express Co. (Consumer Finance)	984	89,013
American Tower Corp. (Equity Real Estate Investment Trusts)	1,148	156,910
American Water Works Co., Inc. (Water Utilities)	492	39,808
Ameriprise Financial, Inc. (Capital Markets)	164	24,356
Amgen, Inc. (Biotechnology)	1,066	198,756
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	820	69,405
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	738	36,051
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	984	84,791
ANSYS, Inc.* (Software)	164	20,128
Aon PLC (Insurance)	656	95,842
Apache Corp. (Oil, Gas & Consumable Fuels)	656	30,045
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	410	17,983
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,858	2,135,795
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,870	149,498
Arthur J. Gallagher & Co. (Insurance)	492	30,283
Autodesk, Inc.* (Software)	410	46,027
Automatic Data Processing, Inc. (IT Services)	1,230	134,464
AutoZone, Inc.* (Specialty Retail)	82	48,799
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	410	73,152
Avery Dennison Corp. (Containers & Packaging)	164	16,128
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	492	18,017
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	164	52,562
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	574	112,475
Best Buy Co., Inc. (Specialty Retail)	246	14,012
Biogen, Inc.* (Biotechnology)	574	179,731
BlackRock, Inc. - Class A (Capital Markets)	164	73,323
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	246	30,228
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,690	107,637
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,460	156,800
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,066	258,548
Brown-Forman Corp. - Class B (Beverages)	328	17,810
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	164	12,480
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	574	15,355
Cadence Design Systems, Inc.* (Software)	574	22,656
Campbell Soup Co. (Food Products)	328	15,357
CarMax, Inc.* (Specialty Retail)	246	18,649
Caterpillar, Inc. (Machinery)	820	102,262
CBOE Holdings, Inc. (Capital Markets)	164	17,651
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	328	12,425
CBS Corp. - Class B (Media)	984	57,072
Celgene Corp.* (Biotechnology)	2,132	310,888
CenterPoint Energy, Inc. (Multi-Utilities)	656	19,162
Cerner Corp.* (Health Care Technology)	820	58,482
Charter Communications, Inc.* - Class A (Media)	574	208,603
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,148	4,936
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	82	25,242
Church & Dwight Co., Inc. (Household Products)	410	19,865
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	164	18,642
Cincinnati Financial Corp. (Insurance)	246	18,836
Cintas Corp. (Commercial Services & Supplies)	246	35,493
Citizens Financial Group, Inc. (Banks)	492	18,632

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Citrix Systems, Inc.* (Software)	410		$31,496
CME Group, Inc. (Capital Markets)	574		77,880
Coach, Inc. (Textiles, Apparel & Luxury Goods)	410		16,515
Cognizant Technology Solutions Corp. (IT Services)	1,148		83,276
Colgate-Palmolive Co. (Household Products)	1,312		95,579
Comcast Corp. - Class A (Media)	12,628		485,926
Comerica, Inc. (Banks)	246		18,760
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	246		32,403
Constellation Brands, Inc. - Class A (Beverages)	492		98,129
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,460		73,602
Coty, Inc. (Personal Products)	492		8,133
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	738		73,785
CSRA, Inc. (IT Services)	246		7,938
CSX Corp. (Road & Rail)	1,558		84,537
Cummins, Inc. (Machinery)	410		68,892
Danaher Corp. (Health Care Equipment & Supplies)	902		77,374
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	328		25,840
Deere & Co. (Machinery)	410		51,492
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	738		27,092
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	574		67,921
Discover Financial Services (Consumer Finance)	984		63,448
Discovery Communications, Inc.* - Class A (Media)	410		8,729
Discovery Communications, Inc.* - Class C (Media)	574		11,629
Dish Network Corp.* - Class A (Media)	328		17,787
Dollar General Corp. (Multiline Retail)	738		59,815
Dollar Tree, Inc.* (Multiline Retail)	656		56,954
Dominion Resources, Inc. (Multi-Utilities)	820		63,082
Dr. Pepper Snapple Group, Inc. (Beverages)	328		29,018
Duke Realty Corp. (Equity Real Estate Investment Trusts)	984		28,359
DXC Technology Co. (IT Services)	410		35,211
E*TRADE Financial Corp.* (Capital Markets)	738		32,184
eBay, Inc.* (Internet Software & Services)	1,066		40,998
Ecolab, Inc. (Chemicals)	410		52,730
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	574		62,744
Electronic Arts, Inc.* (Software)	820		96,809
Eli Lilly & Co. (Pharmaceuticals)	1,148		98,200
Emerson Electric Co. (Electrical Equipment)	820		51,529
Envision Healthcare Corp.* (Health Care Providers & Services)	164		7,372
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	820		79,326
EQT Corp. (Oil, Gas & Consumable Fuels)	246		16,049
Equifax, Inc. (Professional Services)	328		34,765
Equinix, Inc. (Equity Real Estate Investment Trusts)	246		109,790
Equity Residential (Equity Real Estate Investment Trusts)	656		43,250
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	82		20,830
Expedia, Inc. (Internet & Direct Marketing Retail)	328		47,212
Expeditors International of Washington, Inc. (Air Freight & Logistics)	328		19,634
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	328		26,214
F5 Networks, Inc.* (Communications Equipment)	164		19,772
Facebook, Inc.* - Class A (Internet Software & Services)	6,396		1,092,885
Fastenal Co. (Trading Companies & Distributors)	738		33,638
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	82		10,185
FedEx Corp. (Air Freight & Logistics)	656		147,980
Fidelity National Information Services, Inc. (IT Services)	902		84,238
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	574		74,023
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	246		9,572
FMC Corp. (Chemicals)	246		21,970
Foot Locker, Inc. (Specialty Retail)	246		8,664
Fortive Corp. (Machinery)	820		58,048
Fortune Brands Home & Security, Inc. (Building Products)	328		22,051
Freeport-McMoRan, Inc.* (Metals & Mining)	2,214		31,085
Garmin, Ltd. (Household Durables)	328		17,702
Gartner, Inc.* (IT Services)	246		30,605
General Dynamics Corp. (Aerospace & Defense)	738		151,718
General Electric Co. (Industrial Conglomerates)	10,906		263,707
General Mills, Inc. (Food Products)	820		42,443
GGP, Inc. (Equity Real Estate Investment Trusts)	1,722		35,766
Gilead Sciences, Inc. (Biotechnology)	3,526		285,677
Global Payments, Inc. (IT Services)	410		38,962
Halliburton Co. (Energy Equipment & Services)	1,394		64,166
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	492		12,123
Harley-Davidson, Inc. (Automobiles)	492		23,719
Harris Corp. (Communications Equipment)	328		43,191
Hasbro, Inc. (Leisure Products)	328		32,036
HCA Holdings, Inc.* (Health Care Providers & Services)	410		32,632
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	410		28,475
Hologic, Inc.* (Health Care Equipment & Supplies)	492		18,051
Honeywell International, Inc. (Industrial Conglomerates)	1,230		174,340
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,968		36,388
Humana, Inc. (Health Care Providers & Services)	410		99,888
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	246		38,251
IHS Markit, Ltd.* (Professional Services)	246		10,844

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Illinois Tool Works, Inc. (Machinery)	820	$121,327
Illumina, Inc.* (Life Sciences Tools & Services)	246	49,003
Incyte Corp.* (Biotechnology)	492	57,436
Ingersoll-Rand PLC (Machinery)	656	58,496
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,068	231,069
Intercontinental Exchange, Inc. (Capital Markets)	1,558	107,035
International Business Machines Corp. (IT Services)	1,312	190,345
International Flavors & Fragrances, Inc. (Chemicals)	164	23,437
Intuit, Inc. (Software)	656	93,244
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	82	85,762
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	410	15,949
J.B. Hunt Transport Services, Inc. (Road & Rail)	246	27,326
Johnson & Johnson (Pharmaceuticals)	4,428	575,684
Juniper Networks, Inc. (Communications Equipment)	574	15,974
Kellogg Co. (Food Products)	328	20,457
KeyCorp (Banks)	1,394	26,235
Kimberly-Clark Corp. (Household Products)	492	57,899
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,148	22,443
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	410	43,460
L Brands, Inc. (Specialty Retail)	328	13,648
L3 Technologies, Inc. (Aerospace & Defense)	82	15,451
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	164	24,759
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	410	75,866
Leggett & Platt, Inc. (Household Durables)	246	11,742
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	410	21,849
LKQ Corp.* (Distributors)	820	29,512
Lockheed Martin Corp. (Aerospace & Defense)	656	203,550
Lowe’s Cos., Inc. (Specialty Retail)	1,476	117,991
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	820	90,449
Marsh & McLennan Cos., Inc. (Insurance)	1,394	116,831
Martin Marietta Materials, Inc. (Construction Materials)	164	33,822
Masco Corp. (Building Products)	492	19,193
MasterCard, Inc. - Class A (IT Services)	2,542	358,930
Mattel, Inc. (Leisure Products)	492	7,616
McCormick & Co., Inc. (Food Products)	164	16,833
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,312	205,564
Merck & Co., Inc. (Pharmaceuticals)	4,592	294,026
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	82	51,345
MGM Resorts International (Hotels, Restaurants & Leisure)	902	29,396
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	410	19,619
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	656	58,896
Microsoft Corp. (Software)	20,664	1,539,261
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	164	17,528
Mohawk Industries, Inc.* (Household Durables)	82	20,296
Monsanto Co. (Chemicals)	820	98,253
Monster Beverage Corp.* (Beverages)	656	36,244
Moody’s Corp. (Capital Markets)	410	57,076
Motorola Solutions, Inc. (Communications Equipment)	410	34,797
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	410	17,942
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,148	208,190
Newell Rubbermaid, Inc. (Household Durables)	820	34,989
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	328	9,732
Newmont Mining Corp. (Metals & Mining)	1,394	52,288
NextEra Energy, Inc. (Electric Utilities)	656	96,137
Nielsen Holdings PLC (Professional Services)	492	20,393
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,050	106,292
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	574	16,279
Northern Trust Corp. (Capital Markets)	410	37,691
Northrop Grumman Corp. (Aerospace & Defense)	492	141,558
Nucor Corp. (Metals & Mining)	492	27,572
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,640	293,184
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	902	57,917
Omnicom Group, Inc. (Media)	410	30,369
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	738	40,893
Oracle Corp. (Software)	4,674	225,988
O’Reilly Automotive, Inc.* (Specialty Retail)	246	52,981
PACCAR, Inc. (Machinery)	492	35,591
Packaging Corp. of America (Containers & Packaging)	246	28,211
Parker-Hannifin Corp. (Machinery)	246	43,055
Paychex, Inc. (IT Services)	820	49,167
PayPal Holdings, Inc.* (IT Services)	3,034	194,267
PepsiCo, Inc. (Beverages)	2,132	237,570
Pfizer, Inc. (Pharmaceuticals)	9,020	322,014
Philip Morris International, Inc. (Tobacco)	2,296	254,879
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	492	72,590
PPG Industries, Inc. (Chemicals)	328	35,640
Praxair, Inc. (Chemicals)	410	57,293
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,394	88,463
Public Storage (Equity Real Estate Investment Trusts)	246	52,642
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,936	204,042
Quanta Services, Inc.* (Construction & Engineering)	410	15,322

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quest Diagnostics, Inc. (Health Care Providers & Services)	246	$23,035
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	410	38,979
Range Resources Corp. (Oil, Gas & Consumable Fuels)	246	4,814
Raymond James Financial, Inc. (Capital Markets)	164	13,830
Raytheon Co. (Aerospace & Defense)	492	91,797
Realty Income Corp. (Equity Real Estate Investment Trusts)	492	28,137
Red Hat, Inc.* (Software)	492	54,543
Regency Centers Corp. (Equity Real Estate Investment Trusts)	246	15,262
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	246	109,992
Republic Services, Inc. - Class A (Commercial Services & Supplies)	656	43,335
ResMed, Inc. (Health Care Equipment & Supplies)	246	18,932
Rockwell Automation, Inc. (Electrical Equipment)	328	58,453
Rockwell Collins, Inc. (Aerospace & Defense)	246	32,155
Roper Technologies, Inc. (Industrial Conglomerates)	164	39,918
Ross Stores, Inc. (Specialty Retail)	1,066	68,832
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	246	29,161
S&P Global, Inc. (Capital Markets)	656	102,539
Salesforce.com, Inc.* (Software)	1,804	168,530
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	246	35,436
Schlumberger, Ltd. (Energy Equipment & Services)	1,640	114,406
Scripps Networks Interactive, Inc. - Class A (Media)	246	21,129
Sealed Air Corp. (Containers & Packaging)	246	10,509
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	574	92,420
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	492	50,135
Snap-on, Inc. (Machinery)	82	12,219
Southwest Airlines Co. (Airlines)	1,476	82,627
Stanley Black & Decker, Inc. (Machinery)	164	24,759
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,854	206,998
Stryker Corp. (Health Care Equipment & Supplies)	902	128,102
Symantec Corp. (Software)	820	26,904
Synopsys, Inc.* (Software)	410	33,017
Sysco Corp. (Food & Staples Retailing)	656	35,391
T. Rowe Price Group, Inc. (Capital Markets)	410	37,167
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	492	40,866
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,624	235,215
The Boeing Co. (Aerospace & Defense)	984	250,143
The Charles Schwab Corp. (Capital Markets)	3,198	139,881
The Clorox Co. (Household Products)	164	21,633
The Coca-Cola Co. (Beverages)	5,248	236,213
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	82	19,443
The Estee Lauder Cos., Inc. - Class A (Personal Products)	328	35,371
The Hershey Co. (Food Products)	410	44,760
The Home Depot, Inc. (Specialty Retail)	3,198	523,065
The Interpublic Group of Cos., Inc. (Media)	574	11,933
The NASDAQ OMX Group, Inc. (Capital Markets)	164	12,721
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	164	300,254
The Procter & Gamble Co. (Household Products)	3,362	305,874
The Sherwin-Williams Co. (Chemicals)	164	58,719
The TJX Cos., Inc. (Specialty Retail)	1,722	126,963
The Walt Disney Co. (Media)	2,460	242,482
The Western Union Co. (IT Services)	820	15,744
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	984	29,530
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	656	124,115
Tiffany & Co. (Specialty Retail)	164	15,052
Time Warner, Inc. (Media)	2,050	210,023
Total System Services, Inc. (IT Services)	410	26,855
Tractor Supply Co. (Specialty Retail)	164	10,380
TransDigm Group, Inc. (Aerospace & Defense)	164	41,927
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	164	6,647
Twenty-First Century Fox, Inc. - Class A (Media)	1,394	36,774
Twenty-First Century Fox, Inc. - Class B (Media)	574	14,803
U.S. Bancorp (Banks)	2,378	127,437
UDR, Inc. (Equity Real Estate Investment Trusts)	738	28,066
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	164	37,074
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	492	8,108
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	492	7,390
Union Pacific Corp. (Road & Rail)	1,476	171,171
United Continental Holdings, Inc.* (Airlines)	656	39,937
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,886	226,491
United Rentals, Inc.* (Trading Companies & Distributors)	246	34,130
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,624	513,911
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	82	9,097
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	246	24,615
Ventas, Inc. (Equity Real Estate Investment Trusts)	574	37,385
VeriSign, Inc.* (Internet Software & Services)	246	26,172
Verisk Analytics, Inc.* - Class A (Professional Services)	410	34,108
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,822	288,131
Vertex Pharmaceuticals, Inc.* (Biotechnology)	410	62,336

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Visa, Inc. - Class A (IT Services)	4,920	$517,781
Vornado Realty Trust (Equity Real Estate Investment Trusts)	246	18,912
Vulcan Materials Co. (Construction Materials)	328	39,229
W.W. Grainger, Inc. (Trading Companies & Distributors)	164	29,479
Waste Management, Inc. (Commercial Services & Supplies)	1,066	83,436
Waters Corp.* (Life Sciences Tools & Services)	164	29,441
WEC Energy Group, Inc. (Multi-Utilities)	410	25,740
Welltower, Inc. (Equity Real Estate Investment Trusts)	984	69,156
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	164	17,287
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	246	36,634
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	410	29,040
Xylem, Inc. (Machinery)	492	30,814
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	902	66,396
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	328	38,406
Zoetis, Inc. (Pharmaceuticals)	1,312	83,653
TOTAL COMMON STOCKS (Cost $16,417,600)		32,406,968

TOTAL INVESTMENT SECURITIES (Cost $16,417,600) - 100.3%		32,406,968
Net other assets (liabilities) - (0.3)%		(103,951)

NET ASSETS - 100.0%		$32,303,017

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$928,299	2.9%
Air Freight & Logistics	406,585	1.3%
Airlines	141,326	0.4%
Automobiles	23,719	0.1%
Banks	191,064	0.6%
Beverages	654,984	2.1%
Biotechnology	1,664,242	5.3%
Building Products	79,792	0.2%
Capital Markets	733,334	2.2%
Chemicals	442,352	1.4%
Commercial Services & Supplies	162,264	0.5%
Communications Equipment	113,734	0.4%
Construction & Engineering	15,322	NM
Construction Materials	73,051	0.2%
Consumer Finance	152,461	0.5%
Containers & Packaging	54,848	0.2%
Distributors	29,512	0.1%
Diversified Telecommunication Services	309,980	1.0%
Electric Utilities	109,772	0.4%
Electrical Equipment	124,027	0.4%
Electronic Equipment, Instruments & Components	193,445	0.6%
Energy Equipment & Services	196,589	0.6%
Equity Real Estate Investment Trusts	1,281,827	4.0%
Food & Staples Retailing	35,391	0.1%
Food Products	139,850	0.4%
Health Care Equipment & Supplies	814,902	2.5%
Health Care Providers & Services	854,121	2.6%
Health Care Technology	58,482	0.2%
Hotels, Restaurants & Leisure	761,442	2.4%
Household Durables	84,729	0.3%
Household Products	500,850	1.6%
Industrial Conglomerates	701,718	2.2%
Insurance	261,792	0.8%
Internet & Direct Marketing Retail	1,587,102	4.8%
Internet Software & Services	2,768,945	8.5%
IT Services	2,081,488	6.4%
Leisure Products	39,652	0.1%
Life Sciences Tools & Services	329,734	1.0%
Machinery	606,955	1.9%
Media	1,357,259	4.2%
Metals & Mining	110,945	0.3%
Multiline Retail	116,769	0.4%
Multi-Utilities	107,984	0.3%
Oil, Gas & Consumable Fuels	491,654	1.5%
Personal Products	43,504	0.1%
Pharmaceuticals	1,530,377	4.7%
Professional Services	100,110	0.3%
Real Estate Management & Development	12,425	NM
Road & Rail	283,034	0.9%
Semiconductors & Semiconductor Equipment	1,740,927	5.4%
Software	2,686,573	8.3%
Specialty Retail	1,072,379	3.3%
Technology Hardware, Storage & Peripherals	2,153,737	6.7%
Textiles, Apparel & Luxury Goods	170,047	0.5%
Tobacco	582,507	1.8%
Trading Companies & Distributors	97,247	0.3%
Water Utilities	39,808	0.1%
Other**	(103,951)	(0.3)%
Total	$32,303,017	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.2%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	649	$8,690
Aaron’s, Inc. (Specialty Retail)	1,239	54,058
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,357	64,810
ACI Worldwide, Inc.* (Software)	1,298	29,568
Acxiom Corp.* (IT Services)	885	21,806
Adtalem Global Education, Inc. (Diversified Consumer Services)	1,239	44,418
AECOM Technology Corp.* (Construction & Engineering)	3,186	117,276
AGCO Corp. (Machinery)	1,357	100,105
Alexander & Baldwin, Inc. (Real Estate Management & Development)	413	19,134
Alleghany Corp.* (Insurance)	295	163,433
Allegheny Technologies, Inc.* (Metals & Mining)	2,242	53,584
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,658	52,053
AMC Networks, Inc.* - Class A (Media)	354	20,698
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,121	49,492
American Eagle Outfitters, Inc. (Specialty Retail)	3,422	48,935
American Financial Group, Inc. (Insurance)	1,416	146,485
AptarGroup, Inc. (Containers & Packaging)	708	61,107
Aqua America, Inc. (Water Utilities)	1,711	56,788
ARRIS International PLC* (Communications Equipment)	2,124	60,513
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,770	142,326
Ashland Global Holdings, Inc. (Chemicals)	1,239	81,018
Aspen Insurance Holdings, Ltd. (Insurance)	1,239	50,056
Associated Banc-Corp. (Banks)	3,068	74,399
Atmos Energy Corp. (Gas Utilities)	2,183	183,022
AutoNation, Inc.* (Specialty Retail)	1,298	61,603
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,478	97,385
Avon Products, Inc.* (Personal Products)	8,968	20,895
BancorpSouth, Inc. (Banks)	1,711	54,838
Bank of Hawaii Corp. (Banks)	236	19,673
Bed Bath & Beyond, Inc. (Specialty Retail)	2,950	69,237
Belden, Inc. (Electronic Equipment, Instruments & Components)	413	33,259
Bemis Co., Inc. (Containers & Packaging)	1,829	83,347
Big Lots, Inc. (Multiline Retail)	885	47,409
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	236	52,444
Black Hills Corp. (Multi-Utilities)	413	28,443
Brocade Communications Systems, Inc. (Communications Equipment)	2,950	35,253
Brunswick Corp. (Leisure Products)	1,829	102,369
Cabot Corp. (Chemicals)	1,239	69,136
CalAtlantic Group, Inc. (Household Durables)	1,534	56,190
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,065	23,211
Camden Property Trust (Equity Real Estate Investment Trusts)	826	75,538
Carpenter Technology Corp. (Metals & Mining)	944	45,340
Cars.com, Inc.* (Internet Software & Services)	1,475	39,250
Casey’s General Stores, Inc. (Food & Staples Retailing)	767	83,948
Catalent, Inc.* (Pharmaceuticals)	1,475	58,882
Cathay General Bancorp, Inc. (Banks)	1,534	61,667
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	354	38,239
Chemical Financial Corp. (Banks)	531	27,750
Ciena Corp.* (Communications Equipment)	2,891	63,515
Cinemark Holdings, Inc. (Media)	944	34,182
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,062	60,215
CNO Financial Group, Inc. (Insurance)	3,422	79,869
Commercial Metals Co. (Metals & Mining)	2,360	44,911
Compass Minerals International, Inc. (Metals & Mining)	354	22,975
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,189	70,962
Convergys Corp. (IT Services)	1,062	27,495
Cooper Tire & Rubber Co. (Auto Components)	1,062	39,719
Core Laboratories N.V. (Energy Equipment & Services)	472	46,586
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,419	64,757
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	649	21,307
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	8,555	79,904
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	118	17,891
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,006	56,549
Cullen/Frost Bankers, Inc. (Banks)	590	56,003
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,894	58,488
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	885	52,153
Dana Holding Corp. (Auto Components)	2,950	82,482
Dean Foods Co. (Food Products)	1,829	19,900
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	295	20,181
Deluxe Corp. (Commercial Services & Supplies)	354	25,828
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,298	18,821
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,534	35,052
Dillard’s, Inc. - Class A (Multiline Retail)	413	23,157
Domtar Corp. (Paper & Forest Products)	1,298	56,320
Donaldson Co., Inc. (Machinery)	826	37,946
Dril-Quip, Inc.* (Energy Equipment & Services)	767	33,863

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DST Systems, Inc. (IT Services)	1,239	$67,996
Dycom Industries, Inc.* (Construction & Engineering)	295	25,335
East West Bancorp, Inc. (Banks)	1,062	63,486
Eaton Vance Corp. (Capital Markets)	885	43,692
Edgewell Personal Care Co.* (Personal Products)	1,180	85,869
EMCOR Group, Inc. (Construction & Engineering)	649	45,028
Endo International PLC* (Pharmaceuticals)	4,071	34,868
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,121	61,296
Energizer Holdings, Inc. (Household Products)	472	21,736
Ensco PLCADR - Class A (Energy Equipment & Services)	6,195	36,984
EPR Properties (Equity Real Estate Investment Trusts)	531	37,032
Esterline Technologies Corp.* (Aerospace & Defense)	531	47,870
F.N.B. Corp. (Banks)	6,549	91,882
FactSet Research Systems, Inc. (Capital Markets)	236	42,506
Federated Investors, Inc. - Class B (Capital Markets)	1,003	29,789
First American Financial Corp. (Insurance)	2,242	112,033
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,652	75,795
Flowers Foods, Inc. (Food Products)	3,717	69,917
Frontier Communications Corp. (Diversified Telecommunication Services)	1,593	18,781
Fulton Financial Corp. (Banks)	1,770	33,188
GameStop Corp. - Class A (Specialty Retail)	2,065	42,663
GATX Corp. (Trading Companies & Distributors)	413	25,424
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	649	48,032
Genworth Financial, Inc.* - Class A (Insurance)	10,148	39,070
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	767	22,795
Graham Holdings Co. - Class B (Diversified Consumer Services)	118	69,041
Great Plains Energy, Inc. (Electric Utilities)	4,366	132,290
Greif, Inc. - Class A (Containers & Packaging)	531	31,085
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,357	19,459
Halyard Health, Inc.* (Health Care Equipment & Supplies)	944	42,508
Hancock Holding Co. (Banks)	1,711	82,898
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,183	72,847
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	767	24,805
Helen of Troy, Ltd.* (Household Durables)	531	51,454
Herman Miller, Inc. (Commercial Services & Supplies)	1,239	44,480
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	885	46,100
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	531	39,294
HNI Corp. (Commercial Services & Supplies)	354	14,680
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,599	129,455
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	3,363	95,812
HSN, Inc. (Internet & Direct Marketing Retail)	649	25,343
Hubbell, Inc. (Electrical Equipment)	413	47,916
IDACORP, Inc. (Electric Utilities)	1,003	88,194
ILG, Inc. (Hotels, Restaurants & Leisure)	944	25,233
Ingredion, Inc. (Food Products)	767	92,530
International Bancshares Corp. (Banks)	531	21,293
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	531	19,116
ITT, Inc. (Machinery)	1,770	78,358
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	3,658	104,436
Janus Henderson Group PLC (Capital Markets)	3,658	127,445
JBG Smith Properties* (Equity Real Estate Investment Trusts)	944	32,294
JetBlue Airways Corp.* (Airlines)	6,667	123,540
John Wiley & Sons, Inc. - Class A (Media)	472	25,252
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	944	116,584
KB Home (Household Durables)	1,711	41,269
KBR, Inc. (Construction & Engineering)	2,832	50,636
Kemper Corp. (Insurance)	1,003	53,159
Kennametal, Inc. (Machinery)	885	35,701
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,593	66,364
Kirby Corp.* (Marine)	1,121	73,930
KLX, Inc.* (Aerospace & Defense)	1,062	56,212
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,829	27,929
Lamb Weston Holding, Inc. (Food Products)	1,121	52,564
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	2,301	66,775
Legg Mason, Inc. (Capital Markets)	1,770	69,579
Leidos Holdings, Inc. (IT Services)	2,891	171,206
Life Storage, Inc. (Equity Real Estate Investment Trusts)	944	77,229
LifePoint Health, Inc.* (Health Care Providers & Services)	826	47,825
LivaNova PLC* (Health Care Equipment & Supplies)	885	62,003
Live Nation Entertainment, Inc.* (Media)	1,298	56,528
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,950	79,886
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	708	16,787
Mallinckrodt PLC* (Pharmaceuticals)	1,947	72,760
Manhattan Associates, Inc.* (Software)	472	19,621
ManpowerGroup, Inc. (Professional Services)	1,357	159,882
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	944	25,630
MB Financial, Inc. (Banks)	708	31,874

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7,375	$96,833
MEDNAX, Inc.* (Health Care Providers & Services)	708	30,529
Mercury General Corp. (Insurance)	767	43,481
Meredith Corp. (Media)	354	19,647
Molina Healthcare, Inc.* (Health Care Providers & Services)	885	60,853
Murphy USA, Inc.* (Specialty Retail)	708	48,852
Nabors Industries, Ltd. (Energy Equipment & Services)	5,782	46,661
National Fuel Gas Co. (Gas Utilities)	767	43,420
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,121	47,273
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,298	54,075
NetScout Systems, Inc.* (Communications Equipment)	1,829	59,168
New Jersey Resources Corp. (Gas Utilities)	1,770	74,606
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	9,912	127,766
NewMarket Corp. (Chemicals)	59	25,119
NorthWestern Corp. (Multi-Utilities)	1,003	57,111
NOW, Inc.* (Trading Companies & Distributors)	2,183	30,147
Nu Skin Enterprises, Inc. - Class A (Personal Products)	295	18,137
Oceaneering International, Inc. (Energy Equipment & Services)	2,006	52,698
Office Depot, Inc. (Specialty Retail)	10,561	47,947
OGE Energy Corp. (Electric Utilities)	4,071	146,677
Old Republic International Corp. (Insurance)	4,956	97,584
Olin Corp. (Chemicals)	3,363	115,183
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,012	128,022
ONE Gas, Inc. (Gas Utilities)	1,062	78,206
Orbital ATK, Inc. (Aerospace & Defense)	1,180	157,129
Oshkosh Corp. (Machinery)	708	58,438
Owens & Minor, Inc. (Health Care Providers & Services)	1,239	36,179
Owens-Illinois, Inc.* (Containers & Packaging)	3,304	83,129
PacWest Bancorp (Banks)	2,419	122,183
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,360	49,418
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,242	61,902
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,776	52,902
Plantronics, Inc. (Communications Equipment)	236	10,436
PNM Resources, Inc. (Electric Utilities)	1,593	64,198
Polaris Industries, Inc. (Leisure Products)	590	61,732
PolyOne Corp. (Chemicals)	1,652	66,130
Potlatch Corp. (Equity Real Estate Investment Trusts)	295	15,045
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	472	23,642
Prosperity Bancshares, Inc. (Banks)	1,416	93,074
PTC, Inc.* (Software)	708	39,847
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,009	25,787
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,888	29,264
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,416	40,908
Regal Beloit Corp. (Electrical Equipment)	885	69,915
Reinsurance Group of America, Inc. (Insurance)	1,298	181,109
Reliance Steel & Aluminum Co. (Metals & Mining)	1,475	112,350
RenaissanceRe Holdings, Ltd. (Insurance)	413	55,813
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,301	29,568
RPM International, Inc. (Chemicals)	1,003	51,494
Ryder System, Inc. (Road & Rail)	1,062	89,792
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,593	34,950
Sabre Corp. (IT Services)	2,183	39,512
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,180	23,104
Sanderson Farms, Inc. (Food Products)	413	66,708
SEI Investments Co. (Capital Markets)	1,062	64,846
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,838	94,583
Sensient Technologies Corp. (Chemicals)	354	27,230
Service Corp. International (Diversified Consumer Services)	1,475	50,888
Signature Bank* (Banks)	354	45,326
Silgan Holdings, Inc. (Containers & Packaging)	1,475	43,409
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	354	21,573
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,062	18,840
Snyder’s-Lance, Inc. (Food Products)	1,711	65,258
Sonoco Products Co. (Containers & Packaging)	944	47,625
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,543	27,758
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,298	24,363
Steel Dynamics, Inc. (Metals & Mining)	1,593	54,911
STERIS PLC (Health Care Equipment & Supplies)	1,711	151,253
Stifel Financial Corp. (Capital Markets)	1,416	75,699
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,829	19,534
SVB Financial Group* (Banks)	413	77,268
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	708	27,739
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	590	74,641
Synovus Financial Corp. (Banks)	1,239	57,068
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	590	14,408
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	531	26,391
TCF Financial Corp. (Banks)	3,481	59,316
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	708	62,906
TEGNA, Inc. (Media)	4,366	58,200
Teledyne Technologies, Inc.* (Aerospace & Defense)	236	37,566

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Teleflex, Inc. (Health Care Equipment & Supplies)	413	$99,934
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,888	52,657
Tempur Sealy International, Inc.* (Household Durables)	354	22,840
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,652	27,142
Teradata Corp.* (IT Services)	2,537	85,725
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,711	63,803
Terex Corp. (Machinery)	1,711	77,029
Texas Capital Bancshares, Inc.* (Banks)	354	30,373
The Boston Beer Co., Inc.* - Class A (Beverages)	59	9,216
The Brink’s Co. (Commercial Services & Supplies)	1,003	84,503
The Chemours Co. (Chemicals)	1,711	86,594
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,239	33,329
The Hain Celestial Group, Inc.* (Food Products)	2,124	87,402
The Hanover Insurance Group, Inc. (Insurance)	885	85,783
The Michaels Cos., Inc.* (Specialty Retail)	1,121	24,068
The New York Times Co. - Class A (Media)	2,537	49,725
The Timken Co. (Machinery)	1,416	68,747
Toll Brothers, Inc. (Household Durables)	3,068	127,231
Tootsie Roll Industries, Inc. (Food Products)	118	4,484
Transocean, Ltd.* (Energy Equipment & Services)	7,965	85,703
TreeHouse Foods, Inc.* (Food Products)	1,180	79,921
TRI Pointe Group, Inc.* (Household Durables)	3,068	42,369
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,829	71,788
Trinity Industries, Inc. (Machinery)	3,068	97,869
Trustmark Corp. (Banks)	767	25,403
Tupperware Brands Corp. (Household Durables)	590	36,474
UGI Corp. (Gas Utilities)	3,540	165,884
UMB Financial Corp. (Banks)	295	21,975
Umpqua Holdings Corp. (Banks)	4,484	87,483
United Bankshares, Inc. (Banks)	1,180	43,837
United Natural Foods, Inc.* (Food & Staples Retailing)	1,003	41,715
United States Steel Corp. (Metals & Mining)	1,770	45,418
United Therapeutics Corp.* (Biotechnology)	236	27,657
Urban Edge Properties (Equity Real Estate Investment Trusts)	767	18,500
Valley National Bancorp (Banks)	5,369	64,696
Valmont Industries, Inc. (Construction & Engineering)	236	37,312
Valvoline, Inc. (Chemicals)	2,006	47,041
Vectren Corp. (Multi-Utilities)	1,711	112,533
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,301	46,664
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	826	32,065
ViaSat, Inc.* (Communications Equipment)	413	26,564
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,714	51,023
W.R. Berkley Corp. (Insurance)	1,947	129,943
Wabtec Corp. (Machinery)	590	44,693
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,776	31,454
Watsco, Inc. (Trading Companies & Distributors)	236	38,013
Webster Financial Corp. (Banks)	649	34,105
Werner Enterprises, Inc. (Road & Rail)	885	32,347
Westar Energy, Inc. (Electric Utilities)	1,180	58,528
WGL Holdings, Inc. (Gas Utilities)	531	44,710
Williams-Sonoma, Inc. (Specialty Retail)	1,593	79,426
Wintrust Financial Corp. (Banks)	1,121	87,786
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,416	48,017
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,776	43,424
TOTAL COMMON STOCKS (Cost $11,723,508)		16,529,446

	Principal Amount	Value
Repurchase Agreements (0.3%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $44,003	$44,000	$44,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,000)		44,000

TOTAL INVESTMENT SECURITIES (Cost $11,767,508) - 99.5%		16,573,446
Net other assets (liabilities) - 0.5%		78,798

NET ASSETS - 100.0%		$16,652,244

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$298,777	1.8%
Airlines	123,540	0.7%
Auto Components	122,201	0.7%
Banks	1,468,844	8.7%
Beverages	9,216	0.1%
Biotechnology	27,657	0.2%
Capital Markets	453,556	2.7%
Chemicals	568,945	3.4%
Commercial Services & Supplies	282,608	1.7%
Communications Equipment	255,449	1.5%
Construction & Engineering	275,587	1.7%
Containers & Packaging	349,702	2.1%
Diversified Consumer Services	164,347	1.0%
Diversified Telecommunication Services	18,781	0.1%
Electric Utilities	562,734	3.4%
Electrical Equipment	117,831	0.7%
Electronic Equipment, Instruments & Components	825,994	5.0%
Energy Equipment & Services	419,836	2.5%
Equity Real Estate Investment Trusts	1,357,747	8.2%
Food & Staples Retailing	150,026	0.9%
Food Products	538,684	3.2%
Gas Utilities	589,848	3.6%
Health Care Equipment & Supplies	417,787	2.6%
Health Care Providers & Services	267,338	1.6%
Health Care Technology	52,053	0.3%
Hotels, Restaurants & Leisure	83,813	0.5%
Household Durables	377,827	2.3%
Household Products	21,736	0.1%
Insurance	1,237,818	7.4%
Internet & Direct Marketing Retail	25,343	0.2%
Internet Software & Services	39,250	0.2%
IT Services	413,740	2.5%
Leisure Products	164,101	1.0%
Life Sciences Tools & Services	90,683	0.5%
Machinery	598,886	3.5%
Marine	73,930	0.4%
Media	264,232	1.6%
Metals & Mining	379,489	2.3%
Multiline Retail	70,566	0.4%
Multi-Utilities	198,087	1.2%
Oil, Gas & Consumable Fuels	555,741	3.4%
Paper & Forest Products	136,206	0.8%
Personal Products	124,901	0.8%
Pharmaceuticals	190,152	1.1%
Professional Services	159,882	1.0%
Real Estate Management & Development	135,718	0.8%
Road & Rail	170,171	1.0%
Semiconductors & Semiconductor Equipment	314,439	1.9%
Software	89,036	0.5%
Specialty Retail	499,893	3.0%
Technology Hardware, Storage & Peripherals	43,742	0.3%
Textiles, Apparel & Luxury Goods	20,181	0.1%
Thrifts & Mortgage Finance	127,766	0.8%
Trading Companies & Distributors	93,584	0.6%
Water Utilities	56,788	0.3%
Wireless Telecommunication Services	52,657	0.3%
Other**	122,798	0.8%
Total	$16,652,244	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,128	$28,494
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,064	179,390
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	399	19,056
ACI Worldwide, Inc.* (Software)	1,463	33,327
Acxiom Corp.* (IT Services)	931	22,940
Akorn, Inc.* (Pharmaceuticals)	2,394	79,456
Alexander & Baldwin, Inc. (Real Estate Management & Development)	665	30,809
AMC Networks, Inc.* - Class A (Media)	931	54,436
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,128	93,951
AptarGroup, Inc. (Containers & Packaging)	798	68,875
Aqua America, Inc. (Water Utilities)	2,394	79,457
ARRIS International PLC* (Communications Equipment)	1,862	53,048
Avis Budget Group, Inc.* (Road & Rail)	1,862	70,868
Bank of Hawaii Corp. (Banks)	798	66,521
Bank of the Ozarks, Inc. (Banks)	3,192	153,375
Belden, Inc. (Electronic Equipment, Instruments & Components)	532	42,842
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	266	59,111
Bio-Techne Corp. (Life Sciences Tools & Services)	931	112,548
Bioverativ, Inc.* (Biotechnology)	2,793	159,396
Black Hills Corp. (Multi-Utilities)	798	54,958
Blackbaud, Inc. (Software)	1,197	105,097
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,330	42,374
Broadridge Financial Solutions, Inc. (IT Services)	3,059	247,229
Brocade Communications Systems, Inc. (Communications Equipment)	7,049	84,236
Brown & Brown, Inc. (Insurance)	3,059	147,414
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	399	42,174
Cable One, Inc. (Media)	133	96,042
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,527	28,403
Camden Property Trust (Equity Real Estate Investment Trusts)	1,197	109,466
Carlisle Cos., Inc. (Industrial Conglomerates)	1,596	160,063
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,197	118,204
Catalent, Inc.* (Pharmaceuticals)	1,330	53,094
CDK Global, Inc. (Software)	3,458	218,165
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	798	86,200
Chemical Financial Corp. (Banks)	1,197	62,555
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	399	82,274
Cinemark Holdings, Inc. (Media)	1,596	57,791
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,729	92,190
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,261	249,344
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	665	156,388
Commerce Bancshares, Inc. (Banks)	2,394	138,301
CommVault Systems, Inc.* (Software)	1,064	64,691
Compass Minerals International, Inc. (Metals & Mining)	399	25,895
Convergys Corp. (IT Services)	1,064	27,547
Copart, Inc.* (Commercial Services & Supplies)	5,187	178,276
Core Laboratories N.V. (Energy Equipment & Services)	532	52,508
CoreLogic, Inc.* (IT Services)	2,261	104,503
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	931	104,179
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,729	56,763
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	399	60,496
Crane Co. (Machinery)	1,330	106,387
Cullen/Frost Bankers, Inc. (Banks)	798	75,746
Curtiss-Wright Corp. (Aerospace & Defense)	1,197	125,134
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,591	53,937
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,197	70,539
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,394	138,660
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	399	27,296
Deluxe Corp. (Commercial Services & Supplies)	798	58,222
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,261	61,069
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,197	237,664
Donaldson Co., Inc. (Machinery)	2,394	109,980
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,990	157,286
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,394	127,074
Dycom Industries, Inc.* (Construction & Engineering)	399	34,266
Eagle Materials, Inc. (Construction Materials)	1,330	141,911
East West Bancorp, Inc. (Banks)	2,394	143,113
Eaton Vance Corp. (Capital Markets)	1,862	91,927
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,862	66,902
EMCOR Group, Inc. (Construction & Engineering)	798	55,365
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,064	58,180
Energizer Holdings, Inc. (Household Products)	1,064	48,997
EnerSys (Electrical Equipment)	1,197	82,796

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EPR Properties (Equity Real Estate Investment Trusts)	1,064	$74,203
FactSet Research Systems, Inc. (Capital Markets)	798	143,728
Fair Isaac Corp. (Software)	798	112,119
Federated Investors, Inc. - Class B (Capital Markets)	1,197	35,551
First Horizon National Corp. (Banks)	6,118	117,160
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,192	96,047
Fortinet, Inc.* (Software)	3,990	143,002
Fulton Financial Corp. (Banks)	2,261	42,394
GATX Corp. (Trading Companies & Distributors)	399	24,562
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	798	59,060
Gentex Corp. (Auto Components)	7,448	147,470
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	931	27,669
Graco, Inc. (Machinery)	1,463	180,958
Granite Construction, Inc. (Construction & Engineering)	1,064	61,659
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,527	36,237
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,261	73,121
HealthSouth Corp. (Health Care Providers & Services)	2,527	117,126
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,596	83,136
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,064	78,736
HNI Corp. (Commercial Services & Supplies)	665	27,578
Home BancShares, Inc. (Banks)	4,123	103,982
Hubbell, Inc. (Electrical Equipment)	931	108,015
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,197	271,049
IDEX Corp. (Machinery)	1,995	242,332
ILG, Inc. (Hotels, Restaurants & Leisure)	1,596	42,661
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	1,463	76,515
Ingredion, Inc. (Food Products)	931	112,316
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,458	91,914
InterDigital, Inc. (Communications Equipment)	931	68,661
International Bancshares Corp. (Banks)	665	26,667
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	931	172,291
j2 Global, Inc. (Internet Software & Services)	1,197	88,434
Jack Henry & Associates, Inc. (IT Services)	1,995	205,066
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	798	81,332
JBG Smith Properties* (Equity Real Estate Investment Trusts)	1,197	40,949
John Wiley & Sons, Inc. - Class A (Media)	532	28,462
Kennametal, Inc. (Machinery)	931	37,557
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,793	116,356
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,527	179,721
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,325	138,154
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,128	145,832
Lamb Weston Holding, Inc. (Food Products)	2,394	112,255
Lancaster Colony Corp. (Food Products)	532	63,904
Landstar System, Inc. (Road & Rail)	1,064	106,028
Lennox International, Inc. (Building Products)	931	166,621
Liberty Property Trust (Equity Real Estate Investment Trusts)	3,857	158,369
Lincoln Electric Holdings, Inc. (Machinery)	1,596	146,321
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	532	104,208
Live Nation Entertainment, Inc.* (Media)	1,862	81,090
LogMeIn, Inc. (Internet Software & Services)	1,330	146,367
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,463	34,688
Manhattan Associates, Inc.* (Software)	1,197	49,759
MarketAxess Holdings, Inc. (Capital Markets)	931	171,779
Masimo Corp.* (Health Care Equipment & Supplies)	1,197	103,612
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,064	28,888
MAXIMUS, Inc. (IT Services)	1,729	111,521
MB Financial, Inc. (Banks)	1,197	53,889
MDU Resources Group, Inc. (Multi-Utilities)	5,054	131,152
Medidata Solutions, Inc.* (Health Care Technology)	1,463	114,202
MEDNAX, Inc.* (Health Care Providers & Services)	1,463	63,085
Meredith Corp. (Media)	532	29,526
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,059	157,476
Minerals Technologies, Inc. (Chemicals)	931	65,775
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	931	99,198
MSA Safety, Inc. (Commercial Services & Supplies)	931	74,024
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,197	90,458
MSCI, Inc. - Class A (Capital Markets)	2,394	279,858
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,256	113,039
National Fuel Gas Co. (Gas Utilities)	1,197	67,762
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,330	56,086
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,261	94,193
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,192	119,764
NewMarket Corp. (Chemicals)	133	56,625
Nordson Corp. (Machinery)	1,330	157,605
Nu Skin Enterprises, Inc. - Class A (Personal Products)	931	57,238
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,330	73,762
NVR, Inc.* (Household Durables)	133	379,715

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Old Dominion Freight Line, Inc. (Road & Rail)	1,729	$190,379
Oshkosh Corp. (Machinery)	1,064	87,823
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	665	48,592
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,527	52,916
Pinnacle Financial Partners, Inc. (Banks)	1,862	124,661
Plantronics, Inc. (Communications Equipment)	665	29,406
Polaris Industries, Inc. (Leisure Products)	665	69,579
Pool Corp. (Distributors)	1,064	115,093
Post Holdings, Inc.* (Food Products)	1,729	152,618
Potlatch Corp. (Equity Real Estate Investment Trusts)	665	33,915
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	798	39,972
Primerica, Inc. (Insurance)	1,197	97,615
PTC, Inc.* (Software)	2,128	119,764
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,394	20,517
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,463	42,266
RenaissanceRe Holdings, Ltd. (Insurance)	532	71,894
Rollins, Inc. (Commercial Services & Supplies)	2,527	116,596
Royal Gold, Inc. (Metals & Mining)	1,729	148,764
RPM International, Inc. (Chemicals)	2,128	109,251
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,128	46,688
Sabre Corp. (IT Services)	2,660	48,146
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,862	36,458
Science Applications International Corp. (IT Services)	1,197	80,019
SEI Investments Co. (Capital Markets)	2,128	129,936
Sensient Technologies Corp. (Chemicals)	665	51,152
Service Corp. International (Diversified Consumer Services)	3,059	105,536
Signature Bank* (Banks)	931	119,205
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,064	85,014
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,596	97,260
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,458	86,761
SLM Corp.* (Consumer Finance)	11,305	129,668
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,330	23,594
Sonoco Products Co. (Containers & Packaging)	1,330	67,099
Sotheby’s* - Class A (Diversified Consumer Services)	931	42,928
Southwest Gas Corp. (Gas Utilities)	1,197	92,910
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,448	45,507
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,596	29,957
Steel Dynamics, Inc. (Metals & Mining)	4,256	146,704
Sterling Bancorp (Banks)	5,852	144,252
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,596	17,045
SVB Financial Group* (Banks)	798	149,298
Synovus Financial Corp. (Banks)	1,596	73,512
Take-Two Interactive Software, Inc.* (Software)	2,793	285,527
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,729	42,222
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	931	46,271
Teledyne Technologies, Inc.* (Aerospace & Defense)	665	105,855
Teleflex, Inc. (Health Care Equipment & Supplies)	665	160,910
Tempur Sealy International, Inc.* (Household Durables)	665	42,906
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,926	109,111
Texas Capital Bancshares, Inc.* (Banks)	798	68,468
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,729	84,963
The Boston Beer Co., Inc.* - Class A (Beverages)	133	20,775
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,197	50,418
The Chemours Co. (Chemicals)	2,660	134,622
The Dun & Bradstreet Corp. (Professional Services)	931	108,378
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,729	46,510
The Michaels Cos., Inc.* (Specialty Retail)	1,463	31,411
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,064	103,570
The Toro Co. (Machinery)	2,793	173,334
The Ultimate Software Group, Inc.* (Software)	798	151,301
The Wendy’s Co. (Hotels, Restaurants & Leisure)	4,788	74,358
Thor Industries, Inc. (Automobiles)	1,330	167,460
Tootsie Roll Industries, Inc. (Food Products)	399	15,162
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,256	167,048
Trustmark Corp. (Banks)	798	26,430
Tupperware Brands Corp. (Household Durables)	532	32,888
Tyler Technologies, Inc.* (Software)	931	162,292
UMB Financial Corp. (Banks)	798	59,443
United Bankshares, Inc. (Banks)	1,197	44,469
United States Steel Corp. (Metals & Mining)	2,261	58,017
United Therapeutics Corp.* (Biotechnology)	798	93,518
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,256	62,393
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,862	44,911
Urban Outfitters, Inc.* (Specialty Retail)	2,128	50,859
Valmont Industries, Inc. (Construction & Engineering)	266	42,055
Valvoline, Inc. (Chemicals)	2,793	65,496
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,729	67,120
ViaSat, Inc.* (Communications Equipment)	931	59,882
Wabtec Corp. (Machinery)	1,463	110,822
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,261	76,083

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Watsco, Inc. (Trading Companies & Distributors)	532	$85,689
Webster Financial Corp. (Banks)	1,596	83,870
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,059	97,093
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,197	205,573
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,995	192,040
Westar Energy, Inc. (Electric Utilities)	2,261	112,146
WEX, Inc.* (IT Services)	1,064	119,402
WGL Holdings, Inc. (Gas Utilities)	665	55,993
Woodward, Inc. (Machinery)	1,463	113,543
Worthington Industries, Inc. (Metals & Mining)	1,197	55,062
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,453	62,710
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,330	144,411
TOTAL COMMON STOCKS (Cost $16,414,029)		22,661,855

	Principal Amount	Value
Repurchase Agreements (0.1%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $20,002	$20,000	$20,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000

TOTAL INVESTMENT SECURITIES (Cost $16,434,029) - 100.2%		22,681,855
Net other assets (liabilities) - (0.2)%		(41,009)

NET ASSETS - 100.0%		$22,640,846

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$502,038	2.2%
Auto Components	147,470	0.7%
Automobiles	167,460	0.7%
Banks	1,877,311	8.3%
Beverages	20,775	0.1%
Biotechnology	252,914	1.1%
Building Products	166,621	0.7%
Capital Markets	852,779	3.8%
Chemicals	586,491	2.6%
Commercial Services & Supplies	454,696	2.0%
Communications Equipment	295,233	1.3%
Construction & Engineering	193,345	0.9%
Construction Materials	141,911	0.6%
Consumer Finance	129,668	0.6%
Containers & Packaging	135,974	0.6%
Distributors	115,093	0.5%
Diversified Consumer Services	148,464	0.7%
Electric Utilities	112,146	0.5%
Electrical Equipment	190,811	0.8%
Electronic Equipment, Instruments & Components	1,208,974	5.3%
Energy Equipment & Services	122,469	0.5%
Equity Real Estate Investment Trusts	2,240,274	9.9%
Food & Staples Retailing	29,957	0.1%
Food Products	456,255	2.0%
Gas Utilities	216,665	0.9%
Health Care Equipment & Supplies	816,119	3.6%
Health Care Providers & Services	404,840	1.8%
Health Care Technology	114,202	0.5%
Hotels, Restaurants & Leisure	1,071,640	4.8%
Household Durables	455,509	2.0%
Household Products	48,997	0.2%
Industrial Conglomerates	160,063	0.7%
Insurance	316,923	1.4%
Internet Software & Services	234,801	1.0%
IT Services	966,373	4.3%
Leisure Products	69,579	0.3%
Life Sciences Tools & Services	334,374	1.5%
Machinery	1,466,662	6.5%
Media	347,347	1.5%
Metals & Mining	434,442	1.9%
Multi-Utilities	186,110	0.8%
Oil, Gas & Consumable Fuels	417,075	1.9%
Personal Products	57,238	0.3%
Pharmaceuticals	172,522	0.8%
Professional Services	108,378	0.5%
Real Estate Management & Development	30,809	0.1%
Road & Rail	564,489	2.5%
Semiconductors & Semiconductor Equipment	755,960	3.3%
Software	1,445,044	6.4%
Specialty Retail	179,797	0.8%
Technology Hardware, Storage & Peripherals	148,258	0.7%
Textiles, Apparel & Luxury Goods	232,261	1.0%
Thrifts & Mortgage Finance	76,083	0.3%
Trading Companies & Distributors	200,709	0.9%
Water Utilities	79,457	0.4%
Other**	(21,009)	(0.1)%
Total	$22,640,846	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
A. Schulman, Inc. (Chemicals)	1,001	$34,184
AAR Corp. (Aerospace & Defense)	1,925	72,727
Abaxis, Inc. (Health Care Equipment & Supplies)	539	24,066
Abercrombie & Fitch Co. - Class A (Specialty Retail)	4,081	58,930
ABM Industries, Inc. (Commercial Services & Supplies)	1,771	73,868
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,849	81,538
Aceto Corp. (Health Care Providers & Services)	1,771	19,888
Acorda Therapeutics, Inc.* (Biotechnology)	2,772	65,558
Actuant Corp. - Class A (Machinery)	1,848	47,309
ADTRAN, Inc. (Communications Equipment)	1,078	25,872
AdvanSix, Inc.* (Chemicals)	1,848	73,458
Aegion Corp.* (Construction & Engineering)	2,002	46,607
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,617	56,611
Aerovironment, Inc.* (Aerospace & Defense)	693	37,505
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	924	11,042
AK Steel Holding Corp.* (Metals & Mining)	8,316	46,486
Alamo Group, Inc. (Machinery)	231	24,802
Albany International Corp. - Class A (Machinery)	693	39,778
ALLETE, Inc. (Electric Utilities)	3,080	238,052
Almost Family, Inc.* (Health Care Providers & Services)	770	41,349
Amedisys, Inc.* (Health Care Providers & Services)	1,694	94,796
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	5,005	87,988
American Equity Investment Life Holding Co. (Insurance)	5,313	154,502
American Public Education, Inc.* (Diversified Consumer Services)	1,001	21,071
American States Water Co. (Water Utilities)	1,155	56,884
American Vanguard Corp. (Chemicals)	1,540	35,266
American Woodmark Corp.* (Building Products)	385	37,056
AMERISAFE, Inc. (Insurance)	462	26,888
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	693	12,384
Analogic Corp. (Health Care Equipment & Supplies)	385	32,244
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,156	36,846
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	308	17,864
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,694	143,990
Apogee Enterprises, Inc. (Building Products)	693	33,444
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	4,235	76,695
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	770	50,666
Applied Optoelectronics, Inc.* (Communications Equipment)	770	49,796
ArcBest Corp. (Road & Rail)	1,540	51,514
Archrock, Inc. (Energy Equipment & Services)	2,387	29,957
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,540	21,267
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,464	66,282
Asbury Automotive Group, Inc.* (Specialty Retail)	1,078	65,866
Ascena Retail Group, Inc.* (Specialty Retail)	10,164	24,902
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,540	101,332
ATN International, Inc. (Diversified Telecommunication Services)	308	16,232
Atwood Oceanics, Inc.* (Energy Equipment & Services)	4,851	45,551
Avista Corp. (Multi-Utilities)	3,850	199,315
AZZ, Inc. (Electrical Equipment)	539	26,249
Banc of California, Inc. (Banks)	2,541	52,726
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,078	10,942
Banner Corp. (Banks)	2,002	122,683
Barnes & Noble Education, Inc.* (Specialty Retail)	2,233	14,537
Barnes & Noble, Inc. (Specialty Retail)	3,388	25,749
Barnes Group, Inc. (Machinery)	1,309	92,206
Barracuda Networks, Inc.* (Software)	847	20,523
Bel Fuse, Inc. - Class B (Communications Equipment)	231	7,207
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,003	102,552
Big 5 Sporting Goods Corp. (Specialty Retail)	1,232	9,425
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	77	25,663
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,387	10,240
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,155	35,170
Black Box Corp. (Communications Equipment)	924	3,003
Blucora, Inc.* (Internet Software & Services)	2,695	68,183
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	539	41,778
Boise Cascade Co.* (Paper & Forest Products)	2,310	80,619
Boston Private Financial Holdings, Inc. (Banks)	2,079	34,407
Bottomline Technologies, Inc.* (Software)	1,078	34,312
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	4,928	128,374
Brady Corp. - Class A (Commercial Services & Supplies)	770	29,222

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Briggs & Stratton Corp. (Machinery)	2,541	$59,714
Bristow Group, Inc. (Energy Equipment & Services)	1,925	17,999
Brookline Bancorp, Inc. (Banks)	1,694	26,257
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,079	63,118
CACI International, Inc.* - Class A (IT Services)	1,463	203,870
CalAmp Corp.* (Communications Equipment)	1,232	28,644
Caleres, Inc. (Specialty Retail)	2,541	77,551
Calgon Carbon Corp. (Chemicals)	3,003	64,264
Callaway Golf Co. (Leisure Products)	2,464	35,556
Cal-Maine Foods, Inc.* (Food Products)	1,771	72,788
Cambrex Corp.* (Life Sciences Tools & Services)	616	33,880
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	5,775	55,729
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,309	11,297
Career Education Corp.* (Diversified Consumer Services)	1,540	16,001
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,156	36,932
Cavco Industries, Inc.* (Household Durables)	539	79,529
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	7,854	65,895
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,697	26,397
Century Aluminum Co.* (Metals & Mining)	3,003	49,790
Chart Industries, Inc.* (Machinery)	924	36,249
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,232	26,266
Chemed Corp. (Health Care Providers & Services)	462	93,347
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	3,619	97,604
Chico’s FAS, Inc. (Specialty Retail)	4,004	35,836
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,078	21,398
CIRCOR International, Inc. (Machinery)	462	25,147
City Holding Co. (Banks)	462	33,222
Clearwater Paper Corp.* (Paper & Forest Products)	1,001	49,299
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,466	16,346
Coca-Cola Bottling Co. (Beverages)	154	33,226
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,694	40,385
Columbia Banking System, Inc. (Banks)	1,617	68,092
Comfort Systems USA, Inc. (Construction & Engineering)	2,233	79,718
Community Bank System, Inc. (Banks)	1,309	72,322
Community Health Systems, Inc.* (Health Care Providers & Services)	6,853	52,631
Computer Programs & Systems, Inc. (Health Care Technology)	693	20,478
Comtech Telecommunications Corp. (Communications Equipment)	1,386	28,455
CONMED Corp. (Health Care Equipment & Supplies)	1,463	76,764
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,386	26,445
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	847	4,260
Control4 Corp.* (Electronic Equipment, Instruments & Components)	847	24,953
Cooper-Standard Holding, Inc.* (Auto Components)	924	107,156
Core-Mark Holding Co., Inc. (Distributors)	2,772	89,092
CorVel Corp.* (Health Care Providers & Services)	308	16,755
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,387	46,427
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	4,312	41,826
CSG Systems International, Inc. (IT Services)	770	30,877
Cubic Corp. (Aerospace & Defense)	1,463	74,613
CVB Financial Corp. (Banks)	2,541	61,416
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,310	24,417
Darling Ingredients, Inc.* (Food Products)	9,856	172,676
Deltic Timber Corp. (Paper & Forest Products)	231	20,427
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	14,476	19,398
Depomed, Inc.* (Pharmaceuticals)	1,694	9,808
DHI Group, Inc.* (Internet Software & Services)	1,771	4,605
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	5,775	63,236
Digi International, Inc.* (Communications Equipment)	1,617	17,140
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	770	16,555
DineEquity, Inc. (Hotels, Restaurants & Leisure)	539	23,166
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,310	69,139
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,849	59,003
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,002	43,163
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,309	17,017
DSW, Inc. - Class A (Specialty Retail)	3,234	69,466
DXP Enterprises, Inc.* (Trading Companies & Distributors)	924	29,097
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,617	30,480
eHealth, Inc.* (Insurance)	1,001	23,914
El Paso Electric Co. (Electric Utilities)	2,464	136,136
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	539	6,549
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,002	27,868
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,386	59,154
Emergent BioSolutions, Inc.* (Biotechnology)	1,155	46,720
Employers Holdings, Inc. (Insurance)	1,925	87,491

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Encore Capital Group, Inc.* (Consumer Finance)	1,386	$61,400
Encore Wire Corp. (Electrical Equipment)	1,232	55,163
Engility Holdings, Inc.* (Aerospace & Defense)	1,078	37,385
Enova International, Inc.* (Consumer Finance)	2,002	26,927
EnPro Industries, Inc. (Machinery)	616	49,606
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	385	35,593
Era Group, Inc.* (Energy Equipment & Services)	1,232	13,786
Essendant, Inc. (Commercial Services & Supplies)	2,233	29,409
Ethan Allen Interiors, Inc. (Household Durables)	693	22,453
ExlService Holdings, Inc.* (IT Services)	693	40,416
Exponent, Inc. (Professional Services)	539	39,832
Express, Inc.* (Specialty Retail)	4,697	31,752
Exterran Corp.* (Energy Equipment & Services)	1,925	60,849
EZCORP, Inc.* - Class A (Consumer Finance)	3,080	29,260
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	462	17,672
Federal Signal Corp. (Machinery)	3,619	77,012
Fidelity Southern Corp. (Banks)	1,309	30,945
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,617	30,723
Financial Engines, Inc. (Capital Markets)	1,309	45,488
First Commonwealth Financial Corp. (Banks)	2,079	29,376
First Financial Bancorp (Banks)	1,309	34,230
First Midwest Bancorp, Inc. (Banks)	2,618	61,314
FirstCash, Inc. (Consumer Finance)	2,849	179,914
Flotek Industries, Inc.* (Chemicals)	2,002	9,309
Forestar Group, Inc.*+ (Real Estate Management & Development)	2,541	40,885
Forward Air Corp. (Air Freight & Logistics)	616	35,254
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,618	24,426
Franklin Electric Co., Inc. (Machinery)	1,078	48,348
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	3,080	32,710
Fred’s, Inc. - Class A (Multiline Retail)	2,156	13,885
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,001	13,053
FTI Consulting, Inc.* (Professional Services)	2,387	84,691
FutureFuel Corp. (Chemicals)	1,540	24,240
Gannett Co., Inc. (Media)	6,776	60,984
General Cable Corp. (Electrical Equipment)	3,003	56,606
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	1,617	65,957
Genesco, Inc.* (Specialty Retail)	1,155	30,723
Gentherm, Inc.* (Auto Components)	2,233	82,956
Geospace Technologies Corp.* (Energy Equipment & Services)	462	8,233
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,464	71,505
Glacier Bancorp, Inc. (Banks)	1,463	55,243
Government Properties Income Trust (Equity Real Estate Investment Trusts)	5,775	108,397
Great Western Bancorp, Inc. (Banks)	1,463	60,393
Green Dot Corp.* - Class A (Consumer Finance)	1,309	64,900
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,310	46,547
Greenhill & Co., Inc. (Capital Markets)	924	15,338
Group 1 Automotive, Inc. (Specialty Retail)	1,155	83,690
GUESS?, Inc. (Specialty Retail)	3,619	61,632
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	847	10,757
H.B. Fuller Co. (Chemicals)	3,003	174,353
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,540	69,100
Harmonic, Inc.* (Communications Equipment)	4,851	14,796
Harsco Corp.* (Machinery)	2,541	53,107
Haverty Furniture Cos., Inc. (Specialty Retail)	1,155	30,203
Hawkins, Inc. (Chemicals)	231	9,425
Haynes International, Inc. (Metals & Mining)	770	27,651
HCI Group, Inc. (Insurance)	462	17,672
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,463	78,958
HealthEquity, Inc.* (Health Care Providers & Services)	1,309	66,209
Heartland Express, Inc. (Road & Rail)	1,078	27,036
Heidrick & Struggles International, Inc. (Professional Services)	1,155	24,428
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,851	35,849
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,001	18,689
HFF, Inc. - Class A (Real Estate Management & Development)	693	27,415
Hibbett Sports, Inc.* (Specialty Retail)	539	7,681
Hillenbrand, Inc. (Machinery)	1,848	71,795
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	1,617	43,659
Hope Bancorp, Inc. (Banks)	7,700	136,366
Horace Mann Educators Corp. (Insurance)	2,464	96,958
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,002	85,986
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,079	11,830
Impax Laboratories, Inc.* (Pharmaceuticals)	4,466	90,660
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,926	29,757
Independent Bank Corp. (Banks)	616	45,984
Infinity Property & Casualty Corp. (Insurance)	693	65,281
Innophos Holdings, Inc. (Chemicals)	308	15,151
Innospec, Inc. (Chemicals)	770	47,471
Inogen, Inc.* (Health Care Equipment & Supplies)	385	36,614
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,156	99,004
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,694	86,647
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,386	69,965

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inter Parfums, Inc. (Personal Products)	539	$22,234
Interactive Brokers Group, Inc. - Class A (Capital Markets)	4,312	194,213
Interface, Inc. (Commercial Services & Supplies)	3,696	80,942
INTL FCStone, Inc.* (Capital Markets)	924	35,408
Invacare Corp. (Health Care Equipment & Supplies)	2,002	31,532
Investment Technology Group, Inc. (Capital Markets)	2,002	44,324
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,005	51,552
J & J Snack Foods Corp. (Food Products)	385	50,551
J.C. Penney Co., Inc.* (Multiline Retail)	18,634	70,995
John B. Sanfilippo & Son, Inc. (Food Products)	308	20,731
Kaiser Aluminum Corp. (Metals & Mining)	1,001	103,243
Kaman Corp. - Class A (Trading Companies & Distributors)	1,694	94,491
KapStone Paper & Packaging Corp. (Paper & Forest Products)	5,236	112,522
Kelly Services, Inc. - Class A (Professional Services)	1,848	46,366
KEMET Corp.* (Electronic Equipment, Instruments & Components)	1,155	24,405
Kindred Healthcare, Inc. (Health Care Providers & Services)	5,236	35,605
Kirkland’s, Inc.* (Specialty Retail)	924	10,561
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	5,005	101,351
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,002	8,348
Koppers Holdings, Inc.* (Chemicals)	462	21,321
Korn/Ferry International (Professional Services)	3,465	136,625
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,079	44,844
Lannett Co., Inc.* (Pharmaceuticals)	1,771	32,675
La-Z-Boy, Inc. (Household Durables)	2,849	76,638
LHC Group, Inc.* (Health Care Providers & Services)	1,001	70,991
Lindsay Corp. (Machinery)	308	28,305
Liquidity Services, Inc.* (Internet Software & Services)	1,540	9,086
Lithia Motors, Inc. - Class A (Specialty Retail)	1,463	176,013
LivePerson, Inc.* (Internet Software & Services)	1,848	25,040
LSB Industries, Inc.* (Chemicals)	1,232	9,782
LSC Communications, Inc. (Commercial Services & Supplies)	2,079	34,324
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	770	36,175
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,694	66,032
Lumos Networks Corp.* (Diversified Telecommunication Services)	770	13,798
M.D.C. Holdings, Inc. (Household Durables)	2,464	81,830
M/I Homes, Inc.* (Household Durables)	1,540	41,164
Magellan Health, Inc.* (Health Care Providers & Services)	770	66,451
Maiden Holdings, Ltd. (Insurance)	4,235	33,668
ManTech International Corp. - Class A (IT Services)	1,540	67,991
MarineMax, Inc.* (Specialty Retail)	1,463	24,213
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	385	47,944
Marten Transport, Ltd. (Road & Rail)	1,155	23,735
Materion Corp. (Metals & Mining)	1,232	53,161
Matrix Service Co.* (Energy Equipment & Services)	1,617	24,578
Matson, Inc. (Marine)	2,618	73,775
Matthews International Corp. - Class A (Commercial Services & Supplies)	616	38,346
McDermott International, Inc.* (Energy Equipment & Services)	9,548	69,414
Medifast, Inc. (Personal Products)	308	18,286
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,309	18,719
Meritage Homes Corp.* (Household Durables)	2,233	99,146
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,001	42,392
MicroStrategy, Inc.* - Class A (Software)	231	29,501
Mobile Mini, Inc. (Commercial Services & Supplies)	1,463	50,400
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	693	27,394
Monotype Imaging Holdings, Inc. (Software)	1,463	28,163
Monro Muffler Brake, Inc. (Specialty Retail)	1,078	60,422
Moog, Inc.* - Class A (Aerospace & Defense)	1,925	160,602
Motorcar Parts of America, Inc.* (Auto Components)	1,078	31,758
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	924	25,872
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,001	53,503
Mueller Industries, Inc. (Machinery)	3,465	121,103
Multi-Color Corp. (Commercial Services & Supplies)	308	25,241
Myers Industries, Inc. (Containers & Packaging)	1,309	27,424
Myriad Genetics, Inc.* (Biotechnology)	4,081	147,650
National Presto Industries, Inc. (Aerospace & Defense)	308	32,787
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,078	40,425
Nautilus, Inc.* (Leisure Products)	616	10,410
NBT Bancorp, Inc. (Banks)	1,001	36,757
Neenah Paper, Inc. (Paper & Forest Products)	385	32,937
Nektar Therapeutics* (Pharmaceuticals)	3,927	94,248
NETGEAR, Inc.* (Communications Equipment)	847	40,317
New Media Investment Group, Inc. (Media)	3,157	46,692
Newpark Resources, Inc.* (Energy Equipment & Services)	5,159	51,590
Noble Corp. PLC* (Energy Equipment & Services)	14,630	67,298
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,387	41,223
Northwest Natural Gas Co. (Gas Utilities)	1,694	109,094
OFG Bancorp (Banks)	2,618	23,955

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oil States International, Inc.* (Energy Equipment & Services)	3,080	$78,077
Old National Bancorp (Banks)	8,085	147,955
Olympic Steel, Inc. (Metals & Mining)	539	11,858
On Assignment, Inc.* (Professional Services)	1,463	78,534
Opus Bank* (Banks)	1,078	25,872
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,155	19,404
Orthofix International N.V.* (Health Care Equipment & Supplies)	693	32,744
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,078	98,497
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	539	34,248
P.H. Glatfelter Co. (Paper & Forest Products)	2,618	50,920
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,155	21,368
Parkway, Inc. (Equity Real Estate Investment Trusts)	1,232	28,373
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,694	83,056
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	5,005	117,067
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,387	25,040
Perficient, Inc.* (IT Services)	2,079	40,894
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	770	18,218
PetMed Express, Inc. (Internet & Direct Marketing Retail)	462	15,315
PharMerica Corp.* (Health Care Providers & Services)	1,848	54,146
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	693	25,676
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,695	6,872
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,002	112,272
Powell Industries, Inc. (Electrical Equipment)	539	16,165
PRA Group, Inc.* (Consumer Finance)	2,695	77,212
ProAssurance Corp. (Insurance)	3,234	176,738
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,694	45,179
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	385	51,398
Quality Systems, Inc.* (Health Care Technology)	2,772	43,604
QuinStreet, Inc.* (Internet Software & Services)	2,156	15,847
Quorum Health Corp.* (Health Care Providers & Services)	1,694	8,775
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,158	42,827
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,078	14,025
Raven Industries, Inc. (Industrial Conglomerates)	924	29,938
Rayonier Advanced Materials, Inc. (Chemicals)	2,618	35,867
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,078	68,507
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	770	51,590
Regis Corp.* (Diversified Consumer Services)	2,079	29,667
Rent-A-Center, Inc. (Specialty Retail)	3,157	36,242
Resources Connection, Inc. (Professional Services)	1,694	23,547
Restoration Hardware, Inc.* (Specialty Retail)	1,155	81,220
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,156	40,986
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	154	14,450
RLI Corp. (Insurance)	1,155	66,251
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,848	17,611
Rogers Corp.* (Electronic Equipment, Instruments & Components)	308	41,050
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	3,619	7,745
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	924	19,358
S&T Bancorp, Inc. (Banks)	2,079	82,287
Safety Insurance Group, Inc. (Insurance)	924	70,501
Saia, Inc.* (Road & Rail)	616	38,592
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,543	168,773
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	231	14,301
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,540	67,221
Scholastic Corp. (Media)	1,694	63,017
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,848	76,618
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,001	46,156
Select Comfort Corp.* (Specialty Retail)	1,078	33,472
Select Medical Holdings Corp.* (Health Care Providers & Services)	6,391	122,708
Selective Insurance Group, Inc. (Insurance)	3,465	186,591
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,463	54,936
Seneca Foods Corp.* - Class A (Food Products)	385	13,283
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	308	10,235
Shoe Carnival, Inc. (Specialty Retail)	693	15,509
Simmons First National Corp. - Class A (Banks)	847	49,041
SkyWest, Inc. (Airlines)	3,080	135,212
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,079	59,355
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,540	31,416
Sonic Corp. (Hotels, Restaurants & Leisure)	1,001	25,475
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,543	63,920
Spire, Inc. (Gas Utilities)	2,926	218,426
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,232	18,911
SPX Corp.* (Machinery)	2,541	74,553
SPX FLOW, Inc.* (Machinery)	2,541	97,981

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,468	$62,546
Standard Motor Products, Inc. (Auto Components)	1,232	59,444
Standex International Corp. (Machinery)	770	81,774
Stepan Co. (Chemicals)	462	38,651
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,232	53,346
Stewart Information Services Corp. (Insurance)	1,386	52,335
Strayer Education, Inc. (Diversified Consumer Services)	308	26,879
Sturm, Ruger & Co., Inc. (Leisure Products)	1,078	55,732
SunCoke Energy, Inc.* (Metals & Mining)	3,850	35,189
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,078	23,824
Superior Industries International, Inc. (Auto Components)	1,386	23,077
SUPERVALU, Inc.* (Food & Staples Retailing)	2,310	50,243
Sykes Enterprises, Inc.* (IT Services)	2,387	69,605
Tailored Brands, Inc. (Specialty Retail)	1,540	22,238
Team, Inc.* (Commercial Services & Supplies)	1,771	23,643
TeleTech Holdings, Inc. (IT Services)	847	35,362
Tennant Co. (Machinery)	385	25,487
Tesco Corp.* (Energy Equipment & Services)	1,848	10,072
TETRA Technologies, Inc.* (Energy Equipment & Services)	4,620	13,213
The Andersons, Inc. (Food & Staples Retailing)	1,540	52,745
The Buckle, Inc. (Specialty Retail)	1,694	28,544
The Cato Corp. - Class A (Specialty Retail)	1,386	18,337
The E.W. Scripps Co.* - Class A (Media)	3,311	63,273
The Ensign Group, Inc. (Health Care Providers & Services)	1,386	31,310
The Finish Line, Inc. - Class A (Specialty Retail)	2,387	28,716
The Greenbrier Cos., Inc. (Machinery)	1,694	81,566
The Medicines Co.* (Pharmaceuticals)	2,387	88,414
The Navigators Group, Inc. (Insurance)	1,309	76,380
The Providence Service Corp.* (Health Care Providers & Services)	693	37,477
Third Point Reinsurance, Ltd.* (Insurance)	3,850	60,060
Time, Inc. (Media)	5,929	80,042
TimkenSteel Corp.* (Metals & Mining)	2,310	38,115
Titan International, Inc. (Machinery)	3,003	30,480
Tivity Health, Inc.* (Health Care Providers & Services)	1,001	40,841
Tredegar Corp. (Chemicals)	1,540	27,720
Triumph Group, Inc. (Aerospace & Defense)	3,003	89,339
TrueBlue, Inc.* (Professional Services)	2,541	57,045
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,464	21,930
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,001	35,666
UniFirst Corp. (Commercial Services & Supplies)	385	58,328
Unit Corp.* (Energy Equipment & Services)	1,925	39,617
United Fire Group, Inc. (Insurance)	1,309	59,978
United Insurance Holdings Corp. (Insurance)	1,232	20,082
Universal Corp. (Tobacco)	1,540	88,242
Universal Forest Products, Inc. (Building Products)	616	60,467
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	231	17,438
US Concrete, Inc.* (Construction Materials)	308	23,500
VASCO Data Security International, Inc.* (Software)	1,001	12,062
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,463	31,308
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,155	10,176
Veritiv Corp.* (Trading Companies & Distributors)	693	22,523
Viavi Solutions, Inc.* (Communications Equipment)	13,629	128,930
Virtus Investment Partners, Inc. (Capital Markets)	462	53,615
Virtusa Corp.* (IT Services)	1,617	61,090
Vista Outdoor, Inc.* (Leisure Products)	1,925	44,160
Vitamin Shoppe, Inc.* (Specialty Retail)	1,463	7,827
Vonage Holdings Corp.* (Diversified Telecommunication Services)	7,315	59,544
Wabash National Corp. (Machinery)	3,542	80,828
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	5,005	100,451
Watts Water Technologies, Inc. - Class A (Machinery)	770	53,284
WD-40 Co. (Household Products)	308	34,465
Westamerica Bancorp (Banks)	616	36,677
Whitestone REIT (Equity Real Estate Investment Trusts)	539	7,034
William Lyon Homes* - Class A (Household Durables)	770	17,702
WisdomTree Investments, Inc. (Capital Markets)	2,541	25,867
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	5,775	166,608
World Acceptance Corp.* (Consumer Finance)	385	31,913
XO Group, Inc.* (Internet Software & Services)	693	13,631
TOTAL COMMON STOCKS (Cost $16,122,713)		22,486,610

	Principal Amount	Value
Repurchase Agreements (0.5%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $103,008	$103,000	$103,000
TOTAL REPURCHASE AGREEMENTS (Cost $103,000)		103,000

TOTAL INVESTMENT SECURITIES (Cost $16,225,713) - 100.2%		22,589,610
Net other assets (liabilities) - (0.2)%		(47,487)

NET ASSETS - 100.0%		$22,542,123

*	Non-income producing security.

See accompanying notes to schedules of portfolio investments.

+	This security was fair valued based on procedures approved by the Board of Trustees. As of September 30, 2017, this security represented 0.181% of the net assets of the Fund.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$561,569	2.5%
Air Freight & Logistics	253,052	1.1%
Airlines	135,212	0.6%
Auto Components	392,379	1.7%
Banks	1,327,520	5.8%
Beverages	33,226	0.1%
Biotechnology	323,848	1.4%
Building Products	130,967	0.6%
Capital Markets	557,867	2.5%
Chemicals	620,462	2.8%
Commercial Services & Supplies	565,508	2.5%
Communications Equipment	344,160	1.5%
Construction & Engineering	126,325	0.6%
Construction Materials	23,500	0.1%
Consumer Finance	471,526	2.1%
Containers & Packaging	27,424	0.1%
Distributors	89,092	0.4%
Diversified Consumer Services	93,618	0.4%
Diversified Telecommunication Services	254,926	1.1%
Electric Utilities	374,188	1.6%
Electrical Equipment	154,183	0.7%
Electronic Equipment, Instruments & Components	1,116,572	5.0%
Energy Equipment & Services	641,165	2.8%
Equity Real Estate Investment Trusts	907,877	4.0%
Food & Staples Retailing	102,988	0.5%
Food Products	330,029	1.4%
Gas Utilities	327,520	1.4%
Health Care Equipment & Supplies	573,530	2.5%
Health Care Providers & Services	912,282	4.0%
Health Care Technology	64,082	0.3%
Hotels, Restaurants & Leisure	598,231	2.7%
Household Durables	418,462	1.9%
Household Products	34,465	0.2%
Industrial Conglomerates	29,938	0.1%
Insurance	1,275,290	5.7%
Internet & Direct Marketing Retail	28,368	0.1%
Internet Software & Services	136,392	0.6%
IT Services	550,105	2.4%
Leisure Products	145,858	0.6%
Life Sciences Tools & Services	33,880	0.2%
Machinery	1,300,434	5.8%
Marine	73,775	0.3%
Media	314,008	1.4%
Metals & Mining	365,493	1.6%
Mortgage Real Estate Investment Trusts	198,706	0.9%
Multiline Retail	84,880	0.4%
Multi-Utilities	199,315	0.9%
Oil, Gas & Consumable Fuels	293,775	1.3%
Paper & Forest Products	423,342	1.9%
Personal Products	40,520	0.2%
Pharmaceuticals	353,865	1.6%
Professional Services	491,068	2.2%
Real Estate Management & Development	136,807	0.6%
Road & Rail	158,488	0.7%
Semiconductors & Semiconductor Equipment	388,450	1.7%
Software	124,561	0.6%
Specialty Retail	1,268,705	5.6%
Technology Hardware, Storage & Peripherals	129,405	0.6%
Textiles, Apparel & Luxury Goods	493,721	2.2%
Thrifts & Mortgage Finance	198,892	0.9%
Tobacco	88,242	0.4%
Trading Companies & Distributors	196,777	0.9%
Water Utilities	56,884	0.3%
Wireless Telecommunication Services	18,911	0.1%
Other**	55,513	0.3%
Total	$22,542,123	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
8x8, Inc.* (Software)	6,000	$81,000
A. Schulman, Inc. (Chemicals)	750	25,613
AAON, Inc. (Building Products)	2,750	94,806
Abaxis, Inc. (Health Care Equipment & Supplies)	750	33,488
ABM Industries, Inc. (Commercial Services & Supplies)	1,750	72,993
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,250	64,395
Actuant Corp. - Class A (Machinery)	2,000	51,200
ADTRAN, Inc. (Communications Equipment)	2,000	48,000
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,750	222,089
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,250	113,783
Aerovironment, Inc.* (Aerospace & Defense)	750	40,590
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,000	98,160
AK Steel Holding Corp.* (Metals & Mining)	11,500	64,285
Alamo Group, Inc. (Machinery)	500	53,685
Albany International Corp. - Class A (Machinery)	1,250	71,750
Allegiant Travel Co. (Airlines)	750	98,775
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,250	41,513
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	2,750	109,367
American States Water Co. (Water Utilities)	1,250	61,563
American Woodmark Corp.* (Building Products)	500	48,125
Ameris Bancorp (Banks)	2,500	120,000
AMERISAFE, Inc. (Insurance)	750	43,650
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,250	148,524
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,500	26,805
Analogic Corp. (Health Care Equipment & Supplies)	250	20,938
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	500	26,245
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	750	43,500
Apogee Enterprises, Inc. (Building Products)	1,000	48,260
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,750	31,693
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,750	115,150
Applied Optoelectronics, Inc.* (Communications Equipment)	500	32,335
Archrock, Inc. (Energy Equipment & Services)	2,000	25,100
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,250	17,263
Astec Industries, Inc. (Machinery)	1,250	70,013
ATN International, Inc. (Diversified Telecommunication Services)	250	13,175
Axon Enterprise, Inc.* (Aerospace & Defense)	3,500	79,345
AZZ, Inc. (Electrical Equipment)	1,000	48,700
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	3,750	106,762
B&G Foods, Inc. - Class A (Food Products)	4,500	143,324
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	2,000	98,000
Balchem Corp. (Chemicals)	2,000	162,579
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,500	15,225
Barnes Group, Inc. (Machinery)	1,750	123,269
Barracuda Networks, Inc.* (Software)	1,750	42,403
Bel Fuse, Inc. - Class B (Communications Equipment)	250	7,800
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	5,500	75,075
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	250	83,322
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,500	10,725
BioTelemetry, Inc.* (Health Care Providers & Services)	2,000	66,000
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	750	58,133
Boston Private Financial Holdings, Inc. (Banks)	3,250	53,788
Bottomline Technologies, Inc.* (Software)	1,250	39,788
Brady Corp. - Class A (Commercial Services & Supplies)	2,250	85,388
Brookline Bancorp, Inc. (Banks)	3,250	50,375
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,250	68,310
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,750	139,878
CalAmp Corp.* (Communications Equipment)	1,000	23,250
Calavo Growers, Inc. (Food Products)	1,000	73,200
California Water Service Group (Water Utilities)	3,250	123,987
Callaway Golf Co. (Leisure Products)	3,500	50,505
Cambrex Corp.* (Life Sciences Tools & Services)	1,500	82,500
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,250	211,882
Capella Education Co. (Diversified Consumer Services)	750	52,612
Cardtronics PLC* - Class A (IT Services)	3,000	69,030
Career Education Corp.* (Diversified Consumer Services)	2,500	25,975
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	5,000	95,200
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,750	47,108
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,500	20,975

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Central Garden & Pet Co.* (Household Products)	750	$29,130
Central Garden & Pet Co.* - Class A (Household Products)	2,250	83,678
Central Pacific Financial Corp. (Banks)	2,000	64,360
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	64,200
Chart Industries, Inc.* (Machinery)	1,000	39,230
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,250	26,650
Chemed Corp. (Health Care Providers & Services)	500	101,025
Chico’s FAS, Inc. (Specialty Retail)	4,000	35,800
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,000	21,050
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,500	29,775
CIRCOR International, Inc. (Machinery)	500	27,215
City Holding Co. (Banks)	500	35,955
Coca-Cola Bottling Co. (Beverages)	250	53,938
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,750	134,475
Columbia Banking System, Inc. (Banks)	2,000	84,220
Community Bank System, Inc. (Banks)	2,000	110,500
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,750	52,470
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	500	2,515
Control4 Corp.* (Electronic Equipment, Instruments & Components)	250	7,365
CorVel Corp.* (Health Care Providers & Services)	250	13,600
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,500	35,575
CryoLife, Inc.* (Health Care Equipment & Supplies)	2,250	51,075
CSG Systems International, Inc. (IT Services)	1,500	60,150
CTS Corp. (Electronic Equipment, Instruments & Components)	2,250	54,225
Customers Bancorp, Inc.* (Banks)	2,000	65,240
CVB Financial Corp. (Banks)	4,000	96,680
Cytokinetics, Inc.* (Biotechnology)	3,250	47,125
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,750	144,319
Deltic Timber Corp. (Paper & Forest Products)	500	44,215
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	10,500	14,070
Depomed, Inc.* (Pharmaceuticals)	2,250	13,028
DHI Group, Inc.* (Internet Software & Services)	1,250	3,250
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	6,750	73,913
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,250	26,875
DineEquity, Inc. (Hotels, Restaurants & Leisure)	500	21,490
Dorman Products, Inc.* (Auto Components)	2,000	143,240
DSW, Inc. - Class A (Specialty Retail)	1,250	26,850
Eagle Pharmaceuticals, Inc.* (Biotechnology)	500	29,820
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,250	198,269
Ebix, Inc. (Software)	1,500	97,875
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	750	9,113
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,500	64,020
Emergent BioSolutions, Inc.* (Biotechnology)	1,000	40,450
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,000	46,800
EnPro Industries, Inc. (Machinery)	750	60,398
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	500	46,225
ESCO Technologies, Inc. (Machinery)	1,750	104,913
Ethan Allen Interiors, Inc. (Household Durables)	1,000	32,400
Evercore Partners, Inc. - Class A (Capital Markets)	2,500	200,625
ExlService Holdings, Inc.* (IT Services)	1,500	87,480
Exponent, Inc. (Professional Services)	1,000	73,900
Fabrinet* (Electronic Equipment, Instruments & Components)	2,500	92,650
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	500	19,125
Financial Engines, Inc. (Capital Markets)	2,750	95,563
First BanCorp.* (Banks)	12,000	61,440
First Commonwealth Financial Corp. (Banks)	4,000	56,520
First Financial Bancorp (Banks)	2,500	65,375
First Financial Bankshares, Inc. (Banks)	4,250	192,099
First Midwest Bancorp, Inc. (Banks)	4,000	93,680
Five Below, Inc.* (Specialty Retail)	3,750	205,799
Flotek Industries, Inc.* (Chemicals)	1,500	6,975
Forrester Research, Inc. (IT Services)	750	31,388
Forward Air Corp. (Air Freight & Logistics)	1,250	71,538
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,000	99,680
Fox Factory Holding Corp.* (Auto Components)	2,500	107,750
Francesca’s Holdings Corp.* (Specialty Retail)	2,500	18,400
Franklin Electric Co., Inc. (Machinery)	1,250	56,063
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	3,750	39,825
Geospace Technologies Corp.* (Energy Equipment & Services)	500	8,910
Getty Realty Corp. (Equity Real Estate Investment Trusts)	2,250	64,373
Gibraltar Industries, Inc.* (Building Products)	2,000	62,300
Gigamon, Inc.* (Software)	2,500	105,374
Glacier Bancorp, Inc. (Banks)	3,500	132,159
Great Western Bancorp, Inc. (Banks)	2,250	92,880
Green Dot Corp.* - Class A (Consumer Finance)	1,500	74,370
Greenhill & Co., Inc. (Capital Markets)	750	12,450
Griffon Corp. (Building Products)	2,000	44,400
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,750	78,523
Hanmi Financial Corp. (Banks)	2,250	69,638
Harsco Corp.* (Machinery)	2,500	52,250
Hawaiian Holdings, Inc.* (Airlines)	3,500	131,425

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hawkins, Inc. (Chemicals)	500	$20,400
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,250	175,402
HealthEquity, Inc.* (Health Care Providers & Services)	2,000	101,159
HealthStream, Inc.* (Health Care Technology)	1,750	40,898
Heartland Express, Inc. (Road & Rail)	2,000	50,160
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,750	27,713
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,500	28,005
Heska Corp.* (Pharmaceuticals)	500	44,045
HFF, Inc. - Class A (Real Estate Management & Development)	1,500	59,340
Hibbett Sports, Inc.* (Specialty Retail)	750	10,688
Hillenbrand, Inc. (Machinery)	2,000	77,700
HMS Holdings Corp.* (Health Care Technology)	5,500	109,230
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,500	8,535
ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,000	185,849
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,750	154,312
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,250	12,713
Independent Bank Corp. (Banks)	1,250	93,313
Ingevity Corp.* (Chemicals)	2,750	171,792
Innophos Holdings, Inc. (Chemicals)	1,000	49,190
Innospec, Inc. (Chemicals)	750	46,238
Innoviva, Inc.* (Pharmaceuticals)	5,000	70,600
Inogen, Inc.* (Health Care Equipment & Supplies)	750	71,325
Insperity, Inc. (Professional Services)	1,250	110,000
Installed Building Products, Inc.* (Household Durables)	1,500	97,200
Insteel Industries, Inc. (Building Products)	1,250	32,638
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,750	138,820
Inter Parfums, Inc. (Personal Products)	500	20,625
iRobot Corp.* (Household Durables)	1,750	134,855
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,250	174,262
J & J Snack Foods Corp. (Food Products)	500	65,650
John B. Sanfilippo & Son, Inc. (Food Products)	250	16,828
John Bean Technologies Corp. (Machinery)	2,000	202,199
KEMET Corp.* (Electronic Equipment, Instruments & Components)	2,000	42,260
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,750	7,298
Koppers Holdings, Inc.* (Chemicals)	750	34,613
Kraton Performance Polymers, Inc.* (Chemicals)	2,000	80,880
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,500	53,925
Landauer, Inc. (Health Care Providers & Services)	750	50,475
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,000	35,600
LCI Industries (Auto Components)	1,750	202,738
LegacyTexas Financial Group, Inc. (Banks)	2,750	109,780
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	1,000	37,420
LendingTree, Inc.* (Thrifts & Mortgage Finance)	500	122,224
Lexington Realty Trust (Equity Real Estate Investment Trusts)	14,250	145,634
Lgi Homes, Inc.* (Household Durables)	1,250	60,713
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,500	204,224
Lindsay Corp. (Machinery)	250	22,975
LivePerson, Inc.* (Internet Software & Services)	1,500	20,325
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,750	82,215
Lumentum Holdings, Inc.* (Communications Equipment)	4,000	217,400
Luminex Corp. (Life Sciences Tools & Services)	2,750	55,908
Lumos Networks Corp.* (Diversified Telecommunication Services)	750	13,440
Lydall, Inc.* (Machinery)	1,250	71,625
Magellan Health, Inc.* (Health Care Providers & Services)	750	64,725
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,250	155,662
Marten Transport, Ltd. (Road & Rail)	1,250	25,688
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,500	93,374
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	4,000	95,000
McDermott International, Inc.* (Energy Equipment & Services)	8,250	59,977
Medifast, Inc. (Personal Products)	500	29,685
Mercury Systems, Inc.* (Aerospace & Defense)	3,250	168,610
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,250	17,875
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,250	137,638
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	500	39,200
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,250	52,938
MicroStrategy, Inc.* - Class A (Software)	250	31,928
MiMedx Group, Inc.* (Biotechnology)	6,750	80,190
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,500	330,574
Mobile Mini, Inc. (Commercial Services & Supplies)	1,250	43,063
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,000	92,500
Monotype Imaging Holdings, Inc. (Software)	1,250	24,063
Monro Muffler Brake, Inc. (Specialty Retail)	1,000	56,050
Multi-Color Corp. (Commercial Services & Supplies)	500	40,975
MYR Group, Inc.* (Construction & Engineering)	1,000	29,140
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,750	50,400
National Bank Holdings Corp. (Banks)	1,750	62,458
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	3,000	72,720
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,000	37,500

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nautilus, Inc.* (Leisure Products)	1,500	$25,350
Navigant Consulting, Inc.* (Professional Services)	3,000	50,760
NBT Bancorp, Inc. (Banks)	1,750	64,260
Neenah Paper, Inc. (Paper & Forest Products)	750	64,163
Nektar Therapeutics* (Pharmaceuticals)	6,000	144,000
Neogen Corp.* (Health Care Equipment & Supplies)	2,500	193,649
NETGEAR, Inc.* (Communications Equipment)	1,250	59,500
NIC, Inc. (Internet Software & Services)	4,250	72,887
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,000	52,050
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	4,000	69,080
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,000	111,800
Oclaro, Inc.* (Communications Equipment)	11,000	94,930
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	3,250	150,800
Omnicell, Inc.* (Health Care Technology)	2,500	127,625
On Assignment, Inc.* (Professional Services)	1,750	93,940
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,000	90,000
Orion Marine Group, Inc.* (Construction & Engineering)	1,750	11,480
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,250	21,000
Orthofix International N.V.* (Health Care Equipment & Supplies)	500	23,625
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	500	31,770
Parkway, Inc. (Equity Real Estate Investment Trusts)	1,500	34,545
Patrick Industries, Inc.* (Building Products)	1,000	84,100
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,500	122,574
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,000	20,980
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,000	33,150
PGT, Inc.* (Building Products)	3,250	48,588
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	500	18,525
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,250	5,738
Piper Jaffray Cos. (Capital Markets)	1,000	59,350
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,000	146,399
Progenics Pharmaceuticals, Inc.* (Biotechnology)	4,750	34,960
Progress Software Corp. (Software)	3,250	124,052
Proto Labs, Inc.* (Machinery)	1,750	140,524
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,250	60,008
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	750	100,125
Quaker Chemical Corp. (Chemicals)	1,000	147,950
Qualys, Inc.* (Software)	2,000	103,600
Quanex Building Products Corp. (Building Products)	2,250	51,638
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	7,250	96,788
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	4,000	52,040
Raven Industries, Inc. (Industrial Conglomerates)	1,500	48,600
Repligen Corp.* (Biotechnology)	2,500	95,800
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,750	90,298
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	250	23,458
RLI Corp. (Insurance)	1,250	71,700
Rogers Corp.* (Electronic Equipment, Instruments & Components)	750	99,960
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,000	52,600
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,000	20,950
Saia, Inc.* (Road & Rail)	1,000	62,650
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	500	30,955
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	3,500	39,200
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	3,500	160,474
Select Comfort Corp.* (Specialty Retail)	1,500	46,575
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,750	103,263
ServisFirst Bancshares, Inc. (Banks)	3,000	116,550
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	750	24,923
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	2,250	109,080
Shutterstock, Inc.* (Internet Software & Services)	1,250	41,613
Simmons First National Corp. - Class A (Banks)	1,250	72,375
Simpson Manufacturing Co., Inc. (Building Products)	2,750	134,859
Sonic Corp. (Hotels, Restaurants & Leisure)	1,750	44,538
South Jersey Industries, Inc. (Gas Utilities)	5,250	181,283
Southside Bancshares, Inc. (Banks)	1,750	63,630
SpartanNash Co. (Food & Staples Retailing)	2,500	65,925
Sps Commerce, Inc.* (Internet Software & Services)	1,250	70,888
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,000	58,020
Stamps.com, Inc.* (Internet Software & Services)	1,000	202,649
Stepan Co. (Chemicals)	750	62,745
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,250	97,425
Strayer Education, Inc. (Diversified Consumer Services)	250	21,818
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,750	20,650
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	6,750	107,933
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,250	27,625
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,250	130,000

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SurModics, Inc.* (Health Care Equipment & Supplies)	750	$23,250
Synchronoss Technologies, Inc.* (Software)	2,750	25,658
Tailored Brands, Inc. (Specialty Retail)	1,500	21,660
Tennant Co. (Machinery)	750	49,650
Tesco Corp.* (Energy Equipment & Services)	1,000	5,450
Tetra Tech, Inc. (Commercial Services & Supplies)	3,750	174,562
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,500	7,150
The Children’s Place, Inc. (Specialty Retail)	1,250	147,688
The Ensign Group, Inc. (Health Care Providers & Services)	1,750	39,533
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,250	34,625
The Medicines Co.* (Pharmaceuticals)	1,500	55,560
Tile Shop Holdings, Inc. (Specialty Retail)	2,250	28,575
Tivity Health, Inc.* (Health Care Providers & Services)	1,000	40,800
TiVo Corp. (Software)	8,000	158,799
Tompkins Financial Corp. (Banks)	750	64,605
TopBuild Corp.* (Household Durables)	2,250	146,632
Trex Co., Inc.* (Building Products)	2,000	180,139
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,500	31,150
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,000	92,220
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	750	46,088
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,250	163,117
UniFirst Corp. (Commercial Services & Supplies)	500	75,750
Unit Corp.* (Energy Equipment & Services)	1,250	25,725
United Community Banks, Inc. (Banks)	4,750	135,564
Universal Electronics, Inc.* (Household Durables)	1,000	63,400
Universal Forest Products, Inc. (Building Products)	750	73,620
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	500	37,745
Universal Insurance Holdings, Inc. (Insurance)	2,250	51,750
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	2,000	43,400
US Concrete, Inc.* (Construction Materials)	750	57,225
US Ecology, Inc. (Commercial Services & Supplies)	1,500	80,700
Varex Imaging Corp.* (Health Care Equipment & Supplies)	2,500	84,600
VASCO Data Security International, Inc.* (Software)	750	9,038
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	32,100
Viad Corp. (Commercial Services & Supplies)	1,250	76,125
Vicor Corp.* (Electrical Equipment)	1,000	23,600
Vista Outdoor, Inc.* (Leisure Products)	1,750	40,145
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,500	44,770
WageWorks, Inc.* (Professional Services)	2,500	151,750
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,750	91,578
Watts Water Technologies, Inc. - Class A (Machinery)	1,000	69,200
WD-40 Co. (Household Products)	500	55,950
Westamerica Bancorp (Banks)	1,000	59,540
Whitestone REIT (Equity Real Estate Investment Trusts)	2,000	26,100
William Lyon Homes* - Class A (Household Durables)	750	17,243
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,000	66,500
Winnebago Industries, Inc. (Automobiles)	2,000	89,500
WisdomTree Investments, Inc. (Capital Markets)	4,750	48,355
World Wrestling Entertainment, Inc. - Class A (Media)	2,500	58,875
XO Group, Inc.* (Internet Software & Services)	750	14,753
Xperi Corp. (Semiconductors & Semiconductor Equipment)	3,250	82,225
Zumiez, Inc.* (Specialty Retail)	1,250	22,625
TOTAL COMMON STOCKS (Cost $17,201,179)		25,136,891

	Principal Amount	Value
Repurchase Agreements (0.3%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $70,005	$70,000	$70,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000

TOTAL INVESTMENT SECURITIES (Cost $17,271,179) - 100.3%		25,206,891
Net other assets (liabilities) - (0.3)%		(67,192)

NET ASSETS - 100.0%		$25,139,699

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$402,328	1.6%
Air Freight & Logistics	71,538	0.3%
Airlines	230,200	0.9%
Auto Components	453,728	1.8%
Automobiles	89,500	0.4%
Banks	2,286,984	9.1%
Beverages	53,938	0.2%
Biotechnology	713,382	2.8%
Building Products	903,473	3.6%
Capital Markets	416,343	1.7%
Chemicals	808,975	3.2%
Commercial Services & Supplies	918,332	3.7%
Communications Equipment	483,215	1.9%
Construction & Engineering	40,620	0.2%
Construction Materials	57,225	0.2%
Consumer Finance	74,370	0.3%
Diversified Consumer Services	100,405	0.4%
Diversified Telecommunication Services	288,105	1.1%
Electrical Equipment	72,300	0.3%
Electronic Equipment, Instruments & Components	933,542	3.7%
Energy Equipment & Services	328,880	1.3%
Equity Real Estate Investment Trusts	1,793,478	7.2%
Food & Staples Retailing	65,925	0.3%
Food Products	299,002	1.1%
Gas Utilities	181,283	0.7%
Health Care Equipment & Supplies	1,516,557	6.1%
Health Care Providers & Services	707,504	2.8%
Health Care Technology	277,753	1.1%
Hotels, Restaurants & Leisure	920,174	3.6%
Household Durables	552,443	2.2%
Household Products	168,758	0.7%
Industrial Conglomerates	48,600	0.2%
Insurance	167,100	0.7%
Internet & Direct Marketing Retail	254,030	1.0%
Internet Software & Services	426,365	1.7%
IT Services	248,048	1.0%
Leisure Products	116,000	0.5%
Life Sciences Tools & Services	138,408	0.6%
Machinery	1,343,859	5.2%
Media	58,875	0.2%
Metals & Mining	64,285	0.3%
Mortgage Real Estate Investment Trusts	31,693	0.1%
Multiline Retail	150,800	0.6%
Oil, Gas & Consumable Fuels	278,470	1.1%
Paper & Forest Products	108,378	0.4%
Personal Products	50,310	0.2%
Pharmaceuticals	588,658	2.3%
Professional Services	480,350	1.9%
Real Estate Management & Development	59,340	0.2%
Road & Rail	138,498	0.6%
Semiconductors & Semiconductor Equipment	1,545,049	6.1%
Software	843,578	3.4%
Specialty Retail	620,710	2.5%
Technology Hardware, Storage & Peripherals	91,645	0.4%
Textiles, Apparel & Luxury Goods	137,730	0.5%
Thrifts & Mortgage Finance	635,152	2.5%
Trading Companies & Distributors	115,150	0.5%
Water Utilities	185,550	0.8%
Other**	2,808	NM
Total	$25,139,699	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	16,728	$2,889,092
Baidu, Inc.*ADR (Internet Software & Services)	6,765	1,675,623
BHP Billiton PLCADR (Metals & Mining)	43,173	1,530,483
BHP Billiton, Ltd.ADR (Metals & Mining)	38,622	1,565,350
China Life Insurance Co., Ltd.ADR (Insurance)	105,657	1,590,138
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	27,921	1,411,965
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	20,295	1,537,549
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	8,610	1,116,717
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	18,327	966,566
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	14,268	509,082
HDFC Bank, Ltd.ADR (Banks)	17,097	1,647,639
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	81,672	892,675
ICICI Bank, Ltd.ADR (Banks)	113,406	970,755
Infosys Technologies, Ltd.ADR (IT Services)	62,238	908,052
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	35,424	1,353,196
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	39,237	978,963
Jumei International Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	126,813	367,758
Korea Electric Power Corp.ADR (Electric Utilities)	43,296	725,641
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	55,473	744,448
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	35,670	860,360
Momo, Inc.*ADR (Internet Software & Services)	23,001	720,851
Netease.com, Inc.ADR (Internet Software & Services)	3,813	1,005,908
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	14,760	1,302,718
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	26,322	1,687,504
POSCOADR (Metals & Mining)	14,145	981,663
Silicon Motion TechnologyADR (Semiconductors & Semiconductor Equipment)	13,776	661,661
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	68,388	2,567,970
TAL Education GroupADR (Diversified Consumer Services)	51,291	1,729,019
Tata Motors, Ltd.*ADR (Automobiles)	24,231	757,703
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	63,099	144,497
TOTAL COMMON STOCKS (Cost $21,015,599)		35,801,546

TOTAL INVESTMENT SECURITIES (Cost $21,015,599) - 100.1%		35,801,546
Net other assets (liabilities) - (0.1)%		(20,805)

NET ASSETS - 100.0%		$35,780,741

*                           Non-income producing security.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Automobiles	$757,703	2.1%
Banks	2,618,394	7.4%
Diversified Consumer Services	3,031,737	8.5%
Electric Utilities	725,641	2.0%
Electronic Equipment, Instruments & Components	744,448	2.1%
Hotels, Restaurants & Leisure	860,360	2.4%
Insurance	1,590,138	4.4%
Internet & Direct Marketing Retail	2,687,520	7.5%
Internet Software & Services	6,291,474	17.6%
IT Services	908,052	2.5%
Metals & Mining	4,077,496	11.5%
Oil, Gas & Consumable Fuels	4,341,770	12.1%
Pharmaceuticals	509,082	1.4%
Semiconductors & Semiconductor Equipment	5,245,766	14.6%
Wireless Telecommunication Services	1,411,965	4.0%
Other**	(20,805)	(0.1)%
Total	$35,780,741	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2017:

	Value	% of Net Assets
Australia	$3,095,833	8.7%
China	19,066,099	53.3%
Hong Kong	2,272,325	6.4%
India	4,793,231	13.4%
South Korea	2,451,752	6.9%
Taiwan	4,122,306	11.5%
Other**	(20,805)	(0.1)%
Total	$35,780,741	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
ArcelorMittal*NYS — Class A (Metals & Mining)	30,338	$781,507
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	8,668	1,483,962
AstraZeneca PLCADR (Pharmaceuticals)	40,976	1,388,267
Banco Santander S.A.ADR (Banks)	232,066	1,610,538
Barclays PLCADR (Banks)	83,134	860,437
BP PLCADR (Oil, Gas & Consumable Fuels)	40,188	1,544,425
British American Tobacco PLCADR (Tobacco)	24,428	1,525,529
BT Group PLC SponADR (Diversified Telecommunication Services)	39,794	765,637
CRH PLCADR (Construction Materials)	23,246	880,094
Criteo S.A.*ADR (Internet Software & Services)	14,578	604,987
EricssonADR (Communications Equipment)	129,626	745,350
GlaxoSmithKline PLCADR (Pharmaceuticals)	33,490	1,359,694
HSBC Holdings PLCADR (Banks)	34,672	1,713,143
ING Groep N.V.ADR (Banks)	69,738	1,284,574
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	26,398	1,087,598
Lloyds Banking Group PLCADR (Banks)	323,868	1,185,357
National Grid PLCADR (Multi-Utilities)	13,790	864,771
Nokia Corp.ADR (Communications Equipment)	167,844	1,003,707
Prudential PLCADR (Insurance)	23,640	1,132,592
Rio Tinto PLCADR (Metals & Mining)	28,368	1,338,686
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	42,946	2,601,668
Ryanair Holdings PLC*ADR (Airlines)	8,668	913,780
S.A.P. SEADR (Software)	16,154	1,771,286
SanofiADR (Pharmaceuticals)	26,004	1,294,739
Statoil ASAADR (Oil, Gas & Consumable Fuels)	55,948	1,123,995
Telefonica S.A.ADR (Diversified Telecommunication Services)	104,410	1,126,584
Tenaris S.A.ADR (Energy Equipment & Services)	20,488	580,015
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	31,126	1,665,864
Unilever N.V.NYS (Personal Products)	37,036	2,186,605
Vodafone Group PLCADR (Wireless Telecommunication Services)	43,340	1,233,456
TOTAL COMMON STOCKS (Cost $27,488,482)		37,658,847

TOTAL INVESTMENT SECURITIES (Cost $27,488,482) - 100.0%		37,658,847
Net other assets (liabilities) - NM		12,176

NET ASSETS - 100.0%		$37,671,023

*                           Non-income producing security.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Airlines	$913,780	2.5%
Banks	6,654,049	17.6%
Communications Equipment	1,749,057	4.7%
Construction Materials	880,094	2.3%
Diversified Telecommunication Services	1,892,221	5.0%
Energy Equipment & Services	580,015	1.5%
Industrial Conglomerates	1,087,598	2.9%
Insurance	1,132,592	3.0%
Internet Software & Services	604,987	1.6%
Metals & Mining	2,120,193	5.7%
Multi-Utilities	864,771	2.3%
Oil, Gas & Consumable Fuels	6,935,952	18.5%
Personal Products	2,186,605	5.8%
Pharmaceuticals	4,042,700	10.7%
Semiconductors & Semiconductor Equipment	1,483,962	3.9%
Software	1,771,286	4.7%
Tobacco	1,525,529	4.0%
Wireless Telecommunication Services	1,233,456	3.3%
Other**	12,176	NM
Total	$37,671,023	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2017:

	Value	% of Net Assets
Finland	$1,003,707	2.7%
France	3,565,590	9.5%
Germany	1,771,286	4.7%
Ireland	1,793,874	4.8%
Luxembourg	1,361,522	3.6%
Netherlands	6,457,802	17.1%
Norway	1,123,995	3.0%
Spain	2,737,122	7.3%
Sweden	745,350	2.0%
United Kingdom	17,098,599	45.3%
Other**	12,176	NM
Total	$37,671,023	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (99.4%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $16,317,282	$16,316,000	$16,316,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,316,000)		16,316,000

TOTAL INVESTMENT SECURITIES (Cost $16,316,000) - 99.4%		16,316,000
Net other assets (liabilities) - 0.6%		99,852

NET ASSETS - 100.0%		$16,415,852

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $2,271,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/17	1.51%	$4,741,514	$4,781,396	$39,621
MSCI EAFE Index	UBS AG	10/27/17	2.01%	11,494,903	11,590,092	94,251
				$16,236,417	$16,371,488	$133,872

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (84.1%)
58.com, Inc.*ADR (Internet Software & Services)	2,401	$151,599
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	37,044	228,932
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	31,556	5,450,036
Ambev S.A.ADR (Beverages)	120,393	793,390
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	31,899	566,208
Baidu, Inc.*ADR (Internet Software & Services)	7,546	1,869,068
Banco Bradesco S.A.ADR (Banks)	83,692	926,469
Bancolombia S.A.ADR (Banks)	3,087	141,354
BRF S.A.*ADR (Food Products)	17,150	247,132
Cemex S.A.B. de C.V.*ADR (Construction Materials)	39,788	361,275
China Life Insurance Co., Ltd.ADR (Insurance)	40,817	614,296
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	30,184	1,526,405
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	6,860	519,714
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,773	192,876
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	16,464	230,990
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	10,290	350,992
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,459	578,332
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	10,976	578,874
Enersis S.A.ADR (Electric Utilities)	15,435	157,746
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	5,831	557,035
Grupo Televisa S.A.ADR (Media)	12,005	296,163
HDFC Bank, Ltd.ADR (Banks)	11,662	1,123,867
ICICI Bank, Ltd.ADR (Banks)	42,875	367,010
Infosys Technologies, Ltd.ADR (IT Services)	54,537	795,695
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	21,266	812,361
KB Financial Group, Inc.ADR (Banks)	10,976	538,153
Korea Electric Power Corp.ADR (Electric Utilities)	14,063	235,696
Latam Airlines Group S.A.ADR (Airlines)	10,633	140,887
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	12,005	161,107
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	14,063	146,818
Netease.com, Inc.ADR (Internet Software & Services)	2,058	542,921
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,831	373,825
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	40,817	409,803
POSCOADR (Metals & Mining)	8,918	618,909
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	13,377	458,831
Sasol, Ltd.ADR (Chemicals)	16,121	443,811
Shinhan Financial Group Co., Ltd.ADR (Banks)	13,034	577,407
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	9,604	236,162
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	102,214	3,838,136
TAL Education GroupADR (Diversified Consumer Services)	7,546	254,376
Tata Motors, Ltd.*ADR (Automobiles)	5,488	171,610
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	11,319	179,293
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	12,005	285,959
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	65,170	162,925
Vale S.A.ADR (Metals & Mining)	85,750	863,503
Vendanta, Ltd.ADR (Metals & Mining)	11,319	219,136
Weibo Corp.*ADR (Internet Software & Services)	1,372	135,746
Wipro, Ltd.ADR (IT Services)	31,899	181,186
TOTAL COMMON STOCKS (Cost $22,936,151)		30,614,019

Preferred Stocks (4.9%)
Itau Unibanco Holding S.A.ADR (Banks)	88,494	1,212,368
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	57,624	556,648
TOTAL PREFERRED STOCKS (Cost $1,242,681)		1,769,016

	Principal Amount	Value
Repurchase Agreements (10.1%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $3,679,289	$3,679,000	$3,679,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,679,000)		3,679,000

TOTAL INVESTMENT SECURITIES (Cost $27,857,832) - 99.0%		36,062,035
Net other assets (liabilities) - 1.0%		354,744

NET ASSETS - 100.0%		$36,416,779

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $542,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/17	1.66%	$1,220,017	$1,230,762	$10,710
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/17	1.71%	2,724,589	2,745,688	20,988
				$3,944,606	$3,976,450	$31,698

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

ProFund VP Emerging Markets invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Airlines	$140,887	0.4%
Automobiles	171,610	0.5%
Banks	4,886,628	13.5%
Beverages	1,350,425	3.7%
Chemicals	443,811	1.2%
Construction Materials	361,275	1.0%
Diversified Consumer Services	254,376	0.7%
Diversified Telecommunication Services	1,412,982	4.0%
Electric Utilities	393,442	1.0%
Electronic Equipment, Instruments & Components	161,107	0.4%
Food Products	247,132	0.7%
Insurance	614,296	1.7%
Internet & Direct Marketing Retail	1,391,235	3.8%
Internet Software & Services	8,149,370	22.3%
IT Services	976,881	2.7%
Media	296,163	0.8%
Metals & Mining	1,701,548	4.7%
Oil, Gas & Consumable Fuels	2,724,281	7.4%
Semiconductors & Semiconductor Equipment	4,229,993	11.6%
Wireless Telecommunication Services	2,475,593	6.8%
Other**	4,033,744	11.1%
Total	$36,416,779	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2017:

	Value	% of Net Assets
Brazil	$5,474,565	15.0%
Chile	298,633	0.8%
China	12,305,014	33.7%
Colombia	141,354	0.4%
Hong Kong	1,526,405	4.2%
India	2,858,504	7.9%
Indonesia	458,831	1.3%
Mexico	1,780,681	4.9%
Russia	146,818	0.4%
South Africa	443,811	1.2%
South Korea	2,367,434	6.5%
Taiwan	4,580,985	12.6%
Other**	4,033,744	11.1%
Total	$36,416,779	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (97.8%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $10,709,841	$10,709,000	$10,709,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,709,000)		10,709,000

TOTAL INVESTMENT SECURITIES (Cost $10,709,000) - 97.8%		10,709,000
Net other assets (liabilities) - 2.2%		242,260

NET ASSETS - 100.0%		$10,951,260

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	107	12/8/17	$10,494,199	$10,908,650	$414,451

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.7%)
3M Co. (Industrial Conglomerates)	288	$60,451
A.O. Smith Corp. (Building Products)	72	4,279
Abbott Laboratories (Health Care Equipment & Supplies)	846	45,142
AbbVie, Inc. (Biotechnology)	774	68,778
Accenture PLC - Class A (IT Services)	300	40,521
Activision Blizzard, Inc. (Software)	366	23,611
Acuity Brands, Inc. (Electrical Equipment)	18	3,083
Adobe Systems, Inc.* (Software)	240	35,803
Advance Auto Parts, Inc. (Specialty Retail)	36	3,571
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	390	4,973
Aetna, Inc. (Health Care Providers & Services)	162	25,760
Affiliated Managers Group, Inc. (Capital Markets)	30	5,695
Aflac, Inc. (Insurance)	192	15,627
Agilent Technologies, Inc. (Life Sciences Tools & Services)	156	10,015
Air Products & Chemicals, Inc. (Chemicals)	108	16,332
Akamai Technologies, Inc.* (Internet Software & Services)	84	4,092
Alaska Air Group, Inc. (Airlines)	60	4,576
Albemarle Corp. (Chemicals)	54	7,361
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	48	5,711
Alexion Pharmaceuticals, Inc.* (Biotechnology)	108	15,151
Align Technology, Inc.* (Health Care Equipment & Supplies)	36	6,706
Allegion PLC (Building Products)	48	4,151
Allergan PLC (Pharmaceuticals)	162	33,202
Alliance Data Systems Corp. (IT Services)	24	5,317
Alliant Energy Corp. (Electric Utilities)	114	4,739
Alphabet, Inc.* - Class A (Internet Software & Services)	144	140,216
Alphabet, Inc.* - Class C (Internet Software & Services)	150	143,867
Altria Group, Inc. (Tobacco)	936	59,361
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	192	184,578
Ameren Corp. (Multi-Utilities)	120	6,941
American Airlines Group, Inc. (Airlines)	210	9,973
American Electric Power Co., Inc. (Electric Utilities)	240	16,858
American Express Co. (Consumer Finance)	360	32,566
American International Group, Inc. (Insurance)	438	26,889
American Tower Corp. (Equity Real Estate Investment Trusts)	210	28,702
American Water Works Co., Inc. (Water Utilities)	84	6,796
Ameriprise Financial, Inc. (Capital Markets)	72	10,693
AmerisourceBergen Corp. (Health Care Providers & Services)	78	6,455
AMETEK, Inc. (Electrical Equipment)	114	7,529
Amgen, Inc. (Biotechnology)	354	66,003
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	150	12,696
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	276	13,483
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	180	15,511
Andeavor (Oil, Gas & Consumable Fuels)	72	7,427
ANSYS, Inc.* (Software)	42	5,155
Anthem, Inc. (Health Care Providers & Services)	126	23,925
Aon PLC (Insurance)	126	18,409
Apache Corp. (Oil, Gas & Consumable Fuels)	186	8,519
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	78	3,421
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,520	388,382
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	522	27,191
Archer-Daniels-Midland Co. (Food Products)	276	11,733
Arconic, Inc. (Aerospace & Defense)	192	4,777
Arthur J. Gallagher & Co. (Insurance)	90	5,540
Assurant, Inc. (Insurance)	24	2,292
AT&T, Inc. (Diversified Telecommunication Services)	2,994	117,275
Autodesk, Inc.* (Software)	108	12,124
Automatic Data Processing, Inc. (IT Services)	216	23,613
AutoZone, Inc.* (Specialty Retail)	12	7,141
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	66	11,776
Avery Dennison Corp. (Containers & Packaging)	42	4,130
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	210	7,690
Ball Corp. (Containers & Packaging)	174	7,186
Bank of America Corp. (Banks)	4,782	121,175
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	36	11,538
Baxter International, Inc. (Health Care Equipment & Supplies)	246	15,437
BB&T Corp. (Banks)	396	18,588
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	108	21,163
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	936	171,588
Best Buy Co., Inc. (Specialty Retail)	132	7,519
Biogen, Inc.* (Biotechnology)	102	31,938
BlackRock, Inc. - Class A (Capital Markets)	60	26,825
BorgWarner, Inc. (Auto Components)	96	4,918
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	78	9,585

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Boston Scientific Corp.* (Health Care Equipment & Supplies)	666	$19,427
Brighthouse Financial, Inc.* (Insurance)	48	2,918
Bristol-Myers Squibb Co. (Pharmaceuticals)	798	50,865
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	198	48,023
Brown-Forman Corp. - Class B (Beverages)	96	5,213
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	66	5,023
CA, Inc. (Software)	156	5,207
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	228	6,099
Cadence Design Systems, Inc.* (Software)	138	5,447
Campbell Soup Co. (Food Products)	96	4,495
Capital One Financial Corp. (Consumer Finance)	234	19,810
Cardinal Health, Inc. (Health Care Providers & Services)	156	10,440
CarMax, Inc.* (Specialty Retail)	90	6,823
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	198	12,785
Caterpillar, Inc. (Machinery)	288	35,917
CBOE Holdings, Inc. (Capital Markets)	54	5,812
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	144	5,455
CBS Corp. - Class B (Media)	180	10,440
Celgene Corp.* (Biotechnology)	384	55,995
Centene Corp.* (Health Care Providers & Services)	84	8,129
CenterPoint Energy, Inc. (Multi-Utilities)	210	6,134
CenturyLink, Inc. (Diversified Telecommunication Services)	270	5,103
Cerner Corp.* (Health Care Technology)	156	11,126
CF Industries Holdings, Inc. (Chemicals)	114	4,008
Charter Communications, Inc.* - Class A (Media)	96	34,888
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	444	1,909
Chevron Corp. (Oil, Gas & Consumable Fuels)	924	108,570
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	12	3,694
Chubb, Ltd. (Insurance)	228	32,502
Church & Dwight Co., Inc. (Household Products)	120	5,814
Cigna Corp. (Health Care Providers & Services)	120	22,433
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	48	5,456
Cincinnati Financial Corp. (Insurance)	72	5,513
Cintas Corp. (Commercial Services & Supplies)	42	6,060
Cisco Systems, Inc. (Communications Equipment)	2,436	81,923
Citigroup, Inc. (Banks)	1,326	96,453
Citizens Financial Group, Inc. (Banks)	246	9,316
Citrix Systems, Inc.* (Software)	72	5,531
CME Group, Inc. (Capital Markets)	168	22,794
CMS Energy Corp. (Multi-Utilities)	138	6,392
Coach, Inc. (Textiles, Apparel & Luxury Goods)	138	5,559
Cognizant Technology Solutions Corp. (IT Services)	288	20,892
Colgate-Palmolive Co. (Household Products)	432	31,471
Comcast Corp. - Class A (Media)	2,292	88,195
Comerica, Inc. (Banks)	84	6,406
ConAgra Foods, Inc. (Food Products)	204	6,883
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	72	9,484
ConocoPhillips (Oil, Gas & Consumable Fuels)	594	29,730
Consolidated Edison, Inc. (Multi-Utilities)	150	12,102
Constellation Brands, Inc. - Class A (Beverages)	84	16,754
Corning, Inc. (Electronic Equipment, Instruments & Components)	438	13,105
Costco Wholesale Corp. (Food & Staples Retailing)	216	35,487
Coty, Inc. (Personal Products)	228	3,769
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	198	19,795
CSRA, Inc. (IT Services)	78	2,517
CSX Corp. (Road & Rail)	444	24,091
Cummins, Inc. (Machinery)	78	13,106
CVS Health Corp. (Food & Staples Retailing)	498	40,497
D.R. Horton, Inc. (Household Durables)	168	6,708
Danaher Corp. (Health Care Equipment & Supplies)	300	25,733
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	60	4,727
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	72	4,276
Deere & Co. (Machinery)	156	19,592
Delphi Automotive PLC (Auto Components)	132	12,989
Delta Air Lines, Inc. (Airlines)	324	15,623
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	114	6,818
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	258	9,471
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	102	12,070
Discover Financial Services (Consumer Finance)	180	11,606
Discovery Communications, Inc.* - Class A (Media)	78	1,661
Discovery Communications, Inc.* - Class C (Media)	102	2,067
Dish Network Corp.* - Class A (Media)	108	5,857
Dollar General Corp. (Multiline Retail)	126	10,212
Dollar Tree, Inc.* (Multiline Retail)	114	9,897
Dominion Resources, Inc. (Multi-Utilities)	312	24,002
Dover Corp. (Machinery)	78	7,128
DowDupont, Inc.* (Chemicals)	1,140	78,922
Dr. Pepper Snapple Group, Inc. (Beverages)	90	7,962
DTE Energy Co. (Multi-Utilities)	90	9,662
Duke Energy Corp. (Electric Utilities)	342	28,701
Duke Realty Corp. (Equity Real Estate Investment Trusts)	174	5,015
DXC Technology Co. (IT Services)	138	11,851

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
E*TRADE Financial Corp.* (Capital Markets)	132		$5,757
Eastman Chemical Co. (Chemicals)	72		6,515
Eaton Corp. PLC (Electrical Equipment)	216		16,587
eBay, Inc.* (Internet Software & Services)	486		18,692
Ecolab, Inc. (Chemicals)	126		16,205
Edison International (Electric Utilities)	156		12,039
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	102		11,150
Electronic Arts, Inc.* (Software)	150		17,709
Eli Lilly & Co. (Pharmaceuticals)	474		40,546
Emerson Electric Co. (Electrical Equipment)	312		19,605
Entergy Corp. (Electric Utilities)	90		6,872
Envision Healthcare Corp.* (Health Care Providers & Services)	60		2,697
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	282		27,281
EQT Corp. (Oil, Gas & Consumable Fuels)	84		5,480
Equifax, Inc. (Professional Services)	60		6,359
Equinix, Inc. (Equity Real Estate Investment Trusts)	36		16,067
Equity Residential (Equity Real Estate Investment Trusts)	180		11,867
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	30		7,621
Everest Re Group, Ltd. (Insurance)	18		4,111
Eversource Energy (Electric Utilities)	156		9,429
Exelon Corp. (Electric Utilities)	468		17,630
Expedia, Inc. (Internet & Direct Marketing Retail)	60		8,636
Expeditors International of Washington, Inc. (Air Freight & Logistics)	90		5,387
Express Scripts Holding Co.* (Health Care Providers & Services)	282		17,856
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	60		4,795
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,064		169,207
F5 Networks, Inc.* (Communications Equipment)	30		3,617
Facebook, Inc.* - Class A (Internet Software & Services)	1,158		197,867
Fastenal Co. (Trading Companies & Distributors)	138		6,290
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	36		4,472
FedEx Corp. (Air Freight & Logistics)	120		27,070
Fidelity National Information Services, Inc. (IT Services)	162		15,129
Fifth Third Bancorp (Banks)	360		10,073
First Horizon National Corp. (Banks)	—	(a)	6
FirstEnergy Corp. (Electric Utilities)	216		6,659
Fiserv, Inc.* (IT Services)	102		13,154
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	66		2,568
Flowserve Corp. (Machinery)	66		2,811
Fluor Corp. (Construction & Engineering)	66		2,779
FMC Corp. (Chemicals)	66		5,894
Foot Locker, Inc. (Specialty Retail)	66		2,325
Ford Motor Co. (Automobiles)	1,908		22,839
Fortive Corp. (Machinery)	150		10,619
Fortune Brands Home & Security, Inc. (Building Products)	78		5,244
Franklin Resources, Inc. (Capital Markets)	162		7,211
Freeport-McMoRan, Inc.* (Metals & Mining)	654		9,182
Garmin, Ltd. (Household Durables)	54		2,914
Gartner, Inc.* (IT Services)	42		5,225
General Dynamics Corp. (Aerospace & Defense)	138		28,370
General Electric Co. (Industrial Conglomerates)	4,218		101,992
General Mills, Inc. (Food Products)	282		14,596
General Motors Co. (Automobiles)	642		25,923
Genuine Parts Co. (Distributors)	72		6,886
GGP, Inc. (Equity Real Estate Investment Trusts)	306		6,356
Gilead Sciences, Inc. (Biotechnology)	636		51,529
Global Payments, Inc. (IT Services)	72		6,842
H & R Block, Inc. (Diversified Consumer Services)	102		2,701
Halliburton Co. (Energy Equipment & Services)	420		19,333
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	180		4,435
Harley-Davidson, Inc. (Automobiles)	84		4,050
Harris Corp. (Communications Equipment)	60		7,901
Hartford Financial Services Group, Inc. (Insurance)	180		9,977
Hasbro, Inc. (Leisure Products)	54		5,274
HCA Holdings, Inc.* (Health Care Providers & Services)	138		10,983
HCP, Inc. (Equity Real Estate Investment Trusts)	228		6,345
Helmerich & Payne, Inc. (Energy Equipment & Services)	54		2,814
Henry Schein, Inc.* (Health Care Providers & Services)	78		6,395
Hess Corp. (Oil, Gas & Consumable Fuels)	132		6,189
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	798		11,739
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	102		7,084
Hologic, Inc.* (Health Care Equipment & Supplies)	138		5,063
Honeywell International, Inc. (Industrial Conglomerates)	372		52,727
Hormel Foods Corp. (Food Products)	132		4,242
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	360		6,656
HP, Inc. (Technology Hardware, Storage & Peripherals)	816		16,287
Humana, Inc. (Health Care Providers & Services)	72		17,541
Huntington Bancshares, Inc. (Banks)	534		7,455
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	42		6,531
IHS Markit, Ltd.* (Professional Services)	180		7,935
Illinois Tool Works, Inc. (Machinery)	150		22,194
Illumina, Inc.* (Life Sciences Tools & Services)	72		14,342
Incyte Corp.* (Biotechnology)	84		9,806
Ingersoll-Rand PLC (Machinery)	126		11,235

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,292	$87,278
Intercontinental Exchange, Inc. (Capital Markets)	288	19,786
International Business Machines Corp. (IT Services)	420	60,934
International Flavors & Fragrances, Inc. (Chemicals)	36	5,145
International Paper Co. (Containers & Packaging)	204	11,591
Intuit, Inc. (Software)	120	17,057
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	18	18,826
Invesco, Ltd. (Capital Markets)	198	6,938
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	126	4,901
J.B. Hunt Transport Services, Inc. (Road & Rail)	42	4,665
Jacobs Engineering Group, Inc. (Construction & Engineering)	60	3,495
Johnson & Johnson (Pharmaceuticals)	1,308	170,053
Johnson Controls International PLC (Building Products)	456	18,371
JPMorgan Chase & Co. (Banks)	1,716	163,894
Juniper Networks, Inc. (Communications Equipment)	186	5,176
Kansas City Southern Industries, Inc. (Road & Rail)	54	5,869
Kellogg Co. (Food Products)	120	7,484
KeyCorp (Banks)	528	9,937
Kimberly-Clark Corp. (Household Products)	174	20,476
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	210	4,106
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	936	17,952
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	78	8,268
Kohl’s Corp. (Multiline Retail)	84	3,835
L Brands, Inc. (Specialty Retail)	120	4,993
L3 Technologies, Inc. (Aerospace & Defense)	36	6,783
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	48	7,247
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	78	14,433
Leggett & Platt, Inc. (Household Durables)	66	3,150
Lennar Corp. - Class A (Household Durables)	102	5,386
Leucadia National Corp. (Diversified Financial Services)	156	3,939
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	144	7,674
Lincoln National Corp. (Insurance)	108	7,936
LKQ Corp.* (Distributors)	150	5,399
Lockheed Martin Corp. (Aerospace & Defense)	120	37,235
Loews Corp. (Insurance)	132	6,318
Lowe’s Cos., Inc. (Specialty Retail)	414	33,095
LyondellBasell Industries N.V. - Class A (Chemicals)	156	15,452
M&T Bank Corp. (Banks)	72	11,595
Macy’s, Inc. (Multiline Retail)	150	3,273
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	414	5,614
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	246	13,796
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	150	16,567
Marsh & McLennan Cos., Inc. (Insurance)	252	21,120
Martin Marietta Materials, Inc. (Construction Materials)	30	6,187
Masco Corp. (Building Products)	156	6,086
MasterCard, Inc. - Class A (IT Services)	456	64,387
Mattel, Inc. (Leisure Products)	168	2,601
McCormick & Co., Inc. (Food Products)	60	6,158
McDonald’s Corp. (Hotels, Restaurants & Leisure)	396	62,046
McKesson Corp. (Health Care Providers & Services)	102	15,668
Medtronic PLC (Health Care Equipment & Supplies)	660	51,327
Merck & Co., Inc. (Pharmaceuticals)	1,332	85,288
MetLife, Inc. (Insurance)	516	26,806
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12	7,514
MGM Resorts International (Hotels, Restaurants & Leisure)	252	8,213
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	72	3,445
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	114	10,235
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	540	21,238
Microsoft Corp. (Software)	3,756	279,783
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	54	5,772
Mohawk Industries, Inc.* (Household Durables)	30	7,425
Molson Coors Brewing Co. - Class B (Beverages)	90	7,348
Mondelez International, Inc. - Class A (Food Products)	732	29,764
Monsanto Co. (Chemicals)	216	25,881
Monster Beverage Corp.* (Beverages)	204	11,271
Moody’s Corp. (Capital Markets)	78	10,858
Morgan Stanley (Capital Markets)	690	33,237
Motorola Solutions, Inc. (Communications Equipment)	78	6,620
Mylan N.V.* (Pharmaceuticals)	264	8,282
National Oilwell Varco, Inc. (Energy Equipment & Services)	186	6,646
Navient Corp. (Consumer Finance)	132	1,983
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	132	5,776
Netflix, Inc.* (Internet & Direct Marketing Retail)	210	38,084
Newell Rubbermaid, Inc. (Household Durables)	240	10,241
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	96	2,848
Newmont Mining Corp. (Metals & Mining)	258	9,678
News Corp. - Class A (Media)	186	2,466
News Corp. - Class B (Media)	60	819
NextEra Energy, Inc. (Electric Utilities)	228	33,412

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nielsen Holdings PLC (Professional Services)	162	$6,715
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	642	33,288
NiSource, Inc. (Multi-Utilities)	156	3,992
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	240	6,806
Nordstrom, Inc. (Multiline Retail)	54	2,546
Norfolk Southern Corp. (Road & Rail)	138	18,249
Northern Trust Corp. (Capital Markets)	102	9,377
Northrop Grumman Corp. (Aerospace & Defense)	84	24,168
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	144	3,685
Nucor Corp. (Metals & Mining)	156	8,742
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	294	52,558
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	372	23,886
Omnicom Group, Inc. (Media)	114	8,444
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	186	10,306
Oracle Corp. (Software)	1,470	71,075
O’Reilly Automotive, Inc.* (Specialty Retail)	42	9,046
PACCAR, Inc. (Machinery)	174	12,587
Packaging Corp. of America (Containers & Packaging)	48	5,505
Parker-Hannifin Corp. (Machinery)	66	11,551
Patterson Cos., Inc. (Health Care Providers & Services)	42	1,623
Paychex, Inc. (IT Services)	156	9,354
PayPal Holdings, Inc.* (IT Services)	552	35,345
Pentair PLC (Machinery)	78	5,301
People’s United Financial, Inc. (Banks)	168	3,048
PepsiCo, Inc. (Beverages)	696	77,555
PerkinElmer, Inc. (Life Sciences Tools & Services)	54	3,724
Perrigo Co. PLC (Pharmaceuticals)	66	5,587
Pfizer, Inc. (Pharmaceuticals)	2,910	103,887
PG&E Corp. (Electric Utilities)	252	17,159
Philip Morris International, Inc. (Tobacco)	756	83,924
Phillips 66 (Oil, Gas & Consumable Fuels)	210	19,238
Pinnacle West Capital Corp. (Electric Utilities)	54	4,566
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	84	12,393
PNC Financial Services Group, Inc. (Banks)	234	31,536
PPG Industries, Inc. (Chemicals)	126	13,691
PPL Corp. (Electric Utilities)	330	12,524
Praxair, Inc. (Chemicals)	138	19,284
Principal Financial Group, Inc. (Insurance)	132	8,493
Prologis, Inc. (Equity Real Estate Investment Trusts)	258	16,373
Prudential Financial, Inc. (Insurance)	210	22,327
Public Service Enterprise Group, Inc. (Multi-Utilities)	246	11,378
Public Storage (Equity Real Estate Investment Trusts)	72	15,407
PulteGroup, Inc. (Household Durables)	138	3,772
PVH Corp. (Textiles, Apparel & Luxury Goods)	36	4,538
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	60	4,241
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	720	37,325
Quanta Services, Inc.* (Construction & Engineering)	72	2,691
Quest Diagnostics, Inc. (Health Care Providers & Services)	66	6,180
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	72	6,845
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	24	2,119
Range Resources Corp. (Oil, Gas & Consumable Fuels)	108	2,114
Raymond James Financial, Inc. (Capital Markets)	60	5,060
Raytheon Co. (Aerospace & Defense)	144	26,868
Realty Income Corp. (Equity Real Estate Investment Trusts)	132	7,549
Red Hat, Inc.* (Software)	84	9,312
Regency Centers Corp. (Equity Real Estate Investment Trusts)	72	4,467
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	36	16,096
Regions Financial Corp. (Banks)	582	8,864
Republic Services, Inc. - Class A (Commercial Services & Supplies)	114	7,531
ResMed, Inc. (Health Care Equipment & Supplies)	72	5,541
Robert Half International, Inc. (Professional Services)	60	3,020
Rockwell Automation, Inc. (Electrical Equipment)	60	10,693
Rockwell Collins, Inc. (Aerospace & Defense)	78	10,195
Roper Technologies, Inc. (Industrial Conglomerates)	48	11,683
Ross Stores, Inc. (Specialty Retail)	192	12,397
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	84	9,957
S&P Global, Inc. (Capital Markets)	126	19,695
Salesforce.com, Inc.* (Software)	330	30,829
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	60	8,643
SCANA Corp. (Multi-Utilities)	72	3,491
Schlumberger, Ltd. (Energy Equipment & Services)	678	47,297
Scripps Networks Interactive, Inc. - Class A (Media)	48	4,123
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	138	4,577
Sealed Air Corp. (Containers & Packaging)	90	3,845
Sempra Energy (Multi-Utilities)	120	13,696
Signet Jewelers, Ltd. (Specialty Retail)	30	1,997
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	150	24,151
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	90	9,171
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	48	4,863
Snap-on, Inc. (Machinery)	30	4,470
Southwest Airlines Co. (Airlines)	270	15,115
Stanley Black & Decker, Inc. (Machinery)	72	10,870

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Starbucks Corp. (Hotels, Restaurants & Leisure)	702	$37,704
State Street Corp. (Capital Markets)	180	17,197
Stericycle, Inc.* (Commercial Services & Supplies)	42	3,008
Stryker Corp. (Health Care Equipment & Supplies)	156	22,155
SunTrust Banks, Inc. (Banks)	234	13,986
Symantec Corp. (Software)	300	9,843
Synchrony Financial (Consumer Finance)	366	11,364
Synopsys, Inc.* (Software)	72	5,798
Sysco Corp. (Food & Staples Retailing)	234	12,624
T. Rowe Price Group, Inc. (Capital Markets)	120	10,878
Target Corp. (Multiline Retail)	264	15,579
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	174	14,452
TechnipFMC PLC* (Energy Equipment & Services)	216	6,031
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	480	43,027
Textron, Inc. (Aerospace & Defense)	132	7,112
The AES Corp. (Independent Power & Renewable Electricity Producers)	324	3,570
The Allstate Corp. (Insurance)	174	15,992
The Bank of New York Mellon Corp. (Capital Markets)	504	26,722
The Boeing Co. (Aerospace & Defense)	270	68,638
The Charles Schwab Corp. (Capital Markets)	582	25,457
The Clorox Co. (Household Products)	60	7,915
The Coca-Cola Co. (Beverages)	1,872	84,258
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	24	5,691
The Estee Lauder Cos., Inc. - Class A (Personal Products)	108	11,647
The Gap, Inc. (Specialty Retail)	108	3,189
The Goldman Sachs Group, Inc. (Capital Markets)	174	41,270
The Goodyear Tire & Rubber Co. (Auto Components)	120	3,990
The Hershey Co. (Food Products)	66	7,205
The Home Depot, Inc. (Specialty Retail)	576	94,211
The Interpublic Group of Cos., Inc. (Media)	192	3,992
The JM Smucker Co. - Class A (Food Products)	54	5,666
The Kraft Heinz Co. (Food Products)	288	22,335
The Kroger Co. (Food & Staples Retailing)	438	8,786
The Macerich Co. (Equity Real Estate Investment Trusts)	54	2,968
The Mosaic Co. (Chemicals)	174	3,757
The NASDAQ OMX Group, Inc. (Capital Markets)	54	4,189
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	24	43,940
The Procter & Gamble Co. (Household Products)	1,242	112,997
The Progressive Corp. (Insurance)	282	13,654
The Sherwin-Williams Co. (Chemicals)	42	15,038
The Southern Co. (Electric Utilities)	486	23,882
The TJX Cos., Inc. (Specialty Retail)	312	23,004
The Travelers Cos., Inc. (Insurance)	132	16,173
The Walt Disney Co. (Media)	750	73,928
The Western Union Co. (IT Services)	228	4,378
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	402	12,064
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	198	37,462
Tiffany & Co. (Specialty Retail)	48	4,405
Time Warner, Inc. (Media)	378	38,726
Torchmark Corp. (Insurance)	54	4,325
Total System Services, Inc. (IT Services)	84	5,502
Tractor Supply Co. (Specialty Retail)	60	3,797
TransDigm Group, Inc. (Aerospace & Defense)	24	6,136
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	54	2,189
Twenty-First Century Fox, Inc. - Class A (Media)	510	13,454
Twenty-First Century Fox, Inc. - Class B (Media)	216	5,571
Tyson Foods, Inc. - Class A (Food Products)	138	9,722
U.S. Bancorp (Banks)	774	41,479
UDR, Inc. (Equity Real Estate Investment Trusts)	132	5,020
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	30	6,782
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	90	1,483
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	90	1,352
Union Pacific Corp. (Road & Rail)	390	45,229
United Continental Holdings, Inc.* (Airlines)	126	7,671
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	336	40,350
United Rentals, Inc.* (Trading Companies & Distributors)	42	5,827
United Technologies Corp. (Aerospace & Defense)	360	41,789
UnitedHealth Group, Inc. (Health Care Providers & Services)	474	92,833
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	42	4,659
Unum Group (Insurance)	108	5,522
V.F. Corp. (Textiles, Apparel & Luxury Goods)	162	10,298
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	216	16,617
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	42	4,203
Ventas, Inc. (Equity Real Estate Investment Trusts)	174	11,333
VeriSign, Inc.* (Internet Software & Services)	42	4,468
Verisk Analytics, Inc.* - Class A (Professional Services)	78	6,489
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,986	98,287
Vertex Pharmaceuticals, Inc.* (Biotechnology)	120	18,245
Viacom, Inc. - Class B (Media)	174	4,844
Visa, Inc. - Class A (IT Services)	894	94,084
Vornado Realty Trust (Equity Real Estate Investment Trusts)	84	6,458

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vulcan Materials Co. (Construction Materials)	66	$7,894
W.W. Grainger, Inc. (Trading Companies & Distributors)	24	4,314
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	450	34,749
Wal-Mart Stores, Inc. (Food & Staples Retailing)	714	55,793
Waste Management, Inc. (Commercial Services & Supplies)	198	15,497
Waters Corp.* (Life Sciences Tools & Services)	36	6,463
WEC Energy Group, Inc. (Multi-Utilities)	156	9,794
Wells Fargo & Co. (Banks)	2,178	120,117
Welltower, Inc. (Equity Real Estate Investment Trusts)	180	12,650
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	144	12,442
WestRock Co. (Containers & Packaging)	126	7,148
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	366	12,455
Whirlpool Corp. (Household Durables)	36	6,640
Willis Towers Watson PLC (Insurance)	66	10,179
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	48	5,060
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	36	5,361
Xcel Energy, Inc. (Electric Utilities)	246	11,641
Xerox Corp. (Technology Hardware, Storage & Peripherals)	102	3,396
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	120	8,500
XL Group, Ltd. (Insurance)	126	4,971
Xylem, Inc. (Machinery)	90	5,637
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	168	12,366
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	96	11,241
Zions Bancorp (Banks)	96	4,529
Zoetis, Inc. (Pharmaceuticals)	240	15,302
TOTAL COMMON STOCKS (Cost $4,846,779)		10,510,438

	Principal Amount	Value
Repurchase Agreements (24.0%)(b)(c)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $3,372,265	$3,372,000	$3,372,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,372,000)		3,372,000

TOTAL INVESTMENT SECURITIES (Cost $8,218,779) - 98.7%		13,882,438
Net other assets (liabilities) - 1.3%		186,243

NET ASSETS - 100.0%		$14,068,681

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $1,905,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	27	12/18/17	$3,322,336	$3,396,263	$73,927

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/17	1.76%	$4,795,530	$4,819,096	$24,230
SDPR S&P 500 ETF	Goldman Sachs International	10/27/17	1.51%	1,953,848	1,963,068	9,057
				6,749,378	6,782,164	33,287

S&P 500	UBS AG	10/27/17	1.61%	$5,356,792	$5,381,930	$25,911
SDPR S&P 500 ETF	UBS AG	10/27/17	1.31%	2,057,747	2,067,458	9,562
				7,414,539	7,449,388	35,473
				$14,163,917	$14,231,552	$68,760

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss)

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$262,071	1.8%
Air Freight & Logistics	77,830	0.6%
Airlines	52,958	0.4%
Auto Components	21,897	0.2%
Automobiles	52,812	0.4%
Banks	678,457	4.9%
Beverages	210,361	1.6%
Biotechnology	333,541	2.4%
Building Products	38,131	0.3%
Capital Markets	315,451	2.3%
Chemicals	233,485	1.6%
Commercial Services & Supplies	32,096	0.2%
Communications Equipment	105,237	0.7%
Construction & Engineering	8,965	0.1%
Construction Materials	14,081	0.1%
Consumer Finance	77,329	0.5%
Containers & Packaging	39,405	0.3%
Distributors	12,285	0.1%
Diversified Consumer Services	2,701	NM
Diversified Financial Services	175,527	1.2%
Diversified Telecommunication Services	228,339	1.6%
Electric Utilities	206,111	1.4%
Electrical Equipment	57,497	0.4%
Electronic Equipment, Instruments & Components	42,821	0.3%
Energy Equipment & Services	89,811	0.6%
Equity Real Estate Investment Trusts	307,370	2.2%
Food & Staples Retailing	187,936	1.3%
Food Products	130,283	0.9%
Health Care Equipment & Supplies	293,692	2.1%
Health Care Providers & Services	285,100	2.0%
Health Care Technology	11,126	0.1%
Hotels, Restaurants & Leisure	185,564	1.3%
Household Durables	46,236	0.3%
Household Products	178,673	1.3%
Independent Power & Renewable Electricity Producers	7,255	0.1%
Industrial Conglomerates	226,853	1.6%
Insurance	287,594	2.0%
Internet & Direct Marketing Retail	277,427	2.0%
Internet Software & Services	509,202	3.7%
IT Services	419,045	3.0%
Leisure Products	7,875	0.1%
Life Sciences Tools & Services	86,365	0.6%
Machinery	173,018	1.2%
Media	299,475	2.0%
Metals & Mining	27,602	0.2%
Multiline Retail	45,342	0.3%
Multi-Utilities	107,584	0.8%
Oil, Gas & Consumable Fuels	551,939	4.0%
Personal Products	15,416	0.1%
Pharmaceuticals	513,012	3.6%
Professional Services	30,518	0.2%
Real Estate Management & Development	5,455	NM
Road & Rail	98,103	0.7%
Semiconductors & Semiconductor Equipment	391,972	2.8%
Software	534,284	3.9%
Specialty Retail	224,295	1.6%
Technology Hardware, Storage & Peripherals	442,599	3.1%
Textiles, Apparel & Luxury Goods	66,517	0.5%
Tobacco	143,285	1.0%
Trading Companies & Distributors	16,431	0.1%
Water Utilities	6,796	NM
Other**	3,558,243	25.3%
Total	$14,068,681	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (77.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	952	$12,747
Aaron’s, Inc. (Specialty Retail)	560	24,433
ABIOMED, Inc.* (Health Care Equipment & Supplies)	336	56,650
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	728	34,769
ACI Worldwide, Inc.* (Software)	1,008	22,962
Acxiom Corp.* (IT Services)	672	16,558
Adtalem Global Education, Inc. (Diversified Consumer Services)	560	20,076
AECOM Technology Corp.* (Construction & Engineering)	1,344	49,472
AGCO Corp. (Machinery)	560	41,311
Akorn, Inc.* (Pharmaceuticals)	784	26,021
Alexander & Baldwin, Inc. (Real Estate Management & Development)	392	18,161
Alleghany Corp.* (Insurance)	112	62,049
Allegheny Technologies, Inc.* (Metals & Mining)	952	22,753
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,568	22,313
AMC Networks, Inc.* - Class A (Media)	448	26,195
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,176	51,920
American Eagle Outfitters, Inc. (Specialty Retail)	1,456	20,821
American Financial Group, Inc. (Insurance)	616	63,725
AptarGroup, Inc. (Containers & Packaging)	560	48,333
Aqua America, Inc. (Water Utilities)	1,512	50,183
ARRIS International PLC* (Communications Equipment)	1,512	43,077
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	784	63,041
Ashland Global Holdings, Inc. (Chemicals)	560	36,618
Aspen Insurance Holdings, Ltd. (Insurance)	504	20,362
Associated Banc-Corp. (Banks)	1,288	31,234
Atmos Energy Corp. (Gas Utilities)	896	75,121
AutoNation, Inc.* (Specialty Retail)	560	26,578
Avis Budget Group, Inc.* (Road & Rail)	616	23,445
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,064	41,815
Avon Products, Inc.* (Personal Products)	3,752	8,742
BancorpSouth, Inc. (Banks)	728	23,332
Bank of Hawaii Corp. (Banks)	392	32,677
Bank of the Ozarks, Inc. (Banks)	1,064	51,125
Bed Bath & Beyond, Inc. (Specialty Retail)	1,232	28,915
Belden, Inc. (Electronic Equipment, Instruments & Components)	336	27,058
Bemis Co., Inc. (Containers & Packaging)	784	35,727
Big Lots, Inc. (Multiline Retail)	392	20,999
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	168	37,333
Bio-Techne Corp. (Life Sciences Tools & Services)	336	40,619
Bioverativ, Inc.* (Biotechnology)	952	54,331
Black Hills Corp. (Multi-Utilities)	448	30,854
Blackbaud, Inc. (Software)	392	34,418
Brinker International, Inc. (Hotels, Restaurants & Leisure)	392	12,489
Broadridge Financial Solutions, Inc. (IT Services)	1,008	81,466
Brocade Communications Systems, Inc. (Communications Equipment)	3,528	42,160
Brown & Brown, Inc. (Insurance)	1,008	48,576
Brunswick Corp. (Leisure Products)	784	43,880
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	112	11,838
Cable One, Inc. (Media)	56	40,439
Cabot Corp. (Chemicals)	560	31,248
CalAtlantic Group, Inc. (Household Durables)	672	24,615
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,736	19,513
Camden Property Trust (Equity Real Estate Investment Trusts)	728	66,575
Carlisle Cos., Inc. (Industrial Conglomerates)	560	56,162
Carpenter Technology Corp. (Metals & Mining)	392	18,828
Cars.com, Inc.* (Internet Software & Services)	616	16,392
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	392	38,710
Casey’s General Stores, Inc. (Food & Staples Retailing)	336	36,776
Catalent, Inc.* (Pharmaceuticals)	1,064	42,475
Cathay General Bancorp, Inc. (Banks)	672	27,014
CDK Global, Inc. (Software)	1,120	70,661
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	392	42,344
Chemical Financial Corp. (Banks)	616	32,192
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	112	23,094
Ciena Corp.* (Communications Equipment)	1,232	27,067
Cinemark Holdings, Inc. (Media)	896	32,444
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	560	29,859
Clean Harbors, Inc.* (Commercial Services & Supplies)	448	25,402
CNO Financial Group, Inc. (Insurance)	1,456	33,983
Cognex Corp. (Electronic Equipment, Instruments & Components)	728	80,284
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	224	52,678
Commerce Bancshares, Inc. (Banks)	784	45,292
Commercial Metals Co. (Metals & Mining)	1,008	19,182
CommVault Systems, Inc.* (Software)	336	20,429
Compass Minerals International, Inc. (Metals & Mining)	280	18,172
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,792	30,356
Convergys Corp. (IT Services)	784	20,298
Cooper Tire & Rubber Co. (Auto Components)	448	16,755
Copart, Inc.* (Commercial Services & Supplies)	1,736	59,666

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Core Laboratories N.V. (Energy Equipment & Services)	392	$38,690
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,008	26,984
CoreLogic, Inc.* (IT Services)	728	33,648
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	280	31,332
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	840	27,577
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,584	33,475
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	224	33,963
Crane Co. (Machinery)	448	35,836
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	840	23,680
Cullen/Frost Bankers, Inc. (Banks)	504	47,840
Curtiss-Wright Corp. (Aerospace & Defense)	392	40,980
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,856	42,897
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	784	46,201
Dana Holding Corp. (Auto Components)	1,232	34,447
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	784	45,409
Dean Foods Co. (Food Products)	784	8,530
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	280	19,155
Deluxe Corp. (Commercial Services & Supplies)	392	28,600
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	560	8,120
Dick’s Sporting Goods, Inc. (Specialty Retail)	728	19,663
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	672	15,355
Dillard’s, Inc. - Class A (Multiline Retail)	168	9,420
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	392	77,831
Domtar Corp. (Paper & Forest Products)	560	24,298
Donaldson Co., Inc. (Machinery)	1,120	51,453
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,288	50,773
Dril-Quip, Inc.* (Energy Equipment & Services)	336	14,834
DST Systems, Inc. (IT Services)	504	27,660
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	784	41,615
Dycom Industries, Inc.* (Construction & Engineering)	280	24,046
Eagle Materials, Inc. (Construction Materials)	392	41,826
East West Bancorp, Inc. (Banks)	1,232	73,649
Eaton Vance Corp. (Capital Markets)	1,008	49,765
Edgewell Personal Care Co.* (Personal Products)	504	36,676
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	616	22,133
EMCOR Group, Inc. (Construction & Engineering)	504	34,968
Endo International PLC* (Pharmaceuticals)	1,736	14,869
Energen Corp.* (Oil, Gas & Consumable Fuels)	840	45,931
Energizer Holdings, Inc. (Household Products)	504	23,209
EnerSys (Electrical Equipment)	392	27,115
Ensco PLCADR - Class A (Energy Equipment & Services)	2,632	15,713
EPR Properties (Equity Real Estate Investment Trusts)	560	39,054
Esterline Technologies Corp.* (Aerospace & Defense)	224	20,194
F.N.B. Corp. (Banks)	2,800	39,284
FactSet Research Systems, Inc. (Capital Markets)	336	60,517
Fair Isaac Corp. (Software)	280	39,340
Federated Investors, Inc. - Class B (Capital Markets)	840	24,948
First American Financial Corp. (Insurance)	952	47,571
First Horizon National Corp. (Banks)	2,016	38,606
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,008	30,331
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	672	30,831
Flowers Foods, Inc. (Food Products)	1,568	29,494
Fortinet, Inc.* (Software)	1,288	46,162
Frontier Communications Corp. (Diversified Telecommunication Services)	672	7,923
Fulton Financial Corp. (Banks)	1,512	28,350
GameStop Corp. - Class A (Specialty Retail)	896	18,511
GATX Corp. (Trading Companies & Distributors)	336	20,684
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	504	37,301
Gentex Corp. (Auto Components)	2,464	48,787
Genworth Financial, Inc.* - Class A (Insurance)	4,312	16,601
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	616	18,308
Graco, Inc. (Machinery)	504	62,340
Graham Holdings Co. - Class B (Diversified Consumer Services)	56	32,766
Granite Construction, Inc. (Construction & Engineering)	336	19,471
Great Plains Energy, Inc. (Electric Utilities)	1,848	55,994
Greif, Inc. - Class A (Containers & Packaging)	224	13,113
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,400	20,076
Halyard Health, Inc.* (Health Care Equipment & Supplies)	392	17,652
Hancock Holding Co. (Banks)	728	35,272
Hawaiian Electric Industries, Inc. (Electric Utilities)	952	31,768
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,064	34,410
HealthSouth Corp. (Health Care Providers & Services)	840	38,934
Helen of Troy, Ltd.* (Household Durables)	224	21,706
Herman Miller, Inc. (Commercial Services & Supplies)	504	18,094
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	896	46,673

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	560	$41,440
HNI Corp. (Commercial Services & Supplies)	392	16,256
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,512	54,386
Home BancShares, Inc. (Banks)	1,344	33,896
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,400	39,886
HSN, Inc. (Internet & Direct Marketing Retail)	280	10,934
Hubbell, Inc. (Electrical Equipment)	448	51,977
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	392	88,763
IDACORP, Inc. (Electric Utilities)	448	39,393
IDEX Corp. (Machinery)	672	81,627
ILG, Inc. (Hotels, Restaurants & Leisure)	896	23,950
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	504	26,359
Ingredion, Inc. (Food Products)	616	74,315
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,120	29,770
InterDigital, Inc. (Communications Equipment)	280	20,650
International Bancshares Corp. (Banks)	448	17,965
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	224	8,064
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	336	62,180
ITT, Inc. (Machinery)	728	32,229
j2 Global, Inc. (Internet Software & Services)	392	28,961
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,512	43,168
Jack Henry & Associates, Inc. (IT Services)	672	69,075
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	280	28,538
Janus Henderson Group PLC (Capital Markets)	1,568	54,629
JBG Smith Properties* (Equity Real Estate Investment Trusts)	784	26,821
JetBlue Airways Corp.* (Airlines)	2,800	51,884
John Wiley & Sons, Inc. - Class A (Media)	392	20,972
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	392	48,412
KB Home (Household Durables)	728	17,559
KBR, Inc. (Construction & Engineering)	1,176	21,027
Kemper Corp. (Insurance)	392	20,776
Kennametal, Inc. (Machinery)	672	27,108
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,568	65,323
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	840	59,740
Kirby Corp.* (Marine)	448	29,546
KLX, Inc.* (Aerospace & Defense)	448	23,713
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,120	46,536
Knowles Corp.* (Electronic Equipment, Instruments & Components)	784	11,972
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	728	49,890
Lamb Weston Holding, Inc. (Food Products)	1,232	57,769
Lancaster Colony Corp. (Food Products)	168	20,180
Landstar System, Inc. (Road & Rail)	336	33,482
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	952	27,627
Legg Mason, Inc. (Capital Markets)	728	28,618
Leidos Holdings, Inc. (IT Services)	1,232	72,959
Lennox International, Inc. (Building Products)	336	60,134
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,288	52,885
Life Storage, Inc. (Equity Real Estate Investment Trusts)	392	32,070
LifePoint Health, Inc.* (Health Care Providers & Services)	336	19,454
Lincoln Electric Holdings, Inc. (Machinery)	504	46,207
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	168	32,908
LivaNova PLC* (Health Care Equipment & Supplies)	392	27,464
Live Nation Entertainment, Inc.* (Media)	1,176	51,214
LogMeIn, Inc. (Internet Software & Services)	448	49,302
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,232	33,363
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	784	18,589
Mallinckrodt PLC* (Pharmaceuticals)	840	31,391
Manhattan Associates, Inc.* (Software)	616	25,607
ManpowerGroup, Inc. (Professional Services)	560	65,979
MarketAxess Holdings, Inc. (Capital Markets)	336	61,995
Masimo Corp.* (Health Care Equipment & Supplies)	392	33,932
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	784	21,286
MAXIMUS, Inc. (IT Services)	560	36,120
MB Financial, Inc. (Banks)	728	32,775
MDU Resources Group, Inc. (Multi-Utilities)	1,680	43,596
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,136	41,176
Medidata Solutions, Inc.* (Health Care Technology)	504	39,342
MEDNAX, Inc.* (Health Care Providers & Services)	784	33,806
Mercury General Corp. (Insurance)	336	19,048
Meredith Corp. (Media)	336	18,648
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,008	51,892
Minerals Technologies, Inc. (Chemicals)	280	19,782
Molina Healthcare, Inc.* (Health Care Providers & Services)	392	26,954
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	336	35,801
MSA Safety, Inc. (Commercial Services & Supplies)	280	22,263
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	392	29,623
MSCI, Inc. - Class A (Capital Markets)	784	91,649
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,400	37,184

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Murphy USA, Inc.* (Specialty Retail)	280	$19,320
Nabors Industries, Ltd. (Energy Equipment & Services)	2,464	19,884
National Fuel Gas Co. (Gas Utilities)	728	41,212
National Instruments Corp. (Electronic Equipment, Instruments & Components)	896	37,784
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,288	53,657
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,064	39,922
NetScout Systems, Inc.* (Communications Equipment)	784	25,362
New Jersey Resources Corp. (Gas Utilities)	728	30,685
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,200	54,138
NewMarket Corp. (Chemicals)	56	23,842
Nordson Corp. (Machinery)	448	53,088
NorthWestern Corp. (Multi-Utilities)	392	22,320
NOW, Inc.* (Trading Companies & Distributors)	952	13,147
Nu Skin Enterprises, Inc. - Class A (Personal Products)	448	27,543
NuVasive, Inc.* (Health Care Equipment & Supplies)	448	24,846
NVR, Inc.* (Household Durables)	56	159,881
Oceaneering International, Inc. (Energy Equipment & Services)	840	22,067
Office Depot, Inc. (Specialty Retail)	4,424	20,085
OGE Energy Corp. (Electric Utilities)	1,736	62,548
Old Dominion Freight Line, Inc. (Road & Rail)	560	61,662
Old Republic International Corp. (Insurance)	2,128	41,900
Olin Corp. (Chemicals)	1,400	47,950
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,680	53,609
ONE Gas, Inc. (Gas Utilities)	448	32,991
Orbital ATK, Inc. (Aerospace & Defense)	504	67,113
Oshkosh Corp. (Machinery)	616	50,845
Owens & Minor, Inc. (Health Care Providers & Services)	504	14,717
Owens-Illinois, Inc.* (Containers & Packaging)	1,400	35,224
PacWest Bancorp (Banks)	1,008	50,914
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	224	16,368
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,848	38,698
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	952	26,285
Pinnacle Financial Partners, Inc. (Banks)	616	41,241
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,624	22,752
Plantronics, Inc. (Communications Equipment)	280	12,382
PNM Resources, Inc. (Electric Utilities)	672	27,082
Polaris Industries, Inc. (Leisure Products)	504	52,734
PolyOne Corp. (Chemicals)	728	29,142
Pool Corp. (Distributors)	336	36,345
Post Holdings, Inc.* (Food Products)	560	49,431
Potlatch Corp. (Equity Real Estate Investment Trusts)	336	17,136
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	448	22,440
Primerica, Inc. (Insurance)	392	31,968
Prosperity Bancshares, Inc. (Banks)	616	40,490
PTC, Inc.* (Software)	1,008	56,730
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,072	17,757
Quality Care Properties* (Equity Real Estate Investment Trusts)	784	12,152
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,120	32,357
Regal Beloit Corp. (Electrical Equipment)	392	30,968
Reinsurance Group of America, Inc. (Insurance)	560	78,137
Reliance Steel & Aluminum Co. (Metals & Mining)	616	46,921
RenaissanceRe Holdings, Ltd. (Insurance)	336	45,407
Rollins, Inc. (Commercial Services & Supplies)	840	38,758
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	952	12,233
Royal Gold, Inc. (Metals & Mining)	560	48,182
RPM International, Inc. (Chemicals)	1,120	57,501
Ryder System, Inc. (Road & Rail)	448	37,878
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,344	29,487
Sabre Corp. (IT Services)	1,792	32,435
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,120	21,930
Sanderson Farms, Inc. (Food Products)	168	27,135
Science Applications International Corp. (IT Services)	392	26,205
SEI Investments Co. (Capital Markets)	1,120	68,387
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,016	39,413
Sensient Technologies Corp. (Chemicals)	392	30,153
Service Corp. International (Diversified Consumer Services)	1,624	56,028
Signature Bank* (Banks)	448	57,362
Silgan Holdings, Inc. (Containers & Packaging)	616	18,129
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	392	31,321
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	672	40,952
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,176	29,506
SLM Corp.* (Consumer Finance)	3,696	42,393
SM Energy Co. (Oil, Gas & Consumable Fuels)	896	15,895
Snyder’s-Lance, Inc. (Food Products)	728	27,766
Sonoco Products Co. (Containers & Packaging)	840	42,378
Sotheby’s* - Class A (Diversified Consumer Services)	336	15,493
Southwest Gas Corp. (Gas Utilities)	392	30,427
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,368	26,688
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,064	19,971
Steel Dynamics, Inc. (Metals & Mining)	2,072	71,422

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
STERIS PLC (Health Care Equipment & Supplies)	728	$64,354
Sterling Bancorp (Banks)	1,904	46,934
Stifel Financial Corp. (Capital Markets)	560	29,938
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,288	13,756
SVB Financial Group* (Banks)	448	83,817
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	280	10,970
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	224	28,338
Synovus Financial Corp. (Banks)	1,064	49,008
Take-Two Interactive Software, Inc.* (Software)	896	91,598
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	840	20,513
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	504	25,049
TCF Financial Corp. (Banks)	1,456	24,810
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	280	24,878
TEGNA, Inc. (Media)	1,848	24,634
Teledyne Technologies, Inc.* (Aerospace & Defense)	280	44,570
Teleflex, Inc. (Health Care Equipment & Supplies)	392	94,851
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	784	21,866
Tempur Sealy International, Inc.* (Household Durables)	392	25,292
Tenet Healthcare Corp.* (Health Care Providers & Services)	672	11,041
Teradata Corp.* (IT Services)	1,064	35,953
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,680	62,647
Terex Corp. (Machinery)	728	32,775
Texas Capital Bancshares, Inc.* (Banks)	448	38,438
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	560	27,518
The Boston Beer Co., Inc.* - Class A (Beverages)	56	8,747
The Brink’s Co. (Commercial Services & Supplies)	448	37,744
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	392	16,511
The Chemours Co. (Chemicals)	1,568	79,357
The Dun & Bradstreet Corp. (Professional Services)	336	39,114
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,064	28,622
The Hain Celestial Group, Inc.* (Food Products)	896	36,870
The Hanover Insurance Group, Inc. (Insurance)	336	32,568
The Michaels Cos., Inc.* (Specialty Retail)	952	20,439
The New York Times Co. - Class A (Media)	1,064	20,854
The Scotts Miracle-Gro Co. - Class A (Chemicals)	336	32,706
The Timken Co. (Machinery)	560	27,188
The Toro Co. (Machinery)	952	59,081
The Ultimate Software Group, Inc.* (Software)	224	42,470
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,568	24,351
Thor Industries, Inc. (Automobiles)	392	49,357
Toll Brothers, Inc. (Household Durables)	1,288	53,413
Tootsie Roll Industries, Inc. (Food Products)	168	6,384
Transocean, Ltd.* (Energy Equipment & Services)	3,360	36,154
TreeHouse Foods, Inc.* (Food Products)	504	34,136
TRI Pointe Group, Inc.* (Household Durables)	1,288	17,787
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,184	85,721
Trinity Industries, Inc. (Machinery)	1,288	41,087
Trustmark Corp. (Banks)	560	18,547
Tupperware Brands Corp. (Household Durables)	448	27,695
Tyler Technologies, Inc.* (Software)	280	48,810
UGI Corp. (Gas Utilities)	1,512	70,852
UMB Financial Corp. (Banks)	392	29,200
Umpqua Holdings Corp. (Banks)	1,904	37,147
United Bankshares, Inc. (Banks)	896	33,286
United Natural Foods, Inc.* (Food & Staples Retailing)	448	18,632
United States Steel Corp. (Metals & Mining)	1,512	38,798
United Therapeutics Corp.* (Biotechnology)	392	45,938
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,400	20,524
Urban Edge Properties (Equity Real Estate Investment Trusts)	896	21,612
Urban Outfitters, Inc.* (Specialty Retail)	672	16,061
Valley National Bancorp (Banks)	2,240	26,992
Valmont Industries, Inc. (Construction & Engineering)	168	26,561
Valvoline, Inc. (Chemicals)	1,736	40,709
Vectren Corp. (Multi-Utilities)	728	47,881
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	952	19,307
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	952	36,957
ViaSat, Inc.* (Communications Equipment)	448	28,815
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,176	22,109
W.R. Berkley Corp. (Insurance)	840	56,062
Wabtec Corp. (Machinery)	728	55,146
Washington Federal, Inc. (Thrifts & Mortgage Finance)	784	26,382
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,568	13,061
Watsco, Inc. (Trading Companies & Distributors)	280	45,100
Webster Financial Corp. (Banks)	784	41,199
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,008	31,994
WellCare Health Plans, Inc.* (Health Care Providers & Services)	392	67,323
Werner Enterprises, Inc. (Road & Rail)	392	14,328
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	616	59,296
Westar Energy, Inc. (Electric Utilities)	1,232	61,107
WEX, Inc.* (IT Services)	336	37,706
WGL Holdings, Inc. (Gas Utilities)	448	37,722
Williams-Sonoma, Inc. (Specialty Retail)	672	33,506

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wintrust Financial Corp. (Banks)	504	$39,468
Woodward, Inc. (Machinery)	448	34,769
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	560	18,990
Worthington Industries, Inc. (Metals & Mining)	392	18,032
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,416	39,284
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	448	48,644
TOTAL COMMON STOCKS (Cost $8,462,868)		14,451,551

	Principal Amount	Value
Repurchase Agreements (22.9%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $4,269,335	$4,269,000	$4,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,269,000)		4,269,000

TOTAL INVESTMENT SECURITIES (Cost $12,731,868) - 100.3%		18,720,551
Net other assets (liabilities) - (0.3)%		(52,765)

NET ASSETS - 100.0%		$18,667,786

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $2,581,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	17	12/18/17	$2,920,889	$3,051,330	$130,441

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/17	1.66%	$8,354,258	$8,381,232	$30,795
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/17	1.41%	2,806,656	2,816,056	9,182
				11,160,914	11,197,288	39,977

S&P MidCap 400	UBS AG	10/27/17	1.66%	$6,737,410	$6,758,968	$24,609
SPDR S&P MidCap 400 ETF	UBS AG	10/27/17	1.51%	2,208,512	2,215,908	7,213
				8,945,922	8,974,876	31,822
				$20,106,836	$20,172,164	$71,799

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$285,333	1.5%
Airlines	51,884	0.3%
Auto Components	99,989	0.5%
Automobiles	49,357	0.3%
Banks	1,249,356	6.8%
Beverages	8,747	NM
Biotechnology	100,269	0.5%
Building Products	60,134	0.3%
Capital Markets	470,446	2.5%
Chemicals	429,008	2.4%
Commercial Services & Supplies	269,535	1.4%
Communications Equipment	199,513	1.1%
Construction & Engineering	175,545	0.9%
Construction Materials	41,826	0.2%
Consumer Finance	42,393	0.2%
Containers & Packaging	192,904	1.0%
Distributors	36,345	0.2%
Diversified Consumer Services	124,363	0.7%
Diversified Telecommunication Services	7,923	NM
Electric Utilities	277,892	1.5%
Electrical Equipment	110,060	0.6%
Electronic Equipment, Instruments & Components	747,208	3.9%
Energy Equipment & Services	220,149	1.2%
Equity Real Estate Investment Trusts	1,300,717	6.9%
Food & Staples Retailing	75,379	0.4%
Food Products	372,010	2.1%
Gas Utilities	319,010	1.6%
Health Care Equipment & Supplies	438,793	2.5%
Health Care Providers & Services	246,998	1.3%
Health Care Technology	61,655	0.3%
Hotels, Restaurants & Leisure	387,082	2.0%
Household Durables	347,948	1.8%
Household Products	23,209	0.1%
Industrial Conglomerates	56,162	0.3%
Insurance	618,733	3.3%
Internet & Direct Marketing Retail	10,934	0.1%
Internet Software & Services	94,655	0.5%
IT Services	490,083	2.6%
Leisure Products	96,614	0.5%
Life Sciences Tools & Services	146,655	0.8%
Machinery	732,090	3.9%
Marine	29,546	0.2%
Media	235,400	1.3%
Metals & Mining	302,290	1.6%
Multiline Retail	30,419	0.2%
Multi-Utilities	144,651	0.8%
Oil, Gas & Consumable Fuels	373,631	2.0%
Paper & Forest Products	57,661	0.3%
Personal Products	72,961	0.4%
Pharmaceuticals	137,196	0.7%
Professional Services	105,093	0.6%
Real Estate Management & Development	66,573	0.4%
Road & Rail	254,632	1.4%
Semiconductors & Semiconductor Equipment	386,625	2.1%
Software	499,187	2.6%
Specialty Retail	270,262	1.4%
Technology Hardware, Storage & Peripherals	68,024	0.4%
Textiles, Apparel & Luxury Goods	87,371	0.5%
Thrifts & Mortgage Finance	80,520	0.4%
Trading Companies & Distributors	108,554	0.6%
Water Utilities	50,183	0.3%
Wireless Telecommunication Services	21,866	0.2%
Other**	4,216,235	22.6%
Total	$18,667,786	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (35.0%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	222	$2,187
2U, Inc.* (Internet Software & Services)	185	10,367
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	481	6,441
8x8, Inc.* (Software)	444	5,994
A. Schulman, Inc. (Chemicals)	148	5,054
A10 Networks, Inc.* (Software)	333	2,517
AAON, Inc. (Building Products)	185	6,378
AAR Corp. (Aerospace & Defense)	148	5,591
Aaron’s, Inc. (Specialty Retail)	296	12,915
Abeona Therapeutics, Inc.* (Biotechnology)	333	5,678
Abercrombie & Fitch Co. - Class A (Specialty Retail)	370	5,343
ABM Industries, Inc. (Commercial Services & Supplies)	259	10,803
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,184	2,226
Acacia Research Corp.* (Professional Services)	481	2,189
Acadia Realty Trust (Equity Real Estate Investment Trusts)	370	10,589
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	148	3,323
Acceleron Pharma, Inc.* (Biotechnology)	148	5,523
ACCO Brands Corp.* (Commercial Services & Supplies)	518	6,164
Accuray, Inc.* (Health Care Equipment & Supplies)	592	2,368
Aceto Corp. (Health Care Providers & Services)	185	2,078
Achaogen, Inc.* (Biotechnology)	148	2,361
Achillion Pharmaceuticals, Inc.* (Biotechnology)	740	3,323
ACI Worldwide, Inc.* (Software)	518	11,800
Acorda Therapeutics, Inc.* (Biotechnology)	222	5,250
Actua Corp.* (Internet Software & Services)	185	2,831
Actuant Corp. - Class A (Machinery)	296	7,578
Acxiom Corp.* (IT Services)	370	9,117
Adtalem Global Education, Inc. (Diversified Consumer Services)	259	9,285
ADTRAN, Inc. (Communications Equipment)	259	6,216
Aduro Biotech, Inc.* (Biotechnology)	259	2,758
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	148	3,728
Advanced Drainage Systems, Inc. (Building Products)	185	3,746
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	185	14,941
AdvanSix, Inc.* (Chemicals)	148	5,883
Advaxis, Inc.* (Biotechnology)	296	1,237
Aegion Corp.* (Construction & Engineering)	185	4,307
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	148	7,193
Aerohive Networks, Inc.* (Communications Equipment)	370	1,513
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	333	11,658
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	185	3,559
Agenus, Inc.* (Biotechnology)	629	2,774
Agree Realty Corp. (Equity Real Estate Investment Trusts)	111	5,448
Aimmune Therapeutics, Inc.* (Biotechnology)	185	4,586
Air Transport Services Group, Inc.* (Air Freight & Logistics)	259	6,304
Aircastle, Ltd. (Trading Companies & Distributors)	222	4,948
AK Steel Holding Corp.* (Metals & Mining)	1,443	8,066
Akebia Therapeutics, Inc.* (Biotechnology)	222	4,367
Albany International Corp. - Class A (Machinery)	148	8,495
Alder Biopharmaceuticals, Inc.* (Biotechnology)	259	3,173
Alexander & Baldwin, Inc. (Real Estate Management & Development)	222	10,285
Allegheny Technologies, Inc.* (Metals & Mining)	481	11,496
ALLETE, Inc. (Electric Utilities)	222	17,158
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	814	11,583
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	296	3,289
Altra Industrial Motion Corp. (Machinery)	148	7,119
AMAG Pharmaceuticals, Inc.* (Biotechnology)	222	4,096
Ambac Financial Group, Inc.* (Insurance)	259	4,470
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	148	7,253
AMC Entertainment Holdings, Inc. - Class A (Media)	259	3,807
Amedisys, Inc.* (Health Care Providers & Services)	148	8,282
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	185	7,357
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	407	7,155
American Eagle Outfitters, Inc. (Specialty Retail)	740	10,582
American Equity Investment Life Holding Co. (Insurance)	407	11,836
American Outdoor Brands Corp.* (Leisure Products)	259	3,950
American Software, Inc. - Class A (Software)	222	2,522
American States Water Co. (Water Utilities)	185	9,112
American Vanguard Corp. (Chemicals)	185	4,237
Ameris Bancorp (Banks)	185	8,880
Amicus Therapeutics, Inc.* (Biotechnology)	703	10,601

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	518	$5,465
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	222	10,145
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	222	3,967
Amplify Snack Brands, Inc.* (Food Products)	259	1,836
AmTrust Financial Services, Inc. (Insurance)	407	5,478
Anavex Life Sciences Corp.* (Biotechnology)	333	1,379
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	222	3,794
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	148	12,580
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	962	3,117
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	555	3,336
Apogee Enterprises, Inc. (Building Products)	148	7,142
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	444	8,040
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	185	12,173
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	555	1,393
Aratana Therapeutics, Inc.* (Pharmaceuticals)	333	2,041
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	444	1,816
ArcBest Corp. (Road & Rail)	148	4,951
Archrock, Inc. (Energy Equipment & Services)	370	4,644
Ardelyx, Inc.* (Biotechnology)	370	2,072
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	259	2,137
Arena Pharmaceuticals, Inc.* (Biotechnology)	222	5,661
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	185	2,462
Argo Group International Holdings, Ltd. (Insurance)	148	9,102
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	259	3,577
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	185	4,977
Armstrong Flooring, Inc.* (Building Products)	148	2,331
Array BioPharma, Inc.* (Biotechnology)	814	10,012
Artisan Partners Asset Management, Inc. (Capital Markets)	222	7,237
Ascena Retail Group, Inc.* (Specialty Retail)	1,147	2,810
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	222	2,109
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	481	3,208
Aspen Technology, Inc.* (Software)	333	20,916
Asterias Biotherapeutics, Inc.* (Biotechnology)	407	1,384
Atara Biotherapeutics, Inc.* (Biotechnology)	185	3,062
Athersys, Inc.* (Biotechnology)	1,147	2,363
Atkore International Group, Inc.* (Electrical Equipment)	185	3,609
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	888	2,176
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	111	7,304
AtriCure, Inc.* (Health Care Equipment & Supplies)	185	4,138
Atwood Oceanics, Inc.* (Energy Equipment & Services)	407	3,822
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	370	1,680
Avis Budget Group, Inc.* (Road & Rail)	333	12,674
Avista Corp. (Multi-Utilities)	296	15,324
AVX Corp. (Electronic Equipment, Instruments & Components)	259	4,722
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	148	4,048
AxoGen, Inc.* (Health Care Equipment & Supplies)	185	3,580
Axon Enterprise, Inc.* (Aerospace & Defense)	259	5,872
Axovant Sciences, Ltd.* (Biotechnology)	185	1,273
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	333	3,047
AZZ, Inc. (Electrical Equipment)	111	5,406
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	296	8,427
B&G Foods, Inc. - Class A (Food Products)	296	9,428
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	296	986
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	148	7,252
Balchem Corp. (Chemicals)	148	12,031
Banc of California, Inc. (Banks)	222	4,607
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	148	4,357
BancorpSouth, Inc. (Banks)	370	11,859
Bank Mutual Corp. (Thrifts & Mortgage Finance)	296	3,004
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	259	9,490
Bankrate, Inc.* (Internet Software & Services)	296	4,129
Banner Corp. (Banks)	148	9,069
Barnes & Noble Education, Inc.* (Specialty Retail)	259	1,686
Barnes & Noble, Inc. (Specialty Retail)	407	3,093
Barnes Group, Inc. (Machinery)	222	15,638
Barracuda Networks, Inc.* (Software)	148	3,586
Bazaarvoice, Inc.* (Internet Software & Services)	555	2,747
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	259	13,273
Beazer Homes USA, Inc.* (Household Durables)	222	4,160
Belden, Inc. (Electronic Equipment, Instruments & Components)	185	14,897
Bellicum Pharmaceutials, Inc.* (Biotechnology)	222	2,564

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	444	$6,061
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	222	7,581
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	333	5,528
Berkshire Hills Bancorp, Inc. (Banks)	185	7,169
Big Lots, Inc. (Multiline Retail)	185	9,910
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	592	2,540
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	518	2,714
BioScrip, Inc.* (Health Care Providers & Services)	925	2,544
BioTelemetry, Inc.* (Health Care Providers & Services)	148	4,884
BioTime, Inc.* (Biotechnology)	629	1,786
Black Hills Corp. (Multi-Utilities)	222	15,289
Blackbaud, Inc. (Software)	185	16,243
Blackhawk Network Holdings, Inc.* (IT Services)	259	11,344
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	444	7,814
Blucora, Inc.* (Internet Software & Services)	222	5,617
Blue Hills Bancorp, Inc. (Banks)	148	2,842
Bluebird Bio, Inc.* (Biotechnology)	185	25,409
Blueprint Medicines Corp.* (Biotechnology)	185	12,889
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	296	6,320
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	222	4,744
Boise Cascade Co.* (Paper & Forest Products)	185	6,457
Boston Private Financial Holdings, Inc. (Banks)	407	6,736
Bottomline Technologies, Inc.* (Software)	185	5,889
Box, Inc.* - Class A (Internet Software & Services)	370	7,148
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	370	9,639
Brady Corp. - Class A (Commercial Services & Supplies)	222	8,425
Briggs & Stratton Corp. (Machinery)	222	5,217
Brightcove, Inc.* (Internet Software & Services)	296	2,131
Brinker International, Inc. (Hotels, Restaurants & Leisure)	222	7,073
Bristow Group, Inc. (Energy Equipment & Services)	296	2,768
BroadSoft, Inc.* (Software)	148	7,444
Brookline Bancorp, Inc. (Banks)	370	5,735
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	333	10,110
Builders FirstSource, Inc.* (Building Products)	444	7,988
C&J Energy Services, Inc.* (Energy Equipment & Services)	222	6,653
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	111	8,872
CACI International, Inc.* - Class A (IT Services)	111	15,469
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	259	5,556
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	333	4,446
CalAmp Corp.* (Communications Equipment)	185	4,301
Caleres, Inc. (Specialty Retail)	222	6,775
Calgon Carbon Corp. (Chemicals)	259	5,543
California Resources Corp.* (Oil, Gas & Consumable Fuels)	259	2,709
California Water Service Group (Water Utilities)	222	8,469
Calithera Biosciences, Inc.* (Biotechnology)	222	3,497
Calix, Inc.* (Communications Equipment)	333	1,682
Callaway Golf Co. (Leisure Products)	444	6,407
Callidus Software, Inc.* (Software)	296	7,296
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	888	9,981
Cal-Maine Foods, Inc.* (Food Products)	148	6,083
Cambrex Corp.* (Life Sciences Tools & Services)	148	8,140
Cantel Medical Corp. (Health Care Equipment & Supplies)	148	13,937
Capital Bank Financial Corp. - Class A (Banks)	148	6,075
Capital Senior Living Corp.* (Health Care Providers & Services)	185	2,322
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	592	8,702
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	481	4,642
Cara Therapeutics, Inc.* (Biotechnology)	185	2,533
Carbonite, Inc.* (Internet Software & Services)	148	3,256
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	148	4,166
Cardtronics PLC* - Class A (IT Services)	222	5,108
Career Education Corp.* (Diversified Consumer Services)	370	3,844
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	333	6,340
Carpenter Technology Corp. (Metals & Mining)	222	10,663
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	296	5,070
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	222	2,420
Cars.com, Inc.* (Internet Software & Services)	333	8,861
Cascadian Therapeutics, Inc.* (Biotechnology)	481	1,967
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	222	4,174
Castle Brands, Inc.* (Beverages)	999	1,339
Castlight Health, Inc.* - Class B (Health Care Technology)	555	2,387
Catalent, Inc.* (Pharmaceuticals)	518	20,678
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	777	1,958
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	259	3,266
Cathay General Bancorp, Inc. (Banks)	333	13,387
CBIZ, Inc.* (Professional Services)	259	4,209

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	814	$6,829
CECO Environmental Corp. (Commercial Services & Supplies)	222	1,878
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	555	3,119
Celldex Therapeutics, Inc.* (Biotechnology)	962	2,751
Cempra, Inc.* (Pharmaceuticals)	481	1,563
CenterState Banks, Inc. (Banks)	259	6,941
Central European Media Enterprises, Ltd.* - Class A (Media)	592	2,398
Central Garden & Pet Co.* - Class A (Household Products)	185	6,880
Central Pacific Financial Corp. (Banks)	148	4,763
Century Aluminum Co.* (Metals & Mining)	259	4,294
Cerus Corp.* (Health Care Equipment & Supplies)	888	2,424
ChannelAdvisor Corp.* (Internet Software & Services)	185	2,128
Chart Industries, Inc.* (Machinery)	148	5,806
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	222	4,733
Chegg, Inc.* (Diversified Consumer Services)	407	6,040
Chemical Financial Corp. (Banks)	296	15,469
ChemoCentryx, Inc.* (Biotechnology)	259	1,922
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	296	7,983
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	481	8,081
Chico’s FAS, Inc. (Specialty Retail)	629	5,630
Chimerix, Inc.* (Biotechnology)	407	2,137
Ciena Corp.* (Communications Equipment)	592	13,006
Cimpress N.V.* (Internet Software & Services)	111	10,840
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	222	4,407
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	259	13,810
Citizens, Inc.* (Insurance)	333	2,448
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	222	3,057
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	999	2,478
Clear Channel Outdoor Holdings, Inc. (Media)	444	2,065
Cleveland- Cliffs, Inc.* (Metals & Mining)	1,369	9,788
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	629	2,302
Clovis Oncology, Inc.* (Biotechnology)	185	15,243
CNO Financial Group, Inc. (Insurance)	740	17,271
CoBiz Financial, Inc. (Banks)	222	4,360
Codexis, Inc.* (Chemicals)	407	2,707
Coeur Mining, Inc.* (Metals & Mining)	851	7,821
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	185	9,046
Coherus Biosciences, Inc.* (Biotechnology)	222	2,964
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	185	4,410
Columbia Banking System, Inc. (Banks)	259	10,906
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	148	9,114
Comfort Systems USA, Inc. (Construction & Engineering)	185	6,605
CommerceHub, Inc.* — Series C (Internet Software & Services)	185	3,950
Commercial Metals Co. (Metals & Mining)	518	9,858
Commercial Vehicle Group, Inc.* (Machinery)	222	1,632
Community Bank System, Inc. (Banks)	222	12,266
Community Health Systems, Inc.* (Health Care Providers & Services)	518	3,978
CommVault Systems, Inc.* (Software)	185	11,248
Compass Minerals International, Inc. (Metals & Mining)	148	9,605
Conatus Pharmaceuticals, Inc.* (Biotechnology)	333	1,828
ConforMIS, Inc.* (Health Care Equipment & Supplies)	407	1,433
CONMED Corp. (Health Care Equipment & Supplies)	148	7,766
ConnectOne Bancorp, Inc. (Banks)	185	4,551
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	259	4,942
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	259	1,303
Continental Building Products, Inc.* (Building Products)	185	4,810
Control4 Corp.* (Electronic Equipment, Instruments & Components)	148	4,360
Convergys Corp. (IT Services)	407	10,537
Cooper Tire & Rubber Co. (Auto Components)	259	9,687
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	370	2,646
Corcept Therapeutics, Inc.* (Pharmaceuticals)	481	9,283
Core-Mark Holding Co., Inc. (Distributors)	222	7,135
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,073	1,631
Cornerstone OnDemand, Inc.* (Internet Software & Services)	222	9,015
Costamare, Inc. (Marine)	296	1,829
Cotiviti Holdings, Inc.* (Health Care Technology)	148	5,325
Coupa Software, Inc.* (Internet Software & Services)	148	4,610
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,776	16,588
Covanta Holding Corp. (Commercial Services & Supplies)	555	8,242
Cowen Group, Inc.* - Class A (Capital Markets)	185	3,293
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	222	4,318
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	444	12,516
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	444	4,307
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	222	3,159
CryoLife, Inc.* (Health Care Equipment & Supplies)	185	4,200
CSG Systems International, Inc. (IT Services)	148	5,935

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CTS Corp. (Electronic Equipment, Instruments & Components)	185	$4,459
Cubic Corp. (Aerospace & Defense)	111	5,661
Curis, Inc.* (Biotechnology)	1,110	1,654
Curtiss-Wright Corp. (Aerospace & Defense)	185	19,339
Customers Bancorp, Inc.* (Banks)	148	4,828
CVB Financial Corp. (Banks)	444	10,731
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	740	6,394
Cytokinetics, Inc.* (Biotechnology)	259	3,756
Cytomx Therapeutics, Inc.* (Biotechnology)	185	3,361
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	259	2,738
Dana Holding Corp. (Auto Components)	629	17,586
Darling Ingredients, Inc.* (Food Products)	740	12,965
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	185	9,709
Dean Foods Co. (Food Products)	407	4,428
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	148	10,125
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	222	3,405
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	296	7,912
Deluxe Corp. (Commercial Services & Supplies)	222	16,198
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,294	3,074
Denny’s Corp.* (Hotels, Restaurants & Leisure)	370	4,607
Depomed, Inc.* (Pharmaceuticals)	333	1,928
Dermira, Inc.* (Pharmaceuticals)	185	4,995
DHI Group, Inc.* (Internet Software & Services)	629	1,635
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	592	2,356
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	333	4,829
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	888	9,724
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	333	7,608
Digi International, Inc.* (Communications Equipment)	222	2,353
DigitalGlobe, Inc.* (Aerospace & Defense)	296	10,434
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	185	3,978
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	185	5,537
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	259	5,364
Donnelley Financial Solutions, Inc.* (Capital Markets)	148	3,191
Dorman Products, Inc.* (Auto Components)	111	7,950
Dril-Quip, Inc.* (Energy Equipment & Services)	185	8,167
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	592	2,137
DSW, Inc. - Class A (Specialty Retail)	333	7,153
Durect Corp.* (Pharmaceuticals)	1,406	2,489
Dycom Industries, Inc.* (Construction & Engineering)	148	12,710
Dynavax Technologies Corp.* (Biotechnology)	333	7,160
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	592	5,796
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	333	2,421
Eagle Bancorp, Inc.* (Banks)	148	9,923
Eagle Bulk Shipping, Inc.* (Marine)	370	1,676
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	185	3,824
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	148	13,042
Ebix, Inc. (Software)	111	7,243
Echo Global Logistics, Inc.* (Air Freight & Logistics)	185	3,487
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	777	1,943
Editas Medicine, Inc.* (Biotechnology)	222	5,330
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	333	11,965
El Paso Electric Co. (Electric Utilities)	185	10,221
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	222	5,694
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	259	3,605
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	222	9,474
Ellie Mae, Inc.* (Software)	148	12,155
EMCOR Group, Inc. (Construction & Engineering)	259	17,969
EMCORE Corp.* (Communications Equipment)	222	1,820
Emergent BioSolutions, Inc.* (Biotechnology)	185	7,483
Employers Holdings, Inc. (Insurance)	148	6,727
Encore Capital Group, Inc.* (Consumer Finance)	111	4,917
Endologix, Inc.* (Health Care Equipment & Supplies)	555	2,475
Endurance International Group Holdings, Inc.* (Internet Software & Services)	370	3,034
Energy Recovery, Inc.* (Machinery)	296	2,338
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	148	1,530
EnerSys (Electrical Equipment)	185	12,797
Ennis, Inc. (Commercial Services & Supplies)	148	2,908
Enova International, Inc.* (Consumer Finance)	222	2,986
Ensco PLCADR - Class A (Energy Equipment & Services)	1,406	8,393
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	629	18,146
Entercom Communications Corp. - Class A (Media)	222	2,542
Entravision Communications Corp. - Class A (Media)	444	2,531
Envestnet, Inc.* (Internet Software & Services)	185	9,435
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	259	2,712

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	407	$1,327
EPAM Systems, Inc.* (IT Services)	222	19,521
Epizyme, Inc.* (Biotechnology)	259	4,934
Eros International PLC* (Media)	222	3,175
ESCO Technologies, Inc. (Machinery)	111	6,654
Essendant, Inc. (Commercial Services & Supplies)	222	2,924
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	333	13,487
Esterline Technologies Corp.* (Aerospace & Defense)	111	10,007
Ethan Allen Interiors, Inc. (Household Durables)	148	4,795
Etsy, Inc.* (Internet & Direct Marketing Retail)	555	9,369
Evercore Partners, Inc. - Class A (Capital Markets)	185	14,846
Everi Holdings, Inc.* (IT Services)	407	3,089
EVERTEC, Inc. (IT Services)	296	4,692
Evolent Health, Inc.* (Health Care Technology)	185	3,293
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	259	1,865
Exact Sciences Corp.* (Biotechnology)	481	22,664
ExlService Holdings, Inc.* (IT Services)	148	8,631
Exponent, Inc. (Professional Services)	111	8,203
Express, Inc.* (Specialty Retail)	481	3,252
Exterran Corp.* (Energy Equipment & Services)	185	5,848
Extreme Networks, Inc.* (Communications Equipment)	555	6,599
EZCORP, Inc.* - Class A (Consumer Finance)	333	3,164
Fabrinet* (Electronic Equipment, Instruments & Components)	185	6,856
Fair Isaac Corp. (Software)	148	20,794
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	851	4,068
Farmers National Banc Corp. (Banks)	185	2,784
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	259	2,341
Fate Therapeutics, Inc.* (Biotechnology)	518	2,051
FCB Financial Holdings, Inc.* - Class A (Banks)	148	7,148
Federal Signal Corp. (Machinery)	296	6,299
Ferro Corp.* (Chemicals)	407	9,076
FibroGen, Inc.* (Biotechnology)	259	13,934
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	148	2,812
Financial Engines, Inc. (Capital Markets)	259	9,000
Finisar Corp.* (Communications Equipment)	481	10,664
First Bancorp (Banks)	148	5,093
First BanCorp.* (Banks)	851	4,357
First Busey Corp. (Banks)	148	4,641
First Commonwealth Financial Corp. (Banks)	481	6,797
First Financial Bancorp (Banks)	296	7,740
First Financial Bankshares, Inc. (Banks)	296	13,379
First Foundation, Inc.* (Banks)	185	3,310
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	15,587
First Interstate Bancsys - Class A (Banks)	148	5,661
First Merchants Corp. (Banks)	185	7,942
First Midwest Bancorp, Inc. (Banks)	444	10,398
First of Long Island Corp. (The) (Banks)	148	4,507
FirstCash, Inc. (Consumer Finance)	222	14,019
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	925	6,438
Five Below, Inc.* (Specialty Retail)	222	12,183
Five Prime Therapeutics, Inc.* (Biotechnology)	148	6,055
Five9, Inc.* (Internet Software & Services)	259	6,190
Flexion Therapeutics, Inc.* (Biotechnology)	185	4,473
Flotek Industries, Inc.* (Chemicals)	333	1,548
Fluidigm Corp.* (Life Sciences Tools & Services)	407	2,051
Flushing Financial Corp. (Banks)	148	4,399
FNFV Group* (Diversified Financial Services)	333	5,711
Forestar Group, Inc.*+ (Real Estate Management & Development)	222	3,572
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	370	6,235
Fortress Biotech, Inc.* (Biotechnology)	407	1,799
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	333	5,295
Forward Air Corp. (Air Freight & Logistics)	148	8,469
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	296	2,762
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	296	7,376
Fox Factory Holding Corp.* (Auto Components)	185	7,974
Francesca’s Holdings Corp.* (Specialty Retail)	259	1,906
Franklin Electric Co., Inc. (Machinery)	222	9,957
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	518	5,501
Frank’s International N.V. (Energy Equipment & Services)	333	2,571
Fred’s, Inc. - Class A (Multiline Retail)	259	1,668
Fresh Del Monte Produce, Inc. (Food Products)	148	6,728
Freshpet, Inc.* (Food Products)	185	2,895
Frontier Communications Corp. (Diversified Telecommunication Services)	370	4,362
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	518	3,129
FTI Consulting, Inc.* (Professional Services)	185	6,564
Fulton Financial Corp. (Banks)	740	13,875
FutureFuel Corp. (Chemicals)	185	2,912
GAIN Capital Holdings, Inc. (Capital Markets)	333	2,128
Gannett Co., Inc. (Media)	592	5,328
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	222	3,874
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,665	1,465
GATX Corp. (Trading Companies & Distributors)	185	11,389

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GCP Applied Technologies, Inc.* (Chemicals)	333	$10,223
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	407	1,836
Generac Holdings, Inc.* (Electrical Equipment)	259	11,896
General Cable Corp. (Electrical Equipment)	259	4,882
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	148	6,037
Genesis Healthcare, Inc.* (Health Care Providers & Services)	777	901
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	259	2,494
Genocea Biosciences, Inc.* (Biotechnology)	333	486
Gentherm, Inc.* (Auto Components)	185	6,873
Genworth Financial, Inc.* - Class A (Insurance)	2,294	8,832
Geron Corp.* (Biotechnology)	999	2,178
Getty Realty Corp. (Equity Real Estate Investment Trusts)	148	4,234
Gibraltar Industries, Inc.* (Building Products)	148	4,610
Gigamon, Inc.* (Software)	185	7,798
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	222	6,442
Glacier Bancorp, Inc. (Banks)	333	12,574
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	148	3,296
Glaukos Corp.* (Health Care Equipment & Supplies)	148	4,884
Global Blood Therapeutics, Inc.* (Biotechnology)	185	5,744
Global Eagle Entertainment, Inc.* (Media)	592	2,025
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	333	7,289
Globalstar, Inc.* (Diversified Telecommunication Services)	2,294	3,739
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	333	9,897
Glu Mobile, Inc.* (Software)	851	3,200
Gms, Inc.* (Trading Companies & Distributors)	111	3,929
GNC Holdings, Inc. - Class A (Specialty Retail)	407	3,598
Gogo, Inc.* (Internet Software & Services)	333	3,933
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	444	10,038
Gold Resource Corp. (Metals & Mining)	481	1,804
GoPro, Inc.* - Class A (Household Durables)	555	6,111
Government Properties Income Trust (Equity Real Estate Investment Trusts)	333	6,250
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	629	19,028
Grand Canyon Education, Inc.* (Diversified Consumer Services)	185	16,803
Granite Construction, Inc. (Construction & Engineering)	185	10,721
Gray Television, Inc.* (Media)	333	5,228
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	481	2,333
Great Western Bancorp, Inc. (Banks)	259	10,692
Green Dot Corp.* - Class A (Consumer Finance)	222	11,007
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	185	3,728
Greenhill & Co., Inc. (Capital Markets)	148	2,457
Greenlight Capital Re, Ltd.* - Class A (Insurance)	185	4,005
Greif, Inc. - Class A (Containers & Packaging)	111	6,498
Griffon Corp. (Building Products)	148	3,286
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,702	8,850
GrubHub, Inc.* (Internet Software & Services)	370	19,485
GTT Communications, Inc.* (Internet Software & Services)	148	4,684
Guaranty BanCorp (Banks)	148	4,114
GUESS?, Inc. (Specialty Retail)	333	5,671
H&E Equipment Services, Inc. (Trading Companies & Distributors)	185	5,402
H.B. Fuller Co. (Chemicals)	222	12,889
Haemonetics Corp.* (Health Care Equipment & Supplies)	222	9,961
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	444	3,019
Halozyme Therapeutics, Inc.* (Biotechnology)	518	8,998
Halyard Health, Inc.* (Health Care Equipment & Supplies)	222	9,997
Hancock Holding Co. (Banks)	370	17,926
Hanmi Financial Corp. (Banks)	148	4,581
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	259	6,312
Harmonic, Inc.* (Communications Equipment)	518	1,580
Harsco Corp.* (Machinery)	370	7,733
Hawaiian Holdings, Inc.* (Airlines)	222	8,336
HC2 Holdings, Inc. (Construction & Engineering)	333	1,758
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	481	15,556
Healthcare Services Group, Inc. (Commercial Services & Supplies)	296	15,976
HealthEquity, Inc.* (Health Care Providers & Services)	222	11,229
HealthSouth Corp. (Health Care Providers & Services)	370	17,149
HealthStream, Inc.* (Health Care Technology)	148	3,459
Heartland Express, Inc. (Road & Rail)	259	6,496
Heartland Financial USA, Inc. (Banks)	111	5,483
Hecla Mining Co. (Metals & Mining)	1,776	8,916
Helen of Troy, Ltd.* (Household Durables)	111	10,756
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	740	5,469
Herc Holdings, Inc.* (Trading Companies & Distributors)	111	5,453
Heritage Commerce Corp. (Banks)	222	3,159
Heritage Financial Corp. (Banks)	148	4,366
Heritage Insurance Holdings, Inc. (Insurance)	185	2,444
Herman Miller, Inc. (Commercial Services & Supplies)	259	9,298

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heron Therapeutics, Inc.* (Biotechnology)	259	$4,183
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	222	4,145
Hertz Global Holdings, Inc.* (Road & Rail)	333	7,446
HFF, Inc. - Class A (Real Estate Management & Development)	185	7,319
Hill International, Inc.* (Professional Services)	370	1,758
Hillenbrand, Inc. (Machinery)	296	11,500
Hilltop Holdings, Inc. (Banks)	333	8,658
HMS Holdings Corp.* (Health Care Technology)	407	8,083
HNI Corp. (Commercial Services & Supplies)	185	7,672
Home BancShares, Inc. (Banks)	555	13,997
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	148	3,996
Hope Bancorp, Inc. (Banks)	592	10,484
Horace Mann Educators Corp. (Insurance)	185	7,280
Horizon Global Corp.* (Auto Components)	185	3,263
Horizon Pharma PLC* (Pharmaceuticals)	740	9,383
Hortonworks, Inc.* (Internet Software & Services)	259	4,390
Hostess Brands, Inc.* (Food Products)	370	5,054
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	481	5,796
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	999	1,928
HRG Group, Inc.* (Household Products)	518	8,086
HSN, Inc. (Internet & Direct Marketing Retail)	148	5,779
Hub Group, Inc.* - Class A (Air Freight & Logistics)	148	6,357
Hubspot, Inc.* (Software)	148	12,439
Hudson Technologies, Inc.* (Commercial Services & Supplies)	296	2,312
Huttig Building Products, Inc.* (Trading Companies & Distributors)	259	1,829
IBERIABANK Corp. (Banks)	222	18,236
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	370	2,105
IDACORP, Inc. (Electric Utilities)	222	19,520
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,110	2,475
Ignyta, Inc.* (Biotechnology)	333	4,113
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	259	10,658
ILG, Inc. (Hotels, Restaurants & Leisure)	481	12,857
IMAX Corp.* (Media)	259	5,866
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	259	2,116
ImmunoGen, Inc.* (Biotechnology)	592	4,529
Immunomedics, Inc.* (Biotechnology)	555	7,759
Impax Laboratories, Inc.* (Pharmaceuticals)	370	7,511
Imperva, Inc.* (Software)	148	6,423
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	222	11,611
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	407	1,547
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	407	4,139
Independent Bank Corp. (Banks)	111	8,286
Infinera Corp.* (Communications Equipment)	666	5,907
Information Services Group, Inc.* (IT Services)	407	1,636
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	222	4,966
Ingevity Corp.* (Chemicals)	185	11,557
InnerWorkings, Inc.* (Commercial Services & Supplies)	296	3,330
Innospec, Inc. (Chemicals)	111	6,843
Innoviva, Inc.* (Pharmaceuticals)	407	5,747
Inovalon Holdings, Inc.* (Health Care Technology)	333	5,678
Inovio Pharmaceuticals, Inc.* (Biotechnology)	407	2,580
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	185	7,343
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	185	8,495
Insmed, Inc.* (Biotechnology)	333	10,393
Insulet Corp.* (Health Care Equipment & Supplies)	259	14,266
Insys Therapeutics, Inc.* (Biotechnology)	185	1,643
Integer Holdings Corp.* (Health Care Equipment & Supplies)	148	7,570
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	259	13,074
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	592	15,735
Intelsat S.A.* (Diversified Telecommunication Services)	481	2,261
InterDigital, Inc. (Communications Equipment)	148	10,915
Interface, Inc. (Commercial Services & Supplies)	296	6,482
Internap Corp.* (Internet Software & Services)	666	2,897
International Bancshares Corp. (Banks)	259	10,386
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	185	3,645
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	148	5,328
Intersect ENT, Inc.* (Pharmaceuticals)	148	4,610
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	259	4,087
Intrepid Potash, Inc.* (Chemicals)	814	3,549
Invacare Corp. (Health Care Equipment & Supplies)	222	3,497
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	518	8,872
Investment Technology Group, Inc. (Capital Markets)	185	4,096
Investors Bancorp, Inc. (Banks)	1,110	15,140
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	666	4,069
Invitae Corp.* (Biotechnology)	259	2,427
Iovance Biotherapeutics, Inc.* (Biotechnology)	407	3,154
Iridium Communications, Inc.* (Diversified Telecommunication Services)	444	4,573
iRobot Corp.* (Household Durables)	111	8,554

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	592	$9,336
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	370	4,366
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	296	1,968
Itron, Inc.* (Electronic Equipment, Instruments & Components)	148	11,463
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	185	4,385
J.C. Penney Co., Inc.* (Multiline Retail)	1,480	5,639
j2 Global, Inc. (Internet Software & Services)	185	13,668
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	148	15,084
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	222	3,033
John Bean Technologies Corp. (Machinery)	148	14,963
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	777	1,492
K12, Inc.* (Diversified Consumer Services)	185	3,300
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	222	4,709
Kaman Corp. - Class A (Trading Companies & Distributors)	111	6,192
KapStone Paper & Packaging Corp. (Paper & Forest Products)	407	8,746
Karyopharm Therapeutics, Inc.* (Biotechnology)	259	2,844
KB Home (Household Durables)	370	8,924
KBR, Inc. (Construction & Engineering)	666	11,908
Keane Group, Inc.* (Energy Equipment & Services)	185	3,086
Kearny Financial Corp. (Thrifts & Mortgage Finance)	407	6,247
Kelly Services, Inc. - Class A (Professional Services)	185	4,642
KEMET Corp.* (Electronic Equipment, Instruments & Components)	259	5,473
Kemper Corp. (Insurance)	185	9,805
Kennametal, Inc. (Machinery)	333	13,433
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	407	7,550
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	481	3,415
Kforce, Inc. (Professional Services)	148	2,990
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	185	4,005
Kimball International, Inc. - Class B (Commercial Services & Supplies)	222	4,389
Kindred Healthcare, Inc. (Health Care Providers & Services)	444	3,019
Kite Pharma, Inc.* (Biotechnology)	222	39,917
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	370	7,493
Klondex Mines, Ltd.* (Metals & Mining)	999	3,636
KLX, Inc.* (Aerospace & Defense)	222	11,750
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	333	13,835
Knoll, Inc. (Commercial Services & Supplies)	259	5,180
Knowles Corp.* (Electronic Equipment, Instruments & Components)	407	6,215
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	555	2,314
Korn/Ferry International (Professional Services)	222	8,752
Kraton Performance Polymers, Inc.* (Chemicals)	148	5,985
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	370	4,840
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	407	7,123
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	370	5,099
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	851	2,451
Lakeland Bancorp, Inc. (Banks)	222	4,529
Lakeland Financial Corp. (Banks)	111	5,408
Landec Corp.* (Food Products)	185	2,396
Lannett Co., Inc.* (Pharmaceuticals)	185	3,413
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	185	3,293
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	481	13,959
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	666	3,470
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	222	3,230
La-Z-Boy, Inc. (Household Durables)	222	5,972
LCI Industries (Auto Components)	111	12,859
LegacyTexas Financial Group, Inc. (Banks)	222	8,862
LendingClub Corp.* (Consumer Finance)	1,443	8,788
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	222	2,728
Lexington Realty Trust (Equity Real Estate Investment Trusts)	962	9,832
Liberty Braves Group* - Class C (Media)	185	4,675
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	370	4,570
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	407	1,819
Limelight Networks, Inc.* (Internet Software & Services)	666	2,644
Liquidity Services, Inc.* (Internet Software & Services)	259	1,528
Lithia Motors, Inc. - Class A (Specialty Retail)	111	13,355
LivaNova PLC* (Health Care Equipment & Supplies)	222	15,553
LivePerson, Inc.* (Internet Software & Services)	296	4,011
Louisiana-Pacific Corp.* (Paper & Forest Products)	629	17,033
LSC Communications, Inc. (Commercial Services & Supplies)	185	3,054
LSI Industries, Inc. (Electrical Equipment)	222	1,467
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	185	8,691
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	148	5,769
Lumentum Holdings, Inc.* (Communications Equipment)	259	14,077

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Luminex Corp. (Life Sciences Tools & Services)	222	$4,513
M.D.C. Holdings, Inc. (Household Durables)	185	6,144
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	185	8,253
M/I Homes, Inc.* (Household Durables)	148	3,956
Macatawa Bank Corp. (Banks)	222	2,278
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	407	9,650
MacroGenics, Inc.* (Biotechnology)	185	3,419
Magellan Health, Inc.* (Health Care Providers & Services)	111	9,579
Maiden Holdings, Ltd. (Insurance)	370	2,942
MainSource Financial Group, Inc. (Banks)	148	5,307
ManTech International Corp. - Class A (IT Services)	148	6,534
MarineMax, Inc.* (Specialty Retail)	148	2,449
Marten Transport, Ltd. (Road & Rail)	259	5,322
Masimo Corp.* (Health Care Equipment & Supplies)	185	16,013
Masonite International Corp.* (Building Products)	148	10,242
MasTec, Inc.* (Construction & Engineering)	296	13,734
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	407	11,049
Matinas BioPharma Holdings, Inc.* (Biotechnology)	666	879
Matrix Service Co.* (Energy Equipment & Services)	222	3,374
Matson, Inc. (Marine)	222	6,256
Matthews International Corp. - Class A (Commercial Services & Supplies)	148	9,213
MAXIMUS, Inc. (IT Services)	259	16,707
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	296	7,030
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	333	1,708
MB Financial, Inc. (Banks)	333	14,992
MBIA, Inc.* (Insurance)	629	5,472
McDermott International, Inc.* (Energy Equipment & Services)	1,295	9,414
McGrath RentCorp (Commercial Services & Supplies)	111	4,856
MDC Partners, Inc.* - Class A (Media)	370	4,070
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	222	2,609
MediciNova, Inc.* (Biotechnology)	333	2,121
Medidata Solutions, Inc.* (Health Care Technology)	222	17,329
Mercury Systems, Inc.* (Aerospace & Defense)	222	11,517
Meredith Corp. (Media)	185	10,267
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,830
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	222	3,175
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	222	9,402
Meritage Homes Corp.* (Household Durables)	185	8,214
Meritor, Inc.* (Machinery)	407	10,586
Merrimack Pharmaceuticals, Inc. (Biotechnology)	148	2,152
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	185	7,835
MGE Energy, Inc. (Electric Utilities)	148	9,561
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,591	19,935
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	888	2,469
Milacron Holdings Corp.* (Machinery)	222	3,743
MiMedx Group, Inc.* (Biotechnology)	481	5,714
Mindbody, Inc.* (Internet Software & Services)	185	4,782
Minerals Technologies, Inc. (Chemicals)	148	10,456
Minerva Neurosciences, Inc.* (Biotechnology)	222	1,687
Mitek System, Inc.* (Software)	259	2,461
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	222	20,967
Mobile Mini, Inc. (Commercial Services & Supplies)	222	7,648
MobileIron, Inc.* (Software)	407	1,506
Model N, Inc.* (Software)	185	2,766
Modine Manufacturing Co.* (Auto Components)	259	4,986
Moelis & Co. (Capital Markets)	111	4,779
Molina Healthcare, Inc.* (Health Care Providers & Services)	185	12,720
Momenta Pharmaceuticals, Inc.* (Biotechnology)	370	6,845
MoneyGram International, Inc.* (IT Services)	185	2,980
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	333	5,391
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	185	19,711
Monotype Imaging Holdings, Inc. (Software)	222	4,274
Monro Muffler Brake, Inc. (Specialty Retail)	148	8,295
Moog, Inc.* - Class A (Aerospace & Defense)	148	12,348
MRC Global, Inc.* (Trading Companies & Distributors)	407	7,118
MSA Safety, Inc. (Commercial Services & Supplies)	148	11,767
MSG Networks, Inc.* - Class A (Media)	296	6,275
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	259	5,025
Mueller Industries, Inc. (Machinery)	259	9,052
Mueller Water Products, Inc. - Class A (Machinery)	703	8,998
Myriad Genetics, Inc.* (Biotechnology)	296	10,709
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	148	4,262
Nantkwest, Inc.* (Biotechnology)	333	1,825
Natera, Inc.* (Biotechnology)	222	2,862
National Bank Holdings Corp. (Banks)	148	5,282
National CineMedia, Inc. (Media)	407	2,841

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National General Holdings Corp. (Insurance)	259	$4,949
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	185	14,299
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	222	5,381
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	185	3,435
Natus Medical, Inc.* (Health Care Equipment & Supplies)	148	5,550
Nautilus, Inc.* (Leisure Products)	185	3,127
Navigant Consulting, Inc.* (Professional Services)	259	4,382
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,073	1,309
Navios Maritime Holdings, Inc.* (Marine)	1,258	2,101
Navistar International Corp.* (Machinery)	222	9,784
NBT Bancorp, Inc. (Banks)	185	6,793
NCI Building Systems, Inc.* (Building Products)	222	3,463
Nektar Therapeutics* (Pharmaceuticals)	666	15,984
Neogen Corp.* (Health Care Equipment & Supplies)	148	11,464
NeoGenomics, Inc.* (Life Sciences Tools & Services)	370	4,118
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	259	1,440
NETGEAR, Inc.* (Communications Equipment)	148	7,045
NetScout Systems, Inc.* (Communications Equipment)	370	11,970
Nevro Corp.* (Health Care Equipment & Supplies)	111	10,088
New Jersey Resources Corp. (Gas Utilities)	370	15,596
New Media Investment Group, Inc. (Media)	296	4,378
New Relic, Inc.* (Internet Software & Services)	148	7,370
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	444	4,063
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	629	3,868
Newpark Resources, Inc.* (Energy Equipment & Services)	481	4,810
NewStar Financial, Inc. (Diversified Financial Services)	222	2,606
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	222	1,621
Nexstar Broadcasting Group, Inc. - Class A (Media)	185	11,525
NIC, Inc. (Internet Software & Services)	296	5,076
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	333	4,129
NN, Inc. (Machinery)	148	4,292
Noble Corp. PLC* (Energy Equipment & Services)	1,258	5,787
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	592	3,161
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	222	3,852
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	296	3,792
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	444	7,668
Northwest Natural Gas Co. (Gas Utilities)	148	9,531
NorthWestern Corp. (Multi-Utilities)	222	12,641
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	148	6,453
Novavax, Inc.* (Biotechnology)	2,183	2,489
Novocure, Ltd.* (Health Care Equipment & Supplies)	296	5,876
NOW, Inc.* (Trading Companies & Distributors)	481	6,643
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	185	3,509
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	333	6,427
Nutanix, Inc.* (Internet Software & Services)	185	4,142
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	148	8,273
NuVasive, Inc.* (Health Care Equipment & Supplies)	222	12,312
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	296	8,170
Nymox Pharmaceutical Corp.* (Biotechnology)	407	1,555
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,036	9,448
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	148	4,069
Oclaro, Inc.* (Communications Equipment)	777	6,706
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	814	2,800
Office Depot, Inc. (Specialty Retail)	2,220	10,079
OFG Bancorp (Banks)	296	2,708
Oil States International, Inc.* (Energy Equipment & Services)	259	6,566
Old National Bancorp (Banks)	592	10,834
Old Second Bancorp, Inc. (Banks)	222	2,986
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	222	10,301
OM Asset Management PLC (Capital Markets)	296	4,416
Omeros Corp.* (Pharmaceuticals)	222	4,800
Omnicell, Inc.* (Health Care Technology)	185	9,444
OMNOVA Solutions, Inc.* (Chemicals)	296	3,241
On Assignment, Inc.* (Professional Services)	222	11,916
On Deck Capital, Inc.* (Diversified Financial Services)	444	2,073
ONE Gas, Inc. (Gas Utilities)	222	16,348
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	296	6,660
ORBCOMM, Inc.* (Diversified Telecommunication Services)	370	3,874
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	259	2,639
Organovo Holdings, Inc.* (Biotechnology)	814	1,807
Orion Marine Group, Inc.* (Construction & Engineering)	259	1,699
Oritani Financial Corp. (Thrifts & Mortgage Finance)	222	3,730

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	185	$11,293
Otonomy, Inc.* (Biotechnology)	185	601
Otter Tail Corp. (Electric Utilities)	185	8,020
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	592	1,557
Owens & Minor, Inc. (Health Care Providers & Services)	259	7,563
P.H. Glatfelter Co. (Paper & Forest Products)	222	4,318
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	666	3,497
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	333	1,848
Pacific Premier Bancorp, Inc.* (Banks)	185	6,984
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	185	6,947
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	111	8,111
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	185	3,848
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	148	3,715
Park Sterling Corp. (Banks)	296	3,676
Parker Drilling Co.* (Energy Equipment & Services)	1,332	1,465
Parkway, Inc. (Equity Real Estate Investment Trusts)	222	5,113
Party City Holdco, Inc.* (Specialty Retail)	185	2,507
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	333	8,025
Paycom Software, Inc.* (Software)	222	16,641
Paylocity Holding Corp.* (Software)	111	5,419
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	296	14,512
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	185	2,866
PDL BioPharma, Inc.* (Biotechnology)	1,110	3,763
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	222	6,440
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	296	10,697
Pegasystems, Inc. (Software)	148	8,532
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	370	8,654
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	370	3,881
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	333	5,791
Penumbra, Inc.* (Health Care Equipment & Supplies)	148	13,364
Perficient, Inc.* (IT Services)	185	3,639
Performance Food Group Co.* (Food & Staples Retailing)	333	9,407
PGT, Inc.* (Building Products)	296	4,425
PharMerica Corp.* (Health Care Providers & Services)	148	4,336
PHH Corp.* (Thrifts & Mortgage Finance)	296	4,123
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	370	3,275
Physicians Realty Trust (Equity Real Estate Investment Trusts)	666	11,808
Pier 1 Imports, Inc. (Specialty Retail)	518	2,170
Pieris Pharmaceuticals, Inc.* (Biotechnology)	407	2,344
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	259	5,519
Pioneer Energy Services Corp.* (Energy Equipment & Services)	814	2,076
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	333	1,568
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	370	9,983
Planet Payment, Inc.* (IT Services)	481	2,063
Plantronics, Inc. (Communications Equipment)	148	6,545
Plexus Corp.* (Electronic Equipment, Instruments & Components)	148	8,300
Plug Power, Inc.* (Electrical Equipment)	1,406	3,670
PNM Resources, Inc. (Electric Utilities)	333	13,420
PolyOne Corp. (Chemicals)	370	14,812
Portland General Electric Co. (Electric Utilities)	370	16,887
Portola Pharmaceuticals, Inc.* (Biotechnology)	222	11,995
Potlatch Corp. (Equity Real Estate Investment Trusts)	185	9,435
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	148	10,834
PRA Group, Inc.* (Consumer Finance)	222	6,360
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	185	14,091
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	185	3,493
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	222	11,120
Primerica, Inc. (Insurance)	185	15,087
Primo Water Corp.* (Beverages)	185	2,192
Primoris Services Corp. (Construction & Engineering)	185	5,443
Progenics Pharmaceuticals, Inc.* (Biotechnology)	444	3,268
Progress Software Corp. (Software)	222	8,474
Proofpoint, Inc.* (Software)	185	16,136
ProPetro Holding Corp.* (Energy Equipment & Services)	185	2,655
PROS Holdings, Inc.* (Software)	148	3,571
Prothena Corp. PLC* (Biotechnology)	185	11,982
Proto Labs, Inc.* (Machinery)	111	8,913
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	296	7,894
PTC Therapeutics, Inc.* (Biotechnology)	185	3,702
Puma Biotechnology, Inc.* (Biotechnology)	111	13,292
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	444	7,100
Q2 Holdings, Inc.* (Internet Software & Services)	148	6,164
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	222	11,624
Quad/Graphics, Inc. (Commercial Services & Supplies)	185	4,183
Quality Care Properties* (Equity Real Estate Investment Trusts)	444	6,882

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quality Systems, Inc.* (Health Care Technology)	259	$4,074
Qualys, Inc.* (Software)	148	7,666
Quanex Building Products Corp. (Building Products)	185	4,246
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	259	1,585
Quidel Corp.* (Health Care Equipment & Supplies)	148	6,491
QuinStreet, Inc.* (Internet Software & Services)	444	3,263
Quotient Technology, Inc.* (Internet Software & Services)	407	6,370
Quotient, Ltd.* (Health Care Equipment & Supplies)	259	1,277
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	370	3,811
R1 RCM, Inc.* (Health Care Providers & Services)	666	2,471
Radian Group, Inc. (Thrifts & Mortgage Finance)	925	17,288
Radiant Logistics, Inc.* (Air Freight & Logistics)	370	1,965
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	444	608
Radius Health, Inc.* (Biotechnology)	185	7,132
RadNet, Inc.* (Health Care Providers & Services)	296	3,419
RAIT Financial Trust (Equity Real Estate Investment Trusts)	851	621
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	518	6,915
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	407	5,295
Raven Industries, Inc. (Industrial Conglomerates)	185	5,994
Rayonier Advanced Materials, Inc. (Chemicals)	222	3,041
RealNetworks, Inc.* (Internet Software & Services)	333	1,598
RealPage, Inc.* (Software)	259	10,334
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	333	7,712
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	370	6,027
Regenxbio, Inc.* (Biotechnology)	185	6,096
Regis Corp.* (Diversified Consumer Services)	259	3,696
Renasant Corp. (Banks)	185	7,937
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	259	3,147
Rent-A-Center, Inc. (Specialty Retail)	259	2,973
Repligen Corp.* (Biotechnology)	148	5,671
Republic First Bancorp, Inc.* (Banks)	296	2,738
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	222	2,393
Resources Connection, Inc. (Professional Services)	185	2,572
Restoration Hardware, Inc.* (Specialty Retail)	148	10,407
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	481	9,144
Retrophin, Inc.* (Biotechnology)	222	5,526
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	296	8,472
Rexnord Corp.* (Machinery)	444	11,282
Rigel Pharmaceuticals, Inc.* (Biotechnology)	925	2,350
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	259	3,753
RingCentral, Inc.* - Class A (Software)	296	12,358
RLI Corp. (Insurance)	185	10,612
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	555	12,210
Roadrunner Transportation Systems, Inc.* (Road & Rail)	296	2,821
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	333	2,850
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	555	7,132
RPX Corp.* (Professional Services)	259	3,440
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	444	2,020
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	703	1,504
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	185	4,866
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	148	6,851
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	185	3,876
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	185	11,561
S&T Bancorp, Inc. (Banks)	185	7,322
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	296	6,494
Safe Bulkers, Inc.* (Marine)	666	1,825
Sage Therapeutics, Inc.* (Biotechnology)	148	9,220
Saia, Inc.* (Road & Rail)	111	6,954
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	444	2,140
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	185	3,717
Sandy Spring Bancorp, Inc. (Banks)	111	4,600
Sangamo BioSciences, Inc.* (Biotechnology)	444	6,660
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	333	12,371
Sarepta Therapeutics, Inc.* (Biotechnology)	259	11,748
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	111	4,845
Schneider National, Inc. - Class B (Road & Rail)	185	4,681
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	148	4,166
Scholastic Corp. (Media)	148	5,506
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	148	6,136
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	296	3,315
Science Applications International Corp. (IT Services)	185	12,367
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	259	11,875
Scorpio Bulkers, Inc.* (Marine)	407	2,869

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	962	$3,300
Seacoast Banking Corp. of Florida* (Banks)	222	5,304
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	333	4,326
Select Comfort Corp.* (Specialty Retail)	185	5,744
Select Income REIT (Equity Real Estate Investment Trusts)	296	6,932
Select Medical Holdings Corp.* (Health Care Providers & Services)	518	9,946
Selective Insurance Group, Inc. (Insurance)	259	13,947
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	296	8,510
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	296	11,115
Sensient Technologies Corp. (Chemicals)	185	14,230
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	444	1,328
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	111	5,114
ServiceSource International, Inc.* (IT Services)	592	2,048
ServisFirst Bancshares, Inc. (Banks)	222	8,625
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	222	8,259
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	333	4,829
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	148	7,175
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	333	2,098
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	185	14,782
Silver Spring Networks, Inc.* (Software)	259	4,188
Simmons First National Corp. - Class A (Banks)	148	8,569
Simpson Manufacturing Co., Inc. (Building Products)	185	9,072
Sinclair Broadcast Group, Inc. - Class A (Media)	333	10,672
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	148	8,599
SkyWest, Inc. (Airlines)	222	9,746
Snyder’s-Lance, Inc. (Food Products)	370	14,112
Sonic Automotive, Inc. - Class A (Specialty Retail)	148	3,019
Sonic Corp. (Hotels, Restaurants & Leisure)	185	4,708
Sonus Networks, Inc.* (Communications Equipment)	333	2,547
Sotheby’s* - Class A (Diversified Consumer Services)	185	8,530
South Jersey Industries, Inc. (Gas Utilities)	333	11,498
South State Corp. (Banks)	111	9,996
Southside Bancshares, Inc. (Banks)	148	5,381
Southwest Gas Corp. (Gas Utilities)	185	14,360
Spartan Motors, Inc. (Auto Components)	259	2,862
SpartanNash Co. (Food & Staples Retailing)	185	4,878
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	481	6,768
Spire, Inc. (Gas Utilities)	222	16,572
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	333	1,502
SPX Corp.* (Machinery)	222	6,513
SPX FLOW, Inc.* (Machinery)	185	7,134
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	962	9,303
STAAR Surgical Co.* (Health Care Equipment & Supplies)	296	3,685
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	407	11,180
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	444	16,148
State Bank Financial Corp. (Banks)	185	5,300
State National Cos., Inc. (Insurance)	185	3,883
Steelcase, Inc. - Class A (Commercial Services & Supplies)	407	6,268
Sterling Bancorp (Banks)	555	13,681
Sterling Construction Co., Inc.* (Construction & Engineering)	222	3,381
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	259	11,215
Stifel Financial Corp. (Capital Markets)	296	15,823
Stoneridge, Inc.* (Auto Components)	185	3,665
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	259	5,988
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	222	2,620
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	481	7,691
Summit Materials, Inc.* - Class A (Construction Materials)	481	15,406
Sun Hydraulics Corp. (Machinery)	111	5,994
SunCoke Energy, Inc.* (Metals & Mining)	370	3,382
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	370	2,697
Sunrun, Inc.* (Electrical Equipment)	555	3,080
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	962	15,459
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	185	4,089
Superior Energy Services, Inc.* (Energy Equipment & Services)	703	7,508
Superior Industries International, Inc. (Auto Components)	148	2,464
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	222	8,880
SUPERVALU, Inc.* (Food & Staples Retailing)	185	4,024
Sykes Enterprises, Inc.* (IT Services)	185	5,395
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	148	5,799
Synchronoss Technologies, Inc.* (Software)	259	2,416
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,184	3,434
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	111	14,042
Syntel, Inc. (IT Services)	185	3,635
Tailored Brands, Inc. (Specialty Retail)	296	4,274
Taylor Morrison Home Corp.* - Class A (Household Durables)	296	6,527
Team, Inc.* (Commercial Services & Supplies)	148	1,976

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	148	$13,150
Teekay Corp. (Oil, Gas & Consumable Fuels)	407	3,635
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,073	1,738
Teladoc, Inc.* (Health Care Providers & Services)	259	8,586
Telenav, Inc.* (Software)	259	1,645
Teligent, Inc.* (Pharmaceuticals)	296	1,986
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	333	3,556
Tenet Healthcare Corp.* (Health Care Providers & Services)	370	6,079
Tenneco, Inc. (Auto Components)	222	13,469
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	592	2,812
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	407	5,381
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	222	8,032
Tesco Corp.* (Energy Equipment & Services)	407	2,218
Tetra Tech, Inc. (Commercial Services & Supplies)	259	12,056
TETRA Technologies, Inc.* (Energy Equipment & Services)	814	2,328
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	296	2,025
Texas Capital Bancshares, Inc.* (Banks)	222	19,047
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	296	14,545
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	185	3,173
TG Therapeutics, Inc.* (Biotechnology)	296	3,508
The Advisory Board Co.* (Professional Services)	185	9,920
The Andersons, Inc. (Food & Staples Retailing)	148	5,069
The Bancorp, Inc.* (Banks)	370	3,060
The Brink’s Co. (Commercial Services & Supplies)	185	15,586
The Buckle, Inc. (Specialty Retail)	185	3,117
The Cato Corp. - Class A (Specialty Retail)	148	1,958
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	185	7,792
The E.W. Scripps Co.* - Class A (Media)	296	5,657
The Ensign Group, Inc. (Health Care Providers & Services)	259	5,851
The Finish Line, Inc. - Class A (Specialty Retail)	222	2,671
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	518	13,934
The Greenbrier Cos., Inc. (Machinery)	148	7,126
The Hackett Group, Inc. (IT Services)	185	2,810
The KEYW Holding Corp.* (Aerospace & Defense)	296	2,253
The Manitowoc Co., Inc.* (Machinery)	703	6,327
The Medicines Co.* (Pharmaceuticals)	296	10,964
The Meet Group, Inc.* (Internet Software & Services)	518	1,886
The New York Times Co. - Class A (Media)	555	10,877
The Rubicon Project, Inc.* (Software)	370	1,439
The St Joe Co.* (Real Estate Management & Development)	259	4,882
TherapeuticsMD, Inc.* (Pharmaceuticals)	888	4,698
Theravance Biopharma, Inc.* (Pharmaceuticals)	185	6,334
Thermon Group Holdings, Inc.* (Electrical Equipment)	185	3,328
Third Point Reinsurance, Ltd.* (Insurance)	407	6,349
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	259	4,999
Tile Shop Holdings, Inc. (Specialty Retail)	185	2,350
Time, Inc. (Media)	481	6,494
TimkenSteel Corp.* (Metals & Mining)	222	3,663
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	259	1,619
Titan International, Inc. (Machinery)	296	3,004
Tivity Health, Inc.* (Health Care Providers & Services)	185	7,548
TiVo Corp. (Software)	518	10,282
TopBuild Corp.* (Household Durables)	185	12,055
TowneBank (Banks)	259	8,677
Travelport Worldwide, Ltd. (IT Services)	592	9,294
Tredegar Corp. (Chemicals)	185	3,330
Trevena, Inc.* (Biotechnology)	666	1,698
Trex Co., Inc.* (Building Products)	148	13,330
TRI Pointe Group, Inc.* (Household Durables)	703	9,708
TriMas Corp.* (Machinery)	222	5,994
TriNet Group, Inc.* (Professional Services)	185	6,220
Trinseo SA (Chemicals)	185	12,414
Triple-S Management Corp.* (Health Care Providers & Services)	148	3,505
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	222	7,388
Triumph Group, Inc. (Aerospace & Defense)	222	6,605
Tronox, Ltd. - Class A (Chemicals)	333	7,026
TrueBlue, Inc.* (Professional Services)	222	4,984
TrueCar, Inc.* (Internet Software & Services)	296	4,674
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	518	4,610
Trustmark Corp. (Banks)	296	9,804
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	444	6,824
Tutor Perini Corp.* (Construction & Engineering)	185	5,254
Twilio, Inc.* (Internet Software & Services)	296	8,836
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	370	11,495
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	185	5,665
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	888	7,699
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	185	9,853
UMB Financial Corp. (Banks)	185	13,781

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	185	$2,877
Umpqua Holdings Corp. (Banks)	925	18,046
Union Bankshares Corp. (Banks)	185	6,531
Unisys Corp.* (IT Services)	296	2,516
Unit Corp.* (Energy Equipment & Services)	259	5,330
United Bankshares, Inc. (Banks)	444	16,495
United Community Banks, Inc. (Banks)	333	9,504
United Community Financial Corp. (Thrifts & Mortgage Finance)	333	3,197
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,737
United Natural Foods, Inc.* (Food & Staples Retailing)	222	9,233
Universal Corp. (Tobacco)	111	6,360
Universal Insurance Holdings, Inc. (Insurance)	185	4,255
Univest Corp. of Pennsylvania (Banks)	148	4,736
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,332	1,838
Urban Edge Properties (Equity Real Estate Investment Trusts)	444	10,709
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	185	4,015
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	370	2,313
Valhi, Inc. (Chemicals)	444	1,079
Valley National Bancorp (Banks)	1,110	13,376
Vanda Pharmaceuticals, Inc.* (Biotechnology)	259	4,636
Varex Imaging Corp.* (Health Care Equipment & Supplies)	185	6,260
VASCO Data Security International, Inc.* (Software)	185	2,229
Vector Group, Ltd. (Tobacco)	407	8,339
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	222	4,751
Veracyte, Inc.* (Biotechnology)	222	1,947
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	518	10,505
Verint Systems, Inc.* (Software)	259	10,839
Versartis, Inc.* (Biotechnology)	185	453
Verso Corp.* - Class A (Paper & Forest Products)	407	2,072
ViaSat, Inc.* (Communications Equipment)	222	14,278
Viavi Solutions, Inc.* (Communications Equipment)	999	9,451
ViewRay, Inc.* (Health Care Equipment & Supplies)	296	1,705
VirnetX Holding Corp.* (Software)	407	1,587
Virtu Financial, Inc. - Class A (Capital Markets)	148	2,398
Virtusa Corp.* (IT Services)	148	5,591
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	592	11,130
Vista Outdoor, Inc.* (Leisure Products)	259	5,941
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	444	1,510
Vocera Communications, Inc.* (Health Care Technology)	148	4,643
Vonage Holdings Corp.* (Diversified Telecommunication Services)	962	7,831
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	888	2,708
Wabash National Corp. (Machinery)	296	6,755
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	370	7,426
WageWorks, Inc.* (Professional Services)	148	8,983
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	148	7,745
Washington Federal, Inc. (Thrifts & Mortgage Finance)	370	12,451
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	888	7,397
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	333	10,909
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	148	2,886
Watts Water Technologies, Inc. - Class A (Machinery)	111	7,681
Web.com Group, Inc.* (Internet Software & Services)	185	4,625
Weight Watchers International, Inc.* (Diversified Consumer Services)	148	6,445
Werner Enterprises, Inc. (Road & Rail)	222	8,114
WesBanco, Inc. (Banks)	185	7,589
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	333	3,130
West Corp. (Commercial Services & Supplies)	222	5,210
Westamerica Bancorp (Banks)	111	6,609
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,712
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	222	2,420
WGL Holdings, Inc. (Gas Utilities)	222	18,693
Whitestone REIT (Equity Real Estate Investment Trusts)	222	2,897
Willbros Group, Inc.* (Energy Equipment & Services)	629	2,025
William Lyon Homes* - Class A (Household Durables)	148	3,403
Windstream Holdings, Inc. (Diversified Telecommunication Services)	999	1,768
Wingstop, Inc. (Hotels, Restaurants & Leisure)	148	4,921
Winnebago Industries, Inc. (Automobiles)	148	6,623
Wintrust Financial Corp. (Banks)	222	17,384
WisdomTree Investments, Inc. (Capital Markets)	592	6,027
WMIH Corp.* (Insurance)	1,739	1,652
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	407	11,741
Woodward, Inc. (Machinery)	222	17,230
Workiva, Inc.* (Software)	148	3,086
World Wrestling Entertainment, Inc. - Class A (Media)	222	5,228
Worthington Industries, Inc. (Metals & Mining)	222	10,212
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	444	11,486
WSFS Financial Corp. (Thrifts & Mortgage Finance)	148	7,215
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	333	3,280
Xencor, Inc.* (Biotechnology)	222	5,088

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	481	$10,125
XO Group, Inc.* (Internet Software & Services)	148	2,911
Xperi Corp. (Semiconductors & Semiconductor Equipment)	222	5,617
Yelp, Inc.* (Internet Software & Services)	333	14,420
YRC Worldwide, Inc.* (Road & Rail)	222	3,064
ZAGG, Inc.* (Household Durables)	222	3,497
Zendesk, Inc.* (Software)	444	12,925
ZIOPHARM Oncology, Inc.* (Biotechnology)	740	4,544
ZixCorp.* (Software)	407	1,990
Zogenix, Inc.* (Pharmaceuticals)	185	6,484
TOTAL COMMON STOCKS (Cost $5,188,755)		7,990,323

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	1,360	—
Dyax Corp.*^+(b) (Biotechnology)	972	1,079
TOTAL CONTINGENT RIGHTS (Cost $—)		1,079

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	510	—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements (67.5%)(c)(d)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $15,429,212	$15,428,000	$15,428,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,428,000)		15,428,000

TOTAL INVESTMENT SECURITIES (Cost $20,616,755) - 102.5%		23,419,402
Net other assets (liabilities) - (2.5)%		(563,086)

NET ASSETS - 100.0%		$22,856,316

*                           Non-income producing security.

^                            The Advisor has deemed these securities to be illiquid.  As of September 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2017, these securities represented 0.02% of the net assets of the Fund.

(a)                   Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $4,605,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	35	12/18/17	$2,489,964	$2,612,050	$122,086

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/17	1.01%	$8,634,451	$8,677,801	$42,871
Russell 2000 Index	Goldman Sachs International	10/27/17	1.36%	7,005,922	7,033,927	31,362
				15,640,373	15,711,728	74,233

iShares Russell 2000 ETF	UBS AG	10/27/17	1.01%	$7,668,417	$7,706,917	38,074
Russell 2000 Index	UBS AG	10/27/17	1.21%	11,747,917	11,791,927	49,190
				19,416,334	19,498,844	87,264
				$35,056,707	$35,210,572	$161,497

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$121,005	0.5%
Air Freight & Logistics	33,886	0.1%
Airlines	18,082	0.1%
Auto Components	100,793	0.4%
Automobiles	6,623	NM
Banks	739,788	3.2%
Beverages	3,531	NM
Biotechnology	563,719	2.5%
Building Products	85,069	0.4%
Capital Markets	89,568	0.4%
Chemicals	169,666	0.7%
Commercial Services & Supplies	207,527	0.9%
Communications Equipment	139,175	0.6%
Construction & Engineering	105,903	0.5%
Construction Materials	15,406	0.1%
Consumer Finance	51,241	0.2%
Containers & Packaging	6,498	NM
Distributors	7,135	NM
Diversified Consumer Services	66,969	0.3%
Diversified Financial Services	12,009	0.1%
Diversified Telecommunication Services	52,840	0.2%
Electric Utilities	94,787	0.4%
Electrical Equipment	51,121	0.2%
Electronic Equipment, Instruments & Components	224,005	1.0%
Energy Equipment & Services	141,343	0.6%
Equity Real Estate Investment Trusts	571,209	2.5%
Food & Staples Retailing	32,611	0.1%
Food Products	65,925	0.3%
Gas Utilities	102,598	0.4%
Health Care Equipment & Supplies	292,072	1.3%
Health Care Providers & Services	156,657	0.7%
Health Care Technology	75,298	0.3%
Hotels, Restaurants & Leisure	205,291	1.0%
Household Durables	104,704	0.5%
Household Products	14,966	0.1%
Independent Power & Renewable Electricity Producers	46,929	0.2%
Industrial Conglomerates	5,994	NM
Insurance	158,846	0.7%
Internet & Direct Marketing Retail	46,203	0.2%
Internet Software & Services	231,281	1.0%
IT Services	170,658	0.7%
Leisure Products	19,425	0.1%
Life Sciences Tools & Services	54,056	0.2%
Machinery	264,770	1.2%
Marine	16,556	0.1%
Media	123,430	0.5%
Metals & Mining	107,370	0.5%
Mortgage Real Estate Investment Trusts	87,858	0.4%
Multiline Retail	27,518	0.1%
Multi-Utilities	43,254	0.2%
Oil, Gas & Consumable Fuels	202,269	0.9%
Paper & Forest Products	44,762	0.2%
Pharmaceuticals	178,760	0.8%
Professional Services	91,724	0.4%
Real Estate Management & Development	33,608	0.1%
Road & Rail	76,358	0.3%
Semiconductors & Semiconductor Equipment	295,428	1.3%
Software	318,271	1.5%
Specialty Retail	165,236	0.7%
Technology Hardware, Storage & Peripherals	52,712	0.2%
Textiles, Apparel & Luxury Goods	59,139	0.3%
Thrifts & Mortgage Finance	182,383	0.8%
Tobacco	14,699	0.1%
Trading Companies & Distributors	112,301	0.5%
Water Utilities	17,581	0.1%
Wireless Telecommunication Services	13,003	0.1%
Other**	14,864,914	65.0%
Total	$22,856,316	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (77.0%)
Activision Blizzard, Inc. (Software)	7,130	$459,956
Adobe Systems, Inc.* (Software)	4,692	699,953
Akamai Technologies, Inc.* (Internet Software & Services)	1,610	78,439
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,116	296,854
Alphabet, Inc.* - Class A (Internet Software & Services)	2,806	2,732,258
Alphabet, Inc.* - Class C (Internet Software & Services)	3,312	3,176,572
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,554	4,377,988
American Airlines Group, Inc. (Airlines)	4,600	218,454
Amgen, Inc. (Biotechnology)	6,900	1,286,504
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,496	301,250
Apple, Inc. (Technology Hardware, Storage & Peripherals)	48,898	7,536,161
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,120	527,151
Autodesk, Inc.* (Software)	2,070	232,378
Automatic Data Processing, Inc. (IT Services)	4,186	457,614
Baidu, Inc.*ADR (Internet Software & Services)	2,622	649,443
Biogen, Inc.* (Biotechnology)	2,024	633,755
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,656	154,124
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,864	937,175
CA, Inc. (Software)	4,002	133,587
Celgene Corp.* (Biotechnology)	7,406	1,079,943
Cerner Corp.* (Health Care Technology)	3,128	223,089
Charter Communications, Inc.* - Class A (Media)	2,438	886,018
Check Point Software Technologies, Ltd.* (Software)	1,564	178,327
Cintas Corp. (Commercial Services & Supplies)	1,012	146,011
Cisco Systems, Inc. (Communications Equipment)	47,334	1,591,842
Citrix Systems, Inc.* (Software)	1,426	109,545
Cognizant Technology Solutions Corp. (IT Services)	5,612	407,094
Comcast Corp. - Class A (Media)	44,528	1,713,436
Costco Wholesale Corp. (Food & Staples Retailing)	4,140	680,161
CSX Corp. (Road & Rail)	8,648	469,241
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,324	228,048
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,162	129,309
Discovery Communications, Inc.* - Class A (Media)	1,472	31,339
Discovery Communications, Inc.* - Class C (Media)	2,070	41,938
Dish Network Corp.* - Class A (Media)	2,162	117,245
Dollar Tree, Inc.* (Multiline Retail)	2,254	195,692
eBay, Inc.* (Internet Software & Services)	10,120	389,215
Electronic Arts, Inc.* (Software)	2,944	347,569
Expedia, Inc. (Internet & Direct Marketing Retail)	1,334	192,016
Express Scripts Holding Co.* (Health Care Providers & Services)	5,474	346,614
Facebook, Inc.* - Class A (Internet Software & Services)	22,448	3,835,691
Fastenal Co. (Trading Companies & Distributors)	2,714	123,704
Fiserv, Inc.* (IT Services)	1,978	255,083
Gilead Sciences, Inc. (Biotechnology)	12,374	1,002,541
Hasbro, Inc. (Leisure Products)	1,196	116,813
Henry Schein, Inc.* (Health Care Providers & Services)	1,518	124,461
Hologic, Inc.* (Health Care Equipment & Supplies)	2,668	97,889
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	828	128,746
Illumina, Inc.* (Life Sciences Tools & Services)	1,380	274,896
Incyte Corp.* (Biotechnology)	1,932	225,542
Intel Corp. (Semiconductors & Semiconductor Equipment)	44,482	1,693,874
Intuit, Inc. (Software)	2,438	346,537
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	368	384,884
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,058	117,523
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,694	332,111
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,472	156,032
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,518	280,891
Liberty Global PLC* - Class A (Media)	2,116	71,754
Liberty Global PLC* - Class C (Media)	5,658	185,017
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	4,002	94,327
Liberty LiLAC Group* - Class A (Media)	460	10,930
Liberty LiLAC Group* - Class C (Media)	1,150	26,795
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	782	45,004
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,542	390,541
Mattel, Inc. (Leisure Products)	3,266	50,558
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,668	127,290
Mercadolibre, Inc. (Internet Software & Services)	414	107,197
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,208	198,234
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,534	414,302
Microsoft Corp. (Software)	72,910	5,431,066
Mondelez International, Inc. - Class A (Food Products)	14,260	579,812
Monster Beverage Corp.* (Beverages)	5,382	297,356

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mylan N.V.* (Pharmaceuticals)	5,060	$158,732
Netease.com, Inc.ADR (Internet Software & Services)	736	194,164
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,094	742,447
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,162	116,856
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,704	1,019,704
O’Reilly Automotive, Inc.* (Specialty Retail)	828	178,326
PACCAR, Inc. (Machinery)	3,312	239,590
Paychex, Inc. (IT Services)	3,404	204,104
PayPal Holdings, Inc.* (IT Services)	11,408	730,454
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	13,984	724,931
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,012	452,485
Ross Stores, Inc. (Specialty Retail)	3,680	237,618
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,714	90,023
Shire Pharmaceuticals Group PLCADR (Biotechnology)	690	105,667
Sirius XM Holdings, Inc. (Media)	43,700	241,224
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,748	178,121
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,662	733,786
Symantec Corp. (Software)	5,796	190,167
Tesla Motors, Inc.* (Automobiles)	1,564	533,480
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,384	841,182
The Kraft Heinz Co. (Food Products)	11,546	895,391
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	460	842,177
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,866	485,018
Tractor Supply Co. (Specialty Retail)	1,196	75,695
Twenty-First Century Fox, Inc. - Class A (Media)	9,982	263,325
Twenty-First Century Fox, Inc. - Class B (Media)	7,544	194,560
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	598	135,184
Verisk Analytics, Inc.* - Class A (Professional Services)	1,564	130,109
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,392	363,680
Viacom, Inc. - Class B (Media)	3,358	93,487
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,416	125,679
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	10,120	781,466
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,806	242,438
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	966	143,857
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,346	166,167
TOTAL COMMON STOCKS (Cost $31,252,717)		64,772,003

	Principal Amount	Value
Repurchase Agreements (47.6%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $40,074,148	$40,071,000	$40,071,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,071,000)		40,071,000

TOTAL INVESTMENT SECURITIES (Cost $71,323,717) - 124.6%		104,843,003
Net other assets (liabilities) - (24.6)%		(20,679,352)

NET ASSETS - 100.0%		$84,163,651

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $16,208,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	108	12/18/17	$12,797,664	$12,918,420	$120,756

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/17	1.76%	$25,087,283	$25,369,791	$281,230
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/17	1.51%	8,209,630	8,265,882	55,568
				33,296,913	33,635,673	336,798

NASDAQ-100 Index	UBS AG	10/27/17	1.61%	$41,914,532	$42,240,239	$324,547
PowerShares QQQ Trust, Series 1 ETF	UBS AG	10/27/17	1.71%	14,772,702	15,014,311	239,505
				56,687,234	57,254,550	564,052
				$89,984,147	$90,890,223	$900,850

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Airlines	$218,454	0.3%
Automobiles	533,480	0.6%
Beverages	297,356	0.4%
Biotechnology	5,601,095	6.6%
Commercial Services & Supplies	146,011	0.2%
Communications Equipment	1,591,842	1.9%
Food & Staples Retailing	1,461,627	1.7%
Food Products	1,475,203	1.7%
Health Care Equipment & Supplies	740,828	0.9%
Health Care Providers & Services	471,075	0.6%
Health Care Technology	223,089	0.3%
Hotels, Restaurants & Leisure	1,385,040	1.6%
Internet & Direct Marketing Retail	6,854,118	8.2%
Internet Software & Services	11,162,979	13.4%
IT Services	2,054,349	2.4%
Leisure Products	167,371	0.2%
Life Sciences Tools & Services	274,896	0.3%
Machinery	239,590	0.3%
Media	3,877,068	4.7%
Multiline Retail	195,692	0.2%
Pharmaceuticals	158,732	0.2%
Professional Services	130,109	0.2%
Road & Rail	586,764	0.6%
Semiconductors & Semiconductor Equipment	7,566,304	9.0%
Software	8,129,085	9.7%
Specialty Retail	626,823	0.7%
Technology Hardware, Storage & Peripherals	7,868,622	9.3%
Trading Companies & Distributors	123,704	0.1%
Wireless Telecommunication Services	610,697	0.7%
Other**	19,391,648	23.0%
Total	$84,163,651	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (101.1%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $4,513,355	$4,513,000	$4,513,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,513,000)		4,513,000

TOTAL INVESTMENT SECURITIES (Cost $4,513,000) - 101.1%		4,513,000
Net other assets (liabilities) - (1.1)%		(48,969)

NET ASSETS - 100.0%		$4,464,031

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $534,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	11	12/18/17	$(1,353,501)	$(1,383,663)	$(30,162)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/17	(1.56)%	$(1,453,293)	$(1,460,435)	$(7,359)
S&P 500	UBS AG	10/27/17	(1.26)%	(1,591,113)	(1,599,231)	(8,362)
				$(3,044,406)	$(3,059,666)	$(15,721)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (102.1%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $642,050	$642,000	$642,000
TOTAL REPURCHASE AGREEMENTS (Cost $642,000)		642,000

TOTAL INVESTMENT SECURITIES (Cost $642,000) - 102.1%		642,000
Net other assets (liabilities) - (2.1)%		(13,190)

NET ASSETS - 100.0%		$628,810

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $341,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/17	(1.26)%	$(333,776)	$(334,854)	$(1,238)
S&P MidCap 400	UBS AG	10/27/17	(1.21)%	(290,276)	(291,959)	(1,129)
				$(624,052)	$(626,813)	$(2,367)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (100.0%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $2,371,186	$2,371,000	$2,371,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,371,000)		2,371,000

TOTAL INVESTMENT SECURITIES (Cost $2,371,000) - 100.0%		2,371,000
Net other assets (liabilities) - NM		(685)

NET ASSETS - 100.0%		$2,370,315

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $619,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful amount is less than 0.05%.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	12/18/17	$(353,101)	$(373,150)	$(20,049)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/17	(0.86)%	$(627,438)	$(630,048)	$(2,944)
Russell 2000 Index	UBS AG	10/27/17	(0.71)%	(1,359,175)	(1,364,713)	(6,255)
				$(1,986,613)	$(1,994,761)	$(9,199)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (99.9%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $16,001	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000

TOTAL INVESTMENT SECURITIES (Cost $16,000) - 99.9%		16,000
Net other assets (liabilities) - 0.1%		15

NET ASSETS - 100.0%		$16,015

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $13,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/17	(1.41)%	$(9,439)	$(9,467)	$(27)
Dow Jones Industrial Average	UBS AG	10/27/17	(1.26)%	(6,447)	(6,466)	(18)
				$(15,886)	$(15,933)	$(45)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (101.1%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $4,518,355	$4,518,000	$4,518,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,518,000)		4,518,000

TOTAL INVESTMENT SECURITIES (Cost $4,518,000) - 101.1%		4,518,000
Net other assets (liabilities) - (1.1)%		(51,122)

NET ASSETS - 100.0%		$4,466,878

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $415,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	16	12/18/17	$(1,895,890)	$(1,913,840)	$(17,950)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/17	(1.51)%	$(1,431,476)	$(1,441,661)	$(10,166)
NASDAQ-100 Index	UBS AG	10/27/17	(1.26)%	(1,093,869)	(1,102,654)	(8,791)
				$(2,525,345)	$(2,544,315)	$(18,957)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (104.0%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $523,041	$523,000	$523,000
TOTAL REPURCHASE AGREEMENTS (Cost $523,000)		523,000

TOTAL INVESTMENT SECURITIES (Cost $523,000) - 104.0%		523,000
Net other assets (liabilities) - (4.0)%		(20,314)

NET ASSETS - 100.0%		$502,686

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $206,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/17	(0.81)%	$(405,791)	$(409,204)	$(3,406)
MSCI EAFE Index	UBS AG	10/27/17	(0.91)%	(83,400)	(84,329)	(927)
				$(489,191)	$(493,533)	$(4,333)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (94.2%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $617,048	$617,000	$617,000
TOTAL REPURCHASE AGREEMENTS (Cost $617,000)		617,000

TOTAL INVESTMENT SECURITIES (Cost $617,000) - 94.2%		617,000
Net other assets (liabilities) - 5.8%		37,685

NET ASSETS - 100.0%		$654,685

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $364,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/17	(0.71)%	$(166,962)	$(168,432)	$(1,475)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/17	(0.71)%	(478,256)	(482,207)	(3,962)
				$(645,218)	$(650,639)	$(5,437)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (92.4%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $9,001	$9,000	$9,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		9,000

TOTAL INVESTMENT SECURITIES (Cost $9,000) - 92.4%		9,000
Net other assets (liabilities) - 7.6%		735

NET ASSETS - 100.0%		$9,735

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $7,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/17	(1.41)%	$(14,396)	$(14,437)	$(40)
Dow Jones Industrial Average	UBS AG	10/27/17	(1.26)%	(5,052)	(5,066)	(15)
				$(19,448)	$(19,503)	$(55)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (18.3%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $358,028	$358,000	$358,000
TOTAL REPURCHASE AGREEMENTS (Cost $358,000)		358,000

TOTAL INVESTMENT SECURITIES (Cost $358,000) - 18.3%		358,000
Net other assets (liabilities) - 81.7%(c)		1,597,694

NET ASSETS - 100.0%		$1,955,694

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $164,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Amount includes $1,599,234 of net capital shares receivable as of September 30, 2017.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	1	12/18/17	$(118,493)	$(119,615)	$(1,122)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/17	(1.51)%	$(2,053,506)	$(2,056,147)	$(2,639)
NASDAQ-100 Index	UBS AG	10/27/17	(1.26)%	(1,731,547)	(1,733,483)	(1,937)
				$(3,785,053)	$(3,789,630)	$(4,576)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (76.4%)
Associated Banc-Corp. (Banks)	759	$18,406
BancorpSouth, Inc. (Banks)	433	13,878
Bank of America Corp. (Banks)	49,888	1,264,161
Bank of Hawaii Corp. (Banks)	218	18,172
Bank of the Ozarks, Inc. (Banks)	616	29,599
BankUnited, Inc. (Banks)	529	18,817
BB&T Corp. (Banks)	4,100	192,454
BOK Financial Corp. (Banks)	148	13,184
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	716	10,525
Cathay General Bancorp, Inc. (Banks)	381	15,316
Chemical Financial Corp. (Banks)	352	18,396
Citigroup, Inc. (Banks)	13,840	1,006,722
Citizens Financial Group, Inc. (Banks)	2,554	96,720
Comerica, Inc. (Banks)	905	69,015
Commerce Bancshares, Inc. (Banks)	461	26,632
Cullen/Frost Bankers, Inc. (Banks)	313	29,710
East West Bancorp, Inc. (Banks)	718	42,922
F.N.B. Corp. (Banks)	1,640	23,009
Fifth Third Bancorp (Banks)	3,747	104,841
First Citizens Bancshares, Inc. (Banks)	52	19,442
First Financial Bankshares, Inc. (Banks)	323	14,600
First Horizon National Corp. (Banks)	1,182	22,627
First Republic Bank (Banks)	776	81,061
Fulton Financial Corp. (Banks)	900	16,875
Glacier Bancorp, Inc. (Banks)	393	14,840
Hancock Holding Co. (Banks)	433	20,979
Home BancShares, Inc. (Banks)	796	20,075
Huntington Bancshares, Inc. (Banks)	5,530	77,199
IBERIABANK Corp. (Banks)	284	23,331
International Bancshares Corp. (Banks)	287	11,509
Investors Bancorp, Inc. (Banks)	1,311	17,882
JPMorgan Chase & Co. (Banks)	17,894	1,709,055
KeyCorp (Banks)	5,515	103,792
M&T Bank Corp. (Banks)	762	122,712
MB Financial, Inc. (Banks)	428	19,269
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,485	32,032
PacWest Bancorp (Banks)	608	30,710
People’s United Financial, Inc. (Banks)	1,766	32,035
Pinnacle Financial Partners, Inc. (Banks)	368	24,638
PNC Financial Services Group, Inc. (Banks)	2,426	326,952
Popular, Inc. (Banks)	536	19,264
Prosperity Bancshares, Inc. (Banks)	342	22,480
Regions Financial Corp. (Banks)	6,085	92,675
Signature Bank* (Banks)	292	37,388
Sterling Bancorp (Banks)	1,173	28,914
SunTrust Banks, Inc. (Banks)	2,431	145,301
SVB Financial Group* (Banks)	278	52,011
Synovus Financial Corp. (Banks)	617	28,419
TCF Financial Corp. (Banks)	880	14,995
Texas Capital Bancshares, Inc.* (Banks)	260	22,308
Trustmark Corp. (Banks)	332	10,996
U.S. Bancorp (Banks)	8,075	432,739
UMB Financial Corp. (Banks)	227	16,909
Umpqua Holdings Corp. (Banks)	1,134	22,124
United Bankshares, Inc. (Banks)	518	19,244
Valley National Bancorp (Banks)	1,359	16,376
Washington Federal, Inc. (Thrifts & Mortgage Finance)	457	15,378
Webster Financial Corp. (Banks)	477	25,066
Wells Fargo & Co. (Banks)	22,725	1,253,283
Western Alliance Bancorp* (Banks)	507	26,912
Wintrust Financial Corp. (Banks)	297	23,258
Zions Bancorp (Banks)	1,026	48,407
TOTAL COMMON STOCKS (Cost $3,675,567)		8,128,541

	Principal Amount	Value
Repurchase Agreements (0.2%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $22,002	$22,000	$22,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000

TOTAL INVESTMENT SECURITIES (Cost $3,697,567) - 76.6%		8,150,541
Net other assets (liabilities) - 23.4%		2,494,685

NET ASSETS - 100.0%		$10,645,226

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/23/17	1.51%	$2,500,000	$2,499,700	$(300)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

ProFund VP Banks invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Banks	$8,070,606	75.9%
Thrifts & Mortgage Finance	57,935	0.5%
Other**	2,516,685	23.6%
Total	$10,645,226	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
Air Products & Chemicals, Inc. (Chemicals)	6,902	$1,043,720
Albemarle Corp. (Chemicals)	3,498	476,812
Alcoa Corp.* (Metals & Mining)	5,428	253,053
Allegheny Technologies, Inc.* (Metals & Mining)	3,449	82,431
Ashland Global Holdings, Inc. (Chemicals)	1,976	129,211
Axalta Coating Systems, Ltd.* (Chemicals)	6,930	200,416
Cabot Corp. (Chemicals)	1,971	109,982
Carpenter Technology Corp. (Metals & Mining)	1,481	71,132
Celanese Corp. — Series A (Chemicals)	4,354	453,992
CF Industries Holdings, Inc. (Chemicals)	7,386	259,692
Commercial Metals Co. (Metals & Mining)	3,666	69,764
Compass Minerals International, Inc. (Metals & Mining)	1,071	69,508
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,556	111,059
Domtar Corp. (Paper & Forest Products)	1,982	85,999
DowDupont, Inc.* (Chemicals)	73,886	5,115,127
Eastman Chemical Co. (Chemicals)	4,588	415,168
Ecolab, Inc. (Chemicals)	8,246	1,060,517
FMC Corp. (Chemicals)	4,247	379,300
Freeport-McMoRan, Inc.* (Metals & Mining)	42,610	598,244
GCP Applied Technologies, Inc.* (Chemicals)	2,263	69,474
H.B. Fuller Co. (Chemicals)	1,600	92,896
Huntsman Corp. (Chemicals)	6,688	183,385
Ingevity Corp.* (Chemicals)	1,332	83,210
International Flavors & Fragrances, Inc. (Chemicals)	2,501	357,418
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,762	59,355
LyondellBasell Industries N.V. - Class A (Chemicals)	10,278	1,018,036
Minerals Technologies, Inc. (Chemicals)	1,112	78,563
Monsanto Co. (Chemicals)	13,911	1,666,815
NewMarket Corp. (Chemicals)	292	124,319
Newmont Mining Corp. (Metals & Mining)	16,886	633,394
Nucor Corp. (Metals & Mining)	10,115	566,845
Olin Corp. (Chemicals)	5,264	180,292
Platform Specialty Products Corp.* (Chemicals)	6,811	75,943
PolyOne Corp. (Chemicals)	2,589	103,638
PPG Industries, Inc. (Chemicals)	8,122	882,537
Praxair, Inc. (Chemicals)	9,059	1,265,904
Reliance Steel & Aluminum Co. (Metals & Mining)	2,309	175,877
Royal Gold, Inc. (Metals & Mining)	2,068	177,931
RPM International, Inc. (Chemicals)	4,228	217,066
Sensient Technologies Corp. (Chemicals)	1,389	106,842
Steel Dynamics, Inc. (Metals & Mining)	7,596	261,834
The Chemours Co. (Chemicals)	5,852	296,170
The Mosaic Co. (Chemicals)	11,115	239,973
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,295	126,055
Trinseo SA (Chemicals)	1,386	93,001
United States Steel Corp. (Metals & Mining)	5,531	141,925
Valvoline, Inc. (Chemicals)	6,417	150,479
W.R. Grace & Co. (Chemicals)	2,161	155,916
Westlake Chemical Corp. (Chemicals)	1,145	95,138
Worthington Industries, Inc. (Metals & Mining)	1,417	65,182
TOTAL COMMON STOCKS (Cost $10,937,488)		20,730,540

TOTAL INVESTMENT SECURITIES (Cost $10,937,488) - 99.7%		20,730,540
Net other assets (liabilities) - 0.3%		53,160

NET ASSETS - 100.0%		$20,783,700

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Chemicals	$17,307,007	83.3%
Metals & Mining	3,167,120	15.2%
Oil, Gas & Consumable Fuels	111,059	0.5%
Paper & Forest Products	145,354	0.7%
Other**	53,160	0.3%
Total	$20,783,700	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (76.0%)
AbbVie, Inc. (Biotechnology)	109,171	$9,700,936
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,645	250,317
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,859	190,838
Alexion Pharmaceuticals, Inc.* (Biotechnology)	15,285	2,144,333
Alkermes PLC* (Biotechnology)	10,524	535,040
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,213	612,475
Amgen, Inc. (Biotechnology)	49,956	9,314,296
Biogen, Inc.* (Biotechnology)	14,477	4,533,038
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,969	1,113,955
Bio-Techne Corp. (Life Sciences Tools & Services)	2,549	308,149
Bioverativ, Inc.* (Biotechnology)	7,428	423,916
Bluebird Bio, Inc.* (Biotechnology)	3,105	426,472
Celgene Corp.* (Biotechnology)	53,575	7,812,307
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,286	354,954
Clovis Oncology, Inc.* (Biotechnology)	3,322	273,733
Exact Sciences Corp.* (Biotechnology)	8,162	384,593
Exelixis, Inc.* (Biotechnology)	19,143	463,835
Gilead Sciences, Inc. (Biotechnology)	89,409	7,243,917
Illumina, Inc.* (Life Sciences Tools & Services)	10,023	1,996,581
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	3,875	202,663
Incyte Corp.* (Biotechnology)	11,687	1,364,340
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,230	71,389
Intrexon Corp.* (Biotechnology)	4,257	80,926
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,510	431,457
Juno Therapeutics, Inc.* (Biotechnology)	5,526	247,896
Kite Pharma, Inc.* (Biotechnology)	3,509	630,953
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,447	197,009
Myriad Genetics, Inc.* (Biotechnology)	4,662	168,671
Nektar Therapeutics* (Pharmaceuticals)	10,702	256,848
Neurocrine Biosciences, Inc.* (Biotechnology)	6,057	371,173
OPKO Health, Inc.* (Biotechnology)	24,866	170,581
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,331	234,004
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,395	258,597
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	10,399	988,633
Radius Health, Inc.* (Biotechnology)	2,689	103,661
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,230	2,338,438
Seattle Genetics, Inc.* (Biotechnology)	6,567	357,310
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,680	142,737
United Therapeutics Corp.* (Biotechnology)	2,974	348,523
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,266	2,625,123
TOTAL COMMON STOCKS (Cost $22,868,482)		59,674,617

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	14,504	16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

	Principal Amount	Value
Repurchase Agreements (0.6%)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $435,034	$435,000	$435,000
TOTAL REPURCHASE AGREEMENTS (Cost $435,000)		435,000

TOTAL INVESTMENT SECURITIES (Cost $23,303,482) - 76.6%		60,125,716
Net other assets (liabilities) - 23.4%		18,361,426

NET ASSETS - 100.0%		$78,487,142

*                           Non-income producing security.

^                            The Advisor has deemed this security to be illiquid.  As of September 30, 2017, this security represented 0.021% of the net assets of the Fund.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2017, this security represented 0.021% of the net assets of the Fund.

(a)                   Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/23/17	1.51%	$18,600,000	$18,597,768	$(2,232)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

ProFund VP Biotechnology invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Biotechnology	$55,324,291	70.5%
Life Sciences Tools & Services	4,109,577	5.2%
Pharmaceuticals	256,848	0.3%
Other**	18,796,426	24.0%
Total	$78,487,142	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
Activision Blizzard, Inc. (Software)	5,574	$359,578
Adient PLC (Auto Components)	694	58,289
Altria Group, Inc. (Tobacco)	14,162	898,154
Archer-Daniels-Midland Co. (Food Products)	4,154	176,587
Autoliv, Inc. (Auto Components)	642	79,351
Avon Products, Inc.* (Personal Products)	3,246	7,563
B&G Foods, Inc. - Class A (Food Products)	494	15,734
BorgWarner, Inc. (Auto Components)	1,465	75,052
Brown-Forman Corp. - Class A (Beverages)	451	25,116
Brown-Forman Corp. - Class B (Beverages)	1,446	78,518
Brunswick Corp. (Leisure Products)	656	36,716
Bunge, Ltd. (Food Products)	1,038	72,099
CalAtlantic Group, Inc. (Household Durables)	559	20,476
Campbell Soup Co. (Food Products)	1,432	67,046
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	351	34,661
Church & Dwight Co., Inc. (Household Products)	1,842	89,245
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,087	84,064
Colgate-Palmolive Co. (Household Products)	6,500	473,525
ConAgra Foods, Inc. (Food Products)	3,068	103,514
Constellation Brands, Inc. - Class A (Beverages)	1,270	253,302
Cooper Tire & Rubber Co. (Auto Components)	384	14,362
Coty, Inc. (Personal Products)	3,481	57,541
D.R. Horton, Inc. (Household Durables)	2,516	100,464
Dana Holding Corp. (Auto Components)	1,069	29,889
Darling Ingredients, Inc.* (Food Products)	1,215	21,287
Dean Foods Co. (Food Products)	673	7,322
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	237	16,213
Delphi Automotive PLC (Auto Components)	1,967	193,553
Dr. Pepper Snapple Group, Inc. (Beverages)	1,338	118,373
Edgewell Personal Care Co.* (Personal Products)	421	30,636
Electronic Arts, Inc.* (Software)	2,280	269,177
Energizer Holdings, Inc. (Household Products)	458	21,091
Flowers Foods, Inc. (Food Products)	1,357	25,525
Ford Motor Co. (Automobiles)	28,868	345,550
General Mills, Inc. (Food Products)	4,258	220,394
General Motors Co. (Automobiles)	9,682	390,959
Gentex Corp. (Auto Components)	2,110	41,778
Genuine Parts Co. (Distributors)	1,086	103,876
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,691	66,306
Harley-Davidson, Inc. (Automobiles)	1,260	60,745
Hasbro, Inc. (Leisure Products)	841	82,141
Helen of Troy, Ltd.* (Household Durables)	208	20,155
Herbalife, Ltd.* (Personal Products)	495	33,576
Herman Miller, Inc. (Commercial Services & Supplies)	442	15,868
HNI Corp. (Commercial Services & Supplies)	323	13,395
Hormel Foods Corp. (Food Products)	1,988	63,894
Ingredion, Inc. (Food Products)	526	63,457
Kellogg Co. (Food Products)	1,834	114,387
Kimberly-Clark Corp. (Household Products)	2,606	306,674
Lamb Weston Holding, Inc. (Food Products)	1,081	50,688
Lancaster Colony Corp. (Food Products)	149	17,898
Lear Corp. (Auto Components)	506	87,578
Leggett & Platt, Inc. (Household Durables)	975	46,537
Lennar Corp. - B Shares (Household Durables)	74	3,336
Lennar Corp. - Class A (Household Durables)	1,502	79,306
Leucadia National Corp. (Diversified Financial Services)	2,340	59,085
LKQ Corp.* (Distributors)	2,281	82,093
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	715	44,509
Mattel, Inc. (Leisure Products)	2,532	39,195
McCormick & Co., Inc. (Food Products)	880	90,323
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,122	53,688
Mohawk Industries, Inc.* (Household Durables)	468	115,835
Molson Coors Brewing Co. - Class B (Beverages)	1,361	111,112
Mondelez International, Inc. - Class A (Food Products)	11,123	452,261
Monster Beverage Corp.* (Beverages)	3,061	169,120
Newell Rubbermaid, Inc. (Household Durables)	3,615	154,251
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	9,694	502,634
Nu Skin Enterprises, Inc. - Class A (Personal Products)	366	22,502
NVR, Inc.* (Household Durables)	27	77,085
PepsiCo, Inc. (Beverages)	10,540	1,174,472
Philip Morris International, Inc. (Tobacco)	11,464	1,272,619
Pinnacle Foods, Inc. (Food Products)	879	50,252
Polaris Industries, Inc. (Leisure Products)	430	44,991
Pool Corp. (Distributors)	308	33,316
Post Holdings, Inc.* (Food Products)	491	43,341
PulteGroup, Inc. (Household Durables)	2,049	55,999
PVH Corp. (Textiles, Apparel & Luxury Goods)	570	71,854
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	409	36,111
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	987	24,764
Snap-on, Inc. (Machinery)	426	63,478
Snyder’s-Lance, Inc. (Food Products)	628	23,952
Spectrum Brands Holdings, Inc. (Household Products)	182	19,277
Stanley Black & Decker, Inc. (Machinery)	1,127	170,143

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	392	$16,974
Take-Two Interactive Software, Inc.* (Software)	785	80,251
Tempur Sealy International, Inc.* (Household Durables)	336	21,679
Tenneco, Inc. (Auto Components)	392	23,783
Tesla Motors, Inc.* (Automobiles)	971	331,208
The Clorox Co. (Household Products)	950	125,315
The Coca-Cola Co. (Beverages)	28,329	1,275,089
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,653	178,259
The Goodyear Tire & Rubber Co. (Auto Components)	1,859	61,812
The Hain Celestial Group, Inc.* (Food Products)	764	31,439
The Hershey Co. (Food Products)	1,044	113,973
The JM Smucker Co. - Class A (Food Products)	839	88,036
The Kraft Heinz Co. (Food Products)	4,403	341,453
The Middleby Corp.* (Machinery)	426	54,600
The Procter & Gamble Co. (Household Products)	18,821	1,712,334
Thor Industries, Inc. (Automobiles)	359	45,202
Toll Brothers, Inc. (Household Durables)	1,126	46,695
TreeHouse Foods, Inc.* (Food Products)	423	28,650
Tupperware Brands Corp. (Household Durables)	374	23,121
Tyson Foods, Inc. - Class A (Food Products)	2,138	150,622
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,363	22,462
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,372	20,607
US Foods Holding Corp.* (Food & Staples Retailing)	1,058	28,249
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,410	153,204
Visteon Corp.* (Auto Components)	231	28,591
WABCO Holdings, Inc.* (Machinery)	371	54,908
Whirlpool Corp. (Household Durables)	536	98,860
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	717	20,685
TOTAL COMMON STOCKS (Cost $5,932,871)		16,378,844

	Principal Amount	Value
Repurchase Agreements (0.4%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $61,005	$61,000	$61,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		61,000

TOTAL INVESTMENT SECURITIES (Cost $5,993,871) - 100.0%		16,439,844
Net other assets (liabilities) - NM		3,911

NET ASSETS - 100.0%		$16,443,755

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Auto Components	$694,038	4.2%
Automobiles	1,173,664	7.2%
Beverages	3,205,102	19.4%
Commercial Services & Supplies	29,263	0.2%
Distributors	219,285	1.3%
Diversified Financial Services	59,085	0.4%
Food & Staples Retailing	28,249	0.2%
Food Products	2,434,134	14.8%
Household Durables	863,799	5.3%
Household Products	2,747,461	16.7%
Leisure Products	203,043	1.2%
Machinery	343,129	2.1%
Personal Products	330,077	2.0%
Software	709,006	4.3%
Textiles, Apparel & Luxury Goods	1,168,736	7.1%
Tobacco	2,170,773	13.2%
Other**	64,911	0.4%
Total	$16,443,755	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Aaron’s, Inc. (Specialty Retail)	450	$19,634
Acxiom Corp.* (IT Services)	575	14,168
Adtalem Global Education, Inc. (Diversified Consumer Services)	449	16,097
Advance Auto Parts, Inc. (Specialty Retail)	533	52,874
Alaska Air Group, Inc. (Airlines)	893	68,109
Allegiant Travel Co. (Airlines)	91	11,985
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,879	2,767,726
AMC Networks, Inc.* - Class A (Media)	376	21,985
American Airlines Group, Inc. (Airlines)	3,128	148,549
American Eagle Outfitters, Inc. (Specialty Retail)	1,214	17,360
AmerisourceBergen Corp. (Health Care Providers & Services)	1,170	96,818
Aramark (Hotels, Restaurants & Leisure)	1,769	71,839
AutoNation, Inc.* (Specialty Retail)	472	22,401
AutoZone, Inc.* (Specialty Retail)	202	120,212
Avis Budget Group, Inc.* (Road & Rail)	524	19,943
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	482	24,703
Bed Bath & Beyond, Inc. (Specialty Retail)	1,041	24,432
Best Buy Co., Inc. (Specialty Retail)	1,914	109,021
Big Lots, Inc. (Multiline Retail)	318	17,035
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	675	11,880
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	358	30,863
Brinker International, Inc. (Hotels, Restaurants & Leisure)	353	11,247
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	111	11,733
Burlington Stores, Inc.* (Specialty Retail)	503	48,016
Cable One, Inc. (Media)	34	24,552
Cardinal Health, Inc. (Health Care Providers & Services)	2,285	152,912
CarMax, Inc.* (Specialty Retail)	1,322	100,221
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	2,944	190,094
Casey’s General Stores, Inc. (Food & Staples Retailing)	277	30,318
CBS Corp. (Media)	55	3,213
CBS Corp. - Class B (Media)	2,628	152,424
Charter Communications, Inc.* - Class A (Media)	1,453	528,049
Chemed Corp. (Health Care Providers & Services)	115	23,236
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	181	55,717
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	262	16,742
Cinemark Holdings, Inc. (Media)	765	27,701
Comcast Corp. - Class A (Media)	33,960	1,306,780
Copart, Inc.* (Commercial Services & Supplies)	1,447	49,733
Costco Wholesale Corp. (Food & Staples Retailing)	3,166	520,142
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	173	26,230
CVS Health Corp. (Food & Staples Retailing)	7,338	596,726
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	904	71,217
Delta Air Lines, Inc. (Airlines)	4,809	231,889
Dick’s Sporting Goods, Inc. (Specialty Retail)	611	16,503
Dillard’s, Inc. - Class A (Multiline Retail)	151	8,467
Discovery Communications, Inc.* - Class A (Media)	1,110	23,632
Discovery Communications, Inc.* - Class C (Media)	1,468	29,742
Dish Network Corp.* - Class A (Media)	1,644	89,154
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	419	24,101
Dollar General Corp. (Multiline Retail)	1,881	152,455
Dollar Tree, Inc.* (Multiline Retail)	1,709	148,375
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	348	69,095
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	652	34,608
Expedia, Inc. (Internet & Direct Marketing Retail)	883	127,099
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,388	27,760
Five Below, Inc.* (Specialty Retail)	398	21,842
Foot Locker, Inc. (Specialty Retail)	947	33,353
GameStop Corp. - Class A (Specialty Retail)	730	15,082
Graham Holdings Co. - Class B (Diversified Consumer Services)	34	19,893
Grand Canyon Education, Inc.* (Diversified Consumer Services)	347	31,515
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,850	14,820
H & R Block, Inc. (Diversified Consumer Services)	1,508	39,932
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	465	17,963
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,475	102,439
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	343	21,194
IHS Markit, Ltd.* (Professional Services)	2,623	115,623
J.C. Penney Co., Inc.* (Multiline Retail)	2,244	8,550
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	213	21,709
JetBlue Airways Corp.* (Airlines)	2,374	43,990
John Wiley & Sons, Inc. - Class A (Media)	321	17,174
KAR Auction Services, Inc. (Commercial Services & Supplies)	990	47,263
Kohl’s Corp. (Multiline Retail)	1,217	55,556
L Brands, Inc. (Specialty Retail)	1,802	74,981
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,628	168,612

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Broadband Corp.* - Class A (Media)	189	$17,800
Liberty Broadband Corp.* - Class C (Media)	1,104	105,211
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	392	20,819
Liberty Global PLC* - Class A (Media)	1,628	55,205
Liberty Global PLC* - Class C (Media)	4,300	140,610
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	3,047	71,818
Liberty LiLAC Group* - Class A (Media)	358	8,506
Liberty LiLAC Group* - Class C (Media)	828	19,292
Liberty Media Group* - Class A (Media)	185	6,751
Liberty Media Group* - Class C (Media)	1,454	55,383
Liberty SiriusXM Group* - Class A (Media)	606	25,391
Liberty SiriusXM Group* - Class C (Media)	1,225	51,291
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	587	33,782
Lions Gate Entertainment Corp.* - Class A (Media)	464	15,521
Lions Gate Entertainment Corp.* - Class B (Media)	800	25,432
Lithia Motors, Inc. - Class A (Specialty Retail)	173	20,814
Live Nation Entertainment, Inc.* (Media)	967	42,113
Lowe’s Cos., Inc. (Specialty Retail)	6,095	487,234
Macy’s, Inc. (Multiline Retail)	2,199	47,982
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,260	249,173
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	173	21,544
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,848	916,264
McKesson Corp. (Health Care Providers & Services)	1,517	233,026
Meredith Corp. (Media)	286	15,873
MGM Resorts International (Hotels, Restaurants & Leisure)	3,736	121,756
Murphy USA, Inc.* (Specialty Retail)	242	16,698
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,116	565,087
News Corp. - Class A (Media)	2,759	36,584
News Corp. - Class B (Media)	880	12,012
Nexstar Broadcasting Group, Inc. - Class A (Media)	333	20,746
Nielsen Holdings PLC (Professional Services)	2,425	100,516
Nordstrom, Inc. (Multiline Retail)	840	39,606
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,286	69,508
Office Depot, Inc. (Specialty Retail)	3,742	16,989
Omnicom Group, Inc. (Media)	1,666	123,401
O’Reilly Automotive, Inc.* (Specialty Retail)	636	136,975
Regal Entertainment Group - Class A (Media)	818	13,088
Rite Aid Corp.* (Food & Staples Retailing)	7,604	14,904
Rollins, Inc. (Commercial Services & Supplies)	693	31,975
Ross Stores, Inc. (Specialty Retail)	2,810	181,442
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,243	147,345
Sally Beauty Holdings, Inc.* (Specialty Retail)	948	18,562
Scripps Networks Interactive, Inc. - Class A (Media)	694	59,608
Service Corp. International (Diversified Consumer Services)	1,351	46,609
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	963	45,001
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	241	11,684
Signet Jewelers, Ltd. (Specialty Retail)	437	29,082
Sinclair Broadcast Group, Inc. - Class A (Media)	556	17,820
Sirius XM Holdings, Inc. (Media)	10,657	58,827
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	574	34,980
Sotheby’s* - Class A (Diversified Consumer Services)	271	12,496
Southwest Airlines Co. (Airlines)	3,975	222,521
Spirit Airlines, Inc.* (Airlines)	502	16,772
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	909	17,062
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,424	559,873
Sysco Corp. (Food & Staples Retailing)	3,507	189,203
Target Corp. (Multiline Retail)	3,942	232,618
TEGNA, Inc. (Media)	1,552	20,688
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	472	23,194
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	315	13,268
The Dun & Bradstreet Corp. (Professional Services)	267	31,081
The Gap, Inc. (Specialty Retail)	1,585	46,805
The Home Depot, Inc. (Specialty Retail)	8,511	1,392,060
The Interpublic Group of Cos., Inc. (Media)	2,839	59,023
The Kroger Co. (Food & Staples Retailing)	6,479	129,969
The Madison Square Garden Co.* - Class A (Media)	119	25,478
The New York Times Co. - Class A (Media)	907	17,777
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	354	648,110
The TJX Cos., Inc. (Specialty Retail)	4,593	338,642
The Walt Disney Co. (Media)	11,144	1,098,463
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,317	20,453
Tiffany & Co. (Specialty Retail)	736	67,550
Time Warner, Inc. (Media)	5,615	575,256
Time, Inc. (Media)	718	9,693
Tractor Supply Co. (Specialty Retail)	914	57,847
Tribune Media Co. - Class A (Media)	522	21,329
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	782	31,694
Twenty-First Century Fox, Inc. - Class A (Media)	7,598	200,435
Twenty-First Century Fox, Inc. - Class B (Media)	3,170	81,754
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	422	95,397
United Continental Holdings, Inc.* (Airlines)	1,867	113,663
United Natural Foods, Inc.* (Food & Staples Retailing)	365	15,180
Urban Outfitters, Inc.* (Specialty Retail)	587	14,029
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	290	66,155
Viacom, Inc. - Class A (Media)	61	2,239
Viacom, Inc. - Class B (Media)	2,546	70,881

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,644	$513,050
Wal-Mart Stores, Inc. (Food & Staples Retailing)	10,566	825,626
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	294	19,816
Williams-Sonoma, Inc. (Specialty Retail)	575	28,670
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	741	78,109
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	577	85,927
Yelp, Inc.* (Internet Software & Services)	543	23,512
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,490	183,289
TOTAL COMMON STOCKS (Cost $7,421,872)		22,443,305

	Principal Amount	Value
Repurchase Agreements (0.6%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $140,011	$140,000	$140,000
TOTAL REPURCHASE AGREEMENTS (Cost $140,000)		140,000

TOTAL INVESTMENT SECURITIES (Cost $7,561,872) - 100.7%		22,583,305
Net other assets (liabilities) - (0.7)%		(159,288)

NET ASSETS - 100.0%		$22,424,017

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Airlines	$857,478	3.8%
Commercial Services & Supplies	128,971	0.6%
Diversified Consumer Services	242,406	1.1%
Electronic Equipment, Instruments & Components	24,101	0.1%
Food & Staples Retailing	2,852,180	12.7%
Health Care Providers & Services	505,992	2.3%
Hotels, Restaurants & Leisure	3,520,917	15.7%
Internet & Direct Marketing Retail	4,312,455	19.2%
Internet Software & Services	23,512	0.1%
IT Services	14,168	0.1%
Media	5,333,887	23.7%
Multiline Retail	710,644	3.2%
Professional Services	247,220	1.1%
Road & Rail	19,943	0.1%
Specialty Retail	3,624,728	16.2%
Trading Companies & Distributors	24,703	0.1%
Other**	(19,288)	(0.1)%
Total	$22,424,017	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	770	$22,037
Affiliated Managers Group, Inc. (Capital Markets)	514	97,573
Aflac, Inc. (Insurance)	3,632	295,608
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,563	77,246
Alexander & Baldwin, Inc. (Real Estate Management & Development)	422	19,551
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	861	102,433
Alleghany Corp.* (Insurance)	141	78,115
Ally Financial, Inc. (Consumer Finance)	4,133	100,267
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,254	55,364
American Express Co. (Consumer Finance)	6,743	609,971
American Financial Group, Inc. (Insurance)	630	65,174
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,101	45,613
American International Group, Inc. (Insurance)	8,304	509,783
American Tower Corp. (Equity Real Estate Investment Trusts)	3,945	539,204
Ameriprise Financial, Inc. (Capital Markets)	1,378	204,647
AmTrust Financial Services, Inc. (Insurance)	864	11,629
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	10,001	121,911
Aon PLC (Insurance)	2,337	341,436
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	1,442	63,246
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,926	36,421
Arch Capital Group, Ltd.* (Insurance)	1,202	118,397
Arthur J. Gallagher & Co. (Insurance)	1,657	101,988
Aspen Insurance Holdings, Ltd. (Insurance)	549	22,180
Associated Banc-Corp. (Banks)	1,391	33,732
Assurant, Inc. (Insurance)	495	47,282
Assured Guaranty, Ltd. (Insurance)	1,093	41,261
Athene Holding, Ltd.* (Insurance)	683	36,773
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,269	226,415
Axis Capital Holdings, Ltd. (Insurance)	766	43,899
BancorpSouth, Inc. (Banks)	779	24,967
Bank of America Corp. (Banks)	90,182	2,285,212
Bank of Hawaii Corp. (Banks)	389	32,427
Bank of the Ozarks, Inc. (Banks)	1,117	53,672
BankUnited, Inc. (Banks)	981	34,894
BB&T Corp. (Banks)	7,428	348,670
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	17,685	3,242,014
BGC Partners, Inc. - Class A (Capital Markets)	2,173	31,443
BlackRock, Inc. - Class A (Capital Markets)	1,141	510,130
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	872	27,049
BOK Financial Corp. (Banks)	227	20,221
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,418	174,244
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,613	28,211
Brighthouse Financial, Inc.* (Insurance)	881	53,565
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,801	52,659
Brown & Brown, Inc. (Insurance)	1,065	51,322
Camden Property Trust (Equity Real Estate Investment Trusts)	850	77,733
Capital One Financial Corp. (Consumer Finance)	4,445	376,314
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,271	18,684
Cathay General Bancorp, Inc. (Banks)	699	28,100
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,574	13,206
CBOE Holdings, Inc. (Capital Markets)	1,035	111,397
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,764	104,701
Chemical Financial Corp. (Banks)	652	34,074
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,726	32,656
Chubb, Ltd. (Insurance)	4,279	609,971
Cincinnati Financial Corp. (Insurance)	1,371	104,977
CIT Group, Inc. (Banks)	1,245	61,067
Citigroup, Inc. (Banks)	25,042	1,821,555
Citizens Financial Group, Inc. (Banks)	4,600	174,202
CME Group, Inc. (Capital Markets)	3,124	423,864
CNO Financial Group, Inc. (Insurance)	1,555	36,294
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	5,066	63,629
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,116	24,295
Comerica, Inc. (Banks)	1,618	123,389
Commerce Bancshares, Inc. (Banks)	822	47,487
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,085	29,045
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	312	34,913
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	914	30,007
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,861	36,062
Credit Acceptance Corp.* (Consumer Finance)	116	32,500
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,733	373,225
CubeSmart (Equity Real Estate Investment Trusts)	1,657	43,016
Cullen/Frost Bankers, Inc. (Banks)	537	50,972
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	839	49,442
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	856	49,580
DDR Corp. (Equity Real Estate Investment Trusts)	2,805	25,694
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,840	20,148

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,880	$222,460
Discover Financial Services (Consumer Finance)	3,423	220,715
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,407	55,464
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,268	94,184
E*TRADE Financial Corp.* (Capital Markets)	2,529	110,290
East West Bancorp, Inc. (Banks)	1,328	79,388
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	313	27,582
Eaton Vance Corp. (Capital Markets)	1,056	52,135
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	674	24,217
EPR Properties (Equity Real Estate Investment Trusts)	588	41,007
Equinix, Inc. (Equity Real Estate Investment Trusts)	717	319,997
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,142	34,717
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	800	68,064
Equity Residential (Equity Real Estate Investment Trusts)	3,377	222,646
Erie Indemnity Co. - Class A (Insurance)	169	20,376
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	761	30,821
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	605	153,688
Evercore Partners, Inc. - Class A (Capital Markets)	358	28,730
Everest Re Group, Ltd. (Insurance)	375	85,646
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,158	92,547
F.N.B. Corp. (Banks)	2,972	41,697
FactSet Research Systems, Inc. (Capital Markets)	358	64,479
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	666	82,724
Federated Investors, Inc. - Class B (Capital Markets)	876	26,017
Fifth Third Bancorp (Banks)	6,770	189,425
Financial Engines, Inc. (Capital Markets)	580	20,155
First American Financial Corp. (Insurance)	1,017	50,819
First Citizens Bancshares, Inc. (Banks)	79	29,537
First Financial Bankshares, Inc. (Banks)	607	27,436
First Horizon National Corp. (Banks)	2,152	41,218
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,100	33,099
First Republic Bank (Banks)	1,417	148,020
FNF Group (Insurance)	2,507	118,982
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,453	62,576
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	562	14,005
Franklin Resources, Inc. (Capital Markets)	3,025	134,643
Fulton Financial Corp. (Banks)	1,609	30,169
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,835	67,693
Genworth Financial, Inc.* - Class A (Insurance)	4,586	17,656
GGP, Inc. (Equity Real Estate Investment Trusts)	5,755	119,531
Glacier Bancorp, Inc. (Banks)	718	27,112
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,395	42,199
Hancock Holding Co. (Banks)	780	37,791
Hartford Financial Services Group, Inc. (Insurance)	3,350	185,691
HCP, Inc. (Equity Real Estate Investment Trusts)	4,311	119,975
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,139	36,835
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,844	54,951
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	948	49,381
Home BancShares, Inc. (Banks)	1,451	36,594
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,509	42,991
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,801	125,750
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,427	47,847
Huntington Bancshares, Inc. (Banks)	10,019	139,865
IBERIABANK Corp. (Banks)	493	40,500
Intercontinental Exchange, Inc. (Capital Markets)	5,408	371,530
International Bancshares Corp. (Banks)	497	19,930
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,025	17,558
Invesco, Ltd. (Capital Markets)	3,738	130,980
Investors Bancorp, Inc. (Banks)	2,352	32,081
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,429	94,488
Janus Henderson Group PLC (Capital Markets)	1,659	57,800
JBG Smith Properties* (Equity Real Estate Investment Trusts)	858	29,352
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	414	51,129
JPMorgan Chase & Co. (Banks)	32,342	3,088,985
Kemper Corp. (Insurance)	448	23,744
KeyCorp (Banks)	9,997	188,144
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	904	64,292
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,913	76,499
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	769	15,572
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	769	52,700
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,040	30,181
Lazard, Ltd. - Class A (Capital Markets)	1,194	53,993
Legg Mason, Inc. (Capital Markets)	801	31,487
LendingClub Corp.* (Consumer Finance)	3,404	20,730
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,992	20,358
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,354	55,595
Life Storage, Inc. (Equity Real Estate Investment Trusts)	425	34,769

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lincoln National Corp. (Insurance)	2,037	$149,679
Loews Corp. (Insurance)	2,538	121,469
LPL Financial Holdings, Inc. (Capital Markets)	827	42,648
M&T Bank Corp. (Banks)	1,396	224,812
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	826	19,584
Markel Corp.* (Insurance)	128	136,701
MarketAxess Holdings, Inc. (Capital Markets)	343	63,287
Marsh & McLennan Cos., Inc. (Insurance)	4,712	394,913
MasterCard, Inc. - Class A (IT Services)	8,581	1,211,637
MB Financial, Inc. (Banks)	771	34,710
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,348	43,959
Mercury General Corp. (Insurance)	333	18,878
MetLife, Inc. (Insurance)	9,768	507,448
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,642	31,904
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,407	42,690
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,043	111,476
Moody’s Corp. (Capital Markets)	1,526	212,434
Morgan Stanley (Capital Markets)	12,996	626,017
MSCI, Inc. - Class A (Capital Markets)	828	96,793
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	374	28,906
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,371	57,116
Navient Corp. (Consumer Finance)	2,520	37,850
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,824	47,246
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,494	57,927
Northern Trust Corp. (Capital Markets)	1,973	181,378
Old Republic International Corp. (Insurance)	2,254	44,381
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,813	57,853
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,274	32,079
PacWest Bancorp (Banks)	1,102	55,662
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,865	29,840
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,323	36,462
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	632	22,840
People’s United Financial, Inc. (Banks)	3,164	57,395
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,636	29,006
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,337	26,954
Pinnacle Financial Partners, Inc. (Banks)	679	45,459
PNC Financial Services Group, Inc. (Banks)	4,404	593,527
Popular, Inc. (Banks)	937	33,676
Potlatch Corp. (Equity Real Estate Investment Trusts)	371	18,921
PRA Group, Inc.* (Consumer Finance)	412	11,804
Primerica, Inc. (Insurance)	410	33,436
Principal Financial Group, Inc. (Insurance)	2,471	158,984
ProAssurance Corp. (Insurance)	490	26,779
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,888	310,192
Prosperity Bancshares, Inc. (Banks)	637	41,870
Prudential Financial, Inc. (Insurance)	3,925	417,306
Public Storage (Equity Real Estate Investment Trusts)	1,375	294,236
Quality Care Properties* (Equity Real Estate Investment Trusts)	862	13,361
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,977	36,950
Raymond James Financial, Inc. (Capital Markets)	1,180	99,509
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,186	34,264
Realogy Holdings Corp. (Real Estate Management & Development)	1,253	41,286
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,520	144,119
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,360	84,374
Regions Financial Corp. (Banks)	10,984	167,286
Reinsurance Group of America, Inc. (Insurance)	592	82,602
RenaissanceRe Holdings, Ltd. (Insurance)	368	49,732
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,123	27,875
RLI Corp. (Insurance)	354	20,305
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,607	35,354
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	470	29,370
S&P Global, Inc. (Capital Markets)	2,361	369,048
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,468	32,208
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,108	159,607
SEI Investments Co. (Capital Markets)	1,207	73,699
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,183	42,678
Signature Bank* (Banks)	505	64,660
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,855	459,685
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	909	92,100
SLM Corp.* (Consumer Finance)	3,966	45,490
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,215	36,123
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,394	51,998
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	1,180	42,917
State Street Corp. (Capital Markets)	3,438	328,467
Sterling Bancorp (Banks)	2,066	50,927
Stifel Financial Corp. (Capital Markets)	627	33,519
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,518	37,753
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	727	62,289
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,072	33,297
SunTrust Banks, Inc. (Banks)	4,411	263,645

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SVB Financial Group* (Banks)	484	$90,552
Synchrony Financial (Consumer Finance)	6,873	213,407
Synovus Financial Corp. (Banks)	1,118	51,495
T. Rowe Price Group, Inc. (Capital Markets)	2,209	200,246
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	873	21,319
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	557	27,683
TCF Financial Corp. (Banks)	1,579	26,906
TD Ameritrade Holding Corp. (Capital Markets)	2,329	113,655
Texas Capital Bancshares, Inc.* (Banks)	456	39,125
The Allstate Corp. (Insurance)	3,323	305,417
The Bank of New York Mellon Corp. (Capital Markets)	9,494	503,372
The Charles Schwab Corp. (Capital Markets)	10,955	479,172
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,141	30,693
The Goldman Sachs Group, Inc. (Capital Markets)	3,305	783,912
The Hanover Insurance Group, Inc. (Insurance)	387	37,512
The Howard Hughes Corp.* (Real Estate Management & Development)	353	41,629
The Macerich Co. (Equity Real Estate Investment Trusts)	1,000	54,970
The NASDAQ OMX Group, Inc. (Capital Markets)	1,072	83,155
The Progressive Corp. (Insurance)	5,348	258,950
The Travelers Cos., Inc. (Insurance)	2,537	310,833
The Western Union Co. (IT Services)	4,266	81,907
Torchmark Corp. (Insurance)	994	79,609
Trustmark Corp. (Banks)	621	20,568
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	3,207	32,327
U.S. Bancorp (Banks)	14,605	782,682
UDR, Inc. (Equity Real Estate Investment Trusts)	2,461	93,592
UMB Financial Corp. (Banks)	402	29,945
Umpqua Holdings Corp. (Banks)	2,025	39,508
United Bankshares, Inc. (Banks)	964	35,813
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,514	22,195
Unum Group (Insurance)	2,075	106,095
Urban Edge Properties (Equity Real Estate Investment Trusts)	972	23,445
Validus Holdings, Ltd. (Insurance)	728	35,825
Valley National Bancorp (Banks)	2,425	29,221
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,272	213,105
VEREIT, Inc. (Equity Real Estate Investment Trusts)	8,953	74,220
Visa, Inc. - Class A (IT Services)	16,813	1,769,401
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,586	121,932
Voya Financial, Inc. (Diversified Financial Services)	1,652	65,898
W.R. Berkley Corp. (Insurance)	881	58,798
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	769	15,434
Washington Federal, Inc. (Thrifts & Mortgage Finance)	816	27,458
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,708	14,228
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	708	23,194
Webster Financial Corp. (Banks)	847	44,510
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,096	34,787
Wells Fargo & Co. (Banks)	41,061	2,264,514
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,391	238,319
Western Alliance Bancorp* (Banks)	892	47,347
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,921	235,522
White Mountains Insurance Group, Ltd. (Insurance)	32	27,424
Willis Towers Watson PLC (Insurance)	1,235	190,474
Wintrust Financial Corp. (Banks)	512	40,095
WP Carey, Inc. (Equity Real Estate Investment Trusts)	982	66,177
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	980	20,629
XL Group, Ltd. (Insurance)	2,370	93,497
Zions Bancorp (Banks)	1,858	87,660
TOTAL COMMON STOCKS (Cost $22,463,416)		45,843,968

	Principal Amount	Value
Repurchase Agreements (1.2%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $565,044	$565,000	$565,000
TOTAL REPURCHASE AGREEMENTS (Cost $565,000)		565,000

TOTAL INVESTMENT SECURITIES (Cost $23,028,416) - 101.2%		46,408,968
Net other assets (liabilities) - (1.2)%		(566,126)

NET ASSETS - 100.0%		$45,842,842

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Banks	$14,636,103	31.9%
Capital Markets	6,767,038	14.8%
Consumer Finance	1,669,048	3.6%
Diversified Financial Services	3,307,912	7.2%
Equity Real Estate Investment Trusts	8,748,586	19.0%
Insurance	6,739,615	14.7%
IT Services	3,062,945	6.7%
Mortgage Real Estate Investment Trusts	439,895	1.0%
Real Estate Management & Development	258,296	0.6%
Thrifts & Mortgage Finance	214,530	0.5%
Other**	(1,126)	NM
Total	$45,842,842	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
Abbott Laboratories (Health Care Equipment & Supplies)	32,751	$1,747,592
AbbVie, Inc. (Biotechnology)	30,048	2,670,064
ABIOMED, Inc.* (Health Care Equipment & Supplies)	788	132,857
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,537	73,407
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,821	68,597
Aetna, Inc. (Health Care Providers & Services)	6,252	994,130
Agios Pharmaceuticals, Inc.* (Biotechnology)	780	52,065
Akorn, Inc.* (Pharmaceuticals)	1,765	58,580
Alere, Inc.* (Health Care Equipment & Supplies)	1,641	83,675
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,206	590,060
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,360	253,327
Alkermes PLC* (Biotechnology)	2,894	147,131
Allergan PLC (Pharmaceuticals)	6,300	1,291,185
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,430	168,011
Amgen, Inc. (Biotechnology)	13,755	2,564,620
Anthem, Inc. (Health Care Providers & Services)	4,948	939,525
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,370	439,085
Baxter International, Inc. (Health Care Equipment & Supplies)	9,447	592,799
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	4,287	840,038
Biogen, Inc.* (Biotechnology)	3,988	1,248,723
BioMarin Pharmaceutical, Inc.* (Biotechnology)	3,306	307,689
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	379	84,221
Bio-Techne Corp. (Life Sciences Tools & Services)	703	84,986
Bioverativ, Inc.* (Biotechnology)	2,039	116,366
Bluebird Bio, Inc.* (Biotechnology)	856	117,572
Boston Scientific Corp.* (Health Care Equipment & Supplies)	25,865	754,482
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,909	1,970,140
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,510	37,206
Bruker Corp. (Life Sciences Tools & Services)	1,942	57,775
Catalent, Inc.* (Pharmaceuticals)	2,357	94,091
Celgene Corp.* (Biotechnology)	14,749	2,150,699
Centene Corp.* (Health Care Providers & Services)	3,249	314,406
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	900	97,218
Cigna Corp. (Health Care Providers & Services)	4,747	887,404
Clovis Oncology, Inc.* (Biotechnology)	920	75,808
Danaher Corp. (Health Care Equipment & Supplies)	11,521	988,271
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,881	171,103
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	4,329	258,917
DexCom, Inc.* (Health Care Equipment & Supplies)	1,633	79,895
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,983	435,382
Eli Lilly & Co. (Pharmaceuticals)	18,263	1,562,217
Endo International PLC* (Pharmaceuticals)	3,788	32,444
Envision Healthcare Corp.* (Health Care Providers & Services)	2,280	102,486
Exact Sciences Corp.* (Biotechnology)	2,242	105,643
Exelixis, Inc.* (Biotechnology)	5,262	127,498
Express Scripts Holding Co.* (Health Care Providers & Services)	10,889	689,491
Gilead Sciences, Inc. (Biotechnology)	24,614	1,994,226
Haemonetics Corp.* (Health Care Equipment & Supplies)	992	44,511
Halyard Health, Inc.* (Health Care Equipment & Supplies)	885	39,852
HCA Holdings, Inc.* (Health Care Providers & Services)	5,449	433,686
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,380	74,479
HealthSouth Corp. (Health Care Providers & Services)	1,859	86,165
Henry Schein, Inc.* (Health Care Providers & Services)	2,993	245,396
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,244	92,056
Hologic, Inc.* (Health Care Equipment & Supplies)	5,285	193,907
Horizon Pharma PLC* (Pharmaceuticals)	3,080	39,054
Humana, Inc. (Health Care Providers & Services)	2,725	663,892
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,647	256,092
Illumina, Inc.* (Life Sciences Tools & Services)	2,752	548,198
Impax Laboratories, Inc.* (Pharmaceuticals)	1,400	28,420
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	1,059	55,386
Incyte Corp.* (Biotechnology)	3,216	375,436
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,189	60,021
Intercept Pharmaceuticals, Inc.* (Biotechnology)	330	19,153
Intrexon Corp.* (Biotechnology)	1,176	22,356
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	703	735,254
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,345	118,892
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,131	165,409
Johnson & Johnson (Pharmaceuticals)	50,589	6,577,077
Juno Therapeutics, Inc.* (Biotechnology)	1,521	68,232

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kite Pharma, Inc.* (Biotechnology)	971	$174,596
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,922	290,164
LifePoint Health, Inc.* (Health Care Providers & Services)	755	43,715
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	393	53,507
Magellan Health, Inc.* (Health Care Providers & Services)	445	38,404
Mallinckrodt PLC* (Pharmaceuticals)	1,830	68,387
Masimo Corp.* (Health Care Equipment & Supplies)	903	78,164
MEDNAX, Inc.* (Health Care Providers & Services)	1,763	76,021
Medtronic PLC (Health Care Equipment & Supplies)	25,534	1,985,778
Merck & Co., Inc. (Pharmaceuticals)	51,555	3,301,067
Molina Healthcare, Inc.* (Health Care Providers & Services)	827	56,865
Mylan N.V.* (Pharmaceuticals)	10,107	317,057
Myriad Genetics, Inc.* (Biotechnology)	1,292	46,745
Nektar Therapeutics* (Pharmaceuticals)	2,950	70,800
Neurocrine Biosciences, Inc.* (Biotechnology)	1,661	101,786
NuVasive, Inc.* (Health Care Equipment & Supplies)	959	53,186
OPKO Health, Inc.* (Biotechnology)	6,855	47,025
Owens & Minor, Inc. (Health Care Providers & Services)	1,152	33,638
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	759	28,500
Patterson Cos., Inc. (Health Care Providers & Services)	1,550	59,908
Perrigo Co. PLC (Pharmaceuticals)	2,499	211,540
Pfizer, Inc. (Pharmaceuticals)	112,492	4,015,964
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,194	64,512
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	935	71,219
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,000	50,090
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,569	240,561
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,855	271,425
Radius Health, Inc.* (Biotechnology)	745	28,720
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,447	646,983
ResMed, Inc. (Health Care Equipment & Supplies)	2,682	206,407
Seattle Genetics, Inc.* (Biotechnology)	1,805	98,210
STERIS PLC (Health Care Equipment & Supplies)	1,603	141,705
Stryker Corp. (Health Care Equipment & Supplies)	6,066	861,493
Teleflex, Inc. (Health Care Equipment & Supplies)	846	204,707
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,518	24,941
TESARO, Inc.* (Biotechnology)	714	92,177
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	923	218,853
The Medicines Co.* (Pharmaceuticals)	1,202	44,522
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	7,545	1,427,513
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	743	39,572
United Therapeutics Corp.* (Biotechnology)	817	95,744
UnitedHealth Group, Inc. (Health Care Providers & Services)	18,226	3,569,561
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,667	184,937
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,730	173,104
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,754	722,798
Waters Corp.* (Life Sciences Tools & Services)	1,502	269,639
WellCare Health Plans, Inc.* (Health Care Providers & Services)	836	143,575
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,395	134,283
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,811	446,230
Zoetis, Inc. (Pharmaceuticals)	9,253	589,971
TOTAL COMMON STOCKS (Cost $25,023,817)		61,812,300

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	3,716	4,125
TOTAL CONTINGENT RIGHT (Cost $—)		4,125

	Principal Amount	Value
Repurchase Agreements (0.1%)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $78,006	$78,000	$78,000
TOTAL REPURCHASE AGREEMENTS (Cost $78,000)		78,000

TOTAL INVESTMENT SECURITIES (Cost $25,101,817) - 99.7%		61,894,425
Net other assets (liabilities) - 0.3%		161,256

NET ASSETS - 100.0%		$62,055,681

*	Non-income producing security.
^	The Advisor has deemed this security to be illiquid. As of September 30, 2017, this security represented 0.007% of the net assets of the Fund.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of September 30, 2017, this security represented 0.007% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Biotechnology	$15,325,341	24.7%
Commercial Services & Supplies	74,479	0.1%
Health Care Equipment & Supplies	12,531,923	20.2%
Health Care Providers & Services	10,400,587	16.8%
Life Sciences Tools & Services	2,967,580	4.8%
Pharmaceuticals	20,516,515	33.0%
Other**	239,256	0.4%
Total	$62,055,681	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
3M Co. (Industrial Conglomerates)	5,433	$1,140,388
A.O. Smith Corp. (Building Products)	1,340	79,636
Accenture PLC - Class A (IT Services)	5,646	762,604
Actuant Corp. - Class A (Machinery)	525	13,440
Acuity Brands, Inc. (Electrical Equipment)	370	63,374
AECOM Technology Corp.* (Construction & Engineering)	1,431	52,675
AGCO Corp. (Machinery)	580	42,787
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,932	188,235
Air Lease Corp. (Trading Companies & Distributors)	871	37,122
Allegion PLC (Building Products)	862	74,537
Alliance Data Systems Corp. (IT Services)	425	94,159
Allison Transmission Holdings, Inc. (Machinery)	1,296	48,639
AMETEK, Inc. (Electrical Equipment)	2,109	139,278
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,792	236,314
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	254	21,590
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	344	22,635
AptarGroup, Inc. (Containers & Packaging)	552	47,643
Arconic, Inc. (Aerospace & Defense)	3,545	88,200
Armstrong World Industries, Inc.* (Building Products)	465	23,831
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	803	64,569
Automatic Data Processing, Inc. (IT Services)	4,066	444,495
Avery Dennison Corp. (Containers & Packaging)	804	79,065
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,135	44,606
Ball Corp. (Containers & Packaging)	3,200	132,160
Barnes Group, Inc. (Machinery)	436	30,712
Belden, Inc. (Electronic Equipment, Instruments & Components)	372	29,957
Bemis Co., Inc. (Containers & Packaging)	825	37,595
Berry Plastics Group, Inc.* (Containers & Packaging)	1,200	67,980
Booz Allen Hamilton Holding Corp. (IT Services)	1,360	50,850
Broadridge Financial Solutions, Inc. (IT Services)	1,051	84,942
BWX Technologies, Inc. (Aerospace & Defense)	900	50,418
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,287	97,941
Carlisle Cos., Inc. (Industrial Conglomerates)	556	55,761
Caterpillar, Inc. (Machinery)	5,382	671,188
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	916	15,389
Cintas Corp. (Commercial Services & Supplies)	778	112,250
Clean Harbors, Inc.* (Commercial Services & Supplies)	458	25,969
Cognex Corp. (Electronic Equipment, Instruments & Components)	788	86,901
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	217	51,032
Colfax Corp.* (Machinery)	892	37,143
Conduent, Inc.* (IT Services)	1,783	27,940
Convergys Corp. (IT Services)	847	21,929
CoreLogic, Inc.* (IT Services)	771	35,636
CoStar Group, Inc.* (Internet Software & Services)	288	77,256
Covanta Holding Corp. (Commercial Services & Supplies)	1,205	17,894
Crane Co. (Machinery)	446	35,676
Crown Holdings, Inc.* (Containers & Packaging)	1,240	74,053
CSX Corp. (Road & Rail)	8,323	451,606
Cummins, Inc. (Machinery)	1,439	241,794
Curtiss-Wright Corp. (Aerospace & Defense)	388	40,562
Deere & Co. (Machinery)	2,919	366,596
Deluxe Corp. (Commercial Services & Supplies)	426	31,081
DigitalGlobe, Inc.* (Aerospace & Defense)	546	19,247
Donaldson Co., Inc. (Machinery)	1,206	55,404
Dover Corp. (Machinery)	1,422	129,957
Eagle Materials, Inc. (Construction Materials)	427	45,561
Eaton Corp. PLC (Electrical Equipment)	4,070	312,535
EMCOR Group, Inc. (Construction & Engineering)	521	36,147
Emerson Electric Co. (Electrical Equipment)	5,840	366,985
EnerSys (Electrical Equipment)	382	26,423
Equifax, Inc. (Professional Services)	1,111	117,755
Esterline Technologies Corp.* (Aerospace & Defense)	232	20,915
Euronet Worldwide, Inc.* (IT Services)	462	43,793
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,642	98,290
Fastenal Co. (Trading Companies & Distributors)	2,638	120,239
FedEx Corp. (Air Freight & Logistics)	2,250	507,555
Fidelity National Information Services, Inc. (IT Services)	3,029	282,878
First Data Corp.* (IT Services)	3,898	70,320
Fiserv, Inc.* (IT Services)	1,930	248,893
FleetCor Technologies, Inc.* (IT Services)	838	129,697
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,259	48,988
Flowserve Corp. (Machinery)	1,202	51,193
Fluor Corp. (Construction & Engineering)	1,283	54,014
Fortive Corp. (Machinery)	2,788	197,363
Fortune Brands Home & Security, Inc. (Building Products)	1,407	94,593
FTI Consulting, Inc.* (Professional Services)	348	12,347

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GATX Corp. (Trading Companies & Distributors)	341	$20,992
Generac Holdings, Inc.* (Electrical Equipment)	547	25,124
General Dynamics Corp. (Aerospace & Defense)	2,529	519,912
General Electric Co. (Industrial Conglomerates)	78,997	1,910,148
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	541	40,039
Genpact, Ltd. (IT Services)	1,138	32,718
Global Payments, Inc. (IT Services)	1,394	132,472
Graco, Inc. (Machinery)	493	60,979
Graphic Packaging Holding Co. (Containers & Packaging)	2,831	39,492
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,694	61,103
HEICO Corp. (Aerospace & Defense)	229	20,566
HEICO Corp. - Class A (Aerospace & Defense)	400	30,480
Hexcel Corp. (Aerospace & Defense)	816	46,855
Hillenbrand, Inc. (Machinery)	555	21,562
Honeywell International, Inc. (Industrial Conglomerates)	6,968	987,644
Hubbell, Inc. (Electrical Equipment)	481	55,806
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	400	90,576
IDEX Corp. (Machinery)	673	81,749
Illinois Tool Works, Inc. (Machinery)	2,830	418,726
Ingersoll-Rand PLC (Machinery)	2,310	205,983
International Paper Co. (Containers & Packaging)	3,763	213,815
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	332	61,440
Itron, Inc.* (Electronic Equipment, Instruments & Components)	300	23,235
ITT, Inc. (Machinery)	800	35,416
J.B. Hunt Transport Services, Inc. (Road & Rail)	777	86,309
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,629	46,508
Jack Henry & Associates, Inc. (IT Services)	681	70,000
Jacobs Engineering Group, Inc. (Construction & Engineering)	1,111	64,738
Johnson Controls International PLC (Building Products)	8,517	343,150
Kansas City Southern Industries, Inc. (Road & Rail)	954	103,681
KBR, Inc. (Construction & Engineering)	1,283	22,940
Kennametal, Inc. (Machinery)	736	29,690
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,683	70,114
Kirby Corp.* (Marine)	468	30,865
KLX, Inc.* (Aerospace & Defense)	453	23,977
L3 Technologies, Inc. (Aerospace & Defense)	688	129,640
Landstar System, Inc. (Road & Rail)	369	36,771
Lennox International, Inc. (Building Products)	334	59,776
Lincoln Electric Holdings, Inc. (Machinery)	545	49,966
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	200	39,176
Lockheed Martin Corp. (Aerospace & Defense)	2,283	708,392
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,326	35,908
Macquarie Infrastructure Corp. (Transportation Infrastructure)	684	49,371
ManpowerGroup, Inc. (Professional Services)	587	69,160
Martin Marietta Materials, Inc. (Construction Materials)	553	114,045
Masco Corp. (Building Products)	2,908	113,441
MasTec, Inc.* (Construction & Engineering)	590	27,376
MAXIMUS, Inc. (IT Services)	571	36,830
MDU Resources Group, Inc. (Multi-Utilities)	1,771	45,957
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	226	141,512
Moog, Inc.* - Class A (Aerospace & Defense)	284	23,694
MRC Global, Inc.* (Trading Companies & Distributors)	857	14,989
MSA Safety, Inc. (Commercial Services & Supplies)	299	23,773
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	397	30,001
Mueller Industries, Inc. (Machinery)	507	17,720
National Instruments Corp. (Electronic Equipment, Instruments & Components)	968	40,821
Nordson Corp. (Machinery)	447	52,970
Norfolk Southern Corp. (Road & Rail)	2,640	349,114
Northrop Grumman Corp. (Aerospace & Defense)	1,585	456,036
NOW, Inc.* (Trading Companies & Distributors)	973	13,437
Old Dominion Freight Line, Inc. (Road & Rail)	602	66,286
Orbital ATK, Inc. (Aerospace & Defense)	507	67,512
Oshkosh Corp. (Machinery)	658	54,311
Owens Corning (Building Products)	1,004	77,659
Owens-Illinois, Inc.* (Containers & Packaging)	1,485	37,363
PACCAR, Inc. (Machinery)	3,196	231,199
Packaging Corp. of America (Containers & Packaging)	856	98,166
Parker-Hannifin Corp. (Machinery)	1,224	214,224
Paychex, Inc. (IT Services)	2,919	175,023
PayPal Holdings, Inc.* (IT Services)	10,310	660,149
Pentair PLC (Machinery)	1,505	102,280
PerkinElmer, Inc. (Life Sciences Tools & Services)	996	68,694
Quanta Services, Inc.* (Construction & Engineering)	1,382	51,645
Raytheon Co. (Aerospace & Defense)	2,658	495,930
Regal Beloit Corp. (Electrical Equipment)	392	30,968
Republic Services, Inc. - Class A (Commercial Services & Supplies)	2,093	138,264
Robert Half International, Inc. (Professional Services)	1,162	58,495
Rockwell Automation, Inc. (Electrical Equipment)	1,182	210,644
Rockwell Collins, Inc. (Aerospace & Defense)	1,482	193,712
Roper Technologies, Inc. (Industrial Conglomerates)	926	225,388
Ryder System, Inc. (Road & Rail)	466	39,400
Sabre Corp. (IT Services)	1,913	34,625
Sealed Air Corp. (Containers & Packaging)	1,724	73,649

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,559	$74,941
Silgan Holdings, Inc. (Containers & Packaging)	650	19,130
Sonoco Products Co. (Containers & Packaging)	901	45,455
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	1,067	82,927
Square, Inc.* (IT Services)	2,294	66,090
Stericycle, Inc.* (Commercial Services & Supplies)	777	55,649
Summit Materials, Inc.* - Class A (Construction Materials)	972	31,133
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	3,214	266,954
Teledyne Technologies, Inc.* (Aerospace & Defense)	311	49,505
Terex Corp. (Machinery)	773	34,800
Tetra Tech, Inc. (Commercial Services & Supplies)	498	23,182
Textron, Inc. (Aerospace & Defense)	2,407	129,689
The Advisory Board Co.* (Professional Services)	358	19,198
The Boeing Co. (Aerospace & Defense)	5,071	1,289,099
The Brink’s Co. (Commercial Services & Supplies)	444	37,407
The Sherwin-Williams Co. (Chemicals)	749	268,172
The Timken Co. (Machinery)	603	29,276
The Toro Co. (Machinery)	976	60,571
Total System Services, Inc. (IT Services)	1,527	100,019
TransDigm Group, Inc. (Aerospace & Defense)	425	108,651
Transunion* (Professional Services)	1,365	64,510
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,306	90,510
Trinity Industries, Inc. (Machinery)	1,384	44,150
Union Pacific Corp. (Road & Rail)	7,303	846,929
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	6,295	755,966
United Rentals, Inc.* (Trading Companies & Distributors)	770	106,830
United Technologies Corp. (Aerospace & Defense)	6,771	785,978
Univar, Inc.* (Trading Companies & Distributors)	927	26,818
Universal Display Corp. (Electronic Equipment, Instruments & Components)	368	47,417
USG Corp.* (Building Products)	821	26,806
Valmont Industries, Inc. (Construction & Engineering)	199	31,462
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,010	20,483
Verisk Analytics, Inc.* - Class A (Professional Services)	1,420	118,130
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,232	23,162
Vulcan Materials Co. (Construction Materials)	1,216	145,434
W.W. Grainger, Inc. (Trading Companies & Distributors)	462	83,045
Wabtec Corp. (Machinery)	778	58,934
Waste Management, Inc. (Commercial Services & Supplies)	3,692	288,972
Watsco, Inc. (Trading Companies & Distributors)	267	43,006
Welbilt, Inc.* (Machinery)	1,276	29,412
WESCO International, Inc.* (Trading Companies & Distributors)	422	24,582
WestRock Co. (Containers & Packaging)	2,313	131,216
WEX, Inc.* (IT Services)	351	39,389
Woodward, Inc. (Machinery)	486	37,718
XPO Logistics, Inc.* (Air Freight & Logistics)	887	60,121
Xylem, Inc. (Machinery)	1,632	102,212
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	467	50,707
TOTAL COMMON STOCKS (Cost $18,148,812)		28,951,138

	Principal Amount	Value
Repurchase Agreements (0.1%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $31,002	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000

TOTAL INVESTMENT SECURITIES (Cost $18,179,812) - 99.6%		28,982,138
Net other assets (liabilities) - 0.4%		116,008

NET ASSETS - 100.0%		$29,098,146

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$5,472,473	18.7%
Air Freight & Logistics	1,519,873	5.2%
Building Products	893,429	3.1%
Chemicals	268,172	0.9%
Commercial Services & Supplies	754,441	2.6%
Construction & Engineering	356,386	1.2%
Construction Materials	336,173	1.2%
Containers & Packaging	1,096,782	3.8%
Electrical Equipment	1,306,078	4.5%
Electronic Equipment, Instruments & Components	1,364,484	4.7%
Industrial Conglomerates	4,319,329	14.8%
Internet Software & Services	77,256	0.3%
IT Services	3,645,451	12.5%
Life Sciences Tools & Services	398,441	1.4%
Machinery	3,895,740	13.4%
Marine	30,865	0.1%
Multi-Utilities	45,957	0.2%
Paper & Forest Products	35,908	0.1%
Professional Services	459,595	1.6%
Road & Rail	2,020,135	6.9%
Trading Companies & Distributors	604,799	2.1%
Transportation Infrastructure	49,371	0.2%
Other**	147,008	0.5%
Total	$29,098,146	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
2U, Inc.* (Internet Software & Services)	4,324	$242,317
8x8, Inc.* (Software)	10,950	147,825
Akamai Technologies, Inc.* (Internet Software & Services)	7,152	348,445
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	15,043	214,062
Alphabet, Inc.* - Class A (Internet Software & Services)	800	778,976
Alphabet, Inc.* - Class C (Internet Software & Services)	812	778,797
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,323	1,271,865
Arista Networks, Inc.* (Communications Equipment)	1,935	366,896
Blucora, Inc.* (Internet Software & Services)	6,001	151,825
Box, Inc.* - Class A (Internet Software & Services)	11,593	223,977
Citrix Systems, Inc.* (Software)	5,030	386,405
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,979	194,573
Cornerstone OnDemand, Inc.* (Internet Software & Services)	5,075	206,096
E*TRADE Financial Corp.* (Capital Markets)	9,602	418,743
eBay, Inc.* (Internet Software & Services)	16,522	635,436
Ebix, Inc. (Software)	2,632	171,738
Endurance International Group Holdings, Inc.* (Internet Software & Services)	14,600	119,720
Expedia, Inc. (Internet & Direct Marketing Retail)	3,222	463,775
Facebook, Inc.* - Class A (Internet Software & Services)	7,655	1,308,010
GoDaddy, Inc.* - Class A (Internet Software & Services)	7,426	323,105
Groupon, Inc.* (Internet & Direct Marketing Retail)	39,438	205,078
Hubspot, Inc.* (Software)	2,836	238,366
IAC/InterActiveCorp* (Internet Software & Services)	2,985	350,976
j2 Global, Inc. (Internet Software & Services)	3,244	239,667
Juniper Networks, Inc. (Communications Equipment)	13,668	380,381
LogMeIn, Inc. (Internet Software & Services)	2,613	287,561
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,568	828,407
NETGEAR, Inc.* (Communications Equipment)	3,419	162,744
Pandora Media, Inc.* (Internet Software & Services)	22,163	170,655
PayPal Holdings, Inc.* (IT Services)	12,713	814,013
Salesforce.com, Inc.* (Software)	7,932	741,007
Snap, Inc.* (Software)	17,231	250,539
Sonus Networks, Inc.* (Communications Equipment)	12,859	98,371
TD Ameritrade Holding Corp. (Capital Markets)	8,921	435,345
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	6,056	245,450
TrueCar, Inc.* (Internet Software & Services)	9,000	142,110
Twitter, Inc.* (Internet Software & Services)	22,683	382,662
Veeva Systems, Inc.* - Class A (Health Care Technology)	5,473	308,732
VeriSign, Inc.* (Internet Software & Services)	3,406	362,364
Vonage Holdings Corp.* (Diversified Telecommunication Services)	21,135	172,039
Web.com Group, Inc.* (Internet Software & Services)	5,730	143,250
TOTAL COMMON STOCKS (Cost $6,479,782)		15,712,303

	Principal Amount	Value
Repurchase Agreements (0.7%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $110,009	$110,000	$110,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,000)		110,000

TOTAL INVESTMENT SECURITIES (Cost $6,589,782) - 100.6%		15,822,303
Net other assets (liabilities) - (0.6)%		(92,013)

NET ASSETS - 100.0%		$15,730,290

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Capital Markets	$854,088	5.4%
Communications Equipment	1,008,392	6.4%
Diversified Telecommunication Services	366,612	2.3%
Health Care Technology	522,794	3.3%
Internet & Direct Marketing Retail	3,014,575	19.2%
Internet Software & Services	7,195,949	45.8%
IT Services	814,013	5.2%
Software	1,935,880	12.3%
Other**	17,987	0.1%
Total	$15,730,290	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,751	$769,436
Andeavor (Oil, Gas & Consumable Fuels)	4,056	418,376
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	6,032	120,037
Apache Corp. (Oil, Gas & Consumable Fuels)	10,708	490,426
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	12,035	440,722
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	13,001	347,777
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,682	255,917
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	25,528	109,770
Chevron Corp. (Oil, Gas & Consumable Fuels)	53,275	6,259,813
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,679	304,522
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,181	550,721
ConocoPhillips (Oil, Gas & Consumable Fuels)	34,214	1,712,411
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,428	93,745
Core Laboratories N.V. (Energy Equipment & Services)	1,240	122,388
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	14,780	542,574
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,758	270,174
Dril-Quip, Inc.* (Energy Equipment & Services)	1,063	46,931
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,732	149,386
Ensco PLCADR - Class A (Energy Equipment & Services)	8,543	51,002
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	16,235	1,570,574
EQT Corp. (Oil, Gas & Consumable Fuels)	4,871	317,784
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	119,123	9,765,704
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,290	105,065
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,625	66,323
Halliburton Co. (Energy Equipment & Services)	24,400	1,123,132
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,055	159,196
Hess Corp. (Oil, Gas & Consumable Fuels)	7,595	356,130
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,985	179,310
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	53,973	1,035,202
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	23,894	324,003
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	14,232	798,131
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,561	121,140
Nabors Industries, Ltd. (Energy Equipment & Services)	8,033	64,826
National Oilwell Varco, Inc. (Energy Equipment & Services)	10,684	381,739
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	5,601	166,182
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	13,676	387,851
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	6,675	60,876
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	21,496	1,380,258
Oceaneering International, Inc. (Energy Equipment & Services)	2,762	72,558
OGE Energy Corp. (Electric Utilities)	5,615	202,308
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	10,680	591,779
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	6,543	172,343
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,999	125,619
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,085	85,177
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,853	90,853
Phillips 66 (Oil, Gas & Consumable Fuels)	12,080	1,106,649
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,782	705,536
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	6,760	57,933
Range Resources Corp. (Oil, Gas & Consumable Fuels)	6,346	124,191
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,048	146,089
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	3,193	41,030
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	3,523	121,861
Schlumberger, Ltd. (Energy Equipment & Services)	39,063	2,725,036
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,858	53,418
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,879	51,073
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	14,312	87,446
Superior Energy Services, Inc.* (Energy Equipment & Services)	4,299	45,913
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,058	286,543
TechnipFMC PLC* (Energy Equipment & Services)	12,347	344,728
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,239	697,402
Transocean, Ltd.* (Energy Equipment & Services)	10,999	118,349
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,284	70,964

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	12,414	$955,009
Weatherford International PLC* (Energy Equipment & Services)	27,714	126,930
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	10,198	55,681
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,924	65,243
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,182	128,593
TOTAL COMMON STOCKS (Cost $17,590,993)		40,875,808

TOTAL INVESTMENT SECURITIES (Cost $17,590,993) - 100.5%		40,875,808
Net other assets (liabilities) - (0.5)%		(192,205)

NET ASSETS - 100.0%		$40,683,603

*	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Electric Utilities	$202,308	0.5%
Energy Equipment & Services	6,061,063	14.9%
Oil, Gas & Consumable Fuels	34,507,372	84.8%
Semiconductors & Semiconductor Equipment	105,065	0.3%
Other**	(192,205)	(0.5)%
Total	$40,683,603	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (63.6%)
Akorn, Inc.* (Pharmaceuticals)	1,047	$34,750
Allergan PLC (Pharmaceuticals)	3,677	753,601
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,032	1,149,360
Catalent, Inc.* (Pharmaceuticals)	1,397	55,768
Eli Lilly & Co. (Pharmaceuticals)	10,634	909,632
Endo International PLC* (Pharmaceuticals)	2,200	18,843
Horizon Pharma PLC* (Pharmaceuticals)	1,805	22,887
Impax Laboratories, Inc.* (Pharmaceuticals)	840	17,052
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	656	95,940
Johnson & Johnson (Pharmaceuticals)	29,454	3,829,314
Mallinckrodt PLC* (Pharmaceuticals)	1,042	38,940
Merck & Co., Inc. (Pharmaceuticals)	30,020	1,922,181
Mylan N.V.* (Pharmaceuticals)	5,895	184,926
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	443	16,635
Perrigo Co. PLC (Pharmaceuticals)	1,465	124,012
Pfizer, Inc. (Pharmaceuticals)	65,520	2,339,064
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	599	30,004
TESARO, Inc.* (Biotechnology)	400	51,640
The Medicines Co.* (Pharmaceuticals)	724	26,817
Zoetis, Inc. (Pharmaceuticals)	5,362	341,881
TOTAL COMMON STOCKS (Cost $5,353,423)		11,963,247

	Principal Amount	Value
Repurchase Agreements (0.4%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $76,006	$76,000	$76,000
TOTAL REPURCHASE AGREEMENTS (Cost $76,000)		76,000

TOTAL INVESTMENT SECURITIES (Cost $5,429,423) - 64.0%		12,039,247
Net other assets (liabilities) - 36.0%		6,761,763

NET ASSETS - 100.0%		$18,801,010

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	10/23/17	1.51%	$6,800,000	$6,799,184	$(816)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Biotechnology	$51,640	0.3%
Pharmaceuticals	11,911,607	63.3%
Other**	6,837,763	36.4%
Total	$18,801,010	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (103.4%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $27,734,179	$27,732,000	$27,732,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,732,000)		27,732,000

TOTAL INVESTMENT SECURITIES (Cost $27,732,000) - 103.4%		27,732,000
Net other assets (liabilities) - (3.4)%		(922,042)

NET ASSETS - 100.0%		$26,809,958

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $5,578,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/17	1.71%	$12,881,831	$12,463,154	$(420,310)
Dow Jones Precious Metals Index	UBS AG	10/23/17	1.96%	14,787,525	14,314,502	(475,284)
				$27,669,356	$26,777,656	$(895,594)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.7%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,659	$47,481
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	7,684	166,589
Alexander & Baldwin, Inc. (Real Estate Management & Development)	915	42,392
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,856	220,808
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,704	119,382
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	4,530	98,346
American Tower Corp. (Equity Real Estate Investment Trusts)	8,508	1,162,874
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	21,568	262,914
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	3,114	136,580
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	4,157	78,609
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	2,736	488,157
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,879	58,287
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	3,058	375,767
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,477	60,813
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	6,043	113,608
Camden Property Trust (Equity Real Estate Investment Trusts)	1,832	167,536
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	3,391	28,450
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	5,963	225,878
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	3,722	70,420
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	10,928	137,256
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,402	52,292
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,343	62,722
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	678	75,868
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,972	64,741
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	8,326	77,765
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	8,053	805,140
CubeSmart (Equity Real Estate Investment Trusts)	3,570	92,677
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,810	106,663
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,845	106,862
DDR Corp. (Equity Real Estate Investment Trusts)	6,051	55,427
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,971	43,482
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,055	479,828
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,034	119,600
Duke Realty Corp. (Equity Real Estate Investment Trusts)	7,051	203,210
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	680	59,922
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,452	52,170
EPR Properties (Equity Real Estate Investment Trusts)	1,272	88,709
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,544	689,088
Equity Commonwealth* (Equity Real Estate Investment Trusts)	2,462	74,837
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,724	146,678
Equity Residential (Equity Real Estate Investment Trusts)	7,283	480,168
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,309	332,525
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	2,496	199,480
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	1,434	178,117
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,375	71,464
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	5,289	134,922
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,212	30,203
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	3,960	146,084
GGP, Inc. (Equity Real Estate Investment Trusts)	12,413	257,818
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,011	91,083
HCP, Inc. (Equity Real Estate Investment Trusts)	9,297	258,736
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,455	79,395
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	3,978	118,544
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,046	106,576
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	3,258	92,820
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	14,671	271,267
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	3,077	103,172
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,211	37,874
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	5,240	203,836

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
JBG Smith Properties* (Equity Real Estate Investment Trusts)	1,851	$63,323
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	898	110,903
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,951	138,755
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	8,439	164,982
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,657	33,554
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,658	113,623
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	2,243	65,092
Lexington Realty Trust (Equity Real Estate Investment Trusts)	4,294	43,885
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,919	119,854
Life Storage, Inc. (Equity Real Estate Investment Trusts)	924	75,592
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,782	42,251
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7,217	94,759
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	7,856	68,819
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	2,251	240,587
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	813	62,837
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,959	123,272
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	6,091	101,902
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,909	124,736
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	2,747	69,169
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	4,023	64,368
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,852	78,601
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,366	49,367
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,525	62,498
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,883	58,121
Potlatch Corp. (Equity Real Estate Investment Trusts)	806	41,106
Prologis, Inc. (Equity Real Estate Investment Trusts)	10,543	669,060
Public Storage (Equity Real Estate Investment Trusts)	2,967	634,909
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,859	28,815
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,554	73,785
Realogy Holdings Corp. (Real Estate Management & Development)	2,702	89,031
Realty Income Corp. (Equity Real Estate Investment Trusts)	5,434	310,770
Regency Centers Corp. (Equity Real Estate Investment Trusts)	2,935	182,087
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	4,577	60,096
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	3,465	76,230
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	1,015	63,427
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,169	69,528
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	2,385	343,559
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,708	92,041
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	6,162	992,145
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,963	198,891
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	9,086	77,867
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,165	112,184
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	2,543	92,489
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,278	81,524
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,565	134,089
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	4,468	71,801
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,882	45,958
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,203	59,789
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,460	66,174
The Howard Hughes Corp.* (Real Estate Management & Development)	771	90,924
The Macerich Co. (Equity Real Estate Investment Trusts)	2,159	118,680
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	6,916	69,713
UDR, Inc. (Equity Real Estate Investment Trusts)	5,305	201,749
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,271	47,953
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,100	50,652
Ventas, Inc. (Equity Real Estate Investment Trusts)	7,059	459,753
VEREIT, Inc. (Equity Real Estate Investment Trusts)	19,312	160,096
Vornado Realty Trust (Equity Real Estate Investment Trusts)	3,416	262,622
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,682	30,671
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,525	49,959
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,367	75,129
Welltower, Inc. (Equity Real Estate Investment Trusts)	7,313	513,959
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	14,925	507,898
WP Carey, Inc. (Equity Real Estate Investment Trusts)	2,120	142,867
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,117	44,563
TOTAL COMMON STOCKS (Cost $13,395,156)		20,379,305

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements (0.7%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $135,011	$135,000	$135,000
TOTAL REPURCHASE AGREEMENTS (Cost $135,000)		135,000

TOTAL INVESTMENT SECURITIES (Cost $13,530,156) - 101.4%		20,514,305
Net other assets (liabilities) - (1.4)%		(290,044)

NET ASSETS - 100.0%		$20,224,261

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$18,871,475	93.2%
Mortgage Real Estate Investment Trusts	948,702	4.7%
Real Estate Management & Development	559,128	2.8%
Other**	(155,044)	(0.7)%
Total	$20,224,261	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (79.3%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,146	$78,362
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,824	243,344
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,161	425,106
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,114	755,269
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	536	35,344
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	488	26,020
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	729	20,551
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,526	37,941
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,070	30,870
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,032	27,431
Intel Corp. (Semiconductors & Semiconductor Equipment)	35,971	1,369,775
InterDigital, Inc. (Communications Equipment)	249	18,364
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,216	128,896
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,226	226,859
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,360	60,144
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,168	103,435
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,777	159,539
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,535	335,682
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	902	46,435
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	395	37,308
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	282	30,047
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,597	821,805
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,216	59,400
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	972	68,701
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	11,317	586,673
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	511	19,188
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	325	25,968
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,389	141,539
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	239	9,364
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,526	56,905
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,594	680,725
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	837	32,492
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,887	133,656
TOTAL COMMON STOCKS (Cost $3,639,794)		6,833,138

	Principal Amount	Value
Repurchase Agreements (0.1%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $12,001	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000

TOTAL INVESTMENT SECURITIES (Cost $3,651,794) - 79.4%		6,845,138
Net other assets (liabilities) - 20.6%		1,773,426

NET ASSETS - 100.0%		$8,618,564

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/17	1.71%	$1,800,000	$1,799,784	$(216)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

ProFund VP Semiconductor invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Communications Equipment	$18,364	0.2%
Semiconductors & Semiconductor Equipment	6,814,774	79.1%
Other**	1,785,426	20.7%
Total	$8,618,564	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	773	$10,350
ACI Worldwide, Inc.* (Software)	803	18,292
Adobe Systems, Inc.* (Software)	3,331	496,919
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,438	69,335
Akamai Technologies, Inc.* (Internet Software & Services)	1,164	56,710
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,214	17,275
Alphabet, Inc.* - Class A (Internet Software & Services)	2,013	1,960,098
Alphabet, Inc.* - Class C (Internet Software & Services)	2,040	1,956,584
Amdocs, Ltd. (IT Services)	988	63,548
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,489	214,477
ANSYS, Inc.* (Software)	568	69,711
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,911	5,380,484
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,209	375,517
Arista Networks, Inc.* (Communications Equipment)	327	62,002
ARRIS International PLC* (Communications Equipment)	1,200	34,188
Aspen Technology, Inc.* (Software)	501	31,468
athenahealth, Inc.* (Health Care Technology)	282	35,070
Autodesk, Inc.* (Software)	1,486	166,818
Blackbaud, Inc. (Software)	339	29,764
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,749	666,742
Brocade Communications Systems, Inc. (Communications Equipment)	2,799	33,448
CA, Inc. (Software)	2,139	71,400
CACI International, Inc.* - Class A (IT Services)	173	24,108
Cadence Design Systems, Inc.* (Software)	1,887	74,480
Cars.com, Inc.* (Internet Software & Services)	490	13,039
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	470	30,992
CDK Global, Inc. (Software)	884	55,772
CDW Corp. (Electronic Equipment, Instruments & Components)	1,048	69,168
Cerner Corp.* (Health Care Technology)	2,132	152,054
Ciena Corp.* (Communications Equipment)	955	20,981
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	435	23,194
Cisco Systems, Inc. (Communications Equipment)	33,806	1,136,896
Citrix Systems, Inc.* (Software)	970	74,515
Cognizant Technology Solutions Corp. (IT Services)	3,987	289,217
CommScope Holding Co., Inc.* (Communications Equipment)	1,302	43,239
CommVault Systems, Inc.* (Software)	299	18,179
Corning, Inc. (Electronic Equipment, Instruments & Components)	6,102	182,572
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	659	18,577
CSRA, Inc. (IT Services)	1,108	35,755
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,241	33,660
Dell Technologies, Inc.* - Class V (Software)	1,373	106,009
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	518	11,836
DST Systems, Inc. (IT Services)	412	22,611
DXC Technology Co. (IT Services)	1,918	164,718
Dycom Industries, Inc.* (Construction & Engineering)	219	18,807
eBay, Inc.* (Internet Software & Services)	6,723	258,567
EchoStar Corp.* (Communications Equipment)	338	19,344
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	328	13,999
Ellie Mae, Inc.* (Software)	243	19,958
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	955	27,552
EPAM Systems, Inc.* (IT Services)	352	30,951
F5 Networks, Inc.* (Communications Equipment)	433	52,202
Facebook, Inc.* - Class A (Internet Software & Services)	16,018	2,736,995
Fair Isaac Corp. (Software)	216	30,348
Finisar Corp.* (Communications Equipment)	773	17,137
FireEye, Inc.* (Software)	1,176	19,722
Fortinet, Inc.* (Software)	1,021	36,593
Garmin, Ltd. (Household Durables)	753	40,639
Gartner, Inc.* (IT Services)	609	75,766
GrubHub, Inc.* (Internet Software & Services)	580	30,543
Guidewire Software, Inc.* (Software)	510	39,709
Harris Corp. (Communications Equipment)	815	107,319
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	11,109	163,413
HP, Inc. (Technology Hardware, Storage & Peripherals)	11,289	225,329
IAC/InterActiveCorp* (Internet Software & Services)	507	59,613
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	896	23,816
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,772	1,209,877
InterDigital, Inc. (Communications Equipment)	245	18,069
International Business Machines Corp. (IT Services)	5,860	850,168
Intuit, Inc. (Software)	1,642	233,394
j2 Global, Inc. (Internet Software & Services)	341	25,193

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc. (Communications Equipment)	2,578	$71,746
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,062	112,572
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,101	203,729
Leidos Holdings, Inc. (IT Services)	958	56,733
LogMeIn, Inc. (Internet Software & Services)	357	39,288
Lumentum Holdings, Inc.* (Communications Equipment)	419	22,773
Manhattan Associates, Inc.* (Software)	471	19,579
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,944	52,698
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,900	90,649
Medidata Solutions, Inc.* (Health Care Technology)	398	31,068
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,567	140,685
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,530	296,155
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	785	40,412
Microsoft Corp. (Software)	52,075	3,879,066
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	368	34,758
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	269	28,662
Motorola Solutions, Inc. (Communications Equipment)	1,103	93,612
NCR Corp.* (Technology Hardware, Storage & Peripherals)	827	31,029
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,828	79,993
NetScout Systems, Inc.* (Communications Equipment)	602	19,475
Nuance Communications, Inc.* (Software)	1,798	28,265
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,053	724,554
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,854	52,713
Oracle Corp. (Software)	20,420	987,307
Palo Alto Networks, Inc.* (Communications Equipment)	618	89,054
Pandora Media, Inc.* (Internet Software & Services)	1,637	12,605
Paycom Software, Inc.* (Software)	345	25,861
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,257	17,611
Plantronics, Inc. (Communications Equipment)	237	10,480
Proofpoint, Inc.* (Software)	313	27,300
PTC, Inc.* (Software)	786	44,236
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	853	60,290
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,988	517,778
Red Hat, Inc.* (Software)	1,207	133,808
Salesforce.com, Inc.* (Software)	4,622	431,787
Science Applications International Corp. (IT Services)	308	20,590
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,941	64,383
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	452	16,973
ServiceNow, Inc.* (Software)	1,154	135,630
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	300	23,970
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,236	125,948
Splunk, Inc.* (Software)	931	61,846
SS&C Technologies Holdings, Inc. (Software)	1,172	47,056
Symantec Corp. (Software)	4,156	136,358
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	238	9,325
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	206	26,061
Synopsys, Inc.* (Software)	1,015	81,738
Tableau Software, Inc.* - Class A (Software)	428	32,053
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	245	21,768
Teradata Corp.* (IT Services)	859	29,026
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,336	49,819
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,700	600,588
The Ultimate Software Group, Inc.* (Software)	200	37,920
Twitter, Inc.* (Internet Software & Services)	4,334	73,115
Tyler Technologies, Inc.* (Software)	245	42,708
Vantiv, Inc.* (IT Services)	1,101	77,587
Veeva Systems, Inc.* - Class A (Health Care Technology)	775	43,718
Verint Systems, Inc.* (Software)	427	17,870
VeriSign, Inc.* (Internet Software & Services)	576	61,281
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	738	28,649
ViaSat, Inc.* (Communications Equipment)	366	23,541
Viavi Solutions, Inc.* (Communications Equipment)	1,545	14,616
VMware, Inc.* - Class A (Software)	496	54,158
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,990	171,937
Workday, Inc.* - Class A (Software)	880	92,743
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,446	48,137
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,679	118,924
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,240	42,681
Zillow Group, Inc.* - Class A (Internet Software & Services)	331	13,290
Zillow Group, Inc.* - Class C (Internet Software & Services)	710	28,549
TOTAL COMMON STOCKS (Cost $13,572,980)		31,789,682

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements (0.3%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $85,007	$85,000	$85,000
TOTAL REPURCHASE AGREEMENTS (Cost $85,000)		85,000

TOTAL INVESTMENT SECURITIES (Cost $13,657,980) - 99.6%		31,874,682
Net other assets (liabilities) - 0.4%		141,308

NET ASSETS - 100.0%		$32,015,990

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Commercial Services & Supplies	$17,611	0.1%
Communications Equipment	1,890,122	5.9%
Construction & Engineering	18,807	NM
Diversified Telecommunication Services	42,681	0.1%
Electronic Equipment, Instruments & Components	299,569	0.9%
Health Care Technology	279,185	0.9%
Household Durables	40,639	0.1%
Internet Software & Services	7,325,470	22.9%
IT Services	1,740,778	5.4%
Semiconductors & Semiconductor Equipment	6,023,590	18.8%
Software	7,910,340	24.8%
Technology Hardware, Storage & Peripherals	6,200,890	19.4%
Other**	226,308	0.7%
Total	$32,015,990	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (50.5%)
AT&T, Inc. (Diversified Telecommunication Services)	56,580	$2,216,239
CenturyLink, Inc. (Diversified Telecommunication Services)	5,066	95,747
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	2,770	147,613
Sprint Corp.* (Wireless Telecommunication Services)	6,348	49,387
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	811	22,619
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,718	167,592
Verizon Communications, Inc. (Diversified Telecommunication Services)	37,538	1,857,756
TOTAL COMMON STOCKS (Cost $2,474,980)		4,556,953

TOTAL INVESTMENT SECURITIES (Cost $2,474,980) - 50.5%		4,556,953
Net other assets (liabilities) - 49.5%		4,465,685

NET ASSETS - 100.0%		$9,022,638

*                           Non-income producing security.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	10/23/17	1.51%	$4,450,000	$4,449,466	$(534)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

ProFund VP Telecommunications invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$4,317,355	47.8%
Wireless Telecommunication Services	239,598	2.7%
Other**	4,465,685	49.5%
Total	$9,022,638	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
ALLETE, Inc. (Electric Utilities)	2,787	$215,407
Alliant Energy Corp. (Electric Utilities)	12,638	525,362
Ameren Corp. (Multi-Utilities)	13,284	768,347
American Electric Power Co., Inc. (Electric Utilities)	26,920	1,890,861
American Water Works Co., Inc. (Water Utilities)	9,771	790,572
Aqua America, Inc. (Water Utilities)	9,734	323,071
Atmos Energy Corp. (Gas Utilities)	5,796	485,937
Avista Corp. (Multi-Utilities)	3,516	182,023
Black Hills Corp. (Multi-Utilities)	2,941	202,547
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	19,750	291,313
CenterPoint Energy, Inc. (Multi-Utilities)	23,582	688,830
CMS Energy Corp. (Multi-Utilities)	15,430	714,718
Consolidated Edison, Inc. (Multi-Utilities)	16,963	1,368,575
Dominion Resources, Inc. (Multi-Utilities)	26,519	2,040,106
DTE Energy Co. (Multi-Utilities)	9,836	1,055,993
Duke Energy Corp. (Electric Utilities)	38,306	3,214,639
Edison International (Electric Utilities)	17,836	1,376,404
El Paso Electric Co. (Electric Utilities)	2,217	122,489
Entergy Corp. (Electric Utilities)	9,843	751,611
Eversource Energy (Electric Utilities)	17,345	1,048,332
Exelon Corp. (Electric Utilities)	52,555	1,979,747
FirstEnergy Corp. (Electric Utilities)	24,328	750,032
Great Plains Energy, Inc. (Electric Utilities)	11,799	357,510
Hawaiian Electric Industries, Inc. (Electric Utilities)	5,956	198,752
IDACORP, Inc. (Electric Utilities)	2,760	242,687
National Fuel Gas Co. (Gas Utilities)	4,689	265,444
New Jersey Resources Corp. (Gas Utilities)	4,749	200,170
NextEra Energy, Inc. (Electric Utilities)	25,630	3,756,076
NiSource, Inc. (Multi-Utilities)	17,839	456,500
NorthWestern Corp. (Multi-Utilities)	2,647	150,720
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	16,457	421,134
ONE Gas, Inc. (Gas Utilities)	2,870	211,347
PG&E Corp. (Electric Utilities)	28,086	1,912,376
Pinnacle West Capital Corp. (Electric Utilities)	6,123	517,761
PNM Resources, Inc. (Electric Utilities)	4,345	175,104
Portland General Electric Co. (Electric Utilities)	4,865	222,039
PPL Corp. (Electric Utilities)	37,391	1,418,988
Public Service Enterprise Group, Inc. (Multi-Utilities)	27,711	1,281,634
SCANA Corp. (Multi-Utilities)	7,827	379,531
Sempra Energy (Multi-Utilities)	13,746	1,568,831
South Jersey Industries, Inc. (Gas Utilities)	4,335	149,688
Southwest Gas Corp. (Gas Utilities)	2,595	201,424
Spire, Inc. (Gas Utilities)	2,634	196,628
The AES Corp. (Independent Power & Renewable Electricity Producers)	36,145	398,318
The Southern Co. (Electric Utilities)	54,701	2,688,007
UGI Corp. (Gas Utilities)	9,483	444,373
Vectren Corp. (Multi-Utilities)	4,540	298,596
Vistra Energy Corp. (Independent Power & Renewable Electricity Producers)	15,441	288,592
WEC Energy Group, Inc. (Multi-Utilities)	17,268	1,084,085
Westar Energy, Inc. (Electric Utilities)	7,776	385,690
WGL Holdings, Inc. (Gas Utilities)	2,808	236,434
Xcel Energy, Inc. (Electric Utilities)	27,789	1,314,975
TOTAL COMMON STOCKS (Cost $19,598,575)		42,210,330

	Principal Amount	Value
Repurchase Agreements (0.3%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $136,011	$136,000	$136,000
TOTAL REPURCHASE AGREEMENTS (Cost $136,000)		136,000

TOTAL INVESTMENT SECURITIES (Cost $19,734,575) - 100.3%		42,346,330
Net other assets (liabilities) - (0.3)%		(144,113)

NET ASSETS - 100.0%		$42,202,217

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of September 30, 2017:

	Value	% of Net Assets
Electric Utilities	$25,064,849	59.4%
Gas Utilities	2,391,445	5.7%
Independent Power & Renewable Electricity Producers	1,399,357	3.3%
Multi-Utilities	12,241,036	29.0%
Water Utilities	1,113,643	2.6%
Other**	(8,113)	NM
Total	$42,202,217	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (45.8%)
U.S. Treasury Bond, 2.75%, 8/15/47	$12,240,000	$11,968,425
TOTAL U.S. TREASURY OBLIGATION (Cost $12,011,098)		11,968,425

Repurchase Agreements (88.5%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $23,123,817	23,122,000	23,122,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,122,000)		23,122,000

TOTAL INVESTMENT SECURITIES (Cost $35,133,098) - 134.3%		35,090,425
Net other assets (liabilities) - (34.3)%		(8,970,982)

NET ASSETS - 100.0%		$26,119,443

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $707,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.75% due on 8/15/47	Citibank North America	10/6/17	1.25%	$10,100,000	$9,875,906	$(435,348)
30-Year U.S. Treasury Bond, 2.75% due on 8/15/47	Societe’ Generale	10/6/17	1.24%	10,800,000	10,560,375	(290,962)
				$20,900,000	$20,436,281	$(726,310)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (91.8%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $8,305,652	$8,305,000	$8,305,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,305,000)		8,305,000

TOTAL INVESTMENT SECURITIES (Cost $8,305,000) - 91.8%		8,305,000
Net other assets (liabilities) - 8.2%		741,150

NET ASSETS - 100.0%		$9,046,150

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $144,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.75% due on 8/15/47	Citibank North America	10/6/17	(0.95)%	$(9,100,000)	$(8,898,094)	$244,437
30-Year U.S. Treasury Bond, 2.75% due on 8/15/47	Societe’ Generale	10/6/17	(0.80)%	(2,500,000)	(2,444,531)	56,416
				$(11,600,000)	$(11,342,625)	$300,853

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (101.4%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $493,039	$493,000	$493,000
TOTAL REPURCHASE AGREEMENTS (Cost $493,000)		493,000

TOTAL INVESTMENT SECURITIES (Cost $493,000) - 101.4%		493,000
Net other assets (liabilities) - (1.4)%		(6,608)

NET ASSETS - 100.0%		$486,392

(a)                   A portion of these securities were held in a segregated account for the benefit of foreign currency contract counterparties in the event of default. At September 30, 2017, the aggregate amount held in a segregated account was $79,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At September 30, 2017, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound	38,569	U.S. dollar	$50,399	10/6/17	$51,685	$1,286
Canadian dollar	41,958	U.S. dollar	34,373	10/6/17	33,633	(740)
Euro	168,143	U.S. dollar	200,676	10/6/17	198,776	(1,900)
Japanese yen	5,870,904	U.S. dollar	53,859	10/6/17	52,197	(1,662)
Swedish krona	41,407	U.S. dollar	5,207	10/6/17	5,088	(119)
Swiss franc	12,380	U.S. dollar	12,960	10/6/17	12,793	(167)
Total Long Contracts	6,173,361		$357,474		$354,172	$(3,302)

At September 30, 2017, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$109,015	British pound	82,023	10/6/17	$109,915	$(900)
U.S. dollar	85,380	Canadian dollar	104,003	10/6/17	83,366	2,014
U.S. dollar	524,705	Euro	438,065	10/6/17	517,873	6,832
U.S. dollar	120,631	Japanese yen	13,284,585	10/6/17	118,111	2,520
U.S. dollar	38,688	Swedish krona	308,292	10/6/17	37,878	810
U.S. dollar	32,569	Swiss franc	31,263	10/6/17	32,307	262
Total Short Contracts	$910,988		14,248,231		$899,450	$11,538

Long:
British pound	87,546	U.S. dollar	$114,338	10/6/17	$117,316	$2,978
Canadian dollar	117,818	U.S. dollar	96,533	10/6/17	94,440	(2,093)
Euro	512,558	U.S. dollar	611,690	10/6/17	605,938	(5,752)
Japanese yen	14,996,138	U.S. dollar	137,702	10/6/17	133,329	(4,373)
Swedish krona	435,167	U.S. dollar	54,716	10/6/17	53,466	(1,250)
Swiss franc	36,261	U.S. dollar	37,964	10/6/17	37,471	(493)
Total Long Contracts	16,185,488		$1,052,943		$1,041,960	$(10,983)

		Total Unrealized Appreciation				$16,702
		Total Unrealized (Depreciation)				(19,449)
		Total Net Unrealized Appreciation / (Depreciation)				$(2,747)

See accompanying notes to schedules of portfolio investments.

September 30, 2017 :: ProFund VP Government Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (20.9%)
U.S. Treasury Bill
1.00%+, 3/1/18	$25,000,000	$24,894,762
0.97%+, 11/30/17	20,000,000	19,967,333
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,862,095)		44,862,095

Repurchase Agreements (76.9%)(a)
Repurchase Agreements with various counterparties, rates 0.90%-1.00%, dated 9/29/17, due 10/2/17, total to be received $165,208,978	165,196,000	165,196,000
TOTAL REPURCHASE AGREEMENTS (Cost $165,196,000)		165,196,000

TOTAL INVESTMENT SECURITIES (Cost $210,058,095) - 97.8%		210,058,095
Net other assets (liabilities) - 2.2%		4,824,691

NET ASSETS - 100.0%		$214,882,786

+                         Reflects the effective yield or interest rate in effect at September 30, 2017.

(a)                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2017 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of September 30, 2017, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	RBS Securities, Inc.,	Societe’ Generale,	UMB Bank N.A.,
	0.90%	0.97%	0.90%	1.00%	0.90%
Fund	dated 9/29/17,	dated 9/29/17,	dated 9/29/17,	dated 9/29/17,	dated 9/29/17,
Name	due 10/2/17(1)	due 10/2/17(2)	due 10/2/17(3)	due 10/2/17(4)	due 10/2/17(5)
ProFund VP Bull	$6,905,000	$6,905,000	$11,324,000	$10,357,000	$42,000
ProFund VP Mid-Cap	2,982,000	2,982,000	4,891,000	4,474,000	23,000
ProFund VP Small-Cap	1,207,000	1,207,000	1,981,000	1,811,000	14,000
ProFund VP Dow 30	59,000	59,000	97,000	89,000	7,000
ProFund VP NASDAQ-100	6,340,000	6,340,000	10,400,000	9,511,000	41,000
ProFund VP Large-Cap Value	27,000	27,000	44,000	41,000	2,000
ProFund VP Mid-Cap Value	8,000	8,000	14,000	12,000	2,000
ProFund VP Mid-Cap Growth	3,000	3,000	6,000	5,000	3,000
ProFund VP Small-Cap Value	20,000	20,000	32,000	30,000	1,000
ProFund VP Small-Cap Growth	13,000	13,000	22,000	20,000	2,000
ProFund VP International	3,170,000	3,170,000	5,199,000	4,755,000	22,000
ProFund VP Emerging Markets	713,000	713,000	1,171,000	1,071,000	11,000
ProFund VP Japan	2,081,000	2,081,000	3,413,000	3,121,000	13,000
ProFund VP UltraBull	654,000	654,000	1,073,000	982,000	9,000
ProFund VP UltraMid-Cap	828,000	828,000	1,360,000	1,243,000	10,000
ProFund VP UltraSmall-Cap	2,996,000	2,996,000	4,916,000	4,497,000	23,000
ProFund VP UltraNASDAQ-100	7,785,000	7,785,000	12,768,000	11,679,000	54,000

September 30, 2017 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	RBS Securities, Inc.,	Societe’ Generale,	UMB Bank N.A.,
	0.90%	0.97%	0.90%	1.00%	0.90%
Fund	dated 9/29/17,	dated 9/29/17,	dated 9/29/17,	dated 9/29/17,	dated 9/29/17,
Name	due 10/2/17(1)	due 10/2/17(2)	due 10/2/17(3)	due 10/2/17(4)	due 10/2/17(5)
ProFund VP Bear	$875,000	$875,000	$1,437,000	$1,314,000	$12,000
ProFund VP Short Mid-Cap	123,000	123,000	203,000	185,000	8,000
ProFund VP Short Small-Cap	459,000	459,000	754,000	690,000	9,000
ProFund VP Short Dow 30	1,000	1,000	3,000	2,000	9,000
ProFund VP Short NASDAQ-100	876,000	876,000	1,437,000	1,315,000	14,000
ProFund VP Short International	100,000	100,000	166,000	151,000	6,000
ProFund VP Short Emerging Markets	119,000	119,000	195,000	178,000	6,000
ProFund VP UltraShort Dow 30	1,000	1,000	2,000	2,000	3,000
ProFund VP UltraShort NASDAQ-100	68,000	68,000	112,000	103,000	7,000
ProFund VP Banks	4,000	4,000	7,000	6,000	1,000
ProFund VP Biotechnology	84,000	84,000	138,000	126,000	3,000
ProFund VP Consumer Goods	11,000	11,000	19,000	17,000	3,000
ProFund VP Consumer Services	27,000	27,000	44,000	40,000	2,000
ProFund VP Financials	109,000	109,000	180,000	164,000	3,000
ProFund VP Health Care	15,000	15,000	24,000	22,000	2,000
ProFund VP Industrials	6,000	6,000	9,000	9,000	1,000
ProFund VP Internet	21,000	21,000	35,000	32,000	1,000
ProFund VP Pharmaceuticals	14,000	14,000	24,000	22,000	2,000
ProFund VP Precious Metals	5,388,000	5,388,000	8,836,000	8,083,000	37,000
ProFund VP Real Estate	26,000	26,000	43,000	39,000	1,000
ProFund VP Semiconductor	2,000	2,000	3,000	3,000	2,000
ProFund VP Technology	16,000	16,000	27,000	24,000	2,000
ProFund VP Utilities	26,000	26,000	43,000	39,000	2,000
ProFund VP U.S. Government Plus	4,492,000	4,492,000	7,369,000	6,739,000	30,000
ProFund VP Rising Rates Opportunity	1,613,000	1,613,000	2,645,000	2,420,000	14,000
ProFund VP Falling U.S. Dollar	94,000	94,000	155,000	142,000	8,000
ProFund VP Government Money Market	32,104,000	32,104,000	52,651,000	48,156,000	181,000
	$82,465,000	$82,465,000	$135,272,000	$123,721,000	$648,000

Each Repurchase Agreement was fully collateralized by U.S. government securities as of September 30, 2017 as follows:

(1)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at September 30, 2017, 2.814% to 2.943%, due 8/15/39 to 11/15/43, which had an aggregate value of $84,137,978.

(2)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/21, total value of $84,119,222.

(3)                   U.S. Treasury Notes, 0.875% to 3.00%, due 10/15/17 to 5/15/45, which had an aggregate value of $137,981,210.

(4)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $126,200,234.

(5)                   U.S. Treasury Notes, 1.125%, due 12/31/19, total value $665,518.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended September 30, 2017, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2017 (unaudited)

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

September 30, 2017 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of September 30, 2017, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2017 (unaudited)

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in this Form N-Q filing dated September 30, 2017.  The ProFunds’ VP compliance date for Form N-PORT is June 1, 2018, and the ProFunds VP will make their initial filing on Form N-PORT for the period ending June 30, 2018.  Form N-PORT will replace Form N-Q filings.  The ProFunds’ VP compliance date for Form N-CEN is June 1, 2018, and the ProFunds VP will make their initial filing on Form N-CEN for the period ending December 31, 2018.  Form N-CEN will replace Form N-SAR filings.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of September 30, 2017, there are no significant transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

September 30, 2017 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

For the quarter ended September 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$43,793,457	$—	$—	$—	$43,793,457	$—
Repurchase Agreements	—	—	35,533,000	—	35,533,000	—
Futures Contracts	—	429,869	—	—	—	429,869
Swap Agreements	—	—	—	82,428	—	82,428
Total	$43,793,457	$429,869	$35,533,000	$82,428	$79,326,457	$512,297
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$15,352,000	$—	$15,352,000	$—
Futures Contracts	—	253,210	—	—	—	253,210
Swap Agreements	—	—	—	35,354	—	35,354
Total	$—	$253,210	$15,352,000	$35,354	$15,352,000	$288,564
ProFund VP Small-Cap
Common Stocks
Real Estate Management & Development	$20,294	$—	$2,414	$—	$22,708	$—
All Other Common Stocks	5,376,169	—	—	—	5,376,169	—
Contingent Rights*	—	—	500	—	500	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	6,220,000	—	6,220,000	—
Swap Agreements	—	—	—	28,048	—	28,048
Total	$5,396,463	$—	$6,222,914	$28,048	$11,619,377	$28,048
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$311,000	$—	$311,000	$—
Swap Agreements	—	—	—	866	—	866
Total	$—	$—	$311,000	$866	$311,000	$866
ProFund VP NASDAQ-100
Common Stocks	$42,242,611	$—	$—	$—	$42,242,611	$—
Repurchase Agreements	—	—	32,632,000	—	32,632,000	—
Futures Contracts	—	109,575	—	—	—	109,575
Swap Agreements	—	—	—	149,628	—	149,628
Total	$42,242,611	$109,575	$32,632,000	$149,628	$74,874,611	$259,203
ProFund VP Large-Cap Value
Common Stocks	$18,996,886	$—	$—	$—	$18,996,886	$—
Repurchase Agreements	—	—	141,000	—	141,000	—
Total	$18,996,886	$—	$141,000	$—	$19,137,886	$—
ProFund VP Large-Cap Growth
Common Stocks	$32,406,968	$—	$—	$—	$32,406,968	$—
Total	$32,406,968	$—	$—	$—	$32,406,968	$—
ProFund VP Mid-Cap Value
Common Stocks	$16,529,446	$—	$—	$—	$16,529,446	$—
Repurchase Agreements	—	—	44,000	—	44,000	—
Total	$16,529,446	$—	$44,000	$—	$16,573,446	$—
ProFund VP Mid-Cap Growth
Common Stocks	$22,661,855	$—	$—	$—	$22,661,855	$—
Repurchase Agreements	—	—	20,000	—	20,000	—
Total	$22,661,855	$—	$20,000	$—	$22,681,855	$—

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap Value
Common Stocks
Real Estate Management & Development	$95,922	$—	$40,885	$—	$136,807	$—
All Other Common Stocks	22,349,803	—	—	—	22,349,803	—
Repurchase Agreements	—	—	103,000	—	103,000	—
Total	$22,445,725	$—	$143,885	$—	$22,589,610	$—
ProFund VP Small-Cap Growth
Common Stocks	$25,136,891	$—	$—	$—	$25,136,891	$—
Repurchase Agreements	—	—	70,000	—	70,000	—
Total	$25,136,891	$—	$70,000	$—	$25,206,891	$—
ProFund VP Asia 30
Common Stocks	$35,801,546	$—	$—	$—	$35,801,546	$—
Total	$35,801,546	$—	$—	$—	$35,801,546	$—
ProFund VP Europe 30
Common Stocks	$37,658,847	$—	$—	$—	$37,658,847	$—
Total	$37,658,847	$—	$—	$—	$37,658,847	$—
ProFund VP International
Repurchase Agreements	$—	$—	$16,316,000	$—	$16,316,000	$—
Swap Agreements	—	—	—	133,872	—	133,872
Total	$—	$—	$16,316,000	$133,872	$16,316,000	$133,872
ProFund VP Emerging Markets
Common Stocks	$30,614,019	$—	$—	$—	$30,614,019	$—
Preferred Stocks	1,769,016	—	—	—	1,769,016	—
Repurchase Agreements	—	—	3,679,000	—	3,679,000	—
Swap Agreements	—	—	—	31,698	—	31,698
Total	$32,383,035	$—	$3,679,000	$31,698	$36,062,035	$31,698
ProFund VP Japan
Repurchase Agreements	$—	$—	$10,709,000	$—	$10,709,000	$—
Futures Contracts	—	414,451	—	—	—	414,451
Total	$—	$414,451	$10,709,000	$—	$10,709,000	$414,451
ProFund VP UltraBull
Common Stocks	$10,510,438	$—	$—	$—	$10,510,438	$—
Repurchase Agreements	—	—	3,372,000	—	3,372,000	—
Futures Contracts	—	73,927	—	—	—	73,927
Swap Agreements	—	—	—	68,760	—	68,760
Total	$10,510,438	$73,927	$3,372,000	$68,760	$13,882,438	$142,687
ProFund VP UltraMid-Cap
Common Stocks	$14,451,551	$—	$—	$—	$14,451,551	$—
Repurchase Agreements	—	—	4,269,000	—	4,269,000	—
Futures Contracts	—	130,441	—	—	—	130,441
Swap Agreements	—	—	—	71,799	—	71,799
Total	$14,451,551	$130,441	$4,269,000	$71,799	$18,720,551	$202,240
ProFund VP UltraSmall-Cap
Common Stocks
Real Estate Management & Development	$30,036	$—	$3,572	$—	$33,608	$—
All Other Common Stocks	7,956,715	—	—	—	7,956,715	—
Contingent Rights*	—	—	1,079	—	1,079	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	15,428,000	—	15,428,000	—
Futures Contracts	—	122,086	—	—	—	122,086
Swap Agreements	—	—	—	161,497	—	161,497
Total	$7,986,751	$122,086	$15,432,651	$161,497	$23,419,402	$283,583
ProFund VP UltraNASDAQ-100
Common Stocks	$64,772,003	$—	$—	$—	$64,772,003	$—
Repurchase Agreements	—	—	40,071,000	—	40,071,000	—
Futures Contracts	—	120,756	—	—	—	120,756
Swap Agreements	—	—	—	900,850	—	900,850
Total	$64,772,003	$120,756	$40,071,000	$900,850	$104,843,003	$1,021,606

September 30, 2017 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bear
Repurchase Agreements	$—	$—	$4,513,000	$—	$4,513,000	$—
Futures Contracts	—	(30,162)	—	—	—	(30,162)
Swap Agreements	—	—	—	(15,721)	—	(15,721)
Total	$—	$(30,162)	$4,513,000	$(15,721)	$4,513,000	$(45,883)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$642,000	$—	$642,000	$—
Swap Agreements	—	—	—	(2,367)	—	(2,367)
Total	$—	$—	$642,000	$(2,367)	$642,000	$(2,367)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,371,000	$—	$2,371,000	$—
Futures Contracts	—	(20,049)	—	—	—	(20,049)
Swap Agreements	—	—	—	(9,199)	—	(9,199)
Total	$—	$(20,049)	$2,371,000	$(9,199)	$2,371,000	$(29,248)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$16,000	$—	$16,000	$—
Swap Agreements	—	—	—	(45)	—	(45)
Total	$—	$—	$16,000	$(45)	$16,000	$(45)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$4,518,000	$—	$4,518,000	$—
Futures Contracts	—	(17,950)	—	—	—	(17,950)
Swap Agreements	—	—	—	(18,957)	—	(18,957)
Total	$—	$(17,950)	$4,518,000	$(18,957)	$4,518,000	$(36,907)
ProFund VP Short International
Repurchase Agreements	$—	$—	$523,000	$—	$523,000	$—
Swap Agreements	—	—	—	(4,333)	—	(4,333)
Total	$—	$—	$523,000	$(4,333)	$523,000	$(4,333)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$617,000	$—	$617,000	$—
Swap Agreements	—	—	—	(5,437)	—	(5,437)
Total	$—	$—	$617,000	$(5,437)	$617,000	$(5,437)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$9,000	$—	$9,000	$—
Swap Agreements	—	—	—	(55)	—	(55)
Total	$—	$—	$9,000	$(55)	$9,000	$(55)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$358,000	$—	$358,000	$—
Futures Contracts	—	(1,122)	—	—	—	(1,122)
Swap Agreements	—	—	—	(4,576)	—	(4,576)
Total	$—	$(1,122)	$358,000	$(4,576)	$358,000	$(5,698)
ProFund VP Banks
Common Stocks	$8,128,541	$—	$—	$—	$8,128,541	$—
Repurchase Agreements	—	—	22,000	—	22,000	—
Swap Agreements	—	—	—	(300)	—	(300)
Total	$8,128,541	$—	$22,000	$(300)	$8,150,541	$(300)
ProFund VP Basic Materials
Common Stocks	$20,730,540	$—	$—	$—	$20,730,540	$—
Total	$20,730,540	$—	$—	$—	$20,730,540	$—
ProFund VP Biotechnology
Common Stocks	$59,674,617	$—	$—	$—	$59,674,617	$—
Contingent Right	—	—	16,099	—	16,099	—
Repurchase Agreements	—	—	435,000	—	435,000	—
Swap Agreements	—	—	—	(2,232)	—	(2,232)
Total	$59,674,617	$—	$451,099	$(2,232)	$60,125,716	$(2,232)
ProFund VP Consumer Goods
Common Stocks	$16,378,844	$—	$—	$—	$16,378,844	$—
Repurchase Agreements	—	—	61,000	—	61,000	—
Total	$16,378,844	$—	$61,000	$—	$16,439,844	$—
ProFund VP Consumer Services
Common Stocks	$22,443,305	$—	$—	$—	$22,443,305	$—
Repurchase Agreements	—	—	140,000	—	140,000	—
Total	$22,443,305	$—	$140,000	$—	$22,583,305	$—

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Financials
Common Stocks	$45,843,968	$—	$—	$—	$45,843,968	$—
Repurchase Agreements	—	—	565,000	—	565,000	—
Total	$45,843,968	$—	$565,000	$—	$46,408,968	$—
ProFund VP Health Care
Common Stocks	$61,812,300	$—	$—	$—	$61,812,300	$—
Contingent Right	—	—	4,125	—	4,125	—
Repurchase Agreements	—	—	78,000	—	78,000	—
Total	$61,812,300	$—	$82,125	$—	$61,894,425	$—
ProFund VP Industrials
Common Stocks	$28,951,138	$—	$—	$—	$28,951,138	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Total	$28,951,138	$—	$31,000	$—	$28,982,138	$—
ProFund VP Internet
Common Stocks	$15,712,303	$—	$—	$—	$15,712,303	$—
Repurchase Agreements	—	—	110,000	—	110,000	—
Total	$15,712,303	$—	$110,000	$—	$15,822,303	$—
ProFund VP Oil & Gas
Common Stocks	$40,875,808	$—	$—	$—	$40,875,808	$—
Total	$40,875,808	$—	$—	$—	$40,875,808	$—
ProFund VP Pharmaceuticals
Common Stocks	$11,963,247	$—	$—	$—	$11,963,247	$—
Repurchase Agreements	—	—	76,000	—	76,000	—
Swap Agreements	—	—	—	(816)	—	(816)
Total	$11,963,247	$—	$76,000	$(816)	$12,039,247	$(816)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$27,732,000	$—	$27,732,000	$—
Swap Agreements	—	—	—	(895,594)	—	(895,594)
Total	$—	$—	$27,732,000	$(895,594)	$27,732,000	$(895,594)
ProFund VP Real Estate
Common Stocks	$20,379,305	$—	$—	$—	$20,379,305	$—
Repurchase Agreements	—	—	135,000	—	135,000	—
Total	$20,379,305	$—	$135,000	$—	$20,514,305	$—
ProFund VP Semiconductor
Common Stocks	$6,833,138	$—	$—	$—	$6,833,138	$—
Repurchase Agreements	—	—	12,000	—	12,000	—
Swap Agreements	—	—	—	(216)	—	(216)
Total	$6,833,138	$—	$12,000	$(216)	$6,845,138	$(216)
ProFund VP Technology
Common Stocks	$31,789,682	$—	$—	$—	$31,789,682	$—
Repurchase Agreements	—	—	85,000	—	85,000	—
Total	$31,789,682	$—	$85,000	$—	$31,874,682	$—
ProFund VP Telecommunications
Common Stocks	$4,556,953	$—	$—	$—	$4,556,953	$—
Swap Agreements	—	—	—	(534)	—	(534)
Total	$4,556,953	$—	$—	$(534)	$4,556,953	$(534)
ProFund VP Utilities
Common Stocks	$42,210,330	$—	$—	$—	$42,210,330	$—
Repurchase Agreements	—	—	136,000	—	136,000	—
Total	$42,210,330	$—	$136,000	$—	$42,346,330	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$11,968,425	$—	$11,968,425	$—
Repurchase Agreements	—	—	23,122,000	—	23,122,000	—
Swap Agreements	—	—	—	(726,310)	—	(726,310)
Total	$—	$—	$35,090,425	$(726,310)	$35,090,425	$(726,310)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$8,305,000	$—	$8,305,000	$—
Swap Agreements	—	—	—	300,853	—	300,853
Total	$—	$—	$8,305,000	$300,853	$8,305,000	$300,853

September 30, 2017 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$493,000	$—	$493,000	$—
Forward Currency Contracts	—	—	—	(2,747)	—	(2,747)
Total	$—	$—	$493,000	$(2,747)	$493,000	$(2,747)
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$44,862,095	$—	$44,862,095	$—
Repurchase Agreements	—	—	165,196,000	—	165,196,000	—
Total	$—	$—	$210,058,095	$—	$210,058,095	$—

^                    Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                   Chelsea Therapeutics International, Ltd. contingent right was valued at $0 and categorized as Level 2 within the fair value hierarchy.

**              Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2017 (unaudited)

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

September 30, 2017 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP will be subject to index performance risk.  There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund VP achieving high, or even positive, returns.  The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

6. Subsequent Events

Effective December 11, 2017, the ProFund VP Short Emerging Markets will undergo a 1-for-5 reverse share split, and the ProFund VP UltraShort NASDAQ-100 will undergo a 1-for-8 reverse share split.  The effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of these ProFunds VP or the value of a shareholder’s investment.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 28, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 24, 2017

* Print the name and title of each signing officer under his or her signature.